BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Bermuda — 0.0%
BPCRE Ltd., Series 2022-FL2, Class
A, (1 Month CME Term SOFR +
2.40%), 5.42%, 01/16/37
(a)(b)
.... USD 10,398 $ 10,201,364
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 9,540,941
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 12,538,291
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,394,514
23,473,746
Cayman Islands — 5.0%
522 Funding CLO Ltd.
(a)(b)
Series 2018-3A, Class CR, (LIBOR
USD 3 Month + 2.05%), 4.76%,
10/20/31 ............... USD 750 688,826
Series 2019-4A, Class CR, (LIBOR
USD 3 Month + 2.40%), 5.11%,
04/20/30 ............... 500 470,788
Series 2019-4A, Class DR, (LIBOR
USD 3 Month + 3.65%), 6.36%,
04/20/30 ............... 3,500 3,191,949
Series 2019-5A, Class AR, (3 Month
CME Term SOFR + 1.33%),
3.66%, 04/15/35 .......... 6,900 6,611,222
ACAS CLO Ltd.
(a)(b)
Series 2015-1A, Class AR3, (LIBOR
USD 3 Month + 0.89%), 3.63%,
10/18/28 ............... 3,828 3,744,969
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.60%), 4.34%,
10/18/28 ............... 500 472,567
Series 2015-1A, Class CRR, (LIBOR
USD 3 Month + 2.20%), 4.94%,
10/18/28 ............... 3,690 3,428,117
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (LIBOR USD 3 Month + 3.30%),
5.81%, 01/15/33
(a)(b)
.......... 375 340,591
AGL CLO 5 Ltd.
(a)(b)
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 4.11%,
07/20/34 ............... 390 367,259
Series 2020-5A, Class ER, (LIBOR
USD 3 Month + 6.45%), 9.16%,
07/20/34 ............... 2,160 1,792,807
AGL CLO 7 Ltd., Series 2020-7A, Class
ER, (LIBOR USD 3 Month + 6.35%),
8.86%, 07/15/34
(a)(b)
.......... 500 423,121
AGL CLO 9 Ltd., Series 2020-9A, Class
E, (LIBOR USD 3 Month + 7.26%),
9.97%, 01/20/34
(a)(b)
.......... 970 871,693
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 4.10%, 04/20/32
(a)(b)
.... 4,775 4,682,539
AIMCO CLO, Series 2018-BA, Class
AR, (LIBOR USD 3 Month + 1.10%),
3.61%, 01/15/32
(a)(b)
.......... 2,000 1,945,136
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(b)
.. 7,900 5,057,580
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a)(b)
.. 20,000 14,567,100
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 4.88%,
10/21/28 ............... USD 2,740 $ 2,603,232
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 5.73%,
10/21/28 ............... 7,480 6,769,770
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (LIBOR USD 3 Month +
1.55%), 4.06%, 01/15/30
(a)(b)
.... 1,630 1,561,517
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 3.87%, 01/17/31
(a)(b)
.... 250 245,325
Allegro CLO VIII Ltd., Series 2018-2A,
Class B1, (LIBOR USD 3 Month +
1.67%), 4.18%, 07/15/31
(a)(b)
.... 500 481,988
Allegro CLO XI Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
3.00%), 5.74%, 01/19/33
(a)(b)
.... 560 523,210
ALM Ltd.
(a)(b)
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 4.36%,
10/15/29 ............... 12,790 12,186,286
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 2.00%), 4.51%,
10/15/29 ............... 500 463,075
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)
...... 12,160 1,824
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 4.04%, 11/02/30
(a)(b)
.... 1,720 1,697,068
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (LIBOR USD 3 Month +
1.05%), 3.83%, 07/24/29
(a)(b)
.... 4,828 4,775,726
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 3.84%,
01/28/31 ............... 2,932 2,884,575
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 4.29%,
01/28/31 ............... 9,800 9,423,502
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.64%, 01/28/31
(a)(b)
1,500 1,379,200
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 3.96%,
01/15/30 ............... 16,585 16,093,981
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 4.36%,
01/15/30 ............... 5,245 4,986,387
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 3.56%, 07/15/30
(a)(b)
6,570 6,463,073
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 3.88%,
01/28/31 ............... 14,610 14,358,442
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 4.54%,
01/28/31 ............... 8,000 7,653,108
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 4.99%,
01/28/31 ............... 7,325 6,791,408

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
6.29%, 01/28/31 .......... USD 8,610 $ 7,772,432
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class AR2A, (LIBOR
USD 3 Month + 1.20%), 3.97%,
10/27/34
(a)(b)
............... 1,150 1,107,848
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 3.71%,
10/13/30 ............... 2,910 2,871,514
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 4.11%,
10/13/30 ............... 3,680 3,538,690
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 4.61%,
10/13/30 ............... 1,160 1,099,380
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 5.66%,
10/13/30 ............... 1,583 1,459,265
Series 2018-1RA, Class A1, (LIBOR
USD 3 Month + 0.99%), 3.45%,
04/13/31 ............... 6,650 6,487,493
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 5,351,686
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)(c)
........ 7,500 5,640,000
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)(b)
............... 10,000 7,933,000
Antares CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.53%), 4.31%, 07/25/33
(a)(b)
.... 10,000 9,723,512
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 3.72%, 04/20/31
(a)(b)
... 4,630 4,529,995
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 3.90%, 10/22/30
(a)(b)
.... 540 524,998
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A1R,
(LIBOR USD 3 Month + 1.06%),
3.77%, 04/20/31 .......... 1,500 1,465,038
Series 2015-22A, Class BR, (LIBOR
USD 3 Month + 1.95%), 4.66%,
04/20/31 ............... 750 694,989
Series 2015-22A, Class CR, (LIBOR
USD 3 Month + 2.95%), 5.66%,
04/20/31 ............... 800 718,078
Apidos CLO XXV, Series 2016-25A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 3.88%, 10/20/31
(a)(b)
.... 400 388,619
Apidos CLO XXVI, Series 2017-26A,
Class BR, (LIBOR USD 3 Month +
1.95%), 4.69%, 07/18/29
(a)(b)
.... 2,750 2,571,172
Apidos CLO XXXI, Series 2019-31A,
Class BR, (LIBOR USD 3 Month +
1.55%), 4.06%, 04/15/31
(a)(b)
.... 250 235,176
Apidos CLO XXXII, Series 2019-32A,
Class D, (LIBOR USD 3 Month +
3.50%), 6.21%, 01/20/33
(a)(b)
.... 300 273,158
Apidos CLO XXXVI, Series 2021-36A,
Class B, (LIBOR USD 3 Month +
1.60%), 4.31%, 07/20/34
(a)(b)
.... 1,320 1,242,953
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXXVII, Series 2021-37A,
Class E, (LIBOR USD 3 Month +
6.30%), 9.06%, 10/22/34
(a)(b)
.... USD 850 $ 718,251
Apidos CLO XXXVIII, Series 2021-38A,
Class E2, (LIBOR USD 3 Month +
7.75%), 10.48%, 01/21/34
(a)(b)
... 1,220 1,081,586
Apollo Credit Funding IV Ltd., Series
4A, Class A2R, (LIBOR USD 3
Month + 1.60%), 4.11%, 07/15/30
(a)(b)
750 714,763
Apres Static CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R, (LIBOR
USD 3 Month + 1.07%), 3.58%,
10/15/28 ............... 519 512,332
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 4.21%,
10/15/28 ............... 500 485,591
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 6.76%,
10/15/28 ............... 9,150 8,646,396
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1 Month CME Term SOFR +
1.85%), 4.70%, 05/15/37
(a)(b)
.... 19,015 18,605,392
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (LIBOR USD 3 Month +
1.05%), 3.81%, 04/22/31
(a)(b)
.... 2,000 1,945,486
Ares Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (LIBOR
USD 3 Month + 6.70%), 9.21%,
10/15/34 ............... 10,850 9,664,314
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 10,094,868
Ares LVI CLO Ltd., Series 2020-56A,
Class ER, (LIBOR USD 3 Month +
6.50%), 9.28%, 10/25/34
(a)(b)
.... 3,375 2,915,604
Ares XLI CLO Ltd., Series 2016-41A,
Class BR, (LIBOR USD 3 Month +
1.45%), 3.96%, 04/15/34
(a)(b)
.... 4,500 4,211,162
Ares XLII CLO Ltd., Series 2017-42A,
Class AR, (LIBOR USD 3 Month +
0.92%), 3.68%, 01/22/28
(a)(b)
.... 2,013 1,983,641
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 4.56%, 10/15/30
(a)(b)
.... 1,125 1,052,993
Ares XLVIII CLO Ltd., Series 2018-48A,
Class B, (LIBOR USD 3 Month +
1.58%), 4.29%, 07/20/30
(a)(b)
.... 5,055 4,802,250
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 3.68%, 10/15/30
(a)(b)
.... 1,500 1,476,208
Assurant CLO Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.04%), 3.75%, 04/20/31
(a)(b)
.... 750 729,828
Atrium IX
(a)(b)
Series 9A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 4.03%,
05/28/30 ............... 2,084 2,047,381
Series 9A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 4.54%,
05/28/30 ............... 325 310,174
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(b)
.......... 13,300 20,482
Atrium XV, Series 15A, Class D,
(LIBOR USD 3 Month + 3.00%),
5.78%, 01/23/31
(a)(b)
.......... 250 223,128

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Avery Point IV CLO Ltd., Series 2014-
1A, Class D, (LIBOR USD 3 Month +
3.50%), 6.28%, 04/25/26
(a)(b)
.... USD 3,750 $ 3,683,509
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 4.11%, 01/20/31
(a)(b)
.... 250 235,521
Bain Capital Credit CLO, Series 2018-
1A, Class A1, (LIBOR USD 3 Month
+ 0.96%), 3.74%, 04/23/31
(a)(b)
... 12,500 12,216,681
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 4.21%,
07/20/30 ............... 1,400 1,332,865
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 3.82%,
07/19/31 ............... 5,210 5,099,318
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 1.17%), 3.88%,
10/20/34 ............... 1,820 1,742,031
Balboa Bay Loan Funding Ltd., Series
2021-1A, Class E, (LIBOR USD 3
Month + 6.16%), 8.87%, 07/20/34
(a)(b)
350 290,969
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.30%), 5.01%,
01/20/34 ............... 250 228,611
Series 2020-14A, Class D, (LIBOR
USD 3 Month + 7.00%), 9.71%,
01/20/34 ............... 250 219,373
Ballyrock CLO Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 4.41%,
10/15/28 ............... 5,000 4,835,909
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.15%), 5.66%,
10/15/28 ............... 9,050 8,740,474
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.00%), 3.71%,
04/20/31 ............... 800 779,192
Series 2018-1A, Class A2, (LIBOR
USD 3 Month + 1.60%), 4.31%,
04/20/31 ............... 2,300 2,160,338
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 6.15%), 8.86%,
10/20/31 ............... 1,340 1,163,549
Bardot CLO Ltd., Series 2019-2A, Class
DR, (LIBOR USD 3 Month + 3.00%),
5.76%, 10/22/32
(a)(b)
.......... 940 835,260
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 3.66%, 07/20/29
(a)(b)
.... 3,870 3,813,711
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (LIBOR USD 3 Month +
3.25%), 5.76%, 07/15/31
(a)(b)
.... 450 403,988
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
4.29%, 07/18/30 .......... 11,000 10,389,773
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 4.74%,
07/18/30 ............... 8,500 7,909,455
Bean Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.02%), 3.73%,
04/20/31 ............... 2,250 2,188,658
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 5.75%), 8.46%,
04/20/31 ............... USD 370 $ 311,649
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
3.96%, 07/15/29
(a)(b)
.......... 4,000 3,884,275
Benefit Street Partners CLO III Ltd.
(a)(b)
Series 2013-IIIA, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
3.71%, 07/20/29 .......... 460 455,260
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
4.36%, 07/20/29 .......... 2,850 2,768,329
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
3.80%, 04/20/31
(a)(b)
.......... 300 293,700
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
3.81%, 01/20/31
(a)(b)
.......... 3,640 3,554,345
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (LIBOR
USD 3 Month + 2.00%), 4.51%,
10/15/30
(a)(b)
............... 1,375 1,272,352
Benefit Street Partners CLO XX Ltd.
(a)(b)
Series 2020-20A, Class BR, (LIBOR
USD 3 Month + 1.70%), 4.21%,
07/15/34 ............... 3,000 2,824,633
Series 2020-20A, Class ER, (LIBOR
USD 3 Month + 6.75%), 9.26%,
07/15/34 ............... 1,000 898,972
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (LIBOR
USD 3 Month + 6.81%), 9.59%,
04/25/34
(a)(b)
............... 1,250 1,126,470
Birch Grove CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A1, (LIBOR
USD 3 Month + 1.26%), 4.00%,
10/19/34 ............... 5,500 5,243,551
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.30%), 6.04%,
10/19/34 ............... 10,250 9,229,610
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class D1, (LIBOR USD 3 Month
+ 3.20%), 5.94%, 01/19/35
(a)(b)
... 1,250 1,102,574
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (LIBOR
USD 3 Month + 1.75%), 5.04%,
06/15/31 ............... 2,000 1,865,170
Series 19A, Class CR, (LIBOR
USD 3 Month + 2.20%), 5.49%,
06/15/31 ............... 6,000 5,594,052
Series 19A, Class DR, (LIBOR
USD 3 Month + 3.35%), 6.64%,
06/15/31 ............... 4,795 4,582,892
Series 19A, Class E, (LIBOR USD
3 Month + 6.77%), 10.06%,
06/15/31 ............... 750 676,533
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR
USD 3 Month + 1.18%), 3.94%,
10/22/30 ............... 1,225 1,203,723

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 4.36%,
10/22/30 ............... USD 4,000 $ 3,816,356
Series 2016-2A, Class C1R2,
(LIBOR USD 3 Month + 3.10%),
6.08%, 08/20/32 .......... 250 222,078
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 4.48%,
07/30/30 ............... 273 253,891
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.11%), 4.02%,
08/15/31 ............... 1,234 1,199,990
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.70%), 4.61%,
08/15/31 ............... 2,750 2,583,715
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (LIBOR USD 3
Month + 1.08%), 3.59%, 07/15/31
(a)(b)
17,750 17,233,369
BlueMountain CLO XXIX Ltd.
(a)(b)
Series 2020-29A, Class BR, (LIBOR
USD 3 Month + 1.75%), 4.53%,
07/25/34 ............... 1,175 1,105,775
Series 2020-29A, Class D1R,
(LIBOR USD 3 Month + 3.15%),
5.93%, 07/25/34 .......... 250 219,933
BlueMountain CLO XXVIII Ltd., Series
2021-28A, Class A, (LIBOR USD 3
Month + 1.26%), 3.77%, 04/15/34
(a)(b)
450 432,970
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 3.96%,
04/15/29 ............... 6,250 5,973,532
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 5.46%,
04/15/29 ............... 500 454,464
Brookside Mill CLO Ltd.
(a)(b)
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 4.09%,
01/17/28 ............... 1,000 991,710
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 5.39%,
01/17/28 ............... 500 470,591
Burnham Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.15%), 3.86%,
10/20/29 ............... 13,237 13,036,197
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.85%), 5.56%,
10/20/29 ............... 500 445,410
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (LIBOR USD 3 Month +
3.10%), 5.61%, 10/15/31
(a)(b)
.... 875 750,312
Canyon CLO Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.25%), 9.76%, 01/15/34
(a)(b)
.... 380 341,185
Carbone CLO Ltd., Series 2017-1A,
Class A1, (LIBOR USD 3 Month +
1.14%), 3.85%, 01/20/31
(a)(b)
.... 1,000 982,317
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
3.82%, 07/27/31 .......... 24,796 24,230,277
Series 2015-4A, Class A1R, (LIBOR
USD 3 Month + 1.34%), 4.05%,
07/20/32 ............... 400 389,937
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
11.21%, 07/20/32 ......... USD 36 $ 34,629
Carlyle US CLO Ltd.
(a)(b)
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.18%), 3.69%,
01/15/30 ............... 400 393,123
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.02%), 3.73%,
04/20/31 ............... 10,000 9,728,899
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.80%), 4.51%,
01/20/31 ............... 550 513,075
Series 2019-2A, Class A1R, (LIBOR
USD 3 Month + 1.12%), 3.63%,
07/15/32 ............... 3,000 2,911,910
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.16%), 3.67%,
07/15/34 ............... 2,000 1,918,107
CarVal CLO I Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month +
2.89%), 5.63%, 07/16/31
(a)(b)
.... 1,455 1,287,535
CarVal CLO II Ltd., Series 2019-1A,
Class CR, (LIBOR USD 3 Month +
2.00%), 4.71%, 04/20/32
(a)(b)
.... 700 647,399
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 3.25%), 5.76%,
10/15/34 ............... 500 452,047
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.75%), 9.26%,
10/15/34 ............... 500 449,028
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 3.96%,
07/20/30 ............... 6,700 6,603,043
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.40%), 5.11%,
07/20/30 ............... 750 701,348
Series 2018-6A, Class B1R, (3
Month CME Term SOFR +
2.36%), 4.69%, 01/15/31 .... 3,000 2,806,834
Series 2018-7A, Class B1, (LIBOR
USD 3 Month + 1.60%), 4.31%,
07/20/31 ............... 1,000 925,528
Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 4.41%,
02/12/30 ............... 4,750 4,570,310
Cedar Funding IX CLO Ltd.
(a)(b)
Series 2018-9A, Class A1, (LIBOR
USD 3 Month + 0.98%), 3.69%,
04/20/31 ............... 18,000 17,548,353
Series 2018-9A, Class D, (LIBOR
USD 3 Month + 2.60%), 5.31%,
04/20/31 ............... 250 222,099
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (LIBOR USD 3
Month + 1.10%), 3.84%, 07/17/31
(a)(b)
450 437,726
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A2, (LIBOR
USD 3 Month + 1.13%), 3.84%,
01/20/31 ............... 250 240,111
Series 2018-7A, Class E, (LIBOR
USD 3 Month + 4.55%), 7.26%,
01/20/31 ............... 2,963 2,370,866

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 4.39%,
05/29/32
(a)(b)
............... USD 1,000 $ 958,784
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class B, (LIBOR
USD 3 Month + 1.60%), 4.11%,
07/15/33 ............... 4,000 3,748,484
Series 2021-14A, Class D, (LIBOR
USD 3 Month + 3.25%), 5.76%,
07/15/33 ............... 13,250 11,659,622
Series 2021-14A, Class E, (LIBOR
USD 3 Month + 6.34%), 8.85%,
07/15/33 ............... 3,850 3,304,728
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 15,040 8,693,120
CFIP CLO Ltd., Series 2017-1A, Class
BR, (LIBOR USD 3 Month + 1.90%),
4.64%, 10/18/34
(a)(b)
.......... 3,150 2,944,141
CIFC Funding 2013-III-R Ltd., Series
2013-3RA, Class A1, (LIBOR USD 3
Month + 0.98%), 3.76%, 04/24/31
(a)(b)
9,000 8,747,718
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (LIBOR
USD 3 Month + 1.06%), 3.83%,
04/27/31
(a)(b)
............... 300 293,407
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 3.96%,
01/20/28 ............... 250 243,702
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 4.49%,
07/16/30 ............... 1,250 1,194,876
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.55%), 6.29%,
07/16/30 ............... 500 452,373
Series 2013-2A, Class A1L2, (LIBOR
USD 3 Month + 1.00%), 3.74%,
10/18/30 ............... 22,000 21,594,855
Series 2013-3RA, Class B, (LIBOR
USD 3 Month + 1.85%), 4.63%,
04/24/31 ............... 650 602,001
Series 2013-4A, Class DRR, (LIBOR
USD 3 Month + 2.80%), 5.57%,
04/27/31 ............... 250 222,795
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
3.84%, 01/18/31 .......... 630 614,423
Series 2014-2RA, Class A1, (LIBOR
USD 3 Month + 1.05%), 3.83%,
04/24/30 ............... 997 980,180
Series 2014-2RA, Class B1, (LIBOR
USD 3 Month + 2.80%), 5.58%,
04/24/30 ............... 650 595,033
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 4.21%,
01/22/31 ............... 400 378,155
Series 2015-3A, Class BR, (LIBOR
USD 3 Month + 1.15%), 3.89%,
04/19/29 ............... 8,750 8,412,135
Series 2017-1A, Class AR, (LIBOR
USD 3 Month + 1.01%), 3.74%,
04/23/29 ............... 2,133 2,099,543
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 4.43%,
04/23/29 ............... 2,870 2,785,569
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 5.18%,
04/23/29 ............... USD 9,770 $ 9,328,887
Series 2017-2A, Class AR, (LIBOR
USD 3 Month + 0.95%), 3.66%,
04/20/30 ............... 1,000 981,998
Series 2017-5A, Class A1, (LIBOR
USD 3 Month + 1.18%), 3.92%,
11/16/30 ............... 250 245,662
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 5.59%,
11/16/30 ............... 800 717,634
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 3.74%,
04/18/31 ............... 250 243,801
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.04%), 3.75%,
04/20/31 ............... 6,490 6,335,229
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.58%), 4.09%,
07/15/33 ............... 500 479,077
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.20%), 3.91%,
10/20/30 ............... 800 783,966
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 5.66%,
10/20/30 ............... 1,400 1,254,596
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 9.01%,
10/20/30 ............... 1,375 1,150,429
Crown City CLO I, Series 2020-1A,
Class DR, (LIBOR USD 3 Month +
7.00%), 9.71%, 07/20/34
(a)(b)
.... 625 528,214
Crown City CLO III
(a)(b)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.17%), 3.88%,
07/20/34 ............... 250 238,560
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 3.30%), 6.01%,
07/20/34 ............... 3,500 3,024,607
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.75%), 9.46%,
07/20/34 ............... 1,500 1,269,020
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 3.88%, 07/20/34
(a)(b)
... 6,500 6,231,616
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (LIBOR USD 3 Month
+ 3.75%), 6.23%, 07/14/34
(a)(b)
... 1,000 876,588
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 3.89%,
10/20/30 ............... 3,500 3,436,666
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.65%), 4.36%,
10/20/30 ............... 1,750 1,656,473
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 5.66%,
10/20/30 ............... 900 814,909
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 9.06%,
10/20/30 ............... 500 430,663
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (LIBOR USD 3
Month + 0.82%), 3.73%, 11/15/28
(a)(b)
4,832 4,748,310

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 45 Senior Loan Fund
(a)(b)
Series 2016-45A, Class BR, (LIBOR
USD 3 Month + 1.70%), 4.21%,
10/15/30 ............... USD 4,000 $ 3,759,494
Series 2016-45A, Class CR, (LIBOR
USD 3 Month + 2.20%), 4.71%,
10/15/30 ............... 375 349,145
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 4.34%, 07/18/30
(a)(b)
1,000 949,820
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (LIBOR USD 3 Month +
1.60%), 4.34%, 07/18/30
(a)(b)
.... 700 660,829
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (LIBOR USD 3 Month +
1.00%), 3.98%, 05/20/34
(a)(b)
.... 234 232,938
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (LIBOR USD 3 Month +
3.00%), 5.74%, 04/17/33
(a)(b)
.... 250 218,829
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
4.11%, 08/15/30
(a)(b)
.......... 23,925 23,543,906
Eaton Vance CLO Ltd.
(a)(b)
Series 2014-1RA, Class A2, (LIBOR
USD 3 Month + 1.49%), 4.00%,
07/15/30 ............... 1,750 1,678,126
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 4.71%,
10/15/30 ............... 1,000 920,187
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 6.50%), 9.01%,
04/15/31 ............... 5,000 4,391,228
Elevation CLO Ltd.
(a)(b)
Series 2014-2A, Class A1R, (3
Month CME Term SOFR +
1.49%), 3.82%, 10/15/29 .... 221 218,629
Series 2018-10A, Class B, (LIBOR
USD 3 Month + 1.90%), 4.61%,
10/20/31 ............... 2,773 2,683,142
Series 2021-12A, Class E, (LIBOR
USD 3 Month + 7.27%), 9.98%,
04/20/32 ............... 1,000 841,709
Elmwood CLO 19 Ltd.
(a)(b)
Series 2022-6A, Class D, (3 Month
CME Term SOFR + 5.30%),
8.92%, 10/17/34 .......... 12,000 12,000,000
Series 2022-6A, Class E, (3 Month
CME Term SOFR + 8.55%),
12.17%, 10/17/34 ......... 3,000 2,970,000
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR
USD 3 Month + 1.45%), 4.16%,
10/20/33 ............... 2,000 1,936,049
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 7.11%,
10/20/33 ............... 6,750 6,099,388
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 10.42%,
10/20/33 ............... 2,625 2,389,134
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR
USD 3 Month + 1.15%), 3.86%,
04/20/34 ............... 3,100 2,991,500
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 4.36%,
04/20/34 ............... USD 5,950 $ 5,640,984
Series 2019-2A, Class ER, (LIBOR
USD 3 Month + 6.80%), 9.51%,
04/20/34 ............... 14,500 13,100,160
Series 2019-2A, Class FR, (LIBOR
USD 3 Month + 8.00%), 10.71%,
04/20/34 ............... 7,500 6,537,233
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 2,923,960
Elmwood CLO IV Ltd., Series 2020-1A,
Class B, (LIBOR USD 3 Month +
1.70%), 4.21%, 04/15/33
(a)(b)
.... 5,950 5,673,214
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (LIBOR USD 3 Month +
6.10%), 8.81%, 10/20/34
(a)(b)
.... 4,850 4,202,805
Elmwood CLO VI Ltd., Series 2020-3A,
Class BR, (LIBOR USD 3 Month +
1.65%), 4.36%, 10/20/34
(a)(b)
.... 1,750 1,685,703
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 7.10%), 9.84%,
01/17/34 ............... 2,703 2,392,730
Series 2020-4A, Class F, (LIBOR
USD 3 Month + 8.01%), 10.75%,
01/17/34 ............... 5,000 4,348,037
Series 2020-4A, Class SUB, 0.00%,
01/17/34 ............... 1,000 684,263
Elmwood CLO VIII Ltd.
(a)(b)
Series 2021-1A, Class E1, (LIBOR
USD 3 Month + 6.00%), 8.71%,
01/20/34 ............... 750 653,212
Series 2021-1A, Class F1, (LIBOR
USD 3 Month + 8.00%), 10.71%,
01/20/34 ............... 1,500 1,306,472
Series 2021-1A, Class F2, (LIBOR
USD 3 Month + 8.00%), 10.71%,
01/20/34 ............... 1,500 1,309,065
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR
USD 3 Month + 1.04%), 3.75%,
10/20/34 ............... 1,000 964,712
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.85%), 8.56%,
10/20/34 ............... 3,000 2,619,858
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (LIBOR USD 3 Month +
3.00%), 5.92%, 11/16/34
(a)(b)
.... 800 700,692
FS Rialto, Series 2021-FL3, Class A,
(LIBOR USD 1 Month + 1.25%),
4.19%, 11/16/36
(a)(b)
.......... 2,300 2,198,711
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 3.94%, 04/16/34
(a)(b)
850 817,890
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (LIBOR USD 3
Month + 0.87%), 3.65%, 04/24/29
(a)(b)
518 510,041
Galaxy XXIV CLO Ltd., Series 2017-
24A, Class A, (LIBOR USD 3 Month
+ 1.12%), 3.63%, 01/15/31
(a)(b)
... 5,327 5,204,365
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 3.94%, 05/16/31
(a)(b)
... 20,504 19,963,679

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Generate CLO 2 Ltd., Series 2A, Class
AR, (LIBOR USD 3 Month + 1.15%),
3.91%, 01/22/31
(a)(b)
.......... USD 3,000 $ 2,934,182
Generate CLO 3 Ltd.
(a)(b)
Series 3A, Class AR, (LIBOR USD 3
Month + 1.25%), 3.96%, 10/20/29 6,322 6,239,210
Series 3A, Class BR, (LIBOR USD 3
Month + 1.75%), 4.46%, 10/20/29 10,455 10,027,248
Series 3A, Class DR, (LIBOR USD 3
Month + 3.60%), 6.31%, 10/20/29 10,778 9,750,491
Series 3A, Class ER, (LIBOR USD 3
Month + 6.40%), 9.11%, 10/20/29 7,052 6,234,432
Series 3A, Class FR, (LIBOR USD 3
Month + 7.25%), 9.96%, 10/20/29 2,917 2,322,719
Generate CLO 4 Ltd.
(a)(b)
Series 4A, Class BR, (LIBOR USD 3
Month + 1.55%), 4.26%, 04/20/32 2,750 2,565,552
Series 4A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.86%, 04/20/32 1,500 1,383,047
Generate CLO 5 Ltd., Series 5A, Class
B, (LIBOR USD 3 Month + 1.75%),
4.51%, 10/22/31
(a)(b)
.......... 1,750 1,626,958
Generate CLO 7 Ltd., Series 7A, Class
C, (LIBOR USD 3 Month + 2.75%),
5.51%, 01/22/33
(a)(b)
.......... 500 462,392
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.19%), 3.70%,
10/15/30 ............... 2,850 2,801,501
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 4.46%,
10/15/30 ............... 7,160 6,669,925
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 5.46%,
10/15/30 ............... 6,223 5,683,436
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
BR, (LIBOR USD 3 Month + 1.55%),
4.26%, 10/20/32
(a)(b)
.......... 2,040 1,931,562
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 3.92%,
10/29/29 ............... 5,884 5,802,912
Series 2014-9A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 4.41%,
10/29/29 ............... 3,500 3,395,565
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
3.81%, 01/18/31
(a)(b)
.......... 4,095 4,008,789
GoldentTree Loan Management US
CLO 1 Ltd.
(a)(b)
Series 2021-9A, Class E, (LIBOR
USD 3 Month + 4.75%), 7.46%,
01/20/33 ............... 2,340 1,839,647
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 8.06%,
10/20/34 ............... 5,765 4,667,229
Series 2021-11A, Class EJ, (LIBOR
USD 3 Month + 7.75%), 10.46%,
10/20/34 ............... 1,375 1,215,117
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class E, (LIBOR
USD 3 Month + 6.70%), 9.41%,
07/20/34
(a)(b)
............... 500 428,612
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (LIBOR
USD 3 Month + 6.56%), 9.27%,
07/20/34
(a)(b)
............... USD 2,690 $ 2,399,123
Gracie Point International Funding
(a)(b)
Series 2020-B, Class B, (LIBOR
USD 1 Month + 2.40%), 4.96%,
05/02/23 ............... 15,000 14,999,863
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 3.96%,
11/01/23 ............... 1,320 1,311,420
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 4.96%,
11/01/23 ............... 1,729 1,712,673
Series 2022-2A, Class A, (30-Day
Average SOFR + 2.75%), 5.03%,
07/01/24
(c)
.............. 21,046 20,967,078
Series 2022-2A, Class B, (30-Day
Average SOFR + 3.35%), 5.63%,
07/01/24
(c)
.............. 8,470 8,438,238
Great Lakes CLO V Ltd., Series 2021-
5A, Class A, (LIBOR USD 3 Month +
1.70%), 4.21%, 04/15/33
(a)(b)
.... 6,500 6,230,711
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (LIBOR USD 3 Month
+ 2.10%), 4.89%, 07/28/31
(a)(b)
... 500 467,500
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR
USD 3 Month + 1.37%), 3.88%,
04/15/33 ............... 5,250 5,094,512
Series 2020-IA, Class B, (LIBOR
USD 3 Month + 2.00%), 4.51%,
04/15/33 ............... 250 235,994
Series 2020-IA, Class E, (LIBOR
USD 3 Month + 6.45%), 8.96%,
04/15/33 ............... 2,875 2,574,006
Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A1, (LIBOR USD 3
Month + 1.32%), 3.83%, 04/15/34
(a)(b)
1,000 966,065
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 1.20%), 3.71%,
07/15/34 ............... 7,500 7,212,092
Series 2021-4A, Class A2, (LIBOR
USD 3 Month + 1.85%), 4.36%,
07/15/34 ............... 1,000 954,003
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.35%), 8.86%,
07/15/34 ............... 2,875 2,386,256
Gulf Stream Meridian 5 Ltd., Series
2021-5A, Class A2, (LIBOR USD 3
Month + 1.80%), 4.31%, 07/15/34
(a)(b)
3,250 3,100,234
Gulf Stream Meridian 6 Ltd., Series
2021-6A, Class A1, (LIBOR USD 3
Month + 1.19%), 3.70%, 01/15/37
(a)(b)
1,000 962,360
Gulf Stream Meridian 7 Ltd.
(a)(b)
Series 2022-7A, Class A1, (3 Month
CME Term SOFR + 1.36%),
3.69%, 07/15/35 .......... 10,000 9,617,279
Series 2022-7A, Class D, (3 Month
CME Term SOFR + 6.85%),
9.18%, 07/15/35 .......... 2,250 2,009,039
Harbor Park CLO 18-1 Ltd., Series
2018-1A, Class E, (LIBOR USD 3
Month + 5.60%), 8.31%, 01/20/31
(a)(b)
1,500 1,265,583

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Highbridge Loan Management, Series
3A-2014, Class A1R, (LIBOR USD 3
Month + 1.18%), 3.92%, 07/18/29
(a)(b)
USD 1,000 $ 985,370
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 3.99%,
07/18/31 ............... 930 891,315
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 4.09%,
03/15/27 ............... 580 567,951
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 4.61%,
03/15/27 ............... 1,670 1,601,600
HPS Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 3.83%, 02/05/31
(a)(b)
6,103 5,970,482
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 4.86%, 04/20/32
(a)(b)
... 2,300 2,154,107
KKR CLO 10 Ltd., Series 10, Class BR,
(LIBOR USD 3 Month + 1.70%),
4.99%, 09/15/29
(a)(b)
.......... 3,000 2,917,319
LCM 26 Ltd., Series 26A, Class D,
(LIBOR USD 3 Month + 2.50%),
5.21%, 01/20/31
(a)(b)
.......... 400 344,263
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
3.75%, 07/20/31
(a)(b)
.......... 750 728,444
LCM XVIII LP, Series 18A, Class A1R,
(LIBOR USD 3 Month + 1.02%),
3.73%, 04/20/31
(a)(b)
.......... 8,000 7,830,401
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
4.26%, 10/20/27
(a)(b)
.......... 5,000 4,880,668
LCM XXI LP, Series 21A, Class BR,
(LIBOR USD 3 Month + 1.40%),
4.11%, 04/20/28
(a)(b)
.......... 250 244,437
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR
USD 1 Month + 1.13%), 3.95%,
05/15/28 ............... 84 82,180
Series 2021-CRE5, Class A, (LIBOR
USD 1 Month + 1.30%), 4.12%,
07/15/36 ............... 3,393 3,286,969
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,996 3,306,660
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 9,513 7,803,073
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (LIBOR USD 3
Month + 1.75%), 4.26%, 04/15/29
(a)(b)
7,000 6,845,699
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (LIBOR
USD 3 Month + 0.90%), 3.68%,
07/23/29
(a)(b)
............... 7,144 7,014,956
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 4.24%,
04/19/30
(a)(b)
............... 5,000 4,856,637
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
3.68%, 01/22/28 .......... 9,242 9,075,784
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
4.26%, 01/22/28 .......... USD 5,000 $ 4,858,872
Madison Park Funding XLI Ltd.
(a)(b)
Series 12A, Class AR, (LIBOR
USD 3 Month + 0.83%), 3.59%,
04/22/27 ............... 24,495 24,115,626
Series 12A, Class CR, (LIBOR
USD 3 Month + 1.65%), 4.41%,
04/22/27 ............... 4,365 4,156,408
Madison Park Funding XLII Ltd.
(a)(b)
Series 13A, Class A1, (LIBOR
USD 3 Month + 1.18%), 3.96%,
11/21/30 ............... 1,000 985,215
Series 13A, Class C, (LIBOR USD 3
Month + 1.80%), 4.58%, 11/21/30 6,000 5,569,506
Madison Park Funding XLIX Ltd., Series
2021-49A, Class E, (LIBOR USD 3
Month + 6.25%), 8.99%, 10/19/34
(a)(b)
2,750 2,372,746
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(b)
............... 2,000 1,518,118
Madison Park Funding XVII Ltd., Series
2015-17A, Class AR2, (LIBOR
USD 3 Month + 1.00%), 3.73%,
07/21/30
(a)(b)
............... 1,000 982,088
Madison Park Funding XVIII Ltd., Series
2015-18A, Class ARR, (LIBOR
USD 3 Month + 0.94%), 3.67%,
10/21/30
(a)(b)
............... 46,000 45,056,853
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 3.77%,
01/15/33
(a)(b)
............... 3,600 3,462,224
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class AR, (LIBOR
USD 3 Month + 0.97%), 3.74%,
07/27/31 ............... 500 491,207
Series 2017-23A, Class CR, (LIBOR
USD 3 Month + 2.00%), 4.77%,
07/27/31 ............... 3,000 2,806,335
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (3
Month CME Term SOFR + 2.01%),
4.49%, 10/20/29
(a)(b)
.......... 7,250 7,020,144
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (LIBOR
USD 3 Month + 5.70%), 8.44%,
10/18/30
(a)(b)
............... 1,750 1,497,499
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 4.43%,
04/25/29
(a)(b)
............... 6,500 6,277,951
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 4.01%,
07/29/30
(a)(b)
............... 2,250 2,223,178
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1A,
(LIBOR USD 3 Month + 1.03%),
3.74%, 04/20/30
(a)(b)
.......... 1,900 1,855,839
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class A, (LIBOR
USD 3 Month + 0.75%), 3.26%,
04/15/29
(a)
.............. 2,984 2,919,683

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 7.46%,
04/15/29
(a)
.............. USD 2,050 $ 1,758,257
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 7.46%,
04/15/29
(d)
.............. 1,000 857,687
Madison Park Funding XXXIII Ltd.,
Series 2019-33A, Class BR, (3
Month CME Term SOFR + 1.80%),
4.13%, 10/15/32
(a)(b)
.......... 15,500 14,745,702
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (LIBOR
USD 3 Month + 1.12%), 3.90%,
04/25/32 ............... 250 243,756
Series 2019-34A, Class DR, (LIBOR
USD 3 Month + 3.35%), 6.13%,
04/25/32 ............... 250 229,414
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class A1R,
(LIBOR USD 3 Month + 0.99%),
3.70%, 04/20/32
(a)(b)
.......... 20,000 19,485,656
Madison Park Funding XXXVIII Ltd.
(a)(b)
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 3.86%,
07/17/34 ............... 2,750 2,647,436
Series 2021-38A, Class B, (LIBOR
USD 3 Month + 1.65%), 4.39%,
07/17/34 ............... 2,250 2,110,680
Series 2021-38A, Class C, (LIBOR
USD 3 Month + 1.90%), 4.64%,
07/17/34 ............... 250 223,140
Series 2021-38A, Class E, (LIBOR
USD 3 Month + 6.00%), 8.74%,
07/17/34 ............... 1,500 1,259,107
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (LIBOR USD 3
Month + 3.65%), 6.41%, 01/22/35
(a)(b)
500 451,831
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 3.77%,
07/23/29 ............... 198 194,558
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 4.28%,
07/23/29 ............... 5,250 5,035,050
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 4.83%,
07/23/29 ............... 23,000 21,597,936
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 5.68%,
07/23/29 ............... 3,750 3,348,300
MF1 Ltd., Series 2021-FL7, Class A,
(LIBOR USD 1 Month + 1.08%),
4.07%, 10/16/36
(a)(b)
.......... 1,918 1,836,485
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (LIBOR
USD 3 Month + 1.60%), 4.31%,
10/20/30 ............... 250 233,928
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.05%), 4.76%,
10/20/30 ............... 1,000 930,341
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.50%), 8.21%,
10/20/30 ............... 750 628,826
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2,
(LIBOR USD 3 Month + 1.03%),
3.82%, 01/28/30
(a)(b)
.......... USD 1,957 $ 1,924,366
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
4.76%, 04/22/29 .......... 5,350 4,966,496
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
5.56%, 04/22/29 .......... 1,500 1,342,273
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR,
(LIBOR USD 3 Month + 1.16%),
3.67%, 07/15/34 .......... 439 423,699
Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.65%),
4.16%, 07/15/34 .......... 500 470,371
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 4.39%,
10/17/30 ............... 400 379,389
Series 2016-22A, Class CR, (LIBOR
USD 3 Month + 2.20%), 4.94%,
10/17/30 ............... 250 231,813
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(LIBOR USD 3 Month + 6.10%),
8.84%, 01/20/32
(a)(b)
.......... 425 363,852
Neuberger Berman Loan Advisers CLO
34 Ltd., Series 2019-34A, Class
BR, (3 Month CME Term SOFR +
1.75%), 4.23%, 01/20/35
(a)(b)
.... 3,400 3,224,249
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
5.34%, 01/19/33
(a)(b)
.......... 500 466,415
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(LIBOR USD 3 Month + 7.20%),
9.91%, 01/20/32
(a)(b)
.......... 250 225,136
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(LIBOR USD 3 Month + 1.65%),
4.36%, 01/20/36
(a)(b)
.......... 750 710,042
Niagara Park CLO Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR
USD 3 Month + 1.00%), 3.74%,
07/17/32 ............... 6,000 5,760,000
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 5.95%), 8.69%,
07/17/32 ............... 2,500 2,133,761
Ocean Trails CLO V, Series 2014-5A,
Class BRR, (LIBOR USD 3 Month +
1.95%), 4.41%, 10/13/31
(a)(b)
.... 2,500 2,420,305
OCP CLO Ltd.
(a)
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
4.23%, 04/24/29
(b)
......... 5,250 5,136,372
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 4.68%,
04/24/29
(b)
.............. 19,500 18,636,228
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 5.78%,
04/24/29
(b)
.............. 12,000 11,281,338

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 3.85%,
04/26/31
(b)
.............. USD 1,410 $ 1,379,927
Series 2014-5A, Class CR, (LIBOR
USD 3 Month + 2.90%), 5.67%,
04/26/31
(b)
.............. 1,430 1,229,458
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
4.36%, 07/20/29
(b)
......... 1,600 1,539,480
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,432,739
Series 2015-9A, Class BR2, (3
Month CME Term SOFR +
1.75%), 2.60%, 01/15/33
(b)
... 10,250 9,723,690
Series 2017-13A, Class A1AR,
(LIBOR USD 3 Month + 0.96%),
3.47%, 07/15/30
(b)
......... 5,500 5,380,061
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 4.93%,
11/20/30
(b)
.............. 1,200 1,115,329
Series 2019-16A, Class AR, (LIBOR
USD 3 Month + 1.00%), 3.43%,
04/10/33
(b)
.............. 500 486,479
Series 2020-18A, Class AR, (LIBOR
USD 3 Month + 1.09%), 3.80%,
07/20/32
(b)
.............. 1,000 966,233
Series 2020-18A, Class DR, (LIBOR
USD 3 Month + 3.20%), 5.91%,
07/20/32
(b)
.............. 4,750 4,133,945
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 6.38%,
10/09/33
(b)
.............. 2,500 2,260,670
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 10.09%,
10/09/33
(b)
.............. 1,500 1,377,739
Series 2022-25A, Class E1, (3
Month CME Term SOFR +
6.15%), 9.22%, 07/20/35
(b)(c)
.. 1,500 1,470,000
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
3.70%, 04/16/31
(a)(b)
.......... 5,276 5,153,009
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (LIBOR
USD 3 Month + 1.00%), 3.71%,
03/17/30
(a)(b)
............... 1,000 983,591
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.19%), 3.90%,
01/20/31
(a)(b)
............... 1,750 1,716,452
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (LIBOR
USD 3 Month + 1.06%), 3.77%,
01/20/31
(a)(b)
............... 1,945 1,905,969
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.97%), 3.48%,
04/15/31
(a)(b)
............... 55,250 53,953,078
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.58%), 4.36%,
07/25/30
(a)(b)
............... 1,000 940,455
Octagon Investment Partners Ltd.,
Series 2020-5A, Class E, (LIBOR
USD 3 Month + 6.75%), 9.26%,
01/15/33
(a)(b)
............... 750 655,196
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 4.09%,
07/19/30
(a)(b)
............... USD 1,000 $ 975,396
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.02%), 3.76%,
07/17/30
(a)(b)
............... 3,000 2,915,477
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 4.66%, 11/18/31
(a)(b)
250 234,459
OHA Credit Funding 2 Ltd., Series
2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 3.88%, 04/21/34
(a)(b)
4,500 4,333,866
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.36%, 07/02/35
(a)(b)
250 236,360
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (LIBOR USD 3
Month + 1.15%), 3.91%, 10/22/36
(a)(b)
500 477,988
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (LIBOR USD 3
Month + 1.14%), 3.85%, 07/20/34
(a)(b)
1,000 956,829
OHA Credit Partners XI Ltd., Series
2015-11A, Class CR, (LIBOR USD 3
Month + 2.15%), 4.86%, 01/20/32
(a)(b)
300 278,592
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (LIBOR USD 3
Month + 1.70%), 4.43%, 10/25/34
(a)(b)
750 709,321
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 4.00%, 05/23/31
(a)(b)
... 14,402 14,061,890
OSD CLO Ltd., Series 2021-23A, Class
E, (LIBOR USD 3 Month + 6.00%),
8.74%, 04/17/31
(a)(b)
.......... 500 418,718
Owl Rock CLO VI Ltd., Series 2021-6A,
Class A, (LIBOR USD 3 Month +
1.45%), 4.98%, 06/21/32
(a)(b)
.... 1,500 1,445,777
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 4.01%,
10/22/30 ............... 981 963,777
Series 2013-4A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 4.46%,
10/22/30 ............... 960 911,192
OZLM VI Ltd.
(a)(b)
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
4.49%, 04/17/31 .......... 1,800 1,678,260
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 280,960
OZLM VII Ltd., Series 2014-7RA,
Class A1R, (LIBOR USD 3 Month +
1.01%), 3.75%, 07/17/29
(a)(b)
.... 16,106 15,931,052
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3,
(LIBOR USD 3 Month + 1.65%),
4.39%, 10/17/29 .......... 3,815 3,700,460
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 5.89%,
10/17/29 ............... 1,835 1,666,993
OZLM XX Ltd., Series 2018-20A, Class
A2, (LIBOR USD 3 Month + 1.65%),
4.36%, 04/20/31
(a)(b)
.......... 250 232,061

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A2R3,
(LIBOR USD 3 Month + 1.50%),
4.24%, 10/17/31 .......... USD 1,250 $ 1,178,639
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
3.87%, 01/17/31 .......... 2,070 2,034,671
Series 2015-1A, Class A2R4,
(LIBOR USD 3 Month + 1.70%),
4.68%, 05/21/34 .......... 2,500 2,354,379
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.75%), 5.46%,
07/20/30 ............... 500 449,150
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 8.46%,
07/20/30 ............... 3,500 2,949,314
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 3.77%,
04/18/31 ............... 6,260 6,124,241
Series 2018-2A, Class D, (LIBOR
USD 3 Month + 5.60%), 8.34%,
07/16/31 ............... 750 641,961
Series 2020-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 4.51%,
11/15/31 ............... 2,040 1,927,371
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.35%), 8.86%,
07/15/34 ............... 250 217,564
Series 2021-3A, Class A1, (LIBOR
USD 3 Month + 1.15%), 3.66%,
01/15/35 ............... 250 238,797
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-5A, Class SUB, 0.00%,
01/20/27 ............... 4,750 475
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 4.33%,
02/20/28 ............... 7,600 7,600,000
Series 2020-1A, Class C, (LIBOR
USD 3 Month + 2.50%), 5.48%,
02/20/28 ............... 4,150 4,150,000
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.85%), 7.83%,
02/20/28 ............... 600 600,000
Series 2020-4A, Class B, (LIBOR
USD 3 Month + 2.30%), 5.30%,
11/25/28 ............... 7,500 7,194,888
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 6.60%,
11/25/28 ............... 3,000 2,916,086
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 10.05%,
11/25/28 ............... 2,500 2,421,492
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 8.57%), 11.57%,
11/25/28 ............... 1,000 952,043
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 8.71%,
04/20/29 ............... 3,000 2,794,478
Series 2021-2A, Class A2, (LIBOR
USD 3 Month + 1.25%), 4.23%,
05/20/29 ............... 11,750 11,142,887
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 5.00%), 7.98%,
05/20/29 ............... 500 434,186
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.50%), 5.21%,
07/20/29 ............... USD 5,250 $ 4,802,896
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 5.00%), 7.71%,
07/20/29 ............... 4,875 4,323,691
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 0.80%), 3.31%,
10/15/29 ............... 1,959 1,911,908
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.75%), 4.26%,
10/15/29 ............... 500 458,651
Series 2021-4A, Class C, (LIBOR
USD 3 Month + 2.60%), 5.11%,
10/15/29 ............... 2,000 1,828,390
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 5.00%), 7.51%,
10/15/29 ............... 10,000 8,838,972
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 7.51%), 10.02%,
10/15/29 ............... 2,000 1,827,373
Series 2022-2A, Class A2, (3 Month
CME Term SOFR + 1.90%),
2.99%, 10/15/30 .......... 25,000 24,067,105
Series 2022-2A, Class B, (3 Month
CME Term SOFR + 2.20%),
3.29%, 10/15/30 .......... 10,500 9,670,328
Series 2022-2A, Class C, (3 Month
CME Term SOFR + 3.10%),
4.19%, 10/15/30 .......... 6,000 5,609,018
Series 2022-2A, Class D, (3 Month
CME Term SOFR + 6.20%),
7.29%, 10/15/30 .......... 11,500 10,226,271
Parallel Ltd., Series 2015-1A, Class
C1R, (LIBOR USD 3 Month +
1.75%), 4.46%, 07/20/27
(a)(b)
.... 1,670 1,628,334
Park Avenue Institutional Advisers CLO
Ltd.
(a)(b)
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 4.39%,
05/15/32 ............... 500 491,083
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 7.30%), 10.01%,
01/20/34 ............... 2,300 1,988,449
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 7.01%), 9.52%,
07/15/34 ............... 900 738,660
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 3.96%, 07/24/31
(a)(b)
.... 250 243,330
Pikes Peak CLO 11, Series 2022-11A,
Class A1, (3 Month CME Term
SOFR + 1.95%), 4.13%, 07/25/34
(a)(b)
11,000 10,661,896
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (LIBOR USD 3 Month +
3.25%), 5.76%, 07/15/34
(a)(b)
.... 375 323,879
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (LIBOR USD 3 Month +
6.43%), 9.39%, 05/18/34
(a)(b)
.... 500 431,849
Post CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 5.69%,
04/16/31 ............... 2,250 2,035,365
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.45%), 8.96%,
10/15/34 ............... 750 664,857

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
PPM CLO 2 Ltd.
(a)(b)
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 4.49%,
04/16/32 ............... USD 3,500 $ 3,232,438
Series 2019-2A, Class DR, (LIBOR
USD 3 Month + 3.40%), 6.14%,
04/16/32 ............... 1,250 1,094,226
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (LIBOR USD 3
Month + 0.94%), 3.45%, 10/15/30
(a)(b)
5,000 4,900,578
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR
USD 3 Month + 1.65%), 4.36%,
01/20/34 ............... 4,500 4,264,724
Series 2021-15A, Class E, (LIBOR
USD 3 Month + 6.20%), 8.91%,
01/20/34 ............... 1,250 1,025,002
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3 Month CME Term SOFR
+ 8.30%), 0.00%, 10/20/35
(a)(b)
... 500 490,000
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.55%), 4.06%,
04/15/32 ............... 400 373,865
Series 2019-3A, Class CR, (LIBOR
USD 3 Month + 1.85%), 4.36%,
04/15/32 ............... 700 642,124
Series 2019-3A, Class DR, (LIBOR
USD 3 Month + 2.75%), 5.26%,
04/15/32 ............... 750 665,880
Series 2019-3A, Class ER, (LIBOR
USD 3 Month + 6.50%), 9.01%,
04/15/32 ............... 750 628,363
Rad CLO 4 Ltd.
(a)(b)
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 2.80%), 5.58%,
04/25/32 ............... 1,425 1,343,595
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 3.85%), 6.63%,
04/25/32 ............... 2,000 1,807,122
Rad CLO 5 Ltd., Series 2019-5A, Class
DR, (LIBOR USD 3 Month + 3.15%),
5.93%, 07/24/32
(a)(b)
.......... 250 221,861
Rad CLO 6 Ltd., Series 2019-6A, Class
E, (LIBOR USD 3 Month + 7.53%),
10.24%, 01/20/33
(a)(b)
......... 2,250 2,023,985
Rad CLO 7 Ltd., Series 2020-7A, Class
A1, (LIBOR USD 3 Month + 1.20%),
3.94%, 04/17/33
(a)(b)
.......... 250 241,981
Rad CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (LIBOR
USD 3 Month + 1.90%), 4.41%,
01/15/34 ............... 500 474,096
Series 2020-9A, Class E, (LIBOR
USD 3 Month + 7.59%), 10.10%,
01/15/34 ............... 3,000 2,752,599
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.80%), 4.54%,
04/17/30 ............... 1,250 1,195,099
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 5.19%,
04/17/30 ............... 2,320 2,205,193
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (LIBOR USD 3
Month + 3.10%), 5.81%, 04/20/34
(a)(b)
3,000 2,698,947
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2,
(LIBOR USD 3 Month + 1.15%),
4.68%, 06/20/34 .......... USD 1,300 $ 1,245,295
Series 2016-1A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 5.13%,
06/20/34 ............... 250 236,014
Regatta VIII Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 4.44%,
10/17/30 ............... 5,020 4,771,658
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.20%), 5.94%,
10/17/30 ............... 840 770,167
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (LIBOR USD 3 Month +
3.10%), 5.61%, 07/15/31
(a)(b)
.... 375 340,372
Regatta XIV Funding Ltd., Series 2018-
3A, Class A, (LIBOR USD 3 Month +
1.19%), 3.97%, 10/25/31
(a)(b)
.... 1,400 1,368,372
Regatta XVI Funding Ltd., Series 2019-
2A, Class B, (LIBOR USD 3 Month +
2.05%), 4.56%, 01/15/33
(a)(b)
.... 250 238,948
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 6.66%,
10/15/33 ............... 600 554,952
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.61%), 10.12%,
10/15/33 ............... 500 452,092
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (LIBOR USD 3
Month + 3.10%), 5.81%, 01/20/35
(a)(b)
500 439,377
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 4.41%,
10/15/29 ............... 1,250 1,175,334
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 5.36%,
10/15/29 ............... 5,360 4,971,487
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 3.90%,
10/20/30 ............... 11,725 11,465,148
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 880,600
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 4.08%,
05/20/31 ............... 1,000 976,561
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 4.70%,
05/20/31 ............... 250 235,202
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 856,275
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 3.87%,
10/20/31 ............... 6,159 5,978,991
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 4.51%,
10/20/31 ............... 1,087 1,019,118
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 815,150
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 1.80%), 4.51%,
01/20/32 ............... 6,000 5,624,962

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 2.00%), 4.71%,
07/20/34 ............... USD 250 $ 224,442
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(b)
............... 5,000 3,180,955
Romark CLO II Ltd., Series 2018-2A,
Class A1, (LIBOR USD 3 Month +
1.18%), 3.96%, 07/25/31
(a)(b)
.... 7,000 6,814,811
Romark CLO IV Ltd.
(a)(b)
Series 2021-4A, Class C1, (LIBOR
USD 3 Month + 3.20%), 5.63%,
07/10/34 ............... 3,500 3,064,309
Series 2021-4A, Class C2, (LIBOR
USD 3 Month + 5.00%), 7.43%,
07/10/34 ............... 2,750 2,418,801
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.95%), 9.38%,
07/10/34 ............... 1,000 853,956
Romark CLO Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month +
2.15%), 4.93%, 10/23/30
(a)(b)
.... 1,650 1,550,433
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 3.74%, 04/20/31
(a)(b)
.... 14,770 14,498,091
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 6,475 4,479,140
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
3.60%, 01/15/30
(a)(b)
.......... 500 489,089
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
4.06%, 04/15/30
(a)(b)
.......... 2,000 1,914,344
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 07/17/26
(a)(b)
.. 2,000 980
Shackleton CLO Ltd., Series 2015-7RA,
Class C, (LIBOR USD 3 Month +
2.35%), 4.86%, 07/15/31
(a)(b)
.... 250 231,108
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (LIBOR USD 3 Month +
1.11%), 3.89%, 04/25/31
(a)(b)
.... 5,000 4,901,911
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 3.95%,
07/20/30 ............... 3,566 3,518,403
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 6.06%,
07/20/30 ............... 500 448,929
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (LIBOR USD 3 Month
+ 5.90%), 8.61%, 07/20/34
(a)(b)
... 5,000 4,288,717
Sixth Street CLO XVI Ltd.
(a)(b)
Series 2020-16A, Class A1A,
(LIBOR USD 3 Month + 1.32%),
4.03%, 10/20/32 .......... 5,000 4,865,317
Series 2020-16A, Class E, (LIBOR
USD 3 Month + 7.32%), 10.03%,
10/20/32 ............... 4,113 3,859,979
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (LIBOR USD 3
Month + 6.20%), 8.91%, 01/20/34
(a)(b)
2,250 1,972,367
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (LIBOR USD 3
Month + 6.50%), 9.21%, 04/20/34
(a)(b)
4,000 3,569,754
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (LIBOR USD 3
Month + 1.07%), 3.84%, 01/26/31
(a)(b)
USD 525 $ 512,341
Sound Point CLO XII Ltd.
(a)(b)
Series 2016-2A, Class AR2, (LIBOR
USD 3 Month + 1.05%), 3.76%,
10/20/28 ............... 5,569 5,510,024
Series 2016-2A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 4.76%,
10/20/28 ............... 2,000 1,913,081
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 4.28%,
01/23/29 ............... 2,000 1,940,981
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.05%), 4.83%,
01/23/29 ............... 3,350 3,166,086
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (LIBOR USD 3
Month + 3.50%), 6.28%, 04/25/34
(a)(b)
345 296,180
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 3.76%, 10/15/30
(a)(b)
.... 420 410,130
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 9.59%,
01/15/31 ............... 1,690 1,547,344
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 3,724,032
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 5.00%), 7.71%,
12/29/29 ............... 3,750 3,252,859
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 1,226,954
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 5.75%), 8.46%,
12/28/29 ............... 1,250 1,142,918
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.05%), 4.76%,
12/29/29 ............... 250 229,292
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 8.46%,
12/29/29 ............... 600 540,198
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 4.18%, 07/14/26
(a)(b)
25,100 24,814,995
Symphony CLO XVI Ltd., Series
2015-16A, Class AR, (LIBOR USD 3
Month + 1.15%), 3.66%, 10/15/31
(a)(b)
300 292,113
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (LIBOR
USD 3 Month + 2.00%), 4.51%,
01/15/34 ............... 510 470,728
Series 2020-23A, Class ER, (LIBOR
USD 3 Month + 6.15%), 8.66%,
01/15/34 ............... 510 437,090
Symphony Static CLO I Ltd., Series
2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 4.63%, 10/25/29
(a)(b)
1,500 1,373,571
TCI-Symphony CLO Ltd., Series 2017-
1A, Class AR, (LIBOR USD 3 Month
+ 0.93%), 3.44%, 07/15/30
(a)(b)
... 36,950 36,307,325

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 3.89%,
01/16/31 ............... USD 269 $ 263,004
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 4.24%,
01/16/31 ............... 750 705,966
TICP CLO I-2 Ltd.
(a)(b)
Series 2018-IA, Class A1, (LIBOR
USD 3 Month + 0.83%), 3.60%,
04/26/28 ............... 23,492 23,216,540
Series 2018-IA, Class C, (LIBOR
USD 3 Month + 3.04%), 5.81%,
04/26/28 ............... 500 478,091
TICP CLO II-2 Ltd., Series 2018-IIA,
Class C, (LIBOR USD 3 Month +
2.95%), 5.66%, 04/20/28
(a)(b)
.... 590 563,151
TICP CLO III-2 Ltd., Series 2018-3R,
Class B, (LIBOR USD 3 Month +
1.35%), 4.06%, 04/20/28
(a)(b)
.... 500 490,530
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (LIBOR
USD 3 Month + 1.14%), 3.85%,
01/20/31 ............... 3,000 2,927,376
Series 2017-9A, Class B, (LIBOR
USD 3 Month + 1.60%), 4.31%,
01/20/31 ............... 250 239,849
Series 2017-9A, Class D, (LIBOR
USD 3 Month + 2.90%), 5.61%,
01/20/31 ............... 500 455,205
TICP CLO V Ltd., Series 2016-5A,
Class DR, (LIBOR USD 3 Month +
3.15%), 5.89%, 07/17/31
(a)(b)
.... 250 229,972
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 9.56%, 04/15/33
(a)(b)
.... 2,900 2,640,193
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR
USD 3 Month + 1.18%), 3.89%,
10/20/31 ............... 2,300 2,226,384
Series 2018-11A, Class B, (LIBOR
USD 3 Month + 1.73%), 4.44%,
10/20/31 ............... 2,000 1,912,852
Series 2018-11A, Class D, (LIBOR
USD 3 Month + 3.05%), 5.76%,
10/20/31 ............... 250 229,821
Series 2018-11A, Class E, (LIBOR
USD 3 Month + 6.00%), 8.71%,
10/20/31 ............... 1,425 1,239,738
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class AR, (LIBOR
USD 3 Month + 1.17%), 3.68%,
07/15/34 ............... 1,000 957,954
Series 2018-12A, Class ER, (LIBOR
USD 3 Month + 6.25%), 8.76%,
07/15/34 ............... 625 531,893
TICP CLO XIV Ltd., Series 2019-14A,
Class DR, (LIBOR USD 3 Month +
6.70%), 9.41%, 10/20/32
(a)(b)
.... 2,500 2,230,742
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (LIBOR
USD 3 Month + 1.28%), 3.99%,
04/20/33 ............... 250 242,952
Series 2020-15A, Class E, (LIBOR
USD 3 Month + 6.15%), 8.86%,
04/20/33 ............... 500 446,436
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 8.53%, 07/25/31
(a)(b)
.... USD 1,500 $ 1,246,658
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 4.04%,
01/20/33 ............... 4,750 4,601,598
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 4.56%,
01/20/33 ............... 1,500 1,416,503
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 9.21%,
01/20/33 ............... 2,250 1,931,399
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month +
1.17%), 3.90%, 07/21/34
(a)(b)
.... 1,000 958,760
Trestles CLO Ltd.
(a)(b)
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.90%), 5.68%,
04/25/32 ............... 1,500 1,311,445
Series 2017-1A, Class ER, (LIBOR
USD 3 Month + 8.53%), 11.31%,
04/25/32 ............... 2,000 1,711,569
Trestles CLO V Ltd., Series 2021-5A,
Class E, (LIBOR USD 3 Month +
6.35%), 9.06%, 10/20/34
(a)(b)
.... 4,250 3,636,961
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 3.61%, 03/03/39
(a)(b)
.... 50,060 272,021
Trimaran Cavu Ltd.
(a)(b)
Series 2019-1A, Class A2, (LIBOR
USD 3 Month + 1.90%), 4.61%,
07/20/32 ............... 1,250 1,179,112
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 4.91%,
07/20/32 ............... 250 243,043
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 5.86%,
07/20/32 ............... 500 472,043
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 7.04%), 9.75%,
07/20/32 ............... 1,250 1,061,590
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.50%), 9.28%,
04/23/32 ............... 2,000 1,758,942
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.25%), 6.03%,
10/25/34 ............... 1,550 1,432,875
Trimaran CAVU Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
4.72%), 7.46%, 11/26/32
(a)(b)
.... 575 534,078
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (LIBOR USD 3 Month +
1.40%), 4.14%, 10/18/31
(a)(b)
.... 900 868,148
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 4.78%,
01/25/34 ............... 1,160 1,101,812
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 5.78%,
01/25/34 ............... 625 581,427
Trinitas CLO XV Ltd., Series 2021-15A,
Class E, (LIBOR USD 3 Month +
7.45%), 10.21%, 04/22/34
(a)(b)
... 1,750 1,523,609

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trinitas CLO XVI Ltd., Series 2021-16A,
Class E, (LIBOR USD 3 Month +
7.00%), 9.71%, 07/20/34
(a)(b)
.... USD 6,000 $ 5,098,741
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class AAR2,
(3 Month CME Term SOFR +
1.25%), 3.73%, 04/18/31 .... 26,791 26,171,861
Series 2014-2A, Class A1RR,
(LIBOR USD 3 Month + 1.02%),
3.76%, 04/17/30 .......... 7,405 7,278,360
Series 2014-4A, Class BR2, (LIBOR
USD 3 Month + 2.09%), 4.57%,
07/14/31 ............... 1,200 1,092,187
Series 2015-3A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 3.90%,
10/20/31 ............... 2,500 2,439,810
Series 2016-1A, Class CR, (3 Month
CME Term SOFR + 2.91%),
5.39%, 01/20/31 .......... 1,085 937,405
Series 2017-2A, Class A1R, (LIBOR
USD 3 Month + 0.98%), 3.49%,
06/07/30 ............... 580 570,805
Series 2017-2A, Class A2AR,
(LIBOR USD 3 Month + 1.65%),
4.16%, 06/07/30 .......... 750 720,000
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 3.64%,
10/15/30 ............... 3,750 3,686,727
Series 2017-4A, Class B, (LIBOR
USD 3 Month + 1.45%), 3.96%,
10/15/30 ............... 750 710,164
Series 2018-3A, Class A1A, (LIBOR
USD 3 Month + 1.15%), 3.66%,
10/15/31 ............... 300 291,000
Series 2019-1A, Class AR, (LIBOR
USD 3 Month + 1.06%), 3.57%,
04/15/31 ............... 2,500 2,446,070
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.60%), 9.31%,
07/20/32 ............... 250 213,525
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.65%), 4.39%,
10/17/32 ............... 1,300 1,215,924
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 5.83%,
07/24/32 ............... 8,780 7,962,592
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 6.40%), 9.18%,
07/24/32 ............... 5,050 4,498,700
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 2,302,650
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 4.00%,
10/24/34 ............... 4,500 4,315,784
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 4.53%,
10/24/34 ............... 3,750 3,568,002
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 3.35%), 6.13%,
10/24/34 ............... 6,750 6,084,681
Series 2020-2A, Class ER, (LIBOR
USD 3 Month + 7.10%), 9.88%,
10/24/34 ............... 2,000 1,788,142
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 3.35%), 5.86%,
10/15/34 ............... USD 5,750 $ 5,318,594
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 6.85%), 9.36%,
10/15/34 ............... 6,720 5,933,459
York CLO 1 Ltd., Series 2014-1A,
Class CRR, (LIBOR USD 3 Month +
2.10%), 4.86%, 10/22/29
(a)(b)
.... 2,250 2,143,070
2,015,984,167
France — 0.0%
(b)(d)
FCT Autonoria
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 1.88%,
09/25/35 ............... EUR 273 263,061
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 2.28%,
09/25/35 ............... 182 175,197
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 3.38%,
09/25/35 ............... 454 430,914
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 4.38%, 09/25/35 152 144,260
FCT E-Carat 10
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 1.78%, 12/20/28 86 83,995
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 2.18%, 12/20/28 43 41,964
FCT Noria
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 2.18%,
06/25/38 ............... 251 242,496
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 3.33%,
06/25/38 ............... 266 256,370
Series 2021-1, Class B, (EURIBOR
1 Month + 0.70%), 1.38%,
10/25/49 ............... 1,159 1,108,168
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 1.78%,
10/25/49 ............... 802 756,331
Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 2.18%,
10/25/49 ............... 802 748,752
FCT Pixel, Series 2021-1, Class D,
(EURIBOR 3 Month + 1.75%),
2.22%, 02/25/38 ............ 300 281,592
4,533,100
Germany — 0.0%
(b)(d)
Red & Black Auto Germany 8 UG
Series 8, Class B, (EURIBOR 1
Month + 0.75%), 0.72%, 09/15/30 500 478,935
Series 8, Class C, (EURIBOR 1
Month + 0.95%), 0.92%, 09/15/30 400 377,387
Red & Black Auto Germany UG
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 2.02%, 10/15/28 82 79,800
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 2.87%, 10/15/28 82 80,039
Series 8, Class D, (EURIBOR 1
Month + 1.35%), 1.32%, 09/15/30 100 93,629
1,109,790

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Ireland — 0.4%
(b)
AlbaCore Euro CLO IV DAC, Series
4X, Class D, (EURIBOR 3 Month +
4.60%), 4.60%, 07/15/35
(d)
..... EUR 2,605 $ 2,273,188
Alme Loan Funding V DAC, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(a)
..... 3,800 3,034,369
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (EURIBOR
3 Month + 1.60%), 1.60%,
04/15/34
(a)
.............. 2,563 2,208,762
Series 2A, Class DR, (EURIBOR
3 Month + 3.55%), 3.55%,
04/15/34
(a)
.............. 2,110 1,790,049
Series 2X, Class ER, (EURIBOR
3 Month + 6.45%), 6.45%,
04/15/34
(d)
.............. 1,580 1,246,518
Anchorage Capital Europe CLO DAC
Series 4A, Class D, (EURIBOR
3 Month + 3.20%), 3.35%,
04/25/34
(a)
.............. 590 504,727
Series 4X, Class E, (EURIBOR
3 Month + 5.71%), 5.86%,
04/25/34
(d)
.............. 896 688,905
Aqueduct European CLO 2 DAC
(d)
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 2,269,768
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 415,789
Aqueduct European CLO DAC
Series 2019-3X, Class AR,
(EURIBOR 3 Month + 0.93%),
1.25%, 08/15/34
(d)
......... 5,000 4,587,298
Series 2020-5A, Class CR,
(EURIBOR 3 Month + 2.00%),
2.05%, 04/20/34
(a)
......... 1,250 1,014,483
Ares European CLO VII DAC, Series
7X, Class AAR, (EURIBOR 3 Month
+ 1.50%), 1.50%, 10/15/30
(d)
.... 1,200 1,079,154
Ares European CLO X DAC, Series
10A, Class DR, (EURIBOR 3 Month
+ 2.80%), 2.80%, 10/15/31
(a)
.... 2,000 1,694,261
Ares European CLO XII DAC, Series
12A, Class B1R, (EURIBOR 3 Month
+ 1.70%), 1.75%, 04/20/32
(a)
.... 862 764,849
Armada Euro CLO III DAC, Series 3A,
Class DR, (EURIBOR 3 Month +
3.30%), 3.30%, 07/15/31
(a)
..... 2,800 2,455,700
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
7.18%, 06/22/34
(d)
........... 1,050 795,053
Aurium CLO VIII DAC, Series 8X, Class
A, (EURIBOR 3 Month + 0.85%),
1.97%, 06/23/34
(d)
........... 5,000 4,587,744
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 2,240 1,739,145
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 1,100 742,714
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 1,851,107
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31 ............... 150 134,517
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 EUR 1,305 $ 978,050
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 1,760 1,263,941
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,511,786
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 5,800 5,212,457
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 129,830
Avoca CLO XXII DAC
Series 22A, Class D, (EURIBOR
3 Month + 2.90%), 2.90%,
04/15/35
(a)
.............. 970 801,233
Series 22X, Class B1, (EURIBOR
3 Month + 1.30%), 1.30%,
04/15/35
(d)
.............. 710 607,476
Avoca CLO XXIII DAC, Series 23A,
Class D, (EURIBOR 3 Month +
3.05%), 3.05%, 04/15/34
(a)
..... 750 629,188
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (EURIBOR 3
Month + 0.87%), 1.00%, 07/22/34 5,000 4,579,433
Series 1X, Class ER, (EURIBOR 3
Month + 5.91%), 6.04%, 07/22/34 1,050 802,175
Bilbao CLO I DAC, Series 1X, Class
A2A, (EURIBOR 3 Month + 1.30%),
1.35%, 07/20/31
(d)
........... 4,300 3,873,498
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34
(d)
..... 1,050 792,805
BlueMountain Fuji EUR CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33
(d)
500 430,891
Cairn CLO IX DAC, Series 2018-9X,
Class A, (EURIBOR 3 Month +
0.71%), 0.86%, 04/25/32
(d)
..... 2,700 2,571,594
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34
(d)
..... 1,050 816,663
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (EURIBOR 3 Month +
3.30%), 3.30%, 10/15/35
(a)
..... 2,690 2,264,830
CIFC European Funding CLO I DAC,
Series 1X, Class E, (EURIBOR 3
Month + 5.86%), 5.86%, 07/15/32
(d)
250 196,436
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(d)
400 346,817
CIFC European Funding CLO III DAC
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 2.50%,
01/15/34
(a)
.............. 500 430,389
Series 3X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
01/15/34
(d)
.............. 850 661,490
Clontarf Park CLO DAC, Series 1X,
Class CE, (EURIBOR 3 Month +
3.05%), 3.30%, 08/05/30
(d)
..... 1,470 1,323,301
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (EURIBOR 3
Month + 1.30%), 1.69%, 02/22/34
(d)
1,120 975,054
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (EURIBOR 3
Month + 3.80%), 4.92%, 12/23/33
(a)
400 340,330

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XVIII DAC,
Series 18A, Class ER, (EURIBOR 3
Month + 6.06%), 6.30%, 07/29/34
(a)
EUR 794 $ 609,662
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (EURIBOR
3 Month + 3.00%), 4.10%,
06/22/34
(a)
.............. 1,450 1,204,430
Series 20A, Class E, (EURIBOR
3 Month + 5.61%), 6.71%,
06/22/34
(a)
.............. 660 493,006
Series 20X, Class E, (EURIBOR
3 Month + 5.61%), 6.71%,
06/22/34
(d)
.............. 554 413,827
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (EURIBOR 3
Month + 3.15%), 4.15%, 12/15/34
(d)
755 602,540
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR,
(EURIBOR 3 Month + 2.35%),
2.50%, 04/24/34 .......... 700 614,175
Series 2013-3A, Class DRRR,
(EURIBOR 3 Month + 3.25%),
3.40%, 04/24/34 .......... 1,380 1,199,950
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (EURIBOR 3 Month +
0.85%), 0.85%, 04/15/34
(d)
..... 5,000 4,603,555
Fidelity Grand Harbour CLO DAC,
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
10/15/34
(a)
................ 1,490 1,236,140
Harvest CLO XIX DAC, Series 19X,
Class D, (EURIBOR 3 Month +
2.55%), 2.55%, 04/14/31
(d)
..... 240 207,255
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(d)
..... 700 619,990
Harvest CLO XXIII DAC
(d)
Series 23X, Class A, (EURIBOR 3
Month + 0.95%), 1.00%, 10/20/32 1,817 1,684,420
Series 23X, Class D, (EURIBOR 3
Month + 3.00%), 3.05%, 10/20/32 1,360 1,152,829
Hayfin Emerald CLO X DAC, Series
10X, Class E, (EURIBOR 3 Month +
6.86%), 7.96%, 04/15/35
(d)
..... 1,860 1,658,833
Henley CLO IV DAC
Series 4A, Class D, (EURIBOR
3 Month + 3.00%), 3.14%,
04/25/34
(a)
.............. 500 417,979
Series 4X, Class B1, (EURIBOR
3 Month + 1.35%), 1.50%,
04/25/34
(d)
.............. 450 384,160
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 1.24%, 11/14/32
(d)
...... 625 584,687
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34
(d)
........... 770 589,788
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 07/15/32 450 393,241
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 8.07%, 07/15/32 841 673,476
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 04/15/33
(a)
..... 625 540,650
Security
Par (000)
Par (000) Value
Ireland (continued)
Invesco Euro CLO V DAC
Series 5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(a)
.............. EUR 1,550 $ 1,344,485
Series 5X, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(d)
.............. 450 391,639
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.88%, 10/25/30 2,700 2,574,012
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.34%, 10/25/30 1,850 1,673,160
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31
(d)
1,350 1,182,515
Madison Park Euro Funding XIV DAC,
Series 14A, Class DR, (EURIBOR 3
Month + 3.60%), 3.60%, 07/15/32
(a)
1,090 945,173
Madison Park Euro Funding XVI DAC,
Series 16A, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 05/25/34
(a)
1,250 1,038,388
Man GLG Euro CLO, Series 6A, Class
DR, (EURIBOR 3 Month + 3.50%),
3.50%, 10/15/32
(a)
........... 950 828,282
Marino Park CLO DAC, Series 1X,
Class X, (EURIBOR 3 Month +
0.45%), 0.45%, 01/16/34
(d)
..... 750 733,153
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34
(d)
........... 658 499,582
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34
(d)
420 317,414
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C,
(EURIBOR 3 Month + 2.50%),
2.50%, 11/25/33
(a)
........... 500 435,783
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.19%, 07/22/34
(d)
........... 1,050 811,019
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
7.21%, 03/15/34
(d)
........... 895 683,124
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(EURIBOR 3 Month + 1.90%),
1.94%, 01/21/35
(a)
........... 425 366,015
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.25%, 01/20/32
(d)
........... 450 409,495
OCP Euro CLO DAC
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32
(d)
.............. 200 182,328
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32
(d)
.............. 897 717,569
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32
(d)
.............. 600 416,593

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2019-3A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.35%, 04/20/33
(a)
......... EUR 250 $ 213,421
Series 2019-3A, Class DR,
(EURIBOR 3 Month + 3.30%),
3.35%, 04/20/33
(a)
......... 250 213,672
Penta CLO DAC
(a)
Series 2019-6A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.45%, 07/25/34 .......... 500 412,658
Series 2021-9A, Class D, (EURIBOR
3 Month + 3.10%), 3.25%,
07/25/36 ............... 1,650 1,344,686
Series 2022-11A, Class B,
(EURIBOR 3 Month + 2.45%),
2.45%, 11/15/34 .......... 2,600 2,346,531
Series 2022-11A, Class D,
(EURIBOR 3 Month + 4.80%),
4.80%, 11/15/34 .......... 2,030 1,815,794
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (LIBOR
USD 1 Month + 1.25%), 4.33%,
07/25/51 ............... USD 8,630 8,420,641
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 5.58%,
07/25/51 ............... 1,220 1,203,194
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 6.83%,
07/25/51 ............... 700 690,763
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 8.98%,
07/25/51 ............... 460 453,077
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35
(d)
........... EUR 600 443,139
Rockford Tower Europe CLO DAC
(d)
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 2.88%,
12/20/31 ............... 2,550 2,287,051
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 3.50%,
12/20/31 ............... 1,640 1,434,596
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.65%, 01/20/33 .......... 5,012 4,407,953
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 6.01%,
04/20/34 ............... 868 669,693
RRE 9 Loan Management DAC, Series
9A, Class A2, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/36
(a)
..... 1,720 1,463,682
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33
(d)
........... 750 639,294
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.99%, 07/25/35
(d)
1,050 786,381
St Paul's CLO X DAC, Series 10A,
Class DR, (EURIBOR 3 Month +
3.75%), 3.88%, 04/22/35
(a)
..... 750 643,408
St Paul's CLO XII DAC, Series 12X,
Class D, (EURIBOR 3 Month +
3.20%), 3.20%, 04/15/33
(d)
..... 1,880 1,588,139
Security
Par (000)
Par (000) Value
Ireland (continued)
St. Paul's CLO XII DAC, Series 12X,
Class B1, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/33
(d)
..... EUR 1,350 $ 1,170,171
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 2.02%, 11/15/31 345 306,809
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.67%, 11/15/31 500 440,253
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 4,920 4,691,846
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 673,995
Voya Euro CLO II DAC
(a)
Series 2A, Class B1R, (EURIBOR 3
Month + 1.67%), 1.67%, 07/15/35 250 212,947
Series 2A, Class CR, (EURIBOR 3
Month + 2.15%), 2.15%, 07/15/35 250 209,797
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33
(d)
..... 439 381,373
Voya Euro CLO V DAC, Series 5A,
Class D, (EURIBOR 3 Month +
3.10%), 3.10%, 04/15/35
(a)
..... 660 538,498
142,955,551
Italy — 0.0%
(b)(d)
Autoflorence SRL
Series 2, Class B, (EURIBOR 1
Month + 0.75%), 0.80%, 12/24/44 898 850,300
Series 2, Class C, (EURIBOR 1
Month + 1.15%), 1.20%, 12/24/44 414 381,534
Series 2, Class D, (EURIBOR 1
Month + 2.35%), 2.40%, 12/24/44 222 207,172
Brignole Co. SRL
Series 2021, Class B, (EURIBOR 1
Month + 0.80%), 0.85%, 07/24/36 143 137,336
Series 2021, Class D, (EURIBOR 1
Month + 1.60%), 1.65%, 07/24/36 100 95,236
Red & Black Auto Italy Srl, Series 1,
Class D, (EURIBOR 1 Month +
2.85%), 3.55%, 12/28/31 ....... 598 557,236
2,228,814
Jersey — 0.1%
(a)(b)
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3 Month CME Term
SOFR + 2.00%), 3.12%, 04/21/31 USD 21,500 20,542,306
AGL Static CLO Ltd., Series 2022-18A,
Class E, (3 Month CME Term SOFR
+ 6.85%), 7.97%, 04/21/31 ..... 4,000 3,468,913
24,011,219
Luxembourg — 0.0%
(b)(d)
BL Consumer Credit
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 1.16%,
09/25/38 ............... EUR 528 506,003
Series 2021-1, Class D, (EURIBOR
1 Month + 1.65%), 1.71%,
09/25/38 ............... 681 652,799
Series 2021-1, Class E, (EURIBOR
1 Month + 2.85%), 2.91%,
09/25/38 ............... 355 338,431

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Luxembourg (continued)
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 2.34%,
11/14/34 ............... EUR 2,432 $ 2,361,547
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 3.09%,
11/14/34 ............... 998 967,320
Silver Arrow SA Compartment
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 1.97%, 03/15/27 300 293,501
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 3.22%, 03/15/27 300 293,675
5,413,276
Netherlands — 0.0%
(b)(d)
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 1.77%, 11/15/26 ....... 768 743,215
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.58%, 07/27/32 ............ 2,890 2,590,521
3,333,736
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao de
Creditos SA
(d)
Series 2, Class D, (EURIBOR
1 Month + 2.85%), 3.56%,
09/23/38
(b)
.............. 900 863,624
Series 7, Class SEN, 0.70%,
02/12/24 ............... 4,501 4,330,218
5,193,842
Spain — 0.0%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class B, (EURIBOR
1 Month + 0.80%), 1.48%,
01/31/39 ............... 1,186 1,140,179
Series 2021-SP, Class C, (EURIBOR
1 Month + 1.05%), 1.73%,
01/31/39 ............... 1,915 1,839,968
Series 2021-SP, Class D, (EURIBOR
1 Month + 1.55%), 2.23%,
01/31/39 ............... 821 780,425
Series 2021-SP, Class E, (EURIBOR
1 Month + 2.65%), 3.33%,
01/31/39 ............... 456 425,498
Series 2021-SP, Class F, (EURIBOR
1 Month + 3.90%), 4.58%,
01/31/39 ............... 182 170,437
Series 2022-SP, Class C, (EURIBOR
1 Month + 2.80%), 3.50%,
01/27/40 ............... 1,600 1,570,118
Series 2022-SP, Class D, (EURIBOR
1 Month + 4.20%), 4.90%,
01/28/40 ............... 400 392,020
Series 2022-SP, Class E, (EURIBOR
1 Month + 7.00%), 7.70%,
01/29/40 ............... 2,300 2,254,115
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.78%,
03/20/33
(b)
.............. 526 505,728
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.78%,
03/20/33
(b)
.............. 158 149,322
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2020-1, Class D, 3.50%,
03/20/33 ............... EUR 263 $ 242,779
9,470,589
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series
2, Class C, (Sterling Overnight
Index Average + 3.00%), 5.19%,
07/20/30
(b)(d)
............... GBP 1,699 1,893,458
Dowson plc
(b)(d)
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.68%), 2.87%, 10/20/28 .... 1,788 1,990,879
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 3.39%, 10/20/28 .... 1,200 1,321,662
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 3.79%, 10/20/28 .... 1,300 1,402,930
Series 2022-1, Class C, (Sterling
Overnight Index Average +
2.25%), 4.44%, 01/20/29 .... 2,528 2,720,188
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.70%), 4.89%, 01/20/29 .... 725 765,067
Series 2022-2, Class C, (Sterling
Overnight Index Average +
3.70%), 5.89%, 08/20/29 .... 1,814 2,026,222
Series 2022-2, Class D, (Sterling
Overnight Index Average +
5.25%), 7.44%, 08/20/29 .... 989 1,104,754
Greene King Finance plc
Series A5,  (Sterling Overnight
Index Average + 2.62%), 4.81%,
12/15/33
(b)(d)
............. 21,079 22,052,500
Series A6,  4.06%, 03/15/35
(d)
... 3,571 3,299,160
Series B1,  (Sterling Overnight
Index Average + 1.92%), 4.11%,
12/15/34
(b)
.............. 2,472 2,243,478
Series B2,  (Sterling Overnight
Index Average + 2.20%), 4.39%,
03/15/36
(b)(d)
............. 900 753,671
Motor plc, Series 2016-1, Class E,
5.25%, 11/25/25
(d)
........... 618 688,844
Newday Funding Master Issuer plc
(b)(d)
Series 2021-1X, Class B, (Sterling
Overnight Index Average +
1.55%), 3.74%, 03/15/29 .... 775 848,077
Series 2021-3X, Class A1, (Sterling
Overnight Index Average +
0.90%), 3.09%, 11/15/29 ..... 2,321 2,541,955
Series 2021-3X, Class B, (Sterling
Overnight Index Average +
1.35%), 3.54%, 11/15/29 ..... 677 734,274
Series 2022-2X, Class C, (Sterling
Overnight Index Average +
5.00%), 7.19%, 07/15/30 .... 3,271 3,653,195
PCL Funding V plc, Series 2021-
1, Class C, (Sterling Overnight
Index Average + 1.70%), 3.89%,
10/15/25
(b)(d)
............... 116 126,482
PCL Funding VI plc, Series 2022-
1, Class B, (Sterling Overnight
Index Average + 3.10%), 5.29%,
07/15/26
(b)(d)
............... 1,937 2,137,745

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Satus plc
(b)(d)
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 2.89%, 08/17/28 .... GBP 154 $ 171,203
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.20%), 3.39%, 08/17/28 .... 400 438,987
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 3.79%, 08/17/28 .... 300 328,269
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.90%), 4.09%, 08/17/28 .... 200 218,450
Series 2021-1, Class E, (Sterling
Overnight Index Average +
3.20%), 5.39%, 08/17/28 .... 166 178,844
Trafford Centre Finance Ltd. (The),
Series B2,  (Sterling Overnight
Index Average + 0.94%), 3.14%,
07/28/35
(b)(d)
............... 3,400 3,034,093
Turbo Finance plc, Series 9, Class B,
(Sterling Overnight Index Average +
1.65%), 3.84%, 08/20/28
(b)(d)
.... 1,590 1,752,342
58,426,729
United States — 6.0%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(e)
USD 9,276 8,732,394
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 3.30%, 05/25/36
(b)
..... 3,069 2,966,422
ACE Securities Corp. Home Equity
Loan Trust
(b)
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
3.34%, 05/25/37 .......... 7,431 1,498,145
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
3.68%, 05/25/37 .......... 367 74,955
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(c)
....... 4,314 3,269,362
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 4.14%, 06/15/36
(a)(b)
9,876 9,630,426
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)(c)
............. 97 77,470
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 204 206,112
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 468 341,278
Series 2018-D, Class B, 0.00%,
08/25/58
(b)
.............. 62 42,905
Series 2018-E, Class C, 0.00%,
06/25/58
(b)
.............. 19 18,234
Series 2018-F, Class C, 0.00%,
11/25/58 ............... 709 462,548
Series 2019-E, Class A, 3.00%,
09/25/59
(e)
.............. 21,721 21,363,417
Series 2019-E, Class B, 4.88%,
09/25/59
(e)
.............. 5,930 5,799,615
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,524 11,233,139
Series 2019-G, Class A, 3.00%,
09/25/59
(e)
.............. 21,768 20,682,313
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-G, Class B, 4.25%,
09/25/59
(e)
.............. USD 4,576 $ 4,017,566
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 11,580 6,124,026
Series 2019-H, Class A, 3.00%,
11/25/59
(e)
.............. 10,233 10,012,965
Series 2019-H, Class B, 4.25%,
11/25/59
(e)
.............. 4,238 4,105,356
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 10,248 9,615,536
Series 2020-A, Class A, 2.37%,
12/25/59
(e)
.............. 35,136 34,137,002
Series 2020-A, Class B, 3.50%,
12/25/59
(e)
.............. 7,074 6,758,552
Series 2020-A, Class C, 0.00%,
12/25/59 ............... 16,739 10,480,356
Series 2020-C, Class A, 2.25%,
09/27/60
(e)
.............. 2,067 2,031,843
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 4,783,801
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,591 14,156,436
Series 2020-D, Class A, 2.25%,
06/25/60
(e)
.............. 7,846 7,382,887
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 6,782,251
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,689 14,949,216
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 24,748 22,804,808
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,533,614
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,200 14,191,891
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 58,104 52,986,730
Series 2021-D, Class B, 4.00%,
03/25/60
(b)
.............. 10,911 9,981,329
Series 2021-D, Class C, 0.00%,
03/25/60
(b)(c)
............. 16,089 9,908,915
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 47,649 40,327,709
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. 8,637 6,894,617
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 5,214 4,106,927
Series 2021-E, Class B3, 4.01%,
12/25/60
(b)
.............. 12,755 7,571,017
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. 8,544 6,571,773
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. 205 96,022
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 191,051 7,990,312
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 85,371 77,356,577
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 10,913,423
Series 2021-F, Class C, 0.00%,
06/25/61
(c)
.............. 22,331 19,292,094
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 84,899 77,264,804
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 13,609,257
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 27,071 25,795,724

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
American Homes 4 Rent Trust
(a)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... USD 8,624 $ 8,573,816
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 22,327 223
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 1,941,319
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,602,914
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 3,985,971
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,179,401
Series 2021-SFR1, Class F, 3.60%,
06/17/38
(b)
.............. 5,128 4,131,161
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 5,718,972
Aqua Finance Trust
(a)
Series 2021-A, Class A, 1.54%,
07/17/46 ............... 1,192 1,078,944
Series 2021-A, Class B, 2.40%,
07/17/46 ............... 5,070 4,191,614
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.35%),
4.17%, 11/15/36
(a)(b)
.......... 5,854 5,729,415
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.48%), 3.56%, 05/25/35
(b)
5,971 5,183,543
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(a)
..... 3,429 3,134,550
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 1,443,136
Series 1998-2, Class B1, 7.35%,
12/10/25 ............... 8,475 2,235,286
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 692,777
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (LIBOR USD 3
Month + 2.08%), 5.02%, 05/17/31
(a)(b)
250 240,982
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 3.69%, 07/15/34
(a)(b)
... 4,500 4,320,388
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 4.11%,
05/28/39
(c)
.............. 22,565 18,503,382
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 4.41%,
05/28/39 ............... 913 768,358
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 4.11%,
02/28/40 ............... 11,336 10,618,401
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 4.11%,
12/28/40 ............... 758 764,046
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,138,683
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 1,092,653
Security
Par (000)
Par (000) Value
United States (continued)
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... USD 5,207 $ 834,386
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 4.81%,
08/25/34 ............... 128 125,156
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
4.10%, 12/25/35 .......... 4,515 6,417,041
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.34%),
3.42%, 09/25/36 .......... 2,757 2,649,697
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
3.34%, 10/25/36 .......... 2,391 2,058,281
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.34%),
3.42%, 05/25/35 .......... 684 673,879
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
3.40%, 03/25/37 .......... 3,118 2,798,992
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
3.22%, 03/25/37 .......... 2,071 1,926,075
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
3.22%, 03/25/37 .......... 3,377 3,134,072
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
3.33%, 04/25/37 .......... 1,364 1,804,545
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
3.43%, 04/25/37 .......... 18,479 17,821,484
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 4,144 3,852,295
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,714,151
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 138,330
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,321,927
Series 2021-B, Class D, 3.17%,
10/17/34 ............... 175 142,072
Series 2022-A, Class C, 3.08%,
02/20/35 ............... 13,300 10,940,015
Series 2022-A, Class D, 3.56%,
02/20/35 ............... 300 242,891
Series 2022-A, Class E, 4.30%,
02/20/35 ............... 600 471,827
Series 2022-C, Class A, 5.32%,
10/17/35 ............... 12,195 12,194,668
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,633,004
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 11,650 11,426,868
Carlyle Global Market Strategies CLO
Ltd., Series 2012-3A, Class A1A2,
(LIBOR USD 3 Month + 1.18%),
3.66%, 01/14/32
(a)(b)
.......... 12,925 12,613,498
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.63%), 3.71%,
01/25/36 ............... 1,620 1,360,138

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 3.24%,
10/25/36 ............... USD 1,287 $ 1,235,029
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
18,722 17,480,877
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.32%),
3.40%, 10/25/36
(b)
........... 1,205 830,091
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
3.28%, 05/25/37 .......... 12,955 9,475,997
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
3.35%, 05/25/37 .......... 5,885 4,306,475
Series 2007-AHL3, Class A3B,
(LIBOR USD 1 Month + 0.17%),
3.25%, 07/25/45 .......... 6,423 4,756,341
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
3.24%, 12/25/36
(a)
......... 7,164 3,991,831
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(b)
............... 59 58,539
College Avenue Student Loans LLC
(a)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 7,883 6,907,626
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 1,562 1,387,864
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 2,090 1,790,895
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 900 765,317
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 220 185,910
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 443,692
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%,
11/15/28
(b)
.............. 3,044 2,885,465
Series 1997-3, Class M1, 7.53%,
03/15/28
(b)
.............. 2,792 2,628,465
Series 1997-6, Class M1, 7.21%,
01/15/29
(b)
.............. 2,040 1,904,303
Series 1998-4, Class M1, 6.83%,
04/01/30
(b)
.............. 820 737,287
Series 1998-6, Class M1, 6.63%,
06/01/30
(b)
.............. 2,197 2,058,239
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 450 450,403
Series 1998-8, Class M1, 6.98%,
09/01/30
(b)
.............. 6,223 5,777,765
Series 1999-5, Class A5, 7.86%,
03/01/30
(b)
.............. 2,647 1,184,500
Series 1999-5, Class A6, 7.50%,
03/01/30
(b)
.............. 2,839 1,222,848
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,152 968,464
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,128 1,165,878
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,295 2,111,653
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,462 3,959,333
Security
Par (000)
Par (000) Value
United States (continued)
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ USD 3,223 $ 3,035,891
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.02%,
12/25/36
(e)
.............. 1,093 906,585
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(e)
............. 1,813 1,710,022
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 11,978 771,099
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 1.96%,
07/25/37
(a)(b)
............. 1,507 1,032,854
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(a)
...... 2,627 2,030,791
CWABS Asset-Backed Certificates
Trust
(b)
Series 2005-16, Class 1AF, 4.49%,
04/25/36 ............... 6,516 5,563,966
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 3.24%,
09/25/46 ............... 90 89,819
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 3.34%,
12/25/36 ............... 2,848 2,592,539
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.45%), 3.53%,
03/25/37 ............... 12,789 11,147,774
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
3.09%, 03/15/34
(b)
........... 249 236,934
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 6.02%,
01/25/29
(e)
.............. 190 278,364
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 356 430,473
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
3.12%, 12/15/33 .......... 20 20,469
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
3.01%, 05/15/35 .......... 164 160,746
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
3.01%, 05/15/35 .......... 198 189,987
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 3.00%,
05/15/35 ............... 628 614,510
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 3.00%,
05/15/36 ............... 2,473 2,342,934
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 2.97%,
11/15/36 ............... 1,443 1,373,015
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.24%), 3.75%,
07/15/36 ............... 60,000 57,655,704

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-1A, Class A1B, (LIBOR
USD 3 Month + 1.55%), 4.06%,
07/15/36 ............... USD 11,250 $ 10,729,127
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.05%), 8.56%,
07/15/36 ............... 5,000 4,208,771
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 3,611,880
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1A, (3 Month
CME Term SOFR + 1.39%), 3.72%,
04/15/37
(a)(b)
............... 2,500 2,402,063
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 4,125,000
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,316,635
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(a)
..... 7,753 7,561,158
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... 2,685 2,336,808
Elmwood CLO 15 Ltd.
(a)(b)
Series 2022-2A, Class A1, (3 Month
CME Term SOFR + 1.34%),
1.98%, 04/22/35 .......... 5,290 5,044,067
Series 2022-2A, Class D, (3 Month
CME Term SOFR + 3.67%),
4.31%, 04/22/35 .......... 2,960 2,672,107
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
4.13%, 10/25/34 .......... 2,818 2,592,355
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.24%), 3.32%,
10/25/36 ............... 4,923 3,458,460
Series 2006-FF13, Class A2C,
(LIBOR USD 1 Month + 0.32%),
3.40%, 10/25/36 .......... 2,887 2,026,110
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.42%),
3.50%, 12/25/36 .......... 5,340 2,491,345
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 5,866,717
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 6,731,760
Series 2022-SFR1, Class E2,
5.00%, 05/17/39 .......... 5,000 4,371,467
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,314,515
Foundation Finance Trust, Series 2021-
2A, Class A, 2.19%, 01/15/42
(a)
.. 10,533 9,627,662
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 3.36%,
02/25/37 ............... 5,765 4,378,384
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 3.42%,
02/25/37 ............... 5,582 2,065,280
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL5, Class A, (1 Month
CME Term SOFR + 2.30%),
5.32%, 06/19/37 .......... 19,964 19,616,093
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-FL6, Class A, (1 Month
CME Term SOFR + 2.58%),
4.58%, 08/17/37 .......... USD 11,820 $ 11,697,589
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 4.25%, 08/27/51
(a)(b)
.... 8,394 7,857,138
GoldenTree Loan Opportunities X
Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 3.83%,
07/20/31 ............... 4,833 4,712,426
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 3.05%), 5.76%,
07/20/31 ............... 750 673,810
Goldman Home Improvement Trust
Issuer Trust, Series 2021-GRN2,
Class B, 1.97%, 06/25/51
(a)
..... 4,583 3,993,055
Golub Capital BDC 3 CLO 1 LLC,
Series 2021-1A, Class C1, (LIBOR
USD 3 Month + 2.80%), 5.31%,
04/15/33
(a)(b)
............... 1,750 1,606,276
GoodLeap Sustainable Home Solutions
Trust
(a)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 19,235 15,727,564
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 12,147 11,632,015
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 2,128 2,124,409
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,816 2,411,475
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.26%), 3.97%,
01/20/30 ............... 1,236 1,218,608
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.30%), 6.01%,
01/20/30 ............... 450 417,085
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 3.78%,
12/25/35 ............... 1,962 887,281
Series 2006-4, Class 1A1, 2.98%,
03/25/36 ............... 3,992 2,939,652
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,476 311,658
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 3.28%,
01/25/47 ............... 3,235 1,728,508
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 3.38%), 6.46%,
02/25/47 ............... 3,414 3,201,419
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(a)
16,232 14,806,103
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.60%), 3.68%,
07/25/36 ............... 4,008 3,582,601
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 3.38%,
05/25/37 ............... 5,131 3,754,284

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Home Equity Mortgage Loan Asset-
Backed Trust
(b)
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 3.52%,
07/25/34 ............... USD 1,107 $ 1,074,453
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 3.27%,
04/25/37 ............... 4,295 2,944,322
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 7,344 900,469
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (LIBOR USD 1
Month + 0.28%), 3.36%, 12/25/36
(a)(b)
111 106,323
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
3.49%, 05/25/36
(b)
......... 2,617 2,537,661
Series 2007-CH1, Class MF1,
4.63%, 11/25/36
(e)
......... 11,109 11,087,623
Kapitus Asset Securitization LLC,
Series 2022-1A, Class A, 3.38%,
07/10/28
(a)
................ 16,278 14,994,594
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (LIBOR
USD 3 Month + 1.25%), 4.02%,
07/28/42 ............... 6,870 6,323,265
Series 2005-A, Class 2C, (LIBOR
USD 3 Month + 1.30%), 4.93%,
12/27/38 ............... 14,836 13,810,029
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 10,233 9,531,435
Series 2019-SL2, Class B, 0.00%,
02/25/59
(c)
.............. 4,338 650,762
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 4,745 3,748,714
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 9,405 9,352,386
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 696 614,694
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 3.17%,
06/25/37
(a)(b)
............... 955 674,007
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 2,953,444
LendingPoint Pass-Through Trust
(a)
Series 2022-ST1, Class A, 2.50%,
03/15/28 ............... 1,595 1,508,772
Series 2022-ST2, Class A, 3.25%,
04/15/28 ............... 2,542 2,432,332
Lendmark Funding Trust
(a)
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 5,727,029
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,145,822
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 1,950 1,479,293
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,044,415
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 18,639,274
Security
Par (000)
Par (000) Value
United States (continued)
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. USD 19,875 $ 15,811,061
Long Beach Mortgage Loan Trust
(b)
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 3.44%,
03/25/46 ............... —
(f)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 3.38%,
06/25/36 ............... 8,476 4,257,196
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.32%), 3.40%,
08/25/36 ............... 19,393 8,177,154
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (LIBOR USD 3 Month
+ 1.38%), 4.12%, 01/17/30
(a)(b)
... 3,750 3,534,501
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
6.33%, 03/25/32
(b)
........... 1,278 1,278,198
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,222,793
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,598,997
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 1,871,917
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,309,245
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,018,629
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 968,065
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 973,844
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,270,405
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 943,066
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,055,895
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 3.60%,
06/25/36
(a)
.............. 3,621 3,253,949
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 3.36%,
05/25/37 ............... 5,000 4,000,719
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 3.34%, 06/25/46
(a)(b)
1,014 954,924
Mercury Financial Credit Card Master
Trust
(a)
Series 2021-1A, Class A, 1.54%,
03/20/26 ............... 30,410 28,889,488
Series 2022-1A, Class A, 2.50%,
09/21/26 ............... 44,043 41,720,723
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 3.56%,
05/25/37 ............... 4,086 3,156,716
Series 2007-H1, Class 1A2, (LIBOR
USD 1 Month + 3.50%), 6.58%,
10/25/37 ............... 4,597 4,232,123

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
3.34%, 08/25/37 .......... USD 1,116 $ 1,060,184
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
3.26%, 06/25/37 .......... 2,831 621,105
MF1 LLC, Series 2022-FL10, Class
A, (1 Month CME Term SOFR +
2.64%), 4.92%, 09/17/37
(a)(b)
.... 7,710 7,629,414
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 11,062 10,455,486
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 18,896 17,167,411
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 3.95%,
09/25/35 ............... 7,372 5,991,821
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
4.98%, 02/25/47
(a)
......... 1,316 1,238,887
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
3.40%, 04/25/36
(b)
........... 2,504 1,820,457
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 10,213 9,444,295
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 2,291 2,114,168
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 16,008 15,026,182
Series 2022-2A, Class A, 4.38%,
01/21/53 ............... 4,560 4,293,920
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 3.49%,
04/25/37
(b)
................ 5,455 5,018,999
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 13,622,346
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 9,828,878
Navient Private Education Refi Loan
Trust
(a)
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,627,407
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 3.51%, 04/15/60
(b)
19,413 17,754,591
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,747,769
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 6,694,801
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,153,704
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62
(c)
.............. 41,500 35,582,100
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 24,060 19,548,509
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 9,810 8,157,633
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 19,360,530
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... USD 9,550 $ 7,621,240
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,283,689
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 18,276,702
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 956,254
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,490,004
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 13,044 10,513,686
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,707,362
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 513,226
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (LIBOR
USD 1 Month + 0.68%), 3.76%,
12/25/35
(b)
................ 3,926 2,951,095
New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F, 4.00%,
09/04/39
(a)
................ 6,607 4,951,638
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 3.48%, 10/25/36
(a)(b)
... 117 130,842
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
09/15/31 ............... 1,759 892,999
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,438 856,457
OneMain Financial Issuance Trust
(a)
Series 2019-2A, Class A, 3.14%,
10/14/36 ............... 2,415 2,146,237
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 10,875,352
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 8,991,796
Series 2021-1A, Class A2, (30-Day
Average SOFR + 0.76%), 3.05%,
06/16/36
(b)
.............. 4,537 4,363,759
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 642,959
Series 2022-2A, Class A, 4.89%,
10/14/34 ............... 20,203 19,804,534
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 17,008,858
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 6,675,763
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,739,507
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 920 831,500
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 1,670 1,425,444
Series 2021-C, Class A, 2.18%,
10/08/31 ............... 30,280 26,726,312
Series 2021-C, Class B, 2.67%,
10/08/31 ............... 14,009 12,294,353
Series 2021-C, Class C, 3.61%,
10/08/31 ............... 4,506 3,864,342
Series 2021-C, Class D, 5.57%,
10/08/31 ............... 300 257,175

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 3.82%,
11/25/35
(b)
.............. USD 6,618 $ 5,560,281
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
3.29%, 03/25/37
(b)
......... 6,755 5,194,441
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 15,882 13,072,750
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 13,429 11,263,058
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 6,793 5,653,666
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,306 2,960,698
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 4.02%,
10/15/37
(a)
.............. 2,261 2,202,817
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ 4,735 3,976,473
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 5,820 5,435,890
PRET LLC
(a)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 23,921 22,256,007
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(b)
.............. 12,492 11,595,319
Progress Residential
(a)
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,319,368
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 10,437,893
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,044,317
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 872,962
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,159,284
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 7,901,712
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,734 1,380,482
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 7,000 5,762,644
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 9,362,715
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,659,827
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,518,261
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,088,288
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,335,697
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,334,620
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,065,423
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 3,816,048
Security
Par (000)
Par (000) Value
United States (continued)
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(a)(e)
.......... USD 10,803 $ 10,377,309
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 3.06%, 07/25/34
(b)
..... 2,820 2,242,935
RASC Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 3.56%, 11/25/36
(b)
...... 2,633 2,132,757
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 8,554,061
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,020,907
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,333,555
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 1,939,656
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 444,064
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,049,504
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 8,970 8,106,866
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,501,192
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 981,547
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,046,824
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 8,663,093
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 8,533,494
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,194,463
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 26,760 24,056,769
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,233,260
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,780,466
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,269,727
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
3.38%, 08/25/36
(b)
........... 91 90,604
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 3.37%, 01/25/47
(b)
3,224 2,747,161
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
4.09%, 10/25/35
(b)
........... 570 473,152
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
12,925 11,680,278
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,820 18,156,536
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
3.40%, 07/25/36 .......... 2,388 539,554
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
3.29%, 10/25/36 .......... 4,623 3,499,047

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Signal Peak CLO 1 Ltd., Series 2014-
1A, Class BR3, (LIBOR USD 3
Month + 1.80%), 4.54%, 04/17/34
(a)(b)
USD 1,000 $ 935,694
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (LIBOR
USD 3 Month + 0.98%), 3.69%,
04/20/29 ............... 1,733 1,704,017
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 4.21%,
04/20/29 ............... 23,708 22,776,961
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 4.61%,
04/20/29 ............... 14,000 13,176,292
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 7.57%,
10/15/41
(a)(b)
............... 25,278 27,246,750
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 9,773,794
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 5,828,680
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 4,825,087
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,453,704
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 25,580 21,569,714
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 10,640 9,513,259
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 5,800 5,166,488
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 1,330 1,181,232
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 637 564,411
SoFi RR Funding IV Trust, Series 2021-
1, Class A, 2.98%, 12/31/25
(a)(c)(e)
. 2,717 2,674,699
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 3.88%,
01/25/35
(b)
................ 107 95,226
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 10,988 10,043,776
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 17,398,514
STAR Trust, Series 2021-SFR1, Class
F, (LIBOR USD 1 Month + 2.40%),
5.39%, 04/17/38
(a)(b)
.......... 1,870 1,787,418
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
16,628 15,113,519
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,223,691
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,532,687
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,049,748
Upstart Pass-Through Trust
(a)
Series 2020-ST6, Class A, 3.00%,
01/20/27 ............... 1,924 1,835,316
Series 2021-ST2, Class A, 2.50%,
04/20/27 ............... 5,303 5,066,468
Series 2021-ST3, Class A, 2.00%,
05/20/27 ............... 3,253 3,072,242
Security
Par (000)
Par (000) Value
United States (continued)
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a)(e)
... USD 25,538 $ 23,532,418
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
3.26%, 09/25/36 .......... 13,086 4,165,360
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 3.24%,
10/25/36 ............... 3,980 3,164,094
Woodmont Trust, Series 2017-2A,
Class A1R, (LIBOR USD 3 Month +
1.67%), 4.38%, 04/20/33
(a)(b)
.... 14,000 13,304,889
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 3.48%, 06/25/37
(a)(b)
.... 5,668 1,922,874
2,412,298,735
Total Asset-Backed Securities — 11.8%
(Cost: $5,209,784,578) ........................... 4,718,634,658
Shares
Shares
Common Stocks
Australia — 0.0%
Glencore plc ................. 255,000 1,340,029
Brazil — 0.0%
MercadoLibre, Inc.
(g)
............ 986 816,191
Canada — 0.0%
CTC Triangle BV
(c)(g)
............ 1,393,669 382,442
Hydro One Ltd.
(a)(d)
............. 30,351 742,214
Northern Graphite Corp.
(g)(h)
....... 435,208 157,530
Restaurant Brands International, Inc. 29,485 1,568,435
2,850,621
France — 0.0%
BNP Paribas SA .............. 28,948 1,222,742
Hermes International ........... 649 763,302
LVMH Moet Hennessy Louis Vuitton SE 4,250 2,505,693
Pernod Ricard SA ............. 4,514 828,112
Societe Generale SA ........... 112,073 2,216,367
TotalEnergies SE .............. 16,285 764,004
8,300,220
Germany — 0.1%
Commerzbank AG
(g)
............ 125,000 889,876
Deutsche Telekom AG (Registered) . 44,187 752,137
Fresenius SE & Co. KGaA ........ 740,874 15,791,880
Mercedes-Benz Group AG ........ 149,043 7,536,661
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 3,487 839,393
RWE AG ................... 21,776 800,399
26,610,346
Israel — 0.0%
Taboola.com, Ltd.
(g)
............ 430,575 779,341
Italy — 0.0%
Enel SpA ................... 1,056,039 4,331,054
Ferrari NV .................. 4,286 793,707
5,124,761

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Netherlands — 0.0%
Climate Transition Capital Acquisition I
BV
(g)(h)
................... 310,735 $ 2,999,678
Shell plc .................... 202,129 5,041,729
8,041,407
United Kingdom — 0.1%
Alphawave IP Group plc
(g)
........ 1,758,129 2,705,068
AstraZeneca plc .............. 6,677 733,999
BAE Systems plc .............. 91,523 804,160
Barclays plc ................. 432,082 687,501
BP plc, ADR ................. 44,698 1,276,128
Exscientia plc
(g)
............... 1,544,549 12,680,747
Exscientia plc, ADR
(g)
........... 10,651 87,445
Genius Sports Ltd.
(g)(h)
........... 1,196,795 4,392,237
Hedosophia European Growth
(g)
.... 444,510 4,291,074
NEW Look Retailers
(c)(g)
.......... 2,172,402 24
27,658,383
United States — 1.2%
Abbott Laboratories ............ 25,000 2,419,000
Activision Blizzard, Inc. .......... 57,444 4,270,387
Adobe, Inc.
(g)
................. 5,000 1,376,000
Aiven, Inc.
(c)(g)
................ 169,258 18,946,741
Alcoa Corp. .................. 131,748 4,434,638
Align Technology, Inc.
(g)
.......... 6,500 1,346,215
Alphabet, Inc., Class A
(g)
......... 6,580 629,377
Alphabet, Inc., Class C
(g)
......... 37,000 3,557,550
AltC Acquisition Corp., Class A
(g)
.... 499,729 4,877,355
Altus Power, Inc.
(g)
............. 685,400 7,546,254
Archer-Daniels-Midland Co. ....... 87,359 7,028,032
Astra Space, Inc.
(g)
............. 1,048,175 640,435
Booking Holdings, Inc.
(g)
......... 1,200 1,971,852
Bunge Ltd. .................. 78,949 6,518,819
Caesars Entertainment, Inc.
(g)
..... 50,447 1,627,420
California Resources Corp. ....... 725,054 27,863,825
Cano Health, Inc.
(g)
............. 915,804 7,940,021
Capri Holdings Ltd.
(g)
........... 79,233 3,045,717
CareMax Corp.
(g)
.............. 615,525 4,364,072
Carlson Travel, Inc.
(g)
........... 17,611 149,694
Caterpillar, Inc. ............... 4,985 817,939
Century Communities, Inc. ....... 71,488 3,058,257
CF Industries Holdings, Inc. ....... 47,716 4,592,665
CH Robinson Worldwide, Inc. ..... 8,499 818,539
Chesapeake Energy Corp. ....... 140,934 13,277,392
Chubb Ltd. .................. 22,000 4,001,360
ConocoPhillips ............... 8,024 821,176
Crowdstrike Holdings, Inc., Class A
(g)
. 18,812 3,100,406
Crown PropTech Acquisitions
(c)(g)
... 229,536 140,017
Crown PropTech Acquisitions
(g)
..... 598,800 5,928,120
Datadog, Inc., Class A
(g)
......... 66,298 5,885,936
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 04/1/21, cost
$24,367,702)
(g)(i)(j)
............ 37,491,500 24,443,708
Devon Energy Corp. ............ 107,359 6,455,497
DiamondRock Hospitality Co. ...... 769,114 5,776,046
Domino's Pizza, Inc. ............ 18,303 5,677,591
Dynatrace, Inc.
(g)
.............. 251,099 8,740,756
Eaton Corp. plc ............... 6,145 819,497
Edison International ............ 14,560 823,805
Element Solutions, Inc. .......... 302,555 4,922,570
Eli Lilly & Co. ................ 16,301 5,270,928
Energy Transfer LP ............ 423,813 4,674,657
EQT Corp. .................. 264,917 10,795,368
Excelerate Energy, Inc., Class A .... 839,649 19,647,787
Exxon Mobil Corp. ............. 60,361 5,270,119
Security
Shares
Shares Value
United States (continued)
Fanatics Holdings Inc., Class
A (Acquired 12/15/21, cost
$27,387,008)
(c)(g)(j)
........... 403,700 $ 25,283,731
Forestar Group, Inc.
(g)
........... 118,660 1,327,805
Freeport-McMoRan, Inc. ......... 103,954 2,841,063
Generac Holdings, Inc.
(g)
......... 16,091 2,866,451
General Motors Co. ............ 156,744 5,029,915
Green Plains, Inc.
(g)
............ 308,129 8,957,310
Halliburton Co. ............... 181,122 4,459,224
HCA Healthcare, Inc. ........... 19,543 3,591,808
Healthpeak Properties, Inc. ....... 36,397 834,219
Home Depot, Inc. (The) ......... 2,962 817,334
Humana, Inc. ................ 5,691 2,761,216
Informatica, Inc., Class A
(g)(h)
...... 638,675 12,818,207
Intuit, Inc. ................... 19,735 7,643,760
Keysight Technologies, Inc.
(g)
...... 30,000 4,720,800
Kinder Morgan, Inc. ............ 49,532 824,212
Kins Technology
(c)(g)
............ 299,400 209,580
KLA Corp. ................... 5,134 1,553,702
Latch, Inc.
(g)
................. 715,325 682,134
Lions Gate Entertainment Corp., Class
A
(g)(h)
.................... 829,390 6,162,368
McDonald's Corp. ............. 26,136 6,030,621
Mr Cooper Group, Inc.
(g)
......... 112,359 4,550,539
NetApp, Inc. ................. 13,206 816,791
New Look Builders, Inc.
(c)(g)
....... 8,689,610 87
Northrop Grumman Corp. ........ 6,034 2,837,911
Nucor Corp. ................. 7,655 819,008
Offerpad Solutions, Inc.
(g)
........ 1,076,500 1,302,565
Opendoor Technologies, Inc.
(g)
..... 1,367,000 4,251,370
Otis Worldwide Corp. ........... 23,500 1,499,300
Park Hotels & Resorts, Inc. ....... 362,883 4,086,063
Pivotal Investment Corp. III
(g)
...... 272,602 2,685,130
Planet Labs PBC
(g)
............. 877,200 4,763,196
Playstudios, Inc.
(g)
............. 1,145,983 3,999,481
Proof Acquisition Corp. I
(c)(g)
....... 178,596 200,028
Raymond James Financial, Inc. .... 35,420 3,500,204
Rocket Lab USA, Inc.
(g)
.......... 639,711 2,603,624
Salesforce, Inc.
(g)
.............. 31,200 4,487,808
Sarcos Technology & Robotics
(g)
.... 5,001,793 11,103,980
Sarcos Technology & Robotics Corp.
(c)(g)
120,943 157,226
Sarcos Technology & Robotics Corp.
(g)(h)
443,506 984,583
SBA Communications Corp. ...... 2,896 824,346
Schlumberger NV ............. 89,003 3,195,208
Seagen, Inc.
(g)
................ 11,413 1,561,641
Sempra Energy ............... 5,546 831,567
Service Properties Trust ......... 766,304 3,977,118
ServiceNow, Inc.
(g)
............. 5,700 2,152,377
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(c)(g)(j)
.......... 40,613 375,670
Sonder Holdings, Inc.
(g)
.......... 1,202,324 1,995,858
Starwood Property Trust, Inc. ...... 176,995 3,224,849
Sunstone Hotel Investors, Inc. ..... 331,117 3,119,122
Symbotic Corp., Class A
(g)
........ 354,336 3,862,262
Taylor Morrison Home Corp.
(g)
..... 173,738 4,051,570
Tesla, Inc.
(g)
.................. 5,834 1,547,468
Tishman Speyer Innovation Corp. II,
Class A
(g)
................. 175,279 1,726,498
Toast, Inc., Class A
(g)
........... 136,088 2,275,391
TPB Acquisition Corp. I, Class A
(g)
... 443,988 4,408,801
United Rentals, Inc.
(g)
........... 17,470 4,718,996
Valero Energy Corp. ............ 31,235 3,337,460
Vantage Drilling Co.
(c)(g)
.......... 1,556,671 156
Walt Disney Co. (The)
(g)
......... 65,458 6,174,653
Williams Cos., Inc. (The) ......... 28,923 828,065

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United States (continued)
WillScot Mobile Mini Holdings Corp.
(g)
154,610 $ 6,235,421
Xenia Hotels & Resorts, Inc. ...... 423,967 5,846,505
XPO Logistics, Inc.
(g)
........... 20,000 890,400
477,539,296
Total Common Stocks — 1.4%
(Cost: $697,667,254) ............................. 559,060,595
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.1%
(a)
Generacion Mediterranea SA, 9.88%
,
12/01/27 ................. USD 19,021 11,957,320
Genneia SA, 8.75%
,
09/02/27 ..... 3,550 3,291,072
15,248,392
Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.
(a)
4.50%, 09/15/27 ............ 261 229,680
6.13%, 04/15/32 ............ 14,256 12,249,468
National Australia Bank Ltd., 3.38%
,
01/14/26 ................. 1,224 1,165,703
Oafit, 0.00%
,
03/28/26
(c)
......... AUD 19,039 11,873,839
Oceana Australian Fixed Income Trust
(c)
10.00%, 08/31/23 ........... 11,165 7,168,831
10.25%, 08/31/25 ........... 20,716 13,698,210
46,385,731
Austria — 0.1%
ams-OSRAM AG
(d)
0.00%, 03/05/25
(k)(l)
.......... EUR 17,200 13,372,378
6.00%, 07/31/25 ............ 5,185 4,484,476
2.13%, 11/03/27
(l)
........... 7,000 4,508,075
BAWAG Group AG, (EUR Swap Annual
5 Year + 2.30%), 2.38%
,
03/26/29
(b)
(d)
...................... 6,000 5,539,360
Erste Group Bank AG, (EUR Swap
Annual 5 Year + 6.20%), 6.50%
(b)(d)(m)
1,000 907,772
Lenzing AG
(EUR Swap Annual 5 Year +
11.21%), 5.75%
(b)(d)(m)
....... 16,700 14,981,055
43,793,116
Belgium — 0.3%
Anheuser-Busch InBev SA/NV
(d)
4.00%, 09/24/25 ............ GBP 4,900 5,116,393
2.70%, 03/31/26 ............ EUR 4,000 3,830,678
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 ............ USD 33,653 30,040,959
4.60%, 04/15/48 ............ 1,341 1,110,531
Eliott Capital SARL, 0.00%
,
12/30/22
(d)(k)
(l)
....................... EUR 6,000 5,827,334
House of Finance NV (The), 4.38%
,
07/15/26
(d)
................ 2,400 2,352,666
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(d)
.......... GBP 4,900 4,365,748
Solvay Finance SACA
(b)(d)(m)
(EUR Swap Annual 5 Year +
3.70%), 5.43% ........... EUR 4,172 4,027,437
(EUR Swap Annual 5 Year +
5.22%), 5.87% ........... 16,506 15,987,438
Security
Par (000)
Par (000) Value
Belgium (continued)
Solvay SA
(b)(d)(m)
(EUR Swap Annual 5 Year +
3.92%), 4.25% ........... EUR 34,700 $ 32,749,449
(EUR Swap Annual 5 Year +
2.98%), 2.50% ........... 12,400 10,169,337
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 3,000 2,601,810
118,179,780
Brazil — 0.2%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
7,540 3,129,100
Azul Investments LLP
(a)
5.88%, 10/26/24 ............ 4,427 3,220,642
7.25%, 06/15/26 ............ 5,470 3,282,000
Braskem Netherlands Finance BV
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)
... 3,116 3,070,818
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(d)
... 2,967 2,923,978
BRF GmbH, 4.35%
,
09/29/26
(a)
.... 10,946 9,713,207
CSN Resources SA, 5.88%
,
04/08/32
(a)
5,000 3,612,500
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 4,000 3,754,500
GOL Equity Finance SA, 3.75%
,
07/15/24
(a)(l)
................ 2,589 1,225,891
Gol Finance SA, 7.00%
,
01/31/25
(a)
.. 9,351 4,335,357
GUSAP III LP, 4.25%
,
01/21/30
(d)
... 8,000 6,974,000
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 7,040 5,121,600
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 11,470 8,487,800
Movida Europe SA, 5.25%
,
02/08/31
(d)
3,000 2,113,688
Odebrecht Offshore Drilling Finance
Ltd., 7.72%
,
(7.72% Cash or 7.72%
PIK), 12/01/26
(a)(n)
........... 4 786
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(n)
............. 5,000 1,434,375
Simpar Europe SA, 5.20%
,
01/26/31
(a)
10,925 7,636,575
Suzano Austria GmbH
5.75%, 07/14/26
(a)
........... 3,000 2,911,875
5.00%, 01/15/30 ............ 5,000 4,323,375
3.75%, 01/15/31 ............ 2,625 2,047,500
Series DM3N, 3.13%, 01/15/32 .. 8,865 6,344,016
85,663,583
Canada — 0.4%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
327 284,559
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
6,719 6,532,855
ARI FCP Investments LP, 5.91%
,
01/30/25
(b)(c)
............... 2,906 2,819,281
Brookfield Residential Properties, Inc.
(a)
6.25%, 09/15/27 ............ 3,900 3,273,777
5.00%, 06/15/29 ............ 2,892 2,140,861
Canadian National Railway Co., 2.75%
,
03/01/26 ................. 15,000 14,016,446
Canadian Natural Resources Ltd.,
3.80%
,
04/15/24 ............ 421 411,503
Hammerhead Resources, Inc., Series
AI, 12.00%
,
07/10/22
(c)
........ 14,151 14,150,692
Mattamy Group Corp.
(a)
5.25%, 12/15/27 ............ 6,447 5,343,773
4.63%, 03/01/30 ............ 7,171 5,476,457

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Canada (continued)
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ USD 6,144 $ 5,773,025
Rogers Communications, Inc.
4.10%, 10/01/23 ............ 8,254 8,189,326
2.95%, 03/15/25
(a)
........... 24,833 23,640,256
4.50%, 03/15/42
(a)
........... 298 240,161
Royal Bank of Canada
3.97%, 07/26/24 ............ 7,497 7,364,146
0.65%, 07/29/24 ............ 1,378 1,279,900
0.75%, 10/07/24 ............ 3,560 3,268,202
1.20%, 04/27/26 ............ 673 585,876
Thomson Reuters Corp.
4.30%, 11/23/23 ............ 3,620 3,592,439
3.35%, 05/15/26 ............ 763 714,856
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 15,000 14,471,832
Series FXD, 1.95%, 01/12/27 ... 15,000 13,050,311
2.80%, 03/10/27 ............ 1,414 1,274,022
2.88%, 04/05/27
(d)
........... GBP 4,900 4,643,307
2.00%, 09/10/31 ............ USD 2,751 2,053,203
144,591,066
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(6.00%
Cash or 14.00% PIK),
(b)(d)(m)(n)
.... 3,340 93,050
Chile — 0.1%
(a)
Kenbourne Invest SA
6.88%, 11/26/24 ............ 12,384 11,496,222
4.70%, 01/22/28 ............ 4,435 3,353,414
VTR Comunicaciones SpA, 5.13%
,
01/15/28 ................. 5,000 3,379,063
18,228,699
China — 0.2%
Agile Group Holdings Ltd.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(b)(m)
........ 700 147,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.29%), 7.88%
(b)(m)
........ 901 175,695
5.75%, 01/02/25 ............ 701 207,365
Central China Real Estate Ltd.
(d)
7.25%, 04/24/23 ............ 400 162,200
7.90%, 11/07/23 ............ 200 52,000
China Aoyuan Group Ltd.
(d)(g)(o)
7.95%, 02/19/23 ............ 11,988 762,736
6.35%, 02/08/24 ............ 3,576 223,500
5.98%, 08/18/25 ............ 3,500 218,313
6.20%, 03/24/26 ............ 2,804 175,250
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(c)(d)(g)(o)
.. CNY 2,990 —
China Evergrande Group, 10.00%
,
04/11/23
(d)(g)(o)
.............. USD 4,707 289,186
China SCE Group Holdings Ltd.
(d)
7.38%, 04/09/24 ............ 1,349 308,415
7.00%, 05/02/25 ............ 1,083 173,280
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 ............ 200 43,250
6.00%, 07/16/25 ............ 1,000 220,000
5.25%, 05/13/26 ............ 702 147,420
4.45%, 08/17/26 ............ 1,618 388,320
Country Garden Holdings Co. Ltd.,
2.70%
,
07/12/26
(d)
........... 1,670 534,400
Security
Par (000)
Par (000) Value
China (continued)
Easy Tactic Ltd.
(n)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/25 ............... USD 799 $ 154,646
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28 ............... 750 81,206
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(g)(l)(o)
... EUR 13,600 9,385,070
Fantasia Holdings Group Co. Ltd.
(d)(g)(o)
6.95%, 12/17/21 ............ USD 3,180 281,827
7.95%, 07/05/22 ............ 5,938 504,730
11.75%, 04/17/23 ........... 10,350 879,750
11.88%, 06/01/23 ........... 3,142 267,070
9.88%, 10/19/23 ............ 3,695 314,075
Fortune Star BVI Ltd., 5.95%
,
10/19/25
(d)
................ 2,561 1,024,400
Greenland Global Investment Ltd.,
6.13%
,
04/22/23
(d)
........... 853 426,500
Hilong Holding Ltd., 9.75%
,
11/18/24
(d)
4,056 1,703,520
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(d)(g)(o)
.............. 2,542 127,100
Knight Castle Investments Ltd., 7.99%
,
01/23/23
(d)(g)(o)
.............. 6,000 4,200,000
KWG Group Holdings Ltd.
(d)
7.88%, 09/01/23 ............ 1,099 269,255
7.40%, 03/05/24 ............ 703 154,660
5.88%, 11/10/24 ............ 1,014 192,660
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(d)(g)(o)
.............. 6,833 1,059,115
New Metro Global Ltd.
(d)
6.80%, 08/05/23 ............ 550 374,000
4.50%, 05/02/26 ............ 853 269,122
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(d)(g)(o)
.............. HKD 8,000 101,915
NXP BV
3.88%, 06/18/26 ............ USD 17,425 16,292,375
4.30%, 06/18/29 ............ 5,475 4,925,789
3.25%, 11/30/51 ............ 6,848 4,091,602
Pearl Holding III Ltd., 9.00%
,
10/22/25
(d)
2,660 950,950
Powerlong Real Estate Holdings Ltd.,
7.13%
,
01/15/24
(d)
........... 960 153,600
Redsun Properties Group Ltd., 9.70%
,
04/16/23
(d)(g)(o)
.............. 4,244 275,860
RKPF Overseas Ltd., 5.20%
,
01/12/26
(d)
................ 2,318 857,660
Ronshine China Holdings Ltd.
(d)(g)(o)
7.35%, 12/15/23 ............ 464 25,520
7.10%, 01/25/25 ............ 4,000 220,000
Shimao Group Holdings Ltd.
(d)(g)(o)
4.60%, 07/13/30 ............ 5,169 607,358
3.45%, 01/11/31 ............ 2,103 247,102
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 ............ 300 247,500
6.15%, 08/24/24 ............ 560 420,000
5.50%, 03/03/25 ............ 1,109 731,940
5.50%, 06/29/26 ............ 315 185,909
Sinic Holdings Group Co. Ltd., 10.50%
,
06/18/22
(d)(g)(o)
.............. 2,919 29,190
Sunac China Holdings Ltd., 7.50%
,
02/01/24
(d)(g)(o)
.............. 2,133 277,290
Times China Holdings Ltd.
(d)
6.75%, 07/16/23 ............ 500 110,000
6.20%, 03/22/26 ............ 513 61,560
5.75%, 01/14/27 ............ 1,045 114,950

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
China (continued)
Yango Justice International Ltd.
(g)(o)
10.25%, 09/15/22 ........... USD 1,207 $ 57,559
8.25%, 11/25/23
(d)
........... 2,403 120,150
7.50%, 04/15/24
(d)
........... 2,633 131,650
7.88%, 09/04/24
(d)
........... 1,150 57,500
7.50%, 02/17/25
(d)
........... 2,628 131,400
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 1,165 966,950
Yuzhou Group Holdings Co. Ltd.
(d)(g)(o)
8.50%, 02/04/23 ............ 2,050 128,125
6.00%, 10/25/23 ............ 5,795 362,188
8.50%, 02/26/24 ............ 6,500 406,250
8.38%, 10/30/24 ............ 2,450 153,125
Zhenro Properties Group Ltd., 9.15%
,
05/06/23
(d)(g)(o)
.............. 1,255 50,200
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%
,
03/08/26
(d)
........ 1,991 1,622,665
ZTO Express Cayman, Inc., 1.50%
,
09/01/27
(a)(l)
................ 16,327 15,576,328
76,589,196
Colombia — 0.2%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ 30,111 22,790,043
Colombia Telecomunicaciones SA ESP,
4.95%
,
07/17/30
(d)
........... 6,000 4,452,375
Frontera Energy Corp., 7.88%
,
06/21/28
(a)
................ 8,715 6,220,331
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 3,325 2,605,553
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 17,516 12,600,572
Millicom International Cellular SA,
6.63%
,
10/15/26
(a)
........... 5,400 4,925,138
Oleoducto Central SA, 4.00%
,
07/14/27
(d)
................ 6,000 4,643,625
Promigas SA ESP
3.75%, 10/16/29
(d)
........... 5,000 3,872,813
3.75%, 10/16/29
(a)
........... 7,620 5,902,166
Transportadora de Gas Internacional
SA ESP, 5.55%
,
11/01/28
(d)
..... 9,000 8,014,500
76,027,116
Cyprus — 0.1%
ASG Finance DAC, 7.88%
,
12/03/24
(a)
13,214 12,322,055
Bank of Cyprus PCL, (EUR Swap
Annual 1 Year + 2.79%), 2.50%
,
06/24/27
(b)(d)
............... EUR 5,397 4,202,373
16,524,428
Czech Republic — 0.0%
CPI Property Group SA, 1.75%
,
01/14/30
(d)
................ 3,100 2,090,585
Denmark — 0.0%
(d)
Danske Bank A/S, (EUR Swap Annual 5
Year + 1.90%), 1.50%
,
09/02/30
(b)
9,500 8,125,251
Nassa Topco A/S, 2.88%
,
04/06/24 .. 3,200 2,972,296
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.13%
(b)(m)
1,200 995,241
12,092,788
Security
Par (000)
Par (000) Value
Finland — 0.0%
(d)
Citycon OYJ, (EUR Swap Annual 5 Year
+ 4.71%), 4.50%
(b)(m)
.......... EUR 767 $ 542,350
OP Corporate Bank plc, 2.88%
,
12/15/25 ................. 14,900 14,281,397
14,823,747
France — 1.1%
ABEILLE VIE SA d'Assurances Vie
et de Capitalisation SA, 6.25%
,
09/09/33
(d)
................ 20,000 18,240,847
Accor SA, 0.70%
,
12/07/27
(d)(l)
..... 2,684 993,338
Air France-KLM, 3.88%
,
07/01/26
(d)
.. 5,100 4,059,543
Altice France SA
(d)
2.50%, 01/15/25 ............ 14,890 12,917,441
2.13%, 02/15/25 ............ 10,093 8,641,835
5.88%, 02/01/27 ............ 13,541 11,448,105
4.13%, 01/15/29 ............ 7,905 5,887,945
4.25%, 10/15/29 ............ 1,538 1,137,572
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(b)(d)(m)
........ 2,300 1,882,186
AXA SA, (EURIBOR 3 Month + 3.60%),
4.25%
,
03/10/43
(b)(d)
.......... 8,675 7,370,564
Banque Federative du Credit Mutuel
SA, (EUR Swap Annual 5 Year +
2.20%), 3.88%
,
06/16/32
(b)(d)
.... 15,300 13,611,498
BNP Paribas SA
(LIBOR USD 6 Month + 0.08%),
4.24%
(b)(m)
............... USD 1,090 772,265
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)(b)(m)
............. 3,600 3,294,720
(USD Swap Semi 5 Year + 5.15%),
7.38%
(b)(d)(m)
............. 3,400 3,216,003
3.38%, 01/23/26
(d)
........... GBP 4,900 4,847,543
1.13%, 06/11/26
(d)
........... EUR 9,000 7,921,117
1.88%, 12/14/27
(d)
........... GBP 4,900 4,223,510
(EUR Swap Annual 5 Year +
4.65%), 6.88%
(b)(d)(m)
........ EUR 5,400 4,907,194
Series TMO, (BFRTMO - 0.25%),
0.00%
(b)(m)
............... 2,563 1,858,975
CAB SELAS, 3.38%
,
02/01/28
(d)
.... 3,783 2,824,396
Casino Guichard Perrachon SA
(EURIBOR Swap Rate 10 Year +
1.00%), 3.02%
(b)(m)
......... 11,374 2,243,352
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(d)(m)
........ 11,400 3,667,955
5.25%, 04/15/27
(d)
........... 3,900 1,844,209
CGG SA, 7.75%
,
04/01/27
(d)
...... 748 619,113
Chrome Bidco SASU, 3.50%
,
05/31/28
(d)
................ 8,076 6,262,668
CMA CGM SA, 7.50%
,
01/15/26
(d)
... 10,258 10,211,693
Danone SA, 2.59%
,
11/02/23
(a)
..... USD 7,150 6,988,966
Faurecia SE
(d)
3.13%, 06/15/26 ............ EUR 2,888 2,374,126
2.75%, 02/15/27 ............ 7,652 5,755,746
3.75%, 06/15/28 ............ 2,011 1,490,478
Goldstory SASU
(d)
5.38%, 03/01/26 ............ 13,502 11,247,740
(EURIBOR 3 Month + 5.50%),
6.12%, 03/01/26
(b)
......... 2,350 2,082,594
Holding d'Infrastructures des Metiers de
l'Environnement, 0.63%
,
09/16/28
(d)
35,043 26,583,546
Iliad Holding SASU
(d)
5.13%, 10/15/26 ............ 4,419 3,908,584
5.63%, 10/15/28 ............ 300 251,780
IPD 3 BV, 5.50%
,
12/01/25
(d)
...... 1,178 1,037,606

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
France (continued)
Korian SA
(d)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(m)
............... GBP 6,200 $ 5,192,373
(EURIBOR 6 Month + 9.00%),
1.88%
(b)(l)(m)
.............. EUR 9,608 3,107,256
0.88%, 03/06/27
(l)
........... 5,441 2,357,491
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ 7,640 7,083,926
5.13%, 05/15/25 ............ 3,700 3,440,343
6.63%, 05/15/25 ............ GBP 3,071 3,264,337
La Poste SA, (EUR Swap Annual 5
Year + 2.44%), 3.13%
(b)(d)(m)
..... EUR 7,600 6,670,024
Lion/Polaris Lux 4 SA, (EURIBOR 3
Month + 4.00%), 5.00%
,
07/01/26
(b)
(d)
...................... 1,331 1,185,152
Loxam SAS
(d)
4.25%, 04/15/24 ............ 826 778,419
3.25%, 01/14/25 ............ 2,277 2,008,416
3.75%, 07/15/26 ............ 5,481 4,533,171
4.50%, 02/15/27 ............ 1,457 1,206,578
5.75%, 07/15/27 ............ 828 624,841
Novafives SAS, 5.00%
,
06/15/25
(d)
.. 2,247 1,381,379
Orano SA, 2.75%
,
03/08/28
(d)
...... 6,300 5,337,603
Paprec Holding SA, 3.50%
,
07/01/28
(d)
4,265 3,183,004
Picard Bondco SA, 5.38%
,
07/01/27
(d)
3,000 2,195,704
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
12,862 10,525,512
Quatrim SASU, 5.88%
,
01/15/24
(d)
.. 4,669 4,267,807
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.63%
,
02/18/30
(b)(d)
3,000 2,491,395
Renault SA, 2.38%
,
05/25/26
(d)
..... 1,800 1,470,591
Societe Generale SA
(USD Swap Semi 5 Year + 4.30%),
7.38%
(b)(d)(m)
............. USD 6,273 5,714,138
(USD Swap Semi 5 Year + 4.98%),
7.88%
(a)(b)(m)
............. 3,500 3,355,625
1.88%, 10/03/24
(d)
........... GBP 4,900 4,971,092
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)(b)(m)
............. USD 5,400 5,148,522
(EUR Swap Annual 5 Year +
1.55%), 1.00%, 11/24/30
(b)
... EUR 4,500 3,742,049
(EUR Swap Annual 5 Year +
1.60%), 1.13%, 06/30/31
(b)(d)
.. 34,000 27,476,741
Suez SA, (EUR Swap Annual 5 Year +
2.50%), 2.88%
(b)(d)(m)
.......... 11,500 10,612,035
TDF Infrastructure SASU, 1.75%
,
12/01/29
(d)
................ 6,200 4,654,308
Teleperformance, 3.75%
,
06/24/29
(d)
. 27,200 25,474,268
Tereos Finance Groupe I SA, 7.50%
,
10/30/25
(d)
................ 3,756 3,647,938
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(d)
........... GBP 4,900 4,663,343
TotalEnergies SE
(d)
Series FP, 0.50%, 12/02/22
(l)
.... USD 6,400 6,363,072
(EUR Swap Annual 5 Year +
1.77%), 1.75%
(b)(m)
......... EUR 7,278 6,556,578
(EUR Swap Annual 5 Year +
2.15%), 2.63%
(b)(m)
......... 10,324 9,252,418
Series NC7, (EUR Swap Annual 5
Year + 1.99%), 1.63%
(b)(m)
.... 6,713 5,118,389
Vallourec SA, 8.50%
,
06/30/26
(d)
.... 7,007 6,402,806
Verallia SA, 1.88%
,
11/10/31
(d)
..... 17,700 11,839,249
423,924,646
Security
Par (000)
Par (000) Value
Germany — 1.5%
ADLER Group SA
(d)
2.00%, 11/23/23
(e)(l)
.......... EUR 4,100 $ 2,451,105
3.25%, 08/05/25 ............ 17,900 9,648,592
2.75%, 11/13/26 ............ 8,700 4,263,218
2.25%, 04/27/27 ............ 2,800 1,370,819
2.25%, 01/14/29 ............ 1,000 472,188
ADLER Real Estate AG
(d)
2.13%, 02/06/24 ............ 1,700 1,295,381
3.00%, 04/27/26 ............ 3,200 2,162,056
Allianz SE, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.17%), 3.20%
(b)(d)(m)
..... USD 8,800 5,679,085
Aroundtown SA
(d)
(GBP Swap 5 Year + 4.38%),
4.75%
(b)(m)
............... GBP 6,200 4,638,149
(EUR Swap Annual 5 Year +
3.98%), 3.38%
(b)(m)
......... EUR 4,400 2,802,943
2.00%, 11/02/26 ............ 2,000 1,672,553
0.38%, 04/15/27 ............ 6,200 4,596,643
1.45%, 07/09/28 ............ 6,200 4,557,391
AT Securities BV, (USD Swap Semi 5
Year + 3.55%), 5.25%
(b)(d)(m)
..... USD 6,250 5,286,000
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(b)(d)(m)
EUR 13,400 11,539,835
Bayer AG
(d)
0.05%, 01/12/25 ............ 4,400 3,992,253
(EUR Swap Annual 5 Year +
2.55%), 3.75%, 07/01/74
(b)
... 2,772 2,545,601
(EURIBOR Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79
(b)
... 40,500 34,396,712
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%
,
04/23/75
(b)(d)
.......... 30,300 28,953,127
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ 5,297 4,238,748
4.38%, 01/15/28 ............ 10,292 8,268,410
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.13%
(b)(d)(m)
.... 6,000 4,946,802
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... 9,300 6,596,138
Deutsche Bahn Finance GmbH, (EUR
Swap Annual 5 Year + 1.26%),
0.95%
(b)(d)(m)
................ 9,900 8,537,885
Deutsche Bank AG
(d)
2.63%, 12/16/24 ............ GBP 4,900 4,919,630
(Sterling Overnight Index Average +
1.94%), 4.00%, 06/24/26
(b)
... 4,900 4,912,245
(EURIBOR 3 Month + 1.93%),
3.25%, 05/24/28
(b)
......... EUR 12,700 11,209,091
(EURIBOR Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32
(b)
... 21,200 17,615,789
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ............ 2,600 2,446,205
2.00%, 07/14/24 ............ 5,300 4,863,182
2.88%, 05/16/27 ............ 3,300 2,521,355
3.75%, 02/11/28 ............ 1,900 1,464,918
3.50%, 07/14/29 ............ 7,200 5,167,570
DIC Asset AG, 2.25%
,
09/22/26
(d)
... 4,200 2,932,059
EnBW Energie Baden-Wuerttemberg
AG
(b)(d)
(EUR Swap Annual 5 Year +
1.42%), 1.13%, 11/05/79 ..... 900 755,602
(EUR Swap Annual 5 Year +
2.18%), 2.13%, 08/31/81 .... 38,800 23,270,583

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Germany (continued)
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ EUR 1,190 $ 997,152
4.13%, 05/15/28 ............ 3,348 2,717,365
HT Troplast GmbH, 9.25%
,
07/15/25
(d)
815 704,886
IHO Verwaltungs GmbH
(n)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26
(d)
.............. 2,828 2,279,625
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(d)
............. 2,941 2,207,612
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 400 340,000
LANXESS AG, (EUR Swap Annual 5
Year + 4.51%), 4.50%
,
12/06/76
(b)(d)
EUR 12,013 11,426,027
LEG Immobilien SE, 1.00%
,
11/19/32
(d)
3,100 1,954,336
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
........... 46,597 41,320,138
PCF GmbH
(d)
4.75%, 04/15/26 ............ 1,566 1,236,555
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(b)
......... 5,069 4,084,824
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ 2,900 2,657,406
ProGroup AG, 3.00%
,
03/31/26
(d)
... 8,506 6,827,434
Project Montelena, 10.25%
,
06/20/30
(j)
18,800 17,872,192
Renk AG, 5.75%
,
07/15/25
(d)
...... 3,039 2,721,845
RWE AG, 2.75%
,
05/24/30
(d)
...... 11,730 10,372,093
Schenck Process Holding GmbH,
5.38%
,
06/15/23
(d)
........... 800 763,459
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
4.29%
(b)(d)(m)
................ 4,736 3,651,296
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 4,671 4,103,022
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... 689 590,031
Tele Columbus AG, 3.88%
,
05/02/25
(d)
11,977 9,465,665
thyssenkrupp AG
(d)
1.88%, 03/06/23 ............ 4,040 3,881,006
2.88%, 02/22/24 ............ 11,148 10,248,210
2.50%, 02/25/25 ............ 200 176,409
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ 4,225 3,467,846
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(b)
......... 5,885 5,357,933
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 7,429,135
Vantage Towers AG, 0.75%
,
03/31/30
(d)
EUR 8,700 6,536,126
Volkswagen Financial Services NV
(d)
1.88%, 12/03/24 ............ GBP 2,700 2,715,073
4.25%, 10/09/25 ............ 2,100 2,160,542
Volkswagen Group of America Finance
LLC, 4.25%
,
11/13/23
(a)
........ USD 6,975 6,901,624
Volkswagen International Finance NV
(b)
(d)(m)
(EUR Swap Annual 5 Year +
2.54%), 2.70% ........... EUR 7,800 7,564,124
Series NC6, (EUR Swap Annual 6
Year + 2.97%), 3.38% ...... 34,700 31,810,835
(EUR Swap Annual 5 Year +
3.75%), 3.50% ........... 11,300 10,044,298
Volkswagen Leasing GmbH, 0.63%
,
07/19/29
(d)
................ 19,300 14,642,453
Vonovia Finance BV
(d)
2.13%, 03/22/30 ............ 3,000 2,382,856
Security
Par (000)
Par (000) Value
Germany (continued)
2.25%, 04/07/30 ............ EUR 1,200 $ 958,790
1.63%, 10/07/39 ............ 6,200 3,377,482
Vonovia SE, 1.38%
,
01/28/26
(d)
.... 1,200 1,065,437
Wintershall Dea Finance 2 BV, Series
NC5, (EUR Swap Annual 5 Year +
2.92%), 2.50%
(b)(d)(m)
.......... 43,200 31,618,985
Wintershall Dea Finance BV
(d)
0.84%, 09/25/25 ............ 20,700 18,328,322
1.33%, 09/25/28 ............ 15,300 12,203,099
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,300 1,060,292
2.50%, 10/23/27 ............ 1,900 1,423,032
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 7,900 6,852,205
2.00%, 05/06/27 ............ 1,800 1,362,611
2.75%, 05/25/27 ............ 3,100 2,409,865
2.25%, 05/03/28 ............ 1,900 1,366,673
3.75%, 09/21/28 ............ 10,600 8,079,742
580,707,831
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... USD 466 459,333
Hong Kong — 0.0%
Bank of East Asia Ltd. (The)
(b)(d)(m)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.88% ........... 1,876 1,697,780
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 2,898 2,492,280
Li & Fung Ltd., 4.38%
,
10/04/24
(d)
... 1,200 1,086,000
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(d)
........... 450 311,400
5.63%, 07/17/27
(d)
........... 200 134,537
5.38%, 12/04/29
(a)
........... 392 236,180
NWD MTN Ltd., 4.13%
,
07/18/29
(d)
.. 4,000 3,207,000
REXLot Holdings Ltd.
(d)(g)(l)(o)
6.00%, 04/28/17 ............ HKD 1,103 43,728
4.50%, 04/17/19 ............ 15,091 19,225
9,228,130
India — 0.1%
ABJA Investment Co. Pte. Ltd.
(d)
5.95%, 07/31/24 ............ USD 400 394,500
5.45%, 01/24/28 ............ 855 784,462
Adani Green Energy Ltd., 4.38%
,
09/08/24
(d)
................ 3,000 2,460,000
Azure Power Energy Ltd., 3.58%
,
08/19/26
(d)
................ 4,689 3,493,641
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 1,455 1,214,925
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(a)
........... 7,329 5,945,499
4.50%, 02/09/27
(d)
........... 860 697,762
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ 1,090 974,051
4.25%, 10/27/27 ............ 200 162,538
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
252 201,760
Greenko Mauritius Ltd., 6.25%
,
02/21/23
(d)
................ 200 195,500
Greenko Solar Mauritius Ltd., 5.55%
,
01/29/25
(d)
................ 200 175,500

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
India (continued)
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ USD 1,228 $ 979,330
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(d)(m)
.... 2,162 1,986,743
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 2,091 1,811,329
REC Ltd., 3.88%
,
07/07/27
(d)
...... 1,000 902,063
Shriram Transport Finance Co. Ltd.,
5.10%
,
07/16/23
(d)
........... 1,000 967,500
Summit Digitel Infrastructure Ltd.,
2.88%
,
08/12/31
(d)
........... 1,000 714,690
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ 799 669,562
UPL Corp. Ltd., 4.63%
,
06/16/30
(d)
.. 1,000 783,937
Vedanta Resources Finance II plc,
8.95%
,
03/11/25
(a)
........... 19,475 13,194,313
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ 5,000 2,824,150
Videocon Industries Ltd., 2.84%
,
12/31/20
(c)(d)(e)(g)(l)(o)
........... 735 —
41,533,755
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%
,
04/14/27
(a)
................ 5,835 5,280,675
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(d)
................ 1,706 1,373,439
Minejesa Capital BV, 4.63%
,
08/10/30
(d)
2,000 1,635,000
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(d)
........... 2,700 2,014,875
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(d)
... 2,468 2,232,551
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 ............ 2,643 2,040,561
6.75%, 10/31/26 ............ 200 125,662
14,702,763
Ireland — 0.0%
AerCap Ireland Capital DAC
4.88%, 01/16/24 ............ 647 636,501
3.15%, 02/15/24 ............ 208 199,764
Bank of Ireland Group plc, (EUR Swap
Annual 5 Year + 1.65%), 1.38%
,
08/11/31
(b)(d)
............... EUR 10,525 8,433,689
9,269,954
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 ............ 3,085 2,951,269
4.50%, 03/01/25 ............ 4,052 3,738,601
1.88%, 03/31/27
(d)
........... 2,710 2,097,857
3.75%, 05/09/27 ............ 4,876 4,018,011
1.63%, 10/15/28
(d)
........... 821 566,906
4.38%, 05/09/30 ............ 4,764 3,671,844
Teva Pharmaceutical Finance
Netherlands III BV, 4.10%
,
10/01/46 USD 2,489 1,482,977
18,527,465
Italy — 0.5%
ASTM SpA
(d)
1.50%, 01/25/30 ............ EUR 2,600 1,932,008
2.38%, 11/25/33 ............ 2,075 1,429,562
Security
Par (000)
Par (000) Value
Italy (continued)
Autostrade per l'Italia SpA, 2.25%
,
01/25/32
(d)
................ EUR 450 $ 309,848
Banco BPM SpA
(b)(d)
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 1,017 928,271
(EUR Swap Annual 5 Year +
3.80%), 3.25%, 01/14/31 .... 400 334,981
(EUR Swap Annual 5 Year +
3.17%), 2.88%, 06/29/31 .... 12,605 9,932,238
(EUR Swap Annual 5 Year +
3.40%), 3.38%, 01/19/32 .... 2,850 2,217,057
Cedacri Mergeco SpA, (EURIBOR 3
Month + 4.63%), 4.95%
,
05/15/28
(b)
(d)
...................... 2,393 2,175,228
Centurion Bidco SpA, 5.88%
,
09/30/26
(d)
................ 4,829 4,142,026
Diocle Spa, (EURIBOR 3 Month +
3.88%), 4.87%
,
06/30/26
(b)(d)
.... 1,765 1,707,989
doValue SpA
(d)
5.00%, 08/04/25 ............ 800 716,903
3.38%, 07/31/26 ............ 3,571 2,848,628
Enel Finance International NV, 3.88%
,
03/09/29
(d)
................ 18,880 17,674,579
Enel SpA
(b)(d)(m)
Series 63.5, (EUR Swap Annual 5
Year + 2.58%), 3.38% ...... 3,802 3,171,885
Series 6.5Y, (EUR Swap Annual 5
Year + 1.72%), 1.38% ...... 25,125 18,224,239
Eni SpA
(b)(d)(m)
Series NC5., (EUR Swap Annual 5
Year + 3.45%), 2.63% ...... 26,900 22,573,614
Series NC6, (EUR Swap Annual 5
Year + 2.20%), 2.00% ...... 8,266 6,278,348
Fabric BC SpA, (EURIBOR 3 Month +
4.13%), 4.71%
,
08/31/26
(b)(d)
.... 2,400 2,322,013
Gamma Bidco SpA
(d)
5.13%, 07/15/25 ............ 13,786 12,108,422
6.25%, 07/15/25 ............ 547 490,220
IMA Industria Macchine Automatiche
SpA, 3.75%
,
01/15/28
(d)
....... 1,984 1,532,027
Intesa Sanpaolo SpA
(d)
(EUR Swap Annual 5 Year +
6.07%), 5.88%
(b)(m)
......... 2,879 2,468,868
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(m)
......... 3,056 2,643,116
(EUR Swap Annual 5 Year +
5.56%), 6.38%
(b)(m)
......... 1,075 799,325
(EUR Swap Annual 5 Year +
5.75%), 5.88%, 03/04/29
(b)
... 1,100 1,078,055
5.15%, 06/10/30 ............ GBP 275 228,343
(EUR Swap Annual 5 Year +
6.09%), 5.88%
(b)(m)
......... EUR 6,075 4,227,201
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30
(d)
................ 12,750 8,589,732
Leather 2 SpA, (EURIBOR 3 Month +
4.50%), 5.69%
,
09/30/28
(b)(d)
.... 1,196 826,811
Nexi SpA, 0.00%
,
02/24/28
(d)(k)(l)
.... 12,400 8,464,294
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 5,841 5,008,913
Rossini SARL
(d)
(EURIBOR 3 Month + 3.88%),
4.14%, 10/30/25
(b)
......... 1,558 1,448,664
6.75%, 10/30/25 ............ 9,159 8,684,477
TeamSystem SpA, (EURIBOR 3 Month
+ 3.75%), 3.75%
,
02/15/28
(b)(d)
... 4,381 3,896,441

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Italy (continued)
Telecom Italia Capital SA
6.38%, 11/15/33 ............ USD 3,455 $ 2,686,021
7.20%, 07/18/36 ............ 6,500 5,093,920
Telecom Italia SpA
(d)
4.00%, 04/11/24 ............ EUR 4,677 4,420,890
2.75%, 04/15/25 ............ 1,975 1,780,674
3.00%, 09/30/25 ............ 600 537,312
2.88%, 01/28/26 ............ 1,100 962,371
1.63%, 01/18/29 ............ 10,587 7,315,575
UniCredit SpA
(b)(d)
(EUR Swap Annual 5 Year +
6.39%), 6.63%
(m)
.......... 7,700 7,032,733
(EUR Swap Annual 5 Year +
4.93%), 5.38%
(m)
.......... 5,100 3,879,895
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(m)
.......... 1,300 1,118,558
(EURIBOR Swap Rate 5 Year +
4.74%), 4.88%, 02/20/29 .... 800 761,499
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29 .... 4,600 3,971,751
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32 .... 15,300 11,926,056
Unipol Gruppo SpA, 3.25%
,
09/23/30
(d)
1,800 1,501,269
Verde Bidco SpA, 4.63%
,
10/01/26
(d)
. 309 234,698
214,637,548
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 8.00%
,
(8.00% Cash or 8.00% PIK),
04/01/25
(n)
................ USD 5,008 2,127,313
Digicel International Finance Ltd.
8.75%, 05/25/24 ............ 4,843 4,403,801
13.00%, (13.00% Cash or 13.00%
PIK), 12/31/25
(n)
.......... 2,847 2,217,664
8.00%, 12/31/26 ............ 1,933 1,179,427
9,928,205
Japan — 0.3%
East Japan Railway Co., 2.61%
,
09/08/25
(d)
................ EUR 4,430 4,259,495
Medipal Holdings Corp., 0.00%
,
10/07/22
(d)(k)(l)
............... JPY 850,000 5,867,132
Mitsubishi UFJ Financial Group, Inc.,
3.41%
,
03/07/24 ............ USD 205 200,194
Mizuho Financial Group, Inc., (US
Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
3.26%
,
05/22/30
(b)
........... 15,000 12,593,281
Nomura Holdings, Inc., 5.10%
,
07/03/25 ................. 10,166 10,003,249
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(d)(m)
EUR 6,361 3,976,893
SoftBank Group Corp.
(d)
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(m)
............... USD 12,783 11,888,190
2.13%, 07/06/24 ............ EUR 17,451 15,691,867
4.50%, 04/20/25 ............ 689 617,261
4.75%, 07/30/25 ............ 5,081 4,511,489
3.13%, 09/19/25 ............ 9,100 7,637,997
2.88%, 01/06/27 ............ 3,311 2,475,497
5.13%, 09/19/27 ............ USD 3,800 3,173,000
5.00%, 04/15/28 ............ EUR 14,808 11,428,657
4.00%, 09/19/29 ............ 14,690 10,193,030
Sumitomo Mitsui Financial Group, Inc.,
2.47%
,
01/14/29 ............ USD 10,164 8,338,348
Security
Par (000)
Par (000) Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ............ USD 15,285 $ 14,796,327
2.00%, 07/09/40 ............ EUR 685 480,241
3.18%, 07/09/50 ............ USD 3,973 2,635,685
130,767,833
Kuwait — 0.0%
Ahli United Sukuk Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.01%), 3.88%
(b)(d)
(m)
...................... 2,551 2,315,033
MEGlobal Canada ULC, 5.88%
,
05/18/30
(d)
................ 2,500 2,462,500
NBK Tier 1 Ltd., (USD Constant
Maturity 6 Year + 2.88%), 3.63%
(a)(b)
(m)
...................... 11,185 9,523,328
14,300,861
Luxembourg — 0.5%
Altice Financing SA
(d)
2.25%, 01/15/25 ............ EUR 18,430 15,862,331
3.00%, 01/15/28 ............ 22,128 16,305,681
4.25%, 08/15/29 ............ 10,743 8,134,245
Altice Finco SA, 4.75%
,
01/15/28
(d)
.. 2,500 1,780,006
Altice France Holding SA
8.00%, 05/15/27
(d)
........... 537 397,894
8.00%, 05/15/27
(a)
........... 920 681,680
10.50%, 05/15/27
(a)
.......... USD 1,767 1,384,013
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(d)
................ GBP 4,138 3,638,474
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(d)
................ EUR 1,723 1,415,238
Dragon Aviation Finance Luxembourg
SA, Series 1401, 4.00%
,
11/28/22
(d)
USD 1,756 1,751,109
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ............ EUR 17,134 12,951,806
7.75%, 11/01/25 ............ GBP 12,479 10,868,073
Herens Midco SARL, 5.25%
,
05/15/29
(d)
EUR 3,310 2,030,495
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(d)
................ 5,300 3,290,879
Matterhorn Telecom SA, 4.00%
,
11/15/27
(d)
................ 4,889 4,186,542
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25
(d)
................ 5,602 4,968,667
SES SA
(d)
(EUR Swap Annual 5 Year +
5.40%), 5.63%
(b)(m)
......... 8,300 7,799,277
(EUR Swap Annual 5 Year +
3.19%), 2.88%
(b)(m)
......... 37,866 27,561,132
3.50%, 01/14/29 ............ 23,200 20,452,803
Summer BC Holdco A SARL, 9.25%
,
10/31/27
(d)
................ 3,025 2,358,250
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(d)
................ 19,604 16,334,808
Vivion Investments SARL
(d)
3.00%, 08/08/24 ............ 13,400 11,863,555
3.50%, 11/01/25 ............ 1,700 1,474,125
177,491,083
Macau — 0.0%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(d)
................ USD 2,291 1,452,351
MGM China Holdings Ltd.
5.38%, 05/15/24
(a)
........... 327 284,490
5.88%, 05/15/26
(d)
........... 350 284,375
5.88%, 05/15/26
(a)
........... 327 265,687

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Macau (continued)
4.75%, 02/01/27
(d)
........... USD 1,966 $ 1,516,278
Sands China Ltd., 4.88%
,
06/18/30
(e)
. 2,450 1,898,750
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 3,100 1,472,500
Wynn Macau Ltd.
4.88%, 10/01/24
(d)
........... 200 161,000
4.88%, 10/01/24
(a)
........... 747 601,335
5.50%, 01/15/26
(d)
........... 1,700 1,278,230
5.50%, 10/01/27
(a)
........... 327 225,630
5.50%, 10/01/27
(d)
........... 200 138,000
5.13%, 12/15/29
(a)
........... 435 282,750
9,861,376
Malaysia — 0.0%
(d)
Cindai Capital Ltd., 0.00%
,
02/08/23
(k)(l)
10,000 9,800,064
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,198,672
10,998,736
Mexico — 0.3%
Alfa SAB de CV, 5.25%
,
03/25/24
(d)
.. 3,514 3,484,149
Axtel SAB de CV, 6.38%
,
11/14/24
(a)
. 10,148 7,105,503
Banco Mercantil del Norte SA
(b)(m)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75%
(d)
.......... 6,000 5,566,125
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88%
(a)
.......... 7,215 5,872,559
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88%
(d)
.......... 6,000 4,883,625
(US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.03%), 6.63%
(a)
.......... 6,555 5,138,710
(US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.03%), 6.63%
(d)
.......... 6,000 4,703,625
Braskem Idesa SAPI
6.99%, 02/20/32
(a)
........... 4,016 2,660,600
6.99%, 02/20/32
(d)
........... 4,000 2,650,000
Cemex SAB de CV, 3.13%
,
03/19/26
(d)
EUR 3,223 2,848,359
Fresnillo plc, 4.25%
,
10/02/50
(d)
.... USD 10,000 6,858,125
Gruma SAB de CV, 4.88%
,
12/01/24
(d)
1,483 1,455,472
Grupo Posadas SAB de CV, 2.00%
,
12/30/27
(d)(e)
............... 7,058 4,925,656
Grupo Televisa SAB, 6.63%
,
01/15/40 2,691 2,636,003
Industrias Penoles SAB de CV
5.65%, 09/12/49
(d)
........... 4,000 3,287,000
4.75%, 08/06/50
(d)
........... 3,400 2,417,825
4.75%, 08/06/50
(a)
........... 600 426,675
Metalsa S A P I de CV, 3.75%
,
05/04/31
(d)
................ 5,000 3,318,750
Mexico City Airport Trust, 4.25%
,
10/31/26
(d)
................ 10,000 8,800,000
Minera Mexico SA de CV, 4.50%
,
01/26/50
(d)
................ 6,000 4,140,000
Nemak SAB de CV, 3.63%
,
06/28/31
(d)
5,000 3,385,312
Orbia Advance Corp. SAB de CV
(d)
5.88%, 09/17/44 ............ 4,000 3,093,200
5.50%, 01/15/48 ............ 4,000 2,892,000
Trust Fibra Uno
(d)
5.25%, 01/30/26 ............ 1,114 1,008,379
Security
Par (000)
Par (000) Value
Mexico (continued)
6.39%, 01/15/50 ............ USD 2,510 $ 1,742,567
95,300,219
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 1,264 1,150,240
Netherlands — 0.5%
ABN AMRO Bank NV, 2.38%
,
06/01/27
(d)
................ EUR 17,100 15,542,698
Cooperatieve Rabobank UA
(b)(d)
(EUR Swap Annual 5 Year +
4.10%), 4.63%
(m)
.......... 3,400 2,908,218
(GUKG1 + 1.05%), 1.88%, 07/12/28 GBP 4,900 4,332,692
ING Groep NV
4.63%, 01/06/26
(a)
........... USD 2,938 2,825,739
3.00%, 02/18/26
(d)
........... GBP 4,900 4,806,062
(SOFR + 1.64%), 3.87%, 03/28/26
(b)
USD 8,560 8,115,150
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.10%), 1.40%, 07/01/26
(a)(b)
.. 1,288 1,137,284
(EURIBOR 3 Month + 0.85%),
1.25%, 02/16/27
(b)(d)
........ EUR 17,500 15,424,571
4.55%, 10/02/28 ............ USD 3,896 3,555,855
(EUR Swap Annual 5 Year +
1.20%), 1.00%, 11/13/30
(b)(d)
.. EUR 16,900 14,217,811
Intertrust Group BV, 3.38%
,
11/15/25
(d)
4,297 4,095,465
Koninklijke KPN NV
(b)(d)(m)
(EUR Swap Annual 5 Year +
2.34%), 2.00% ........... 5,700 5,055,588
(EUR Swap Annual 5 Year +
3.77%), 6.00% ........... 2,100 2,009,637
Lincoln Financing SARL
(d)
3.63%, 04/01/24 ............ 7,400 6,991,284
(EURIBOR 3 Month + 3.88%),
3.88%, 04/01/24
(b)
......... 6,200 5,921,972
Louis Dreyfus Co. Finance BV, 1.63%
,
04/28/28
(d)
................ 2,473 1,962,382
Nobel Bidco BV, 3.13%
,
06/15/28
(d)
.. 442 289,149
OCI NV, 3.63%
,
10/15/25
(d)
....... 1,895 1,808,825
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 2,614 2,214,899
(EURIBOR 3 Month + 2.00%),
2.62%, 03/01/26
(b)
......... 2,412 2,047,712
2.00%, 03/01/27 ............ 1,488 1,152,185
Summer BidCo BV
(d)(n)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 1,868 1,277,141
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 2,020 1,375,137
Titan Holdings II BV, 5.13%
,
07/15/29
(d)
1,453 1,114,290
Trivium Packaging Finance BV
(e)
3.75%, 08/15/26
(d)
........... 3,187 2,807,173
5.50%, 08/15/26
(a)
........... USD 4,128 3,691,957
United Group BV
(d)
4.88%, 07/01/24 ............ EUR 18,575 16,907,545
4.00%, 11/15/27 ............ 5,535 3,820,117
4.63%, 08/15/28 ............ 9,257 6,393,719
(EURIBOR 3 Month + 4.88%),
5.14%, 02/01/29
(b)
......... 2,684 2,163,549
5.25%, 02/01/30 ............ 4,410 3,013,313
Viterra Finance BV
(d)
0.38%, 09/24/25 ............ 13,300 11,285,934
1.00%, 09/24/28 ............ 44,570 32,622,328
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 20,654 14,374,094

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Netherlands (continued)
Wolters Kluwer NV, 3.00%
,
09/23/26
(d)
EUR 2,910 $ 2,814,385
Ziggo BV, 2.88%
,
01/15/30
(d)
...... 6,351 4,559,298
214,635,158
New Zealand — 0.0%
Chorus Ltd., 3.63%
,
09/07/29 ..... 11,910 11,319,679
Nigeria — 0.0%
IHS Holding Ltd.
(a)
5.63%, 11/29/26 ............ USD 8,000 6,269,000
6.25%, 11/29/28 ............ 5,020 3,864,773
10,133,773
Norway — 0.0%
Aker BP ASA, 1.13%
,
05/12/29
(d)
... EUR 16,200 12,643,411
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 3.69%
(b)(m)
.......... USD 350 241,500
12,884,911
Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,083 4,757,286
Peru — 0.0%
InRetail Consumer, 3.25%
,
03/22/28
(a)
7,200 5,926,500
Philippines — 0.0%
Globe Telecom, Inc.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 4.20%
(b)(m)
......... 2,530 2,226,084
3.00%, 07/23/35 ............ 2,386 1,688,542
3,914,626
Portugal — 0.1%
(d)
Banco Espirito Santo SA
(g)(o)
2.63%, 05/08/17 ............ EUR 6,100 717,397
4.75%, 01/15/18 ............ 15,500 1,822,893
4.00%, 01/21/19 ............ 19,000 2,234,514
EDP - Energias de Portugal SA
(b)
(EUR Swap Annual 5 Year +
4.29%), 4.50%, 04/30/79 .... 4,500 4,202,821
(EUR Swap Annual 5 Year +
1.84%), 1.70%, 07/20/80 .... 7,500 6,298,830
15,276,455
Romania — 0.0%
RCS & RDS SA, 2.50%
,
02/05/25
(d)
.. 16,600 14,228,109
Saudi Arabia — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 11,500 10,255,125
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24
(d)
................ 6,000 5,635,500
Dar Al-Arkan Sukuk Co. Ltd., 6.88%
,
03/21/23
(d)
................ 6,000 5,939,250
EIG Pearl Holdings SARL, 4.39%
,
11/30/46
(a)
................ 29,714 20,799,800
42,629,675
Singapore — 0.0%
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(d)
(m)
...................... 2,332 2,104,630
Puma International Financing SA
5.13%, 10/06/24
(a)
........... 7,000 6,615,000
Security
Par (000)
Par (000) Value
Singapore (continued)
5.00%, 01/24/26
(d)
........... USD 4,000 $ 3,534,500
12,254,130
South Africa — 0.2%
Anglo American Capital plc, 4.75%
,
09/21/32
(d)
................ EUR 9,550 9,022,611
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 7,605 5,911,937
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 9,445 7,461,550
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 15,000 14,437,500
4.38%, 09/18/26 ............ 18,165 15,926,164
5.50%, 03/18/31 ............ 10,130 7,577,240
Stillwater Mining Co., 4.00%
,
11/16/26
(d)
4,000 3,295,750
63,632,752
South Korea — 0.1%
(d)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.70%
(b)(m)
................. 2,500 2,455,938
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(b)(m)
................. 3,383 3,341,347
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(b)(m)
................. 4,640 4,176,000
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.64%), 4.35%
(b)(m)
..... 1,000 964,250
LG Chem Ltd., 3.63%
,
04/15/29 .... 1,000 902,062
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.88%
(b)(m)
................. 1,200 1,003,500
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(b)(m)
................. 5,126 4,282,773
17,125,870
Spain — 0.7%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(d)(m)
................ EUR 4,200 3,327,923
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(b)(d)(m)
................ 5,600 4,972,985
Banco de Sabadell SA
(b)(d)
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 1,000 834,709
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 5,500 4,312,220
Banco Santander SA
1.38%, 01/05/26
(d)
........... 7,000 6,263,650
(EUR Swap Annual 5 Year +
4.53%), 4.38%
(b)(d)(m)
........ 8,200 6,228,218
(EUR Swap Annual 1 Year +
1.05%), 3.63%, 09/27/26
(b)(d)
.. 18,200 17,646,590
(GUKG1 + 1.80%), 3.13%,
10/06/26
(b)(d)
............. GBP 10,800 10,624,013
3.49%, 05/28/30 ............ USD 4,800 3,850,373

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Spain (continued)
CaixaBank SA
(b)(d)(m)
(EUR Swap Annual 5 Year +
6.22%), 6.38% ........... EUR 9,800 $ 9,100,254
(EUR Swap Annual 5 Year +
6.50%), 6.75% ........... 2,000 1,799,937
Cellnex Finance Co. SA
(d)
2.25%, 04/12/26 ............ 12,400 10,953,642
0.75%, 11/15/26 ............ 11,800 9,589,451
1.50%, 06/08/28 ............ 7,500 5,744,450
2.00%, 09/15/32 ............ 15,300 9,936,851
2.00%, 02/15/33 ............ 13,200 8,401,843
Cellnex Telecom SA
(d)
1.50%, 01/16/26
(l)
........... 1,700 1,905,346
1.75%, 10/23/30 ............ 4,700 3,240,468
0.75%, 11/20/31
(l)
........... 47,600 30,389,906
Cirsa Finance International SARL
(d)
6.25%, 12/20/23 ............ 3,842 3,662,278
4.75%, 05/22/25 ............ 5,396 4,706,631
4.50%, 03/15/27 ............ 2,691 2,096,665
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(d)(m)
2,948 2,369,423
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(d)
................ 3,013 1,884,062
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(d)
................ 9,367 7,174,729
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(d)
................ 9,356 7,963,945
Naturgy Finance BV
(b)(d)(m)
(EUR Swap Annual 8 Year +
3.35%), 4.13% ........... 1,500 1,435,161
(EUR Swap Annual 9 Year +
3.08%), 3.38% ........... 700 632,778
(EUR Swap Annual 5 Year +
2.44%), 2.37% ........... 5,200 3,898,639
Repsol International Finance BV
(b)(d)(m)
(EUR Swap Annual 5 Year +
4.00%), 3.75% ........... 2,029 1,759,841
(EUR Swap Annual 5 Year +
2.77%), 2.50% ........... 27,475 21,238,572
(EUR Swap Annual 5 Year +
4.41%), 4.25% ........... 1,688 1,358,614
Telefonica Emisiones SA
(d)
5.29%, 12/09/22 ............ GBP 2,350 2,621,751
5.38%, 02/02/26 ............ 9,800 10,416,637
Telefonica Europe BV
(b)(d)(m)
(EUR Swap Annual 5 Year +
2.33%), 2.63% ........... EUR 7,700 7,378,855
Series NC5, (EUR Swap Annual 5
Year + 2.45%), 3.00% ...... 11,100 10,334,627
(EUR Swap Annual 10 Year +
4.30%), 5.88% ........... 2,300 2,223,527
(EUR Swap Annual 6 Year +
4.11%), 4.38% ........... 10,900 10,073,320
(EUR Swap Annual 8 Year +
2.97%), 3.88% ........... 5,600 4,788,524
(EUR Swap Annual 8 Year +
2.62%), 2.38% ........... 24,000 16,635,369
Tendam Brands SAU
(d)
5.00%, 09/15/24 ............ 12,985 11,803,318
(EURIBOR 3 Month + 5.25%),
5.52%, 09/15/24
(b)
......... 2,271 2,099,942
287,680,037
Security
Par (000)
Par (000) Value
Sweden — 0.2%
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)(d)
............... EUR 2,225 $ 1,452,832
Heimstaden Bostad AB, (EUR Swap
Annual 5 Year + 3.15%), 2.63%
(b)(d)(m)
9,235 5,254,872
Intrum AB
(d)
3.13%, 07/15/24 ............ 3,700 3,299,829
4.88%, 08/15/25 ............ 10,541 9,102,799
3.50%, 07/15/26 ............ 1,369 1,068,118
Samhallsbyggnadsbolaget i Norden
AB
(d)
1.75%, 01/14/25 ............ 569 461,911
(EUR Swap Annual 5 Year +
3.23%), 2.63%
(b)(m)
......... 499 210,329
1.13%, 09/04/26 ............ 600 439,905
(EUR Swap Annual 5 Year +
3.22%), 2.88%
(b)(m)
......... 2,400 949,316
SBB Treasury OYJ
(d)
0.75%, 12/14/28 ............ 6,600 4,010,365
1.13%, 11/26/29 ............ 2,400 1,443,731
Skandinaviska Enskilda Banken AB
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.13%
(d)(m)
......... USD 3,200 2,880,000
(EUR Swap Annual 5 Year +
0.88%), 0.75%, 11/03/31 ..... EUR 3,000 2,435,356
Svenska Handelsbanken AB
(b)(d)(m)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... USD 1,000 812,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75% ........... 600 449,238
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(d)
.......... GBP 4,900 4,333,884
Verisure Holding AB
(d)
3.50%, 05/15/23 ............ EUR 6,660 6,510,815
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 1,802 1,735,144
3.88%, 07/15/26 ............ 5,079 4,272,358
3.25%, 02/15/27 ............ 5,143 4,086,915
9.25%, 10/15/27 ............ 7,005 6,955,117
Verisure Midholding AB, 5.25%
,
02/15/29
(d)
................ 2,510 1,808,045
Volvo Car AB, 2.50%
,
10/07/27
(d)
... 2,818 2,282,755
Volvo Treasury AB, 2.63%
,
02/20/26
(d)
10,134 9,674,731
75,930,865
Switzerland — 0.3%
Argentum Netherlands BV, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%),
5.52%
(b)(d)(m)
................ USD 13,101 11,004,971
Credit Suisse Group AG
(b)
(USD Swap Semi 5 Year + 4.60%),
7.50%
(d)(m)
............... 5,300 4,869,375
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)(m)
............... 5,576 4,776,736
(USD Swap Semi 5 Year + 3.46%),
6.25%
(d)(m)
............... 11,247 9,634,855
(USD Swap Rate 5 Year + 4.33%),
7.25%
(d)(m)
............... 1,715 1,311,832
(EUR Swap Annual 1 Year +
1.60%), 2.13%, 10/13/26
(d)
... EUR 8,600 7,571,495

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Switzerland (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)(m)
......... USD 1,100 $ 772,437
Roche Holdings, Inc.
(a)
1.93%, 12/13/28 ............ 10,000 8,406,592
2.61%, 12/13/51 ............ 4,359 2,842,089
UBS AG, 1.38%
,
01/13/25
(a)
....... 18,155 16,695,653
UBS Group AG
(b)
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)(m)
............... 8,326 7,878,061
(USD Swap Semi 5 Year + 4.87%),
7.00%
(d)(m)
............... 3,400 3,230,612
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.55%), 4.49%, 05/12/26
(a)
... 7,970 7,681,434
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.13%
(d)(m)
......... 750 633,750
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
2.05%), 4.70%, 08/05/27
(a)
... 10,999 10,427,070
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.00%), 2.10%, 02/11/32
(a)
... 2,760 2,005,878
99,742,840
Taiwan — 0.0%
TSMC Global Ltd., 4.63%
,
07/22/32
(a)
5,085 4,839,089
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 7,875 6,857,648
Thailand — 0.0%
(d)
Bangkok Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.90%), 3.73%
,
09/25/34
(b)
4,577 3,713,949
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 2,885 2,241,825
Kasikornbank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(m)
.......... 1,110 980,824
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 906 779,613
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(m)
2,980 2,398,900
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 2,145 1,299,849
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(m)
................. 2,667 2,379,964
13,794,924
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 5,315 4,471,686
Ukraine — 0.0%
Kernel Holding SA
(d)
6.50%, 10/17/24 ............ 5,000 1,975,000
6.75%, 10/27/27 ............ 3,925 1,471,875
Metinvest BV
8.50%, 04/23/26
(d)
........... 6,515 2,931,750
Security
Par (000)
Par (000) Value
Ukraine (continued)
8.50%, 04/23/26
(a)
........... USD 2,000 $ 900,000
7.65%, 10/01/27
(d)
........... 3,660 1,668,274
7.75%, 10/17/29
(d)
........... 2,115 936,284
9,883,183
United Arab Emirates — 0.1%
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(d)(m)
.... 5,000 4,820,313
Emirates NBD Bank PJSC, (USD
Constant Maturity 6 Year + 3.66%),
6.13%
(b)(d)(m)
................ 10,000 9,623,750
Galaxy Pipeline Assets Bidco Ltd.,
2.63%
,
03/31/36
(d)
........... 2,800 2,159,150
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 793 769,210
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 10,061 9,870,713
27,243,136
United Kingdom — 2.1%
Astrazeneca Finance LLC, 1.75%
,
05/28/28 ................. 11,100 9,328,917
AstraZeneca plc
3.38%, 11/16/25 ............ 4,100 3,910,599
1.38%, 08/06/30 ............ 2,751 2,123,179
2.13%, 08/06/50 ............ 4,359 2,509,539
B&M European Value Retail SA, 3.63%
,
07/15/25
(d)
................ GBP 1,100 1,037,833
Barclays plc
(5-year SONIA Mid-Swaps Rate +
6.74%), 7.25%
(b)(d)(m)
........ 6,273 6,723,169
(BPISDS01 + 1.60%), 2.38%,
10/06/23
(b)(d)
............. 4,900 5,470,329
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.67%), 8.00%
(b)(m)
......... USD 3,100 2,875,715
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.13%
(b)(m)
............... GBP 1,515 1,463,211
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.87%), 6.13%
(b)(m)
......... USD 4,200 3,538,920
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.02%),
6.38%
(b)(d)(m)
............. GBP 1,400 1,285,707
3.00%, 05/08/26
(d)
........... 4,900 4,678,235
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
2.30%), 5.30%, 08/09/26
(b)
... USD 6,995 6,720,243
3.25%, 02/12/27
(d)
........... GBP 4,900 4,579,963
(EURIBOR 12 Month + 0.85%),
0.88%, 01/28/28
(b)(d)
........ EUR 10,000 8,153,742
(EUR Swap Annual 1 Year +
1.26%), 0.58%, 08/09/29
(b)(d)
.. 26,700 19,997,339
(EUR Swap Annual 5 Year +
1.55%), 1.13%, 03/22/31
(b)(d)
.. 10,000 8,064,733
BAT Capital Corp., 3.98%
,
09/25/50 . USD 2,507 1,533,669
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ EUR 2,888 2,264,308
6.13%, 11/30/28 ............ GBP 1,200 1,038,544
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 18,718 15,727,312
4.50%, 02/16/26 ............ 11,037 9,462,913
Bellis Finco plc, 4.00%
,
02/16/27
(d)
.. 3,000 2,049,972

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
BG Energy Capital plc, 5.13%
,
12/01/25
(d)
................ GBP 8,950 $ 9,601,652
British Telecommunications plc
(b)
(EURIBOR Swap Rate 5 Year +
2.13%), 1.87%, 08/18/80
(d)
... EUR 28,915 23,662,352
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.99%), 4.25%, 11/23/81
(a)
... USD 4,500 3,796,284
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.49%), 4.88%, 11/23/81
(a)
... 19,000 15,446,275
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 3,019,259
Channel Link Enterprises Finance
plc
(b)(d)
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 3,936,335
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 2,739,829
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 17,390 15,208,463
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(d)
........... GBP 4,498 3,402,569
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(d)
(l)
....................... 2,900 1,934,702
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 ............ 11,712 11,873,946
6.50%, 08/28/26 ............ 1,400 1,417,670
4.50%, 08/28/27 ............ 4,550 4,238,615
Dignity Finance plc
(d)
Series A, 3.55%, 12/31/34 ..... 1,688 1,632,917
Series B, 4.70%, 12/31/49 ..... 485 412,030
EC Finance plc, 3.00%
,
10/15/26
(d)
.. EUR 8,241 7,006,444
eG Global Finance plc
(d)
3.63%, 02/07/24 ............ 7,932 6,875,887
4.38%, 02/07/25 ............ 8,033 6,770,558
6.25%, 10/30/25 ............ 9,284 7,867,173
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 20,530 18,682,059
Harbour Energy plc, 5.50%
,
10/15/26
(a)
USD 2,500 2,237,500
Heathrow Finance plc
(d)(e)
4.75%, 03/01/24 ............ GBP 1,400 1,457,662
3.88%, 03/01/27 ............ 1,800 1,601,172
4.12%, 09/01/29 ............ 2,494 1,965,853
Heathrow Funding Ltd., 2.63%
,
03/16/28
(d)
................ 11,165 9,446,025
HSBC Bank plc
(b)(m)
Series 3M, (LIBOR USD 6 Month +
0.10%), 2.98% ........... USD 1,940 1,424,348
Series 1M, (LIBOR USD 6 Month +
0.25%), 3.13% ........... 8,620 6,287,256
Series 2M, (LIBOR USD 6 Month +
0.25%), 4.42% ........... 4,600 3,335,000
HSBC Holdings plc
(b)
(USD Swap Rate 5 Year + 3.45%),
6.25%
(m)
................ 4,500 4,323,600
(EUR Swap Annual 5 Year +
5.34%), 6.00%
(d)(m)
......... EUR 4,500 4,330,841
(LIBOR USD 3 Month + 0.92%),
3.03%, 11/22/23 .......... USD 11,000 10,957,325
(LIBOR USD 3 Month + 1.21%),
3.80%, 03/11/25 .......... 330 318,972
(SOFR + 0.71%), 0.98%, 05/24/25 14,752 13,553,432
(EURIBOR 3 Month + 1.45%),
3.02%, 06/15/27
(d)
......... EUR 16,200 14,907,467
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 17,460 15,659,056
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Iceland Bondco plc
(d)
4.63%, 03/15/25 ............ GBP 4,780 $ 4,002,832
4.38%, 05/15/28 ............ 893 643,116
INEOS Styrolution Group GmbH,
2.25%
,
01/16/27
(d)
........... EUR 1,680 1,263,676
Informa plc
(d)
2.13%, 10/06/25 ............ 18,950 17,183,026
3.13%, 07/05/26 ............ GBP 4,900 4,708,249
International Consolidated Airlines
Group SA
(d)
0.63%, 11/17/22
(l)
........... EUR 3,600 3,504,365
0.50%, 07/04/23 ............ 4,300 3,972,235
2.75%, 03/25/25 ............ 6,100 4,973,078
1.13%, 05/18/28
(l)
........... 24,400 14,123,432
3.75%, 03/25/29 ............ 12,100 7,945,265
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(g)(l)
(o)
...................... GBP 3,990 846,431
Jaguar Land Rover Automotive plc
2.20%, 01/15/24
(d)
........... EUR 8,753 7,629,609
7.75%, 10/15/25
(a)
........... USD 4,980 4,404,285
6.88%, 11/15/26
(d)
........... EUR 1,200 917,021
5.88%, 01/15/28
(a)
........... USD 6,400 4,496,000
4.50%, 07/15/28
(d)
........... EUR 4,701 2,983,393
Jerrold Finco plc
(d)
4.88%, 01/15/26 ............ GBP 1,041 900,804
5.25%, 01/15/27 ............ 6,942 5,786,189
Kane Bidco Ltd.
(d)
5.00%, 02/15/27 ............ EUR 2,701 2,223,576
6.50%, 02/15/27 ............ GBP 3,286 3,147,254
Lloyds Bank plc, 3.50%
,
05/14/25 ... USD 3,172 3,001,676
Lloyds Banking Group plc
(USD Swap Semi 5 Year + 4.76%),
7.50%
(b)(m)
............... 5,775 5,360,528
2.25%, 10/16/24
(d)
........... GBP 9,800 10,048,738
4.55%, 08/16/28 ............ USD 4,079 3,715,721
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.37%, 12/14/46
(b)
... 2,989 1,845,626
Market Bidco Finco plc, 5.50%
,
11/04/27
(d)
................ GBP 20,511 17,712,064
Mclaren Finance plc, 7.50%
,
08/01/26
(a)
USD 565 453,412
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(n)
................ GBP 1,008 511,804
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 4.55%
,
06/15/36
(b)(d)
............... 2,225 1,910,276
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(d)(m)
..................... 2,575 2,248,341
Nationwide Building Society
(b)(d)(m)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 5.39%),
5.88% ................. 1,800 1,738,388
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 5.63%),
5.75% ................. 800 713,252
NatWest Group plc
(b)(d)
(BPSW1 + 1.49%), 2.88%, 09/19/26 4,900 4,801,871
(BPSW1 + 2.01%), 3.13%, 03/28/27 4,900 4,720,406
(EURIBOR 3 Month + 1.91%),
4.07%, 09/06/28 .......... EUR 11,310 10,527,110

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(EUR Swap Annual 5 Year +
1.27%), 1.04%, 09/14/32 .... EUR 17,700 $ 13,390,581
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 29,291 27,192,739
NGG Finance plc
(b)(d)
(GBP Swap 12 Year + 3.48%),
5.63%, 06/18/73 .......... GBP 5,200 5,136,853
(EUR Swap Annual 5 Year +
2.14%), 1.63%, 12/05/79 .... EUR 22,500 19,768,834
Ocado Group plc, 3.88%
,
10/08/26
(d)
. GBP 2,523 2,054,806
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ 16,931 16,163,183
Premier Foods Finance plc, 3.50%
,
10/15/26
(d)
................ 2,763 2,452,597
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... EUR 1,525 1,365,714
5.75%, 10/15/27
(d)
........... GBP 485 464,359
5.75%, 10/15/27
(a)
........... USD 325 282,344
1.63%, 05/09/28
(d)
........... EUR 1,700 1,176,556
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(d)
........... GBP 4,900 4,849,677
SCC Power plc
(a)(n)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 22,293 8,376,039
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 12,075 881,509
Sherwood Financing plc
(d)
4.50%, 11/15/26 ............ EUR 1,987 1,478,856
6.00%, 11/15/26 ............ GBP 3,900 3,260,465
(EURIBOR 3 Month + 4.63%),
4.95%, 11/15/27
(b)
......... EUR 1,552 1,344,804
Sky Ltd., 3.75%
,
09/16/24
(a)
....... USD 2,074 2,023,539
SSE plc, (EUR Swap Annual 5 Year +
2.70%), 4.00%
(b)(d)(m)
.......... EUR 7,688 6,573,960
Standard Chartered plc, (EUR Swap
Annual 5 Year + 1.55%), 1.20%
,
09/23/31
(b)(d)
............... 35,125 28,274,432
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ GBP 11,340 11,034,652
8.25%, 07/31/25 ............ 14,684 14,305,004
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 2,679 2,126,704
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 2,951 3,347,560
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,586 6,426,251
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,128 3,042,343
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 5,702 5,284,072
Unique Pub Finance Co. plc (The)
(d)
Series M, 7.39%, 03/28/24
(e)
.... 8,961 9,928,702
Series A4, 5.66%, 06/30/27 .... 5,846 6,488,087
Series N, 6.46%, 03/30/32
(e)
.... 7,605 9,542,297
Very Group Funding plc (The), 6.50%
,
08/01/26
(d)
................ 8,192 6,288,410
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
........... 6,000 5,309,195
5.50%, 05/15/29
(a)
........... USD 4,952 4,239,698
4.25%, 01/15/30
(d)
........... GBP 2,425 1,975,186
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 3,831 3,182,702
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ 18,525 15,564,777
3.25%, 01/31/31 ............ EUR 7,636 5,636,006
Security
Par (000)
Par (000) Value
United Kingdom (continued)
4.50%, 07/15/31 ............ GBP 5,130 $ 4,052,490
Vodafone Group plc
(b)(d)
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78 .... EUR 2,210 1,874,054
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78 .......... USD 7,169 6,766,102
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79 .... EUR 35,342 33,251,450
Series NC6, (EUR Swap Annual 5
Year + 3.00%), 2.63%, 08/27/80 3,212 2,691,472
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80 3,386 2,448,186
842,148,915
United States — 13.1%
AbbVie, Inc.
3.75%, 11/14/23 ............ USD 4,098 4,051,935
3.80%, 03/15/25 ............ 10,032 9,716,034
3.20%, 05/14/26 ............ 1,591 1,487,228
2.95%, 11/21/26 ............ 6,250 5,725,989
3.20%, 11/21/29 ............ 7,975 6,981,898
Aetna, Inc., 3.50%
,
11/15/24 ...... 5,004 4,862,303
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 4,747 3,869,754
AIG Global Funding, 0.65%
,
06/17/24
(a)
12,226 11,357,213
Albertsons Cos., Inc.
(a)
7.50%, 03/15/26 ............ 261 262,557
4.63%, 01/15/27 ............ 588 525,567
5.88%, 02/15/28 ............ 1,683 1,552,568
3.50%, 03/15/29 ............ 8,069 6,503,614
4.88%, 02/15/30 ............ 435 368,014
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 ............ 3,950 3,668,546
1.88%, 02/01/33 ............ 2,751 1,933,491
2.95%, 03/15/34 ............ 5,310 4,105,577
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 8,741 8,640,653
7.25%, 08/15/27 ............ 4,805 4,528,713
Allied Universal Holdco LLC
(d)
3.63%, 06/01/28 ............ EUR 3,660 2,666,563
4.88%, 06/01/28 ............ GBP 1,916 1,556,348
Allstate Corp. (The), 1.45%
,
12/15/30 USD 2,751 2,077,806
Ally Financial, Inc., 1.45%
,
10/02/23 . 4,075 3,933,715
Alphabet, Inc.
1.10%, 08/15/30 ............ 2,789 2,156,297
2.25%, 08/15/60 ............ 4,427 2,488,830
Altria Group, Inc., 3.70%
,
02/04/51 .. 4,991 3,012,977
Amazon.com, Inc.
3.00%, 04/13/25 ............ 15,000 14,482,728
3.45%, 04/13/29 ............ 7,975 7,374,304
2.50%, 06/03/50 ............ 4,829 3,014,909
2.70%, 06/03/60 ............ 4,359 2,571,562
Ambac Assurance Corp., 5.10%
(a)(m)
. 1,407 1,428,527
AMC Networks, Inc., 4.75%
,
08/01/25 349 311,843
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... 1,031 1,021,794
American Airlines Pass-Through Trust
(c)
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 1,563 1,539,088
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 3,762 3,616,410
Series 2019-1A, Class A, 3.50%,
12/15/27 ............... 34,199 31,165,731
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(c)
........... 1,418 1,384,014

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
American Express Co.
3.00%, 10/30/24 ............ USD 6,080 $ 5,866,380
2.25%, 03/04/25 ............ 7,285 6,827,430
3.95%, 08/01/25 ............ 12,000 11,622,691
4.05%, 05/03/29 ............ 13,381 12,315,303
American Honda Finance Corp.
3.55%, 01/12/24 ............ 399 393,028
2.25%, 01/12/29 ............ 15,000 12,604,913
American International Group, Inc.,
2.50%
,
06/30/25 ............ 8,300 7,743,953
American Tower Corp.
5.00%, 02/15/24 ............ 8,000 7,995,535
2.95%, 01/15/25 ............ 211 199,627
2.40%, 03/15/25 ............ 4,395 4,079,989
1.30%, 09/15/25 ............ 9,000 7,981,598
2.75%, 01/15/27 ............ 4,435 3,921,840
1.88%, 10/15/30 ............ 18,265 13,516,587
2.70%, 04/15/31 ............ 10,000 7,847,098
3.10%, 06/15/50 ............ 10,979 6,836,372
2.95%, 01/15/51 ............ 3,166 1,900,639
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 9,911 7,743,794
Amgen, Inc.
1.90%, 02/21/25 ............ 1,319 1,229,718
3.13%, 05/01/25 ............ 7,632 7,313,398
2.60%, 08/19/26 ............ 4,070 3,728,324
5.50%, 12/07/26
(d)
........... GBP 4,900 5,302,360
1.65%, 08/15/28 ............ USD 7,633 6,294,274
4.05%, 08/18/29 ............ 15,000 13,802,828
2.00%, 01/15/32 ............ 15,476 11,767,094
3.00%, 01/15/52 ............ 2,456 1,535,286
2.77%, 09/01/53 ............ 4,359 2,539,771
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 3,010 2,915,877
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 3,243 2,909,238
Amphenol Corp.
4.35%, 06/01/29 ............ 714 673,736
2.20%, 09/15/31 ............ 2,751 2,131,417
Apple, Inc.
1.65%, 05/11/30 ............ 5,655 4,552,472
2.65%, 05/11/50 ............ 1,659 1,090,984
2.40%, 08/20/50 ............ 4,359 2,705,404
2.65%, 02/08/51 ............ 3,067 2,013,587
Aptiv plc
2.40%, 02/18/25 ............ 11,956 11,156,727
3.10%, 12/01/51 ............ 6,815 3,816,346
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 501 446,246
Arches Buyer, Inc., 4.25%
,
06/01/28
(a)
1,235 963,300
Ardagh Metal Packaging Finance USA
LLC
6.00%, 06/15/27
(a)
........... 4,101 3,861,926
2.00%, 09/01/28
(d)
........... EUR 2,115 1,575,332
3.25%, 09/01/28
(a)
........... USD 10,905 8,898,044
3.00%, 09/01/29
(d)
........... EUR 1,427 996,051
4.00%, 09/01/29
(a)
........... USD 475 347,868
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 11,544 10,800,624
2.13%, 08/15/26
(d)
........... EUR 6,631 4,985,691
4.13%, 08/15/26
(a)
........... USD 218 181,513
4.75%, 07/15/27
(d)
........... GBP 19,271 13,937,619
Ares Capital Corp., 4.25%
,
03/01/25 . USD 280 264,509
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 2,700 2,100,502
Security
Par (000)
Par (000) Value
United States (continued)
Ashton Woods USA LLC
(a)
6.63%, 01/15/28 ............ USD 12,838 $ 10,758,848
4.63%, 08/01/29 ............ 2,230 1,619,097
4.63%, 04/01/30 ............ 6,259 4,482,383
AT&T, Inc.
0.90%, 03/25/24 ............ 9,755 9,226,095
1.70%, 03/25/26 ............ 11,534 10,257,060
2.90%, 12/04/26 ............ GBP 9,800 9,447,356
5.50%, 03/15/27
(d)
........... 4,900 5,192,507
2.30%, 06/01/27 ............ USD 11,286 9,864,172
4.10%, 02/15/28 ............ 34,200 31,860,801
4.35%, 03/01/29 ............ 8,066 7,540,981
4.30%, 02/15/30 ............ 6,650 6,075,921
2.25%, 02/01/32 ............ 8,000 6,049,407
4.50%, 05/15/35 ............ 2,499 2,164,318
3.50%, 09/15/53 ............ 2,458 1,637,865
3.65%, 09/15/59 ............ 4,945 3,203,868
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 4,481 3,985,381
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... USD 1,826 908,435
Avis Budget Finance plc, 4.13%
,
11/15/24
(d)
................ EUR 1,800 1,680,560
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(d)
....... 1,816 1,628,490
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ 232 212,760
Bank of America Corp.
(LIBOR USD 3 Month + 0.79%),
3.00%, 12/20/23
(b)
......... USD 25,000 24,867,263
(SOFR + 1.46%), 1.49%, 05/19/24
(b)
15,625 15,240,419
(SOFR + 0.67%), 1.84%, 02/04/25
(b)
10,639 10,110,629
(LIBOR USD 3 Month + 0.97%),
3.46%, 03/15/25
(b)
......... 2,233 2,162,410
(SOFR + 0.69%), 0.98%, 04/22/25
(b)
15,000 13,942,065
(SOFR + 1.11%), 3.84%, 04/25/25
(b)
45,769 44,524,806
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(b)
......... 4,901 4,588,727
(SOFR + 0.65%), 1.53%, 12/06/25
(b)
3,036 2,777,044
(SOFR + 1.33%), 3.38%, 04/02/26
(b)
17,433 16,467,500
3.50%, 04/19/26 ............ 1,570 1,474,868
(SOFR + 1.75%), 4.83%, 07/22/26
(b)
22,396 21,896,433
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(b)
.............. 1,479 1,281,548
(LIBOR USD 3 Month + 1.58%),
3.82%, 01/20/28
(b)
......... 3,369 3,100,967
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28
(b)
......... 7,960 7,243,111
(SOFR + 1.58%), 4.38%, 04/27/28
(b)
16,355 15,325,216
(EURIBOR 3 Month + 0.76%),
0.58%, 08/24/28
(b)(d)
........ EUR 4,040 3,317,266
(SOFR + 1.37%), 1.92%, 10/24/31
(b)
USD 2,751 2,034,907
5.88%, 02/07/42 ............ 3,070 2,982,826
(SOFR + 1.56%), 2.97%, 07/21/52
(b)
9,272 5,686,702
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 02/04/24 ... 830 818,228
3.35%, 04/25/25 ............ 25,000 24,145,857
(SOFR + 1.35%), 4.41%, 07/24/26
(b)
14,499 14,165,841
2.05%, 01/26/27 ............ 8,000 7,096,833
3.85%, 04/26/29 ............ 25,000 22,796,640
1.65%, 01/28/31 ............ 2,751 2,097,281
Banner Health, 2.91%
,
01/01/42 .... 9,541 6,792,269
Bausch Health Cos., Inc., 5.50%
,
11/01/25
(a)
................ 2,458 1,952,628
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 9,082,630

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Becton Dickinson and Co.
3.36%, 06/06/24 ............ USD 7,100 $ 6,899,626
0.03%, 08/13/25 ............ EUR 4,400 3,918,976
3.70%, 06/06/27 ............ USD 7,975 7,421,488
1.96%, 02/11/31 ............ 2,751 2,123,840
Becton Dickinson Euro Finance SARL
1.34%, 08/13/41 ............ EUR 16,715 9,835,146
Belden, Inc.
(d)
3.88%, 03/15/28 ............ 1,000 855,094
3.38%, 07/15/31 ............ 462 321,476
Berkshire Hathaway Finance Corp.,
2.85%
,
10/15/50 ............ USD 11,074 7,115,136
Berry Global, Inc., 4.88%
,
07/15/26
(a)
3,127 2,939,380
Biogen, Inc., 3.15%
,
05/01/50 ..... 2,489 1,603,594
Blackstone Holdings Finance Co. LLC,
2.00%
,
01/30/32
(a)(p)
.......... 2,751 2,036,332
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 1,592 1,528,320
Boeing Co. (The)
1.43%, 02/04/24 ............ 467 443,630
2.80%, 03/01/24 ............ 237 228,809
3.95%, 08/01/59 ............ 2,507 1,557,476
Boston Properties LP, 2.75%
,
10/01/26 4,045 3,637,086
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(d)
................ EUR 12,782 11,712,744
Boyd Gaming Corp., 4.75%
,
12/01/27 USD 14,020 12,407,840
BP Capital Markets America, Inc.,
3.00%
,
03/17/52 ............ 2,484 1,590,132
Bristol-Myers Squibb Co.
3.25%, 02/27/27 ............ 2,605 2,451,597
3.90%, 02/20/28 ............ 5,215 4,966,608
1.45%, 11/13/30 ............ 2,751 2,121,521
2.55%, 11/13/50 ............ 4,359 2,685,748
Broadcom Corp., 3.63%
,
01/15/24 .. 2,865 2,807,785
Broadcom, Inc.
(a)
1.95%, 02/15/28 ............ 2,509 2,055,873
2.45%, 02/15/31 ............ 27,451 20,688,147
3.75%, 02/15/51 ............ 7,720 5,062,697
Buckeye Partners LP
4.35%, 10/15/24 ............ 4,975 4,679,982
4.13%, 03/01/25
(a)
........... 4,616 4,224,794
3.95%, 12/01/26 ............ 261 227,639
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 5,752 5,543,490
8.13%, 07/01/27 ............ 10,979 10,485,878
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 4,843 4,552,420
Calpine Corp.
(a)
4.50%, 02/15/28 ............ 32,856 28,945,807
5.13%, 03/15/28 ............ 4,315 3,706,009
Capital One Bank USA NA, 3.38%
,
02/15/23 ................. 8,500 8,464,951
Cargill, Inc., 3.50%
,
04/22/25
(a)
..... 6,000 5,786,765
Carnival Corp.
(d)
10.13%, 02/01/26 ........... EUR 31,146 30,066,768
7.63%, 03/01/26 ............ 7,380 5,674,671
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 5,500 3,671,250
Catalent Pharma Solutions, Inc., 2.38%
,
03/01/28
(d)
................ EUR 4,515 3,398,697
CCO Holdings LLC, 5.00%
,
02/01/28
(a)
USD 1,861 1,604,666
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 5,562 4,857,378
Security
Par (000)
Par (000) Value
United States (continued)
Cedar Fair LP
5.38%, 04/15/27 ............ USD 218 $ 202,499
5.25%, 07/15/29 ............ 218 187,065
Celanese US Holdings LLC, 5.90%
,
07/05/24 ................. 15,000 14,792,091
Centene Corp.
4.25%, 12/15/27 ............ 8,076 7,387,117
2.45%, 07/15/28 ............ 13,570 11,048,966
2.63%, 08/01/31 ............ 9,317 7,021,974
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 12,530,503
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 6,602 6,562,025
Charles River Laboratories
International, Inc., 4.25%
,
05/01/28
(a)
1,122 977,116
Charles Schwab Corp. (The)
4.20%, 03/24/25 ............ 1,291 1,276,704
3.45%, 02/13/26 ............ 2,532 2,435,835
1.65%, 03/11/31 ............ 2,751 2,074,576
Charter Communications Operating
LLC
4.91%, 07/23/25 ............ 3,525 3,437,436
3.75%, 02/15/28 ............ 8,128 7,182,587
4.20%, 03/15/28 ............ 7,758 6,965,019
2.25%, 01/15/29 ............ 26,729 20,928,080
2.80%, 04/01/31 ............ 15,832 11,968,167
3.50%, 06/01/41 ............ 2,934 1,874,938
3.70%, 04/01/51 ............ 2,444 1,481,187
3.90%, 06/01/52 ............ 3,684 2,280,808
3.85%, 04/01/61 ............ 10,532 6,148,591
Cheever Escrow Issuer LLC, 7.13%
,
10/01/27
(a)
................ 5,254 4,702,330
Chemours Co. (The), 4.00%
,
05/15/26 EUR 2,100 1,777,688
Cheniere Corpus Christi Holdings LLC,
7.00%
,
06/30/24 ............ USD 294 299,013
Cheniere Energy Partners LP
4.50%, 10/01/29 ............ 3,032 2,669,342
3.25%, 01/31/32 ............ 504 386,999
Cheniere Energy, Inc., 4.63%
,
10/15/28 6,600 6,054,378
Chesapeake Energy Corp.
6.63%, 08/15/20
(c)(g)(o)
......... 1,665 —
6.13%, 02/15/21
(c)(g)(o)
......... 27,853 3
5.38%, 06/15/21
(c)(g)(o)
......... 4,795 1
5.50%, 02/01/26
(a)
........... 4,468 4,278,110
5.88%, 02/01/29
(a)
........... 579 536,943
CHRISTUS Health, Series C, 4.34%
,
07/01/28 ................. 2,504 2,339,966
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 261 241,514
4.75%, 01/15/28 ............ 218 188,586
Cigna Corp., 1.25%
,
03/15/26 ..... 2,133 1,868,181
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%),
3.35%, 04/24/25
(b)
......... 8,123 7,833,538
(SOFR + 0.67%), 0.98%, 05/01/25
(b)
6,203 5,747,336
(SOFR + 1.37%), 4.14%, 05/24/25
(b)
6,762 6,609,664
(SOFR + 0.69%), 2.01%, 01/25/26
(b)
17,268 15,868,194
(SOFR + 1.53%), 3.29%, 03/17/26
(b)
8,407 7,937,161
3.40%, 05/01/26 ............ 537 500,825
(SOFRINDX + 1.55%), 5.61%,
09/29/26
(b)
.............. 11,946 11,880,094
1.75%, 10/23/26 ............ GBP 7,470 6,797,613
(SOFR + 1.28%), 3.07%, 02/24/28
(b)
USD 30,373 27,069,946
4.65%, 07/23/48 ............ 4,985 4,055,404

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Clarios Global LP, 4.38%
,
05/15/26
(d)
. EUR 5,382 $ 4,652,328
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
USD 641 584,304
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 747 631,019
Clorox Co. (The)
3.90%, 05/15/28 ............ 9,200 8,645,553
1.80%, 05/15/30 ............ 2,751 2,122,391
Coca-Cola Co. (The), 1.38%
,
03/15/31 2,751 2,098,480
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 1,526 1,497,810
5.88%, 07/01/29 ............ 2,835 2,530,606
Comcast Corp.
3.95%, 10/15/25 ............ 4,259 4,137,445
3.15%, 03/01/26 ............ 6,540 6,160,873
2.35%, 01/15/27 ............ 7,932 7,113,181
3.30%, 02/01/27 ............ 7,037 6,541,929
3.55%, 05/01/28 ............ 677 620,611
3.40%, 04/01/30 ............ 8,140 7,159,271
4.25%, 10/15/30 ............ 5,842 5,408,998
1.50%, 02/15/31 ............ 2,751 2,065,089
2.45%, 08/15/52 ............ 4,359 2,471,228
2.94%, 11/01/56 ............ 2,458 1,467,117
2.99%, 11/01/63 ............ 4,916 2,847,327
Commercial Metals Co.
4.13%, 01/15/30 ............ 22,119 18,160,053
4.38%, 03/15/32 ............ 7,677 6,064,830
CommScope, Inc., 6.00%
,
03/01/26
(a)
2,970 2,734,538
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,308,519
Cottage Health Obligated Group, Series
2020, 3.30%
,
11/01/49 ........ 2,004 1,401,390
Coty, Inc.
(d)
3.88%, 04/15/26 ............ EUR 5,259 4,638,675
4.75%, 04/15/26 ............ 2,300 1,943,723
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ USD 7,037 5,687,726
Cox Communications, Inc.
(a)
1.80%, 10/01/30 ............ 15,000 11,067,459
2.95%, 10/01/50 ............ 2,489 1,480,207
Crown Castle, Inc.
4.30%, 02/15/29 ............ 6,322 5,798,949
3.30%, 07/01/30 ............ 3,750 3,139,996
2.50%, 07/15/31 ............ 2,751 2,119,888
3.25%, 01/15/51 ............ 1,628 1,030,176
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 1,594 1,526,048
CSC Holdings LLC
5.25%, 06/01/24 ............ 2,591 2,396,675
5.50%, 04/15/27
(a)
........... 599 527,120
5.38%, 02/01/28
(a)
........... 465 405,713
6.50%, 02/01/29
(a)
........... 777 685,702
CSX Corp., 2.50%
,
05/15/51 ...... 4,359 2,609,004
CVS Health Corp.
2.88%, 06/01/26 ............ 2,375 2,198,767
3.75%, 04/01/30 ............ 10,464 9,305,059
1.75%, 08/21/30 ............ 2,751 2,105,716
4.78%, 03/25/38 ............ 4,807 4,214,306
2.70%, 08/21/40 ............ 2,328 1,528,173
5.05%, 03/25/48 ............ 2,495 2,197,252
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29
(d)
........... EUR 550 387,993
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,271,536
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 588 554,577
Security
Par (000)
Par (000) Value
United States (continued)
Dell International LLC
6.02%, 06/15/26 ............ USD 11,945 $ 11,993,114
6.20%, 07/15/30 ............ 3,781 3,679,754
3.45%, 12/15/51
(a)
........... 11,761 6,686,266
Dick's Sporting Goods, Inc., 4.10%
,
01/15/52 ................. 2,489 1,538,128
Digital Realty Trust LP, 3.60%
,
07/01/29 3,788 3,320,997
Discovery Communications LLC,
4.00%
,
09/15/55 ............ 4,945 2,915,562
DocuSign, Inc., 0.00%
,
01/15/24
(k)(l)
.. 6,185 5,770,605
Dollar General Corp.
4.25%, 09/20/24 ............ 11,422 11,284,848
4.13%, 04/03/50 ............ 153 119,122
Dow Chemical Co. (The), 1.88%
,
03/15/40 ................. EUR 3,237 1,921,752
DTE Electric Co., 3.65%
,
03/15/24 .. USD 296 291,521
Duke Realty LP, 2.25%
,
01/15/32 ... 2,751 2,138,031
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 17,147 16,161,047
eBay, Inc., 1.90%
,
03/11/25 ....... 1,417 1,314,985
Elanco Animal Health, Inc., 6.40%
,
08/28/28
(e)
................ 1,716 1,514,868
Elevance Health, Inc.
2.38%, 01/15/25 ............ 943 889,947
1.50%, 03/15/26 ............ 11,312 10,036,106
3.65%, 12/01/27 ............ 3,402 3,168,259
2.88%, 09/15/29 ............ 8,000 6,830,485
3.13%, 05/15/50 ............ 2,376 1,571,597
Eli Lilly & Co.
3.10%, 05/15/27 ............ 1,610 1,526,509
3.38%, 03/15/29 ............ 11,376 10,526,360
2.25%, 05/15/50 ............ 4,359 2,696,471
1.38%, 09/14/61 ............ EUR 15,520 7,746,292
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ 5,737 5,229,025
5.38%, 02/15/26 ............ GBP 2,175 2,144,969
Endeavor Energy Resources LP,
5.75%
,
01/30/28
(a)
........... USD 1,367 1,300,181
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 2,644 1,838,254
Energy Transfer LP, 4.25%
,
04/01/24 USD 926 906,319
Enterprise Products Operating LLC,
3.90%
,
02/15/24 ............ 6,105 5,995,162
EQM Midstream Partners LP, 7.50%
,
06/01/27
(a)
................ 2,850 2,716,392
EQT Corp., 6.13%
,
02/01/25
(e)
..... 258 258,330
Equinix, Inc.
2.63%, 11/18/24 ............ 2,975 2,815,454
1.00%, 09/15/25 ............ 8,250 7,276,689
3.20%, 11/18/29 ............ 6,725 5,685,179
2.50%, 05/15/31 ............ 7,607 5,860,452
3.00%, 07/15/50 ............ 2,180 1,335,712
2.95%, 09/15/51 ............ 3,219 1,928,098
Equitable Holdings, Inc., 5.00%
,
04/20/48 ................. 3,942 3,301,792
Eversource Energy, Series H, 3.15%
,
01/15/25 ................. 332 317,592
Exelon Corp., 2.75%
,
03/15/27
(a)
... 4,486 4,019,189
Expedia Group, Inc., 2.95%
,
03/15/31 1,000 775,778
Federal Realty Investment Trust,
3.95%
,
01/15/24 ............ 223 220,217
FedEx Corp.
3.25%, 04/01/26 ............ 7,360 6,947,550
5.10%, 01/15/44 ............ 4,800 4,053,639

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Fidelity National Information Services,
Inc.
0.63%, 12/03/25 ............ EUR 4,400 $ 3,920,058
1.15%, 03/01/26 ............ USD 1,052 910,325
FirstEnergy Corp., Series C, 3.40%
,
03/01/50 ................. 2,507 1,642,085
Fiserv, Inc.
3.20%, 07/01/26 ............ 11,095 10,217,266
3.50%, 07/01/29 ............ 6,710 5,837,962
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ 21,761 17,308,882
Florida Power & Light Co., 2.85%
,
04/01/25 ................. 376 359,742
FLYR, Inc., 10.00%
,
01/20/27
(c)
.... 11,894 10,957,942
Flyreel, Inc., 8.00%
,
07/20/23
(c)(l)
.... 22,656 23,714,035
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 277,869
Ford Motor Co.
3.25%, 02/12/32 ............ 4,719 3,399,237
6.10%, 08/19/32 ............ 16,769 14,783,551
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ............ 19,649 19,621,295
5.58%, 03/18/24 ............ 5,700 5,587,710
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 2,712 2,230,650
5.00%, 03/01/28 ............ 18,586 14,910,247
Fox Corp., 5.48%
,
01/25/39 ....... 3,142 2,724,919
Freed Corp., 10.00%
,
12/01/23
(c)
... 28,526 27,384,960
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 9,681 8,470,875
8.25%, 04/15/25 ............ 9,387 7,755,886
Freeport-McMoRan, Inc., 3.88%
,
03/15/23 ................. 10,159 10,097,640
FreeWire Technologies, Inc., 12.59%
,
03/31/25
(b)(c)
............... 16,411 14,605,790
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 15,270 13,685,432
5.00%, 05/01/28 ............ 10,987 9,429,043
6.75%, 05/01/29 ............ 17,326 14,293,950
8.75%, 05/15/30 ............ 14,112 14,121,032
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 15,750 14,553,157
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,389,236
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3,216 2,894,818
GATX Corp., 3.50%
,
03/15/28 ..... 980 864,769
General Electric Co., 1.88%
,
05/28/27 EUR 2,938 2,631,241
General Mills, Inc.
4.00%, 04/17/25 ............ USD 8,150 7,955,315
0.13%, 11/15/25 ............ EUR 4,500 3,975,024
4.20%, 04/17/28 ............ USD 3,630 3,453,806
General Motors Co.
5.40%, 10/02/23 ............ 7,700 7,700,770
5.40%, 10/15/29 ............ 12,498 11,523,739
5.95%, 04/01/49 ............ 4,582 3,821,985
General Motors Financial Co., Inc.
5.10%, 01/17/24 ............ 1,314 1,309,213
3.95%, 04/13/24 ............ 202 197,016
3.80%, 04/07/25 ............ 10,000 9,525,160
4.35%, 04/09/25 ............ 6,355 6,136,360
2.35%, 02/26/27 ............ 15,000 12,727,649
0.60%, 05/20/27
(d)
........... EUR 3,740 2,975,810
Security
Par (000)
Par (000) Value
United States (continued)
2.70%, 08/20/27 ............ USD 31,919 $ 27,026,415
2.35%, 01/08/31 ............ 2,751 1,996,287
George Washington University (The),
Series 2018, 4.13%
,
09/15/48 ... 5,324 4,337,618
Georgia-Pacific LLC
3.73%, 07/15/23
(a)
........... 8,000 7,947,797
8.00%, 01/15/24 ............ 1,423 1,479,147
3.60%, 03/01/25
(a)
........... 1,170 1,128,547
Gilead Sciences, Inc.
3.65%, 03/01/26 ............ 9,590 9,115,552
1.65%, 10/01/30 ............ 2,751 2,109,441
2.80%, 10/01/50 ............ 11,663 7,202,672
Global Payments, Inc.
3.75%, 06/01/23 ............ 13,279 13,157,497
4.00%, 06/01/23 ............ 5,600 5,557,115
2.65%, 02/15/25 ............ 5,107 4,773,057
GLP Capital LP
3.35%, 09/01/24 ............ 10,317 9,780,738
4.00%, 01/15/31 ............ 3,678 3,006,456
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,027,480
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 0.63%, 11/17/23
(b)
6,940 6,898,013
1.22%, 12/06/23 ............ 50,000 47,938,326
3.50%, 04/01/25 ............ 10,000 9,552,029
(SOFR + 0.61%), 0.86%, 02/12/26
(b)
1,842 1,643,434
(SOFR + 0.79%), 1.09%, 12/09/26
(b)
12,566 10,843,517
(SOFR + 0.80%), 1.43%, 03/09/27
(b)
7,186 6,177,877
(SOFR + 0.82%), 1.54%, 09/10/27
(b)
36,586 30,909,412
(SOFR + 0.91%), 1.95%, 10/21/27
(b)
12,311 10,527,914
(SOFR + 1.85%), 3.62%, 03/15/28
(b)
20,249 18,427,611
7.25%, 04/10/28 ............ GBP 4,900 5,508,036
1.25%, 02/07/29
(d)
........... EUR 22,000 17,647,200
0.88%, 05/09/29
(d)
........... 48,800 37,649,452
(SOFR + 1.25%), 2.38%, 07/21/32
(b)
USD 2,751 2,074,215
6.13%, 02/15/33 ............ 6,208 6,253,561
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 18,019 11,051,353
Grand Canyon University
3.25%, 10/01/23 ............ 6,106 6,014,410
5.13%, 10/01/28 ............ 8,775 7,939,006
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,246 932,027
GSK Consumer Healthcare Capital UK
plc, 3.13%
,
03/24/25
(a)
........ USD 350 330,381
GSK Consumer Healthcare Capital US
LLC
(a)
3.02%, 03/24/24 ............ 12,447 12,040,971
3.38%, 03/24/27 ............ 20,313 18,421,901
GXO Logistics, Inc.
1.65%, 07/15/26 ............ 1,760 1,438,079
2.65%, 07/15/31 ............ 9,270 6,563,283
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24
(d)
....... EUR 585 528,896
HCA, Inc.
5.00%, 03/15/24 ............ USD 14,955 14,857,107
5.38%, 02/01/25 ............ 23,162 22,888,094
4.50%, 02/15/27 ............ 20,000 18,670,212
3.13%, 03/15/27
(a)
........... 5,492 4,862,007
3.50%, 09/01/30 ............ 23,483 19,390,383
3.50%, 07/15/51 ............ 11,761 7,282,053
Healthpeak Properties, Inc., 1.35%
,
02/01/27 ................. 3,840 3,251,825
HF Sinclair Corp., 5.88%
,
04/01/26
(a)
. 5,975 5,856,752

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Domestic Operating Co., Inc.,
4.88%
,
01/15/30 ............ USD 435 $ 378,450
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 521 478,018
Home Depot, Inc. (The)
1.50%, 09/15/28 ............ 12,000 9,941,417
1.38%, 03/15/31 ............ 2,751 2,069,249
2.38%, 03/15/51 ............ 4,359 2,550,609
4.95%, 09/15/52 ............ 5,041 4,738,896
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 26,043,300
Horizon Therapeutics USA, Inc., 5.50%
,
08/01/27
(a)
................ 706 660,364
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 7,145 5,930,350
Howmet Aerospace, Inc., 5.90%
,
02/01/27 ................. 17,254 16,587,133
Humana, Inc.
0.65%, 08/03/23 ............ 22,755 21,972,009
1.35%, 02/03/27 ............ 837 704,910
2.15%, 02/03/32 ............ 3,116 2,367,799
Huntington Bancshares, Inc., (SOFR +
1.97%), 4.44%
,
08/04/28
(b)
..... 5,244 4,951,456
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 349 323,394
5.25%, 08/15/27
(a)
........... 327 279,340
4.75%, 01/15/28
(a)
........... 218 181,703
Intel Corp., 3.10%
,
02/15/60 ...... 828 499,570
Intercontinental Exchange, Inc.
1.85%, 09/15/32 ............ 2,751 2,026,887
3.00%, 09/15/60 ............ 6,848 4,093,255
International Business Machines Corp.
3.63%, 02/12/24 ............ 1,365 1,346,632
3.50%, 05/15/29 ............ 15,465 13,977,265
2.95%, 05/15/50 ............ 7,936 5,001,727
International Flavors & Fragrances,
Inc., 1.83%
,
10/15/27
(a)
........ 19,795 16,214,491
International Game Technology plc,
6.50%
,
02/15/25
(a)
........... 305 304,238
IQVIA, Inc., 5.00%
,
05/15/27
(a)
..... 479 446,667
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 2,856 2,821,347
John Deere Bank SA, 2.50%
,
09/14/26
(d)
................ EUR 4,150 3,954,888
John Deere Capital Corp.
1.25%, 01/10/25 ............ USD 15,000 13,920,020
4.05%, 09/08/25 ............ 7,439 7,318,514
Johnson & Johnson, 2.25%
,
09/01/50 4,359 2,687,582
JPMorgan Chase & Co.
2.70%, 05/18/23 ............ 6,251 6,190,987
(3 Month CME Term SOFR +
0.60%), 0.65%, 09/16/24
(b)
... 2,689 2,564,521
(LIBOR USD 3 Month + 1.16%),
3.22%, 03/01/25
(b)
......... 2,145 2,075,828
(3 Month CME Term SOFR +
0.58%), 0.97%, 06/23/25
(b)
... 2,046 1,892,503
(SOFR + 0.61%), 1.56%, 12/10/25
(b)
7,507 6,883,784
(SOFR + 1.85%), 2.08%, 04/22/26
(b)
7,430 6,769,388
(SOFR + 1.32%), 4.08%, 04/26/26
(b)
22,913 22,060,921
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(b)(d)
.. GBP 12,200 11,743,067
(SOFR + 1.56%), 4.32%, 04/26/28
(b)
USD 54,985 51,526,681
(SOFR + 1.89%), 2.18%, 06/01/28
(b)
6,997 5,950,930
(SOFR + 1.99%), 4.85%, 07/25/28
(b)
18,535 17,796,824
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 3 Month + 1.12%),
4.01%, 04/23/29
(b)
......... USD 8,000 $ 7,212,875
(3 Month CME Term SOFR +
1.11%), 1.76%, 11/19/31
(b)
.... 2,751 2,010,785
(SOFR + 1.07%), 1.95%, 02/04/32
(b)
7,745 5,729,215
(SOFR + 1.51%), 2.53%, 11/19/41
(b)
7,110 4,438,672
5.40%, 01/06/42 ............ 2,030 1,876,839
4.95%, 06/01/45 ............ 1,465 1,222,036
(SOFR + 2.44%), 3.11%, 04/22/51
(b)
4,088 2,580,845
JPMorgan Chase Bank NA, 0.00%
,
12/28/23
(d)(k)(l)
............... 10,000 9,325,000
Kaiser Foundation Hospitals, Series
2021, 2.81%
,
06/01/41 ........ 9,354 6,527,914
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 118 113,916
Keurig Dr Pepper, Inc.
3.95%, 04/15/29 ............ 12,000 10,898,547
3.80%, 05/01/50 ............ 1,430 1,014,992
KeyBank NA, 4.15%
,
08/08/25 ..... 3,465 3,358,600
Kilroy Realty LP, 2.50%
,
11/15/32 ... 2,751 1,977,368
Kimco Realty Corp., 2.25%
,
12/01/31 2,751 2,063,554
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
5,261 4,817,282
KLA Corp., 4.65%
,
11/01/24 ....... 6,220 6,198,820
Kraft Heinz Foods Co.
4.13%, 07/01/27
(d)
........... GBP 2,985 2,937,033
4.38%, 06/01/46 ............ USD 8,000 6,219,184
Laboratory Corp. of America Holdings,
3.60%
,
02/01/25 ............ 449 433,257
Lam Research Corp., 3.75%
,
03/15/26 5,704 5,470,214
Lamar Media Corp., 3.75%
,
02/15/28 261 227,987
Level 3 Financing, Inc.
(a)
4.63%, 09/15/27 ............ 435 359,997
4.25%, 07/01/28 ............ 2,148 1,675,462
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(b)(d)
............... EUR 9,425 7,852,165
Lightning eMotors, Inc., 7.50%
,
05/18/25
(a)(l)
................ USD 4,313 2,868,130
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 9,964 7,423,180
Litigation Systems, Inc., 4.00%
,
10/30/27
(c)
................ 12,898 12,285,084
Lowe's Cos., Inc.
4.00%, 04/15/25 ............ 7,155 7,010,068
4.40%, 09/08/25 ............ 7,765 7,646,504
3.35%, 04/01/27 ............ 9,489 8,788,143
1.70%, 10/15/30 ............ 14,506 10,937,724
5.13%, 04/15/50 ............ 119 108,516
3.00%, 10/15/50 ............ 22,542 13,803,551
4.25%, 04/01/52 ............ 13,345 10,218,280
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 15,320 13,181,481
LyondellBasell Industries NV, 5.75%
,
04/15/24 ................. 19,111 19,262,626
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 9,020,910
Macy's Retail Holdings LLC, 5.88%
,
03/15/30
(a)
................ 3,800 3,005,610
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 3,188 3,117,183
Marsh & McLennan Cos., Inc., 4.20%
,
03/01/48 ................. 3,980 3,163,269
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 588 520,104

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ USD 8,375 $ 7,515,495
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 440,854
Mauser Packaging Solutions Holding
Co., 5.50%
,
04/15/24
(a)
........ 5,504 5,228,800
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 3,585 3,369,398
McLaren Health Care Corp., Series A,
4.39%
,
05/15/48 ............ 3,666 3,090,279
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 45,890 36,789,554
Medtronic Global Holdings SCA, 2.63%
,
10/15/25 ................. EUR 4,940 4,762,996
Merck & Co., Inc.
2.45%, 06/24/50 ............ USD 4,359 2,682,374
2.90%, 12/10/61 ............ 14,000 8,770,359
Meta Platforms, Inc., 3.50%
,
08/15/27
(a)
12,000 11,221,358
Metropolitan Life Global Funding I
(a)
4.05%, 08/25/25 ............ 7,422 7,196,269
1.88%, 01/11/27 ............ 637 556,091
MGM Resorts International
5.75%, 06/15/25 ............ 109 104,168
4.63%, 09/01/26 ............ 391 345,808
5.50%, 04/15/27 ............ 1,517 1,363,040
Microchip Technology, Inc., 4.25%
,
09/01/25 ................. 1,485 1,434,206
Micron Technology, Inc., 3.48%
,
11/01/51 .................. 2,489 1,472,309
Microsoft Corp.
3.13%, 11/03/25 ............ 26,105 25,068,415
2.68%, 06/01/60 ............ 4,359 2,740,962
Mid-America Apartments LP, 4.30%
,
10/15/23 ................. 9,748 9,676,803
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 6,911 5,693,109
Mondelez International Holdings
Netherlands BV
(a)
4.25%, 09/15/25 ............ 10,000 9,788,350
1.25%, 09/24/26 ............ 983 842,682
Mondelez International, Inc., 1.50%
,
02/04/31 ................. 2,751 2,019,233
Moody's Corp.
2.55%, 08/18/60 ............ 1,065 578,330
3.10%, 11/29/61 ............ 3,294 2,007,090
Morgan Stanley
(SOFR + 0.47%), 0.56%, 11/10/23
(b)
14,465 14,385,641
(SOFR + 0.46%), 0.53%, 01/25/24
(b)
16,300 16,034,347
(SOFR + 1.16%), 3.62%, 04/17/25
(b)
17,921 17,404,230
(SOFR + 0.53%), 0.79%, 05/30/25
(b)
15,956 14,685,927
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
1,562 1,330,334
(SOFR + 1.00%), 2.48%, 01/21/28
(b)
21,862 19,107,386
(SOFR + 1.61%), 4.21%, 04/20/28
(b)
31,932 29,879,308
(SOFR + 1.03%), 1.79%, 02/13/32
(b)
2,751 2,010,489
7.25%, 04/01/32 ............ 5,138 5,579,659
(SOFR + 1.43%), 2.80%, 01/25/52
(b)
4,359 2,631,516
Mosaic Co. (The), 5.45%
,
11/15/33 .. 6,234 5,870,103
Motorola Solutions, Inc.
4.60%, 02/23/28 ............ 2,470 2,331,970
2.75%, 05/24/31 ............ 5,052 3,855,660
MPT Operating Partnership LP
5.25%, 08/01/26 ............ 218 199,617
5.00%, 10/15/27 ............ 610 527,192
4.63%, 08/01/29 ............ 392 315,391
Security
Par (000)
Par (000) Value
United States (continued)
National Rural Utilities Cooperative
Finance Corp., 0.35%
,
02/08/24 .. USD 408 $ 384,767
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 2,465 2,104,494
5.50%, 08/15/28 ............ 7,695 6,042,457
5.13%, 12/15/30 ............ 7,284 5,282,357
5.75%, 11/15/31 ............ 3,441 2,523,542
Netflix, Inc.
3.63%, 05/15/27 ............ EUR 13,000 11,977,638
4.63%, 05/15/29 ............ 18,099 16,545,298
3.63%, 06/15/30
(d)
........... 3,100 2,590,656
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 2,117 1,706,598
New York Life Global Funding, 4.35%
,
09/16/25
(d)
................ GBP 5,880 6,256,744
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ USD 2,431 2,234,837
4.75%, 11/01/28 ............ 4,104 3,488,400
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 ............ 9,028 8,770,217
4.26%, 09/01/24 ............ 10,000 9,856,242
4.45%, 06/20/25 ............ 5,724 5,623,959
1.90%, 06/15/28 ............ 4,475 3,704,319
2.44%, 01/15/32 ............ 6,776 5,271,319
3.00%, 01/15/52 ............ 5,165 3,295,492
NGPL PipeCo LLC, 7.77%
,
12/15/37
(a)
15,327 15,490,768
Norfolk Southern Corp., 2.90%
,
08/25/51 ................. 7,505 4,753,250
Northern Oil & Gas, Inc., 8.13%
,
03/01/28
(a)
................ 1,040 975,000
Northern States Power Co.
3.20%, 04/01/52 ............ 5,555 3,859,918
4.50%, 06/01/52 ............ 6,633 5,829,886
Northern Trust Corp., 4.00%
,
05/10/27 12,505 12,058,269
NortonLifeLock, Inc.
(a)
6.75%, 09/30/27 ............ 10,504 10,078,903
7.13%, 09/30/30 ............ 4,730 4,574,903
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(d)
................ EUR 1,615 1,242,879
NRG Energy, Inc.
5.75%, 01/15/28 ............ USD 713 658,014
5.25%, 06/15/29
(a)
........... 319 279,125
NVIDIA Corp., 2.85%
,
04/01/30 .... 7,565 6,483,665
OA Leasing Corp., 8.00%
,
01/21/24
(c)
AUD 3,090 1,941,929
Occidental Petroleum Corp., 8.50%
,
07/15/27 ................. USD 9,955 10,653,841
OhioHealth Corp., Series 2020, 3.04%
,
11/15/50 .................. 1,592 1,109,304
OI European Group BV
(d)
3.13%, 11/15/24 ............ EUR 630 571,606
2.88%, 02/15/25 ............ 4,279 3,753,302
Olympus Water US Holding Corp.,
3.88%
,
10/01/28
(d)
........... 1,004 743,874
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 ............ USD 11,100 10,604,101
5.75%, 03/15/29 ............ 1,477 1,518,545
4.15%, 06/01/32
(a)
........... 3,154 2,936,194
Oracle Corp.
3.40%, 07/08/24 ............ 8,354 8,119,687
2.50%, 04/01/25 ............ 1,650 1,537,567
3.13%, 07/10/25 ............ EUR 4,100 4,000,396
2.30%, 03/25/28 ............ USD 6,775 5,658,244
2.95%, 04/01/30 ............ 40,000 32,242,647
3.60%, 04/01/50 ............ 22,711 14,210,328

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
3.95%, 03/25/51 ............ USD 26,526 $ 17,592,187
3.85%, 04/01/60 ............ 2,456 1,484,664
Organon & Co., 5.13%
,
04/30/31
(a)
.. 4,300 3,522,388
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 283 247,215
4.63%, 03/15/30 ............ 218 169,852
Owens & Minor, Inc., 6.63%
,
04/01/30
(a)
1,421 1,250,480
Owl Rock Capital Corp., 4.00%
,
03/30/25 ................. 209 196,310
PACCAR Financial Corp., 3.55%
,
08/11/25 .................. 12,000 11,649,907
Pacific Gas & Electric Co.
3.75%, 02/15/24 ............ 1,455 1,412,038
4.95%, 06/08/25 ............ 6,440 6,251,431
5.45%, 06/15/27 ............ 5,000 4,710,040
3.25%, 06/01/31 ............ 1,750 1,335,180
5.90%, 06/15/32 ............ 2,990 2,726,633
4.50%, 07/01/40 ............ 14,900 10,839,991
4.20%, 06/01/41 ............ 740 507,524
4.60%, 06/15/43 ............ 2,995 2,110,788
3.50%, 08/01/50 ............ 2,554 1,554,265
Paramount Global
3.38%, 02/15/28 ............ 2,600 2,301,142
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(b)
... 12,544 10,836,743
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 9,753 7,899,930
Parker-Hannifin Corp., 4.25%
,
09/15/27 3,981 3,791,716
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 241,462
PeaceHealth Obligated Group, Series
2018, 4.79%
,
11/15/48 ........ 1,293 1,128,772
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 15,430 16,606,538
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 31,270 28,533,875
6.88%, 04/01/27 ............ 4,962 4,800,512
PG&E Wildfire Recovery Funding LLC,
Series A-5, 5.10%
,
06/01/52 .... 208 197,914
Picard Midco, Inc., 6.50%
,
03/31/29
(a)
49,643 41,933,442
Piedmont Healthcare, Inc., Series 2042,
2.72%
,
01/01/42 ............ 6,383 4,292,085
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
1,190 1,157,275
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 22,000 13,480,405
7.25%, 03/15/29 ............ 16,525 9,873,687
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,399,545
PNC Bank NA
3.25%, 06/01/25 ............ 13,500 12,928,878
4.20%, 11/01/25 ............ 2,576 2,506,448
Potomac Electric Power Co., 3.60%
,
03/15/24 ................. 530 520,862
Principal Life Global Funding II
(a)
0.75%, 04/12/24 ............ 990 923,908
1.25%, 08/16/26 ............ 917 786,459
Progressive Corp. (The)
2.50%, 03/15/27 ............ 5,320 4,805,325
3.20%, 03/26/30 ............ 6,075 5,337,123
Prologis LP, 4.63%
,
01/15/33 ...... 6,898 6,556,819
Providence St Joseph Health Obligated
Group, Series 21A, 2.70%
,
10/01/51 3,599 2,161,577
Prudential Financial, Inc.
4.60%, 05/15/44 ............ 1,202 1,026,155
Security
Par (000)
Par (000) Value
United States (continued)
3.94%, 12/07/49 ............ USD 5,125 $ 3,905,748
Puget Energy, Inc., 3.65%
,
05/15/25 . 241 227,977
QUALCOMM, Inc., 3.25%
,
05/20/27 . 3,271 3,062,684
Range Resources Corp., 5.00%
,
03/15/23 ................. 2,325 2,317,072
Realty Income Corp.
4.60%, 02/06/24 ............ 235 234,259
1.80%, 03/15/33 ............ 36 25,247
Regions Financial Corp., 2.25%
,
05/18/25 ................. 1,877 1,738,410
Republic Services, Inc.
2.90%, 07/01/26 ............ 7,650 7,027,638
1.45%, 02/15/31 ............ 6,026 4,499,102
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 716,880
RMIT Cash Management LLC, Series
2021-3, 3.88%
,
10/17/33
(c)
..... 43,330 38,997,000
Rocket Mortgage LLC
(a)
3.63%, 03/01/29 ............ 11,968 9,211,171
3.88%, 03/01/31 ............ 5,216 3,780,838
Roper Technologies, Inc., 1.75%
,
02/15/31 ................. 2,751 2,027,002
Royalty Pharma plc
1.20%, 09/02/25 ............ 3,355 2,965,803
1.75%, 09/02/27 ............ 2,600 2,148,591
2.20%, 09/02/30 ............ 12,775 9,737,150
2.15%, 09/02/31 ............ 2,751 2,026,366
3.35%, 09/02/51 ............ 2,489 1,500,785
RWJ Barnabas Health, Inc., 3.48%
,
07/01/49 ................. 3,026 2,203,846
Ryder System, Inc., 2.50%
,
09/01/24 2,406 2,296,404
S&P Global, Inc., 1.25%
,
08/15/30 .. 2,751 2,059,760
Sabine Pass Liquefaction LLC, 5.75%
,
05/15/24 ................. 295 296,080
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 10,710 10,253,861
7.38%, 09/01/25 ............ 4,215 3,775,084
Salesforce, Inc., 2.90%
,
07/15/51 ... 4,359 2,879,285
San Diego Gas & Electric Co., 2.95%
,
08/15/51 ................. 10,000 6,496,054
SCIL IV LLC
(d)
4.38%, 11/01/26 ............ EUR 481 374,766
(EURIBOR 3 Month + 4.38%),
4.64%, 11/01/26
(b)
......... 2,347 2,098,912
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ USD 26,248 24,697,268
Sempra Energy, 3.70%
,
04/01/29 ... 5,806 5,185,415
Service Properties Trust
4.50%, 06/15/23 ............ 17,112 16,705,590
4.35%, 10/01/24 ............ 6,591 5,834,749
4.50%, 03/15/25 ............ 5,364 4,480,486
7.50%, 09/15/25 ............ 8,341 7,798,835
5.50%, 12/15/27 ............ 1,318 1,070,570
Sherwin-Williams Co. (The), 4.05%
,
08/08/24 ................. 12,000 11,800,206
Shire Acquisitions Investments Ireland
DAC, 2.88%
,
09/23/23 ........ 40,195 39,309,097
Silgan Holdings, Inc.
3.25%, 03/15/25 ............ EUR 6,300 5,798,342
2.25%, 06/01/28 ............ 1,922 1,506,473
Simon Property Group LP, 3.75%
,
02/01/24 ................. USD 751 740,182
Sirius XM Radio, Inc.
(a)
5.00%, 08/01/27 ............ 1,302 1,194,585

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
5.50%, 07/01/29 ............ USD 3,568 $ 3,209,354
Sitio Royalties Corp., 7.84%
,
09/21/26
(b)
55,947 54,828,060
Sitka Holdings LLC, (LIBOR USD 3
Month + 4.50%), 8.17%
,
07/06/26
(a)
(b)
...................... 10,145 9,700,772
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 5,860 5,685,226
Sonoco Products Co., 2.25%
,
02/01/27 11,664 10,330,118
Southern California Edison Co., Series
H, 3.65%
,
06/01/51 .......... 5,905 4,110,516
Southern Co. (The), (EUR Swap Annual
5 Year + 2.11%), 1.88%
,
09/15/81
(b)
EUR 16,249 11,067,759
Sprint Corp.
7.88%, 09/15/23 ............ USD 28,192 28,479,981
7.13%, 06/15/24 ............ 5,125 5,201,670
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 3,208 2,755,640
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 434 384,051
4.75%, 01/15/28 ............ 1,345 1,136,364
Stanley Black & Decker, Inc., 2.30%
,
02/24/25 ................. 342 322,657
State Street Corp., (SOFR + 0.56%),
1.68%
,
11/18/27
(b)
........... 7,050 6,151,816
Steel Dynamics, Inc.
3.45%, 04/15/30 ............ 4,125 3,480,811
3.25%, 10/15/50 ............ 2,985 1,821,495
Stellantis NV, 3.38%
,
07/07/23
(d)
.... EUR 4,110 4,037,834
Stem, Inc., 0.50%
,
12/01/28
(a)(l)
..... USD 1,234 915,628
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 875 718,424
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(c)
........ 3,429 3,334,235
Sun Country, Inc.
(c)
Series 2019-1B, 4.70%, 12/15/25 3,906 3,677,169
4.84%, 03/15/31 ............ 8,662 8,132,027
Sunoco LP
6.00%, 04/15/27 ............ 521 496,800
5.88%, 03/15/28 ............ 3,502 3,177,867
4.50%, 04/30/30 ............ 12,203 9,975,952
Sutter Health, Series 2018, 3.70%
,
08/15/28 ................. 4,931 4,448,798
Talen Energy Supply LLC
(a)(g)(o)
7.25%, 05/15/27 ............ 18,526 18,942,835
6.63%, 01/15/28 ............ 15,140 15,329,250
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 16,966 15,509,893
Targa Resources Partners LP
6.50%, 07/15/27 ............ 327 323,187
5.00%, 01/15/28 ............ 327 302,486
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 6,372 5,933,925
TEGNA, Inc.
4.63%, 03/15/28 ............ 2,091 1,930,521
5.00%, 09/15/29 ............ 479 440,939
Tenet Healthcare Corp.
4.63%, 07/15/24 ............ 333 322,005
4.88%, 01/01/26
(a)
........... 915 850,282
6.25%, 02/01/27
(a)
........... 653 609,347
5.13%, 11/01/27
(a)
........... 653 585,929
4.63%, 06/15/28
(a)
........... 861 752,485
4.25%, 06/01/29
(a)
........... 34,264 28,379,158
4.38%, 01/15/30
(a)
........... 18,009 15,032,112
6.13%, 06/15/30
(a)
........... 9,286 8,505,976
Security
Par (000)
Par (000) Value
United States (continued)
Texas Capital Bank NA, (LIBOR USD 3
Month + 4.50%), 8.17%
,
09/30/24
(a)
(b)
...................... USD 33,200 $ 31,918,016
Thermo Fisher Scientific Finance I BV,
0.00%
,
11/18/25 ............ EUR 4,400 3,901,317
T-Mobile USA, Inc.
3.75%, 04/15/27 ............ USD 8,000 7,382,726
2.05%, 02/15/28 ............ 5,298 4,396,301
2.40%, 03/15/29 ............ 8,314 6,785,670
2.25%, 11/15/31 ............ 2,751 2,073,221
2.70%, 03/15/32 ............ 8,631 6,736,212
4.50%, 04/15/50 ............ 2,060 1,649,141
3.30%, 02/15/51 ............ 8,361 5,447,181
3.40%, 10/15/52 ............ 3,684 2,432,132
3.60%, 11/15/60 ............ 2,489 1,597,433
Toyota Motor Credit Corp.
1.80%, 02/13/25 ............ 4,077 3,802,784
3.05%, 03/22/27 ............ 2,414 2,222,989
1.90%, 09/12/31 ............ 2,751 2,128,179
TransDigm, Inc.
(a)
8.00%, 12/15/25 ............ 1,489 1,510,159
6.25%, 03/15/26 ............ 7,243 7,025,710
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(a)
................ 14,169 13,743,639
Transocean Proteus Ltd., 6.25%
,
12/01/24
(a)
................ 1,653 1,554,102
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 11,685 10,104,020
5.70%, 06/15/28 ............ 562 478,068
Truist Bank
3.30%, 05/15/26 ............ 5,628 5,220,334
3.80%, 10/30/26 ............ 6,489 6,102,531
TWDC Enterprises 18 Corp., 3.15%
,
09/17/25 ................. 1,598 1,524,719
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 2,936 2,141,059
Union Pacific Corp., 2.75%
,
03/01/26 USD 6,170 5,751,116
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 434 419,398
3.88%, 11/15/27 ............ 327 292,614
4.88%, 01/15/28 ............ 1,450 1,329,418
5.25%, 01/15/30 ............ 327 295,945
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 14,048,069
UnitedHealth Group, Inc.
3.10%, 03/15/26 ............ 3,393 3,209,389
3.38%, 04/15/27 ............ 8,090 7,619,033
3.88%, 12/15/28 ............ 8,171 7,659,762
2.90%, 05/15/50 ............ 6,743 4,428,783
3.13%, 05/15/60 ............ 2,889 1,848,956
Uniti Group LP, 7.88%
,
02/15/25
(a)
.. 4,445 4,338,320
University of Southern California,
3.03%
,
10/01/39 ............ 208 160,241
Univision Communications, Inc.
(a)
6.63%, 06/01/27 ............ 6,455 6,091,664
7.38%, 06/30/30 ............ 6,555 6,255,404
US Bancorp
3.10%, 04/27/26 ............ 2,063 1,927,549
(SOFR + 0.73%), 2.22%, 01/27/28
(b)
25,768 22,696,527
(SOFR + 1.66%), 4.55%, 07/22/28
(b)
19,527 18,817,298
Ventas Realty LP
3.75%, 05/01/24 ............ 13,500 13,187,317
2.65%, 01/15/25 ............ 213 200,320

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... USD 5,496 $ 4,273,140
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 1,293 1,396,658
2.63%, 08/15/26 ............ USD 878 797,469
4.13%, 03/16/27 ............ 4,800 4,584,095
2.10%, 03/22/28 ............ 8,000 6,753,707
1.13%, 11/03/28 ............ GBP 4,900 4,010,127
3.88%, 02/08/29 ............ USD 13,797 12,595,025
2.36%, 03/15/32 ............ 27,902 21,395,976
2.88%, 11/20/50 ............ 3,565 2,180,029
2.99%, 10/30/56 ............ 11,003 6,540,425
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
5,274 4,245,570
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 3,630 3,020,051
Viatris, Inc., 4.00%
,
06/22/50 ...... 2,489 1,489,895
VICI Properties LP
5.63%, 05/01/24
(a)
........... 6,773 6,656,166
3.50%, 02/15/25
(a)
........... 12,437 11,496,265
4.38%, 05/15/25 ............ 1,274 1,213,026
4.50%, 09/01/26
(a)
........... 434 396,340
4.25%, 12/01/26
(a)
........... 6,271 5,660,167
5.75%, 02/01/27
(a)
........... 4,419 4,163,935
3.75%, 02/15/27
(a)
........... 8,266 7,239,859
4.63%, 12/01/29
(a)
........... 5,361 4,650,882
4.13%, 08/15/30
(a)
........... 5,119 4,275,491
5.13%, 05/15/32 ............ 12,876 11,413,283
5.63%, 05/15/52 ............ 4,700 3,888,726
Visa, Inc.
1.10%, 02/15/31 ............ 2,751 2,058,503
2.00%, 08/15/50 ............ 4,359 2,494,985
Vistra Operations Co. LLC
(a)
3.55%, 07/15/24 ............ 19,463 18,544,934
5.13%, 05/13/25 ............ 27,032 26,171,039
5.63%, 02/15/27 ............ 1,129 1,057,026
5.00%, 07/31/27 ............ 6,425 5,803,382
VMware, Inc.
0.60%, 08/15/23 ............ 1,161 1,117,774
4.65%, 05/15/27 ............ 7,659 7,315,627
1.80%, 08/15/28 ............ 4,241 3,362,175
4.70%, 05/15/30 ............ 26,083 23,464,162
2.20%, 08/15/31 ............ 24,962 18,168,974
Walmart, Inc., 2.65%
,
09/22/51 .... 4,359 2,924,549
Walt Disney Co. (The)
2.00%, 09/01/29 ............ 14,615 11,944,162
3.80%, 03/22/30 ............ 7,900 7,182,910
6.65%, 11/15/37 ............ 4,830 5,268,401
2.75%, 09/01/49 ............ 4,359 2,765,598
Warnermedia Holdings, Inc.
(a)
3.43%, 03/15/24 ............ 16,953 16,380,005
3.64%, 03/15/25 ............ 8,898 8,426,601
3.79%, 03/15/25 ............ 1,149 1,084,702
Washington Mutual Bank
(c)(g)(o)
0.00%, 09/21/17
(k)
........... 15,753 2
0.00%, 09/21/17
(b)
........... 25,126 2
Washington Mutual Escrow Bonds
(c)(g)(o)
0.00%, 11/06/09 ............ 45,161 451,610
0.00%, 09/19/17
(k)
........... 2,631 —
Washington Mutual, Inc., 0.00%
,
10/03/17
(b)(c)(g)(o)
............. 14,745 1
Waste Management, Inc.
1.15%, 03/15/28 ............ 4,550 3,731,000
1.50%, 03/15/31 ............ 2,751 2,085,676
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 2,502,486
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo & Co.
(b)
(LIBOR USD 3 Month + 0.75%),
2.16%, 02/11/26 .......... USD 24,006 $ 22,102,548
(SOFR + 1.98%), 4.81%, 07/25/28 11,604 11,067,026
Welltower, Inc.
4.50%, 01/15/24 ............ 18,216 18,052,533
4.00%, 06/01/25 ............ 4,125 3,953,790
2.05%, 01/15/29 ............ 7,945 6,381,629
2.75%, 01/15/32 ............ 15,000 11,642,339
Western Alliance Bancorp, 6.47%
,
12/30/24
(b)
................ 102,400 102,322,137
Western Digital Corp.
1.50%, 02/01/24
(e)(l)
.......... 1,985 1,879,782
4.75%, 02/15/26 ............ 10,805 10,005,214
Westinghouse Air Brake Technologies
Corp., 4.40%
,
03/15/24
(e)
...... 270 264,915
Westlake Corp., 5.00%
,
08/15/46 ... 3,681 3,050,030
William Lyon Homes, Inc., 6.63%
,
07/15/27
(a)
................ 1,621 1,523,740
Williams Cos., Inc. (The), 3.90%
,
01/15/25 ................. 206 199,362
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,330 1,627,006
Workday, Inc., 3.70%
,
04/01/29 .... USD 5,821 5,220,601
WRKCo, Inc.
3.90%, 06/01/28 ............ 10,557 9,697,352
4.90%, 03/15/29 ............ 1,319 1,260,970
Wyeth LLC, 6.45%
,
02/01/24 ...... 235 239,950
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ 8,903 8,335,434
5.25%, 05/15/27 ............ 1,624 1,429,445
Wynn Resorts Finance LLC
(a)
7.75%, 04/15/25 ............ 8,896 8,689,722
5.13%, 10/01/29 ............ 8,102 6,548,036
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 29,340 26,391,917
5.50%, 08/15/28 ............ 10,855 8,659,744
XHR LP
(a)
6.38%, 08/15/25 ............ 2,317 2,223,671
4.88%, 06/01/29 ............ 3,000 2,473,545
5,251,823,710
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(d)
........... 1,721 1,335,926
Zambia — 0.0%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 3,660 3,486,150
6.88%, 03/01/26 ............ 4,815 4,409,842
7,895,992
Total Corporate Bonds — 23.7%
(Cost: $11,399,245,880) ........................... 9,495,488,130

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Canada — 0.0%
(b)
Arterra Wines Canada, Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
7.14%
,
 11/24/27
(i)
........... USD 995 $ 931,201
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.94%
,
 04/30/26 ............ EUR 6,061 5,319,674
GFL Environmental, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%),
5.81%
,
 05/30/25
(i)
........... USD 995 982,878
Kestrel Bidco, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
5.99%
,
 12/11/26 ............ 6 5,016
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 7.60%
,
 11/01/26 ....... 1,538 1,464,945
8,703,714
European Union — 0.1%
Project Casavo, Term Loan, (EURIBOR
3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(b)(c)(j)
........ EUR 35,664 34,952,242
France — 0.0%
(b)
Altice France SA, Term Loan B13,
(LIBOR USD 3 Month + 4.00%),
6.91%
,
 08/14/26
(c)(i)
.......... USD 997 902,656
Bidco SB, Facility Term Loan B,
(EURIBOR 6 Month + 3.75%),
3.98%
,
 11/16/28 ............ EUR 2,500 2,278,616
Emeria Holding, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
4.62%
,
 03/27/28 ............ 2,500 2,184,997
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 4.00%),
5.19%
,
 03/03/28 ............ 1,000 903,792
Tarkett Participation, Facility Term Loan
B, (EURIBOR 6 Month + 3.68%),
3.91%
,
 04/21/28 ............ 1,888 1,470,655
7,740,716
Germany — 0.1%
(b)
Minimax Viking GmbH, Facility Term
Loan B1C, (LIBOR USD 1 Month +
2.50%), 5.62%
,
 07/31/25
(i)
...... USD 995 958,748
Nidda Healthcare Holding GmbH,
Facility Term Loan F
(b)
(EURIBOR 6 Month + 3.50%),
3.50%, 08/21/26 .......... EUR 5,000 4,353,039
(LIBOR GBP 6 Month + 4.50%),
6.72%, 08/21/26
(c)
......... GBP 2,000 1,942,797
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.53%
,
 01/16/25 ............ EUR 7,300 6,671,445
Springer Nature Deutschland GmbH,
Term Loan B18, (LIBOR USD 1
Month + 3.00%), 5.52%
,
 08/14/26
(i)
USD 1,000 968,500
Tele Columbus AG, Facility Term Loan
A3, (EURIBOR 6 Month + 3.50%),
5.36%
,
 10/15/24 ............ EUR 3,100 2,500,797
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month +
3.50%), 6.87%
,
 07/30/27
(i)
...... USD 998 954,278
Security
Par (000)
Par (000) Value
Germany (continued)
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 5.13%
,
 10/02/26 ...... EUR 5,060 $ 3,432,359
21,781,963
Jersey, Channel Islands — 0.0%
(b)(c)
New Look Corp. Ltd., Term Loan
(LIBOR GBP 6 Month + 0.00%),
16.50%, 11/10/27 ......... GBP 214 227,407
(LIBOR GBP 1 Month + 0.00%),
0.00%, 11/09/29 .......... 161 35,953
Vita Global FinCo Ltd., Facility Term
Loan, (LIBOR GBP 1 Month +
7.00%), 8.69%
,
 07/06/27 ...... 7,799 8,327,958
Vita Global FinCo Ltd., Term Loan,
(EURIBOR 6 Month + 7.00%),
0.00% - 15.00%
,
 01/01/28 ...... EUR 12,999 12,183,087
20,774,405
Luxembourg — 0.2%
(b)
AEA International Holdings SARL, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 7.44%
,
 09/07/28
(c)
USD 7,353 7,151,020
AI Convoy SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 3.50%),
5.05%
,
 01/18/27
(i)
........... 995 961,241
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 5.19%
,
 07/03/28 ...... EUR 6,600 5,580,940
ICON plc, Term Loan, (LIBOR USD 3
Month + 2.25%), 5.94%
,
 07/03/28
(i)
USD 749 731,472
Jazz Pharmaceuticals plc, Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 05/05/28
(b)(i)
........ 24,903 24,031,112
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
3.68%), 4.87%
,
 04/12/28 ...... EUR 1,564 1,225,319
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, (LIBOR
USD 3 Month + 9.25%), 0.00% -
15.00%
,
 01/01/38
(c)
.......... USD 24,507 24,384,465
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw
Term Loan, (LIBOR USD 3
Month + 11.50%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 2,875 2,813,627
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 11.50%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 18,657 18,261,002
Rainbow UK Holdco Ltd., Term Loan
B2, (EURIBOR 6 Month + 3.75%),
4.66%
,
 02/24/29 ............ EUR 2,600 2,263,580
87,403,778
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (LIBOR USD 3 Month
+ 3.75%), 5.25%
,
 02/21/23
(b)(c)
... USD 2,240 38,080

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Netherlands — 0.0%
(b)
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
5.23%
,
 10/14/27 ............ EUR 9,000 $ 8,033,931
Nobel Bidco BV, Facility Term Loan
B, (EURIBOR 6 Month + 3.50%),
3.50%
,
 09/01/28 ............ 6,000 4,241,166
Nouryon Finance BV, Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.87%
,
 10/01/25
(i)
........... USD 993 929,964
13,205,061
Puerto Rico — 0.0%
Evertec Group LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 11/27/24
(b)(i)
.......... 994 984,965
Spain — 0.1%
(b)
Challenger, Term Loan, (EURIBOR
1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... EUR 37,103 35,726,321
Invictus Media SLU, Facility 2nd Lien
Term Loan, (EURIBOR 6 Month +
7.50%), 7.73%
,
 12/26/25 ...... 97 76,199
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,619 1,310,067
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 6.00%),
6.00%
,
 03/31/25
(c)
........... 1 1,064
37,113,651
Sweden — 0.0%
(b)
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.48%
,
 07/04/24 ...... 500 448,373
Quimper AB, Facility Term Loan B1,
(EURIBOR 3 Month + 2.93%),
4.09%
,
 02/16/26 ............ 8,375 7,216,156
7,664,529
United Kingdom — 0.2%
(b)
Connect Finco SARL, Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 12/11/26
(b)(i)
........ USD 15,327 14,225,512
Emerald 2 Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
6.92%
,
 07/12/28
(i)
........... 995 957,074
Entain plc, Facility Term Loan B,
(LIBOR USD 3 Month + 2.50%),
6.17%
,
 03/29/27 ............ 3 3,016
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (LIBOR USD 1
Month + 2.25%), 5.37%
,
 01/29/27
(i)
995 936,957
INEOS Styrolution Group GmbH, Term
Loan B, (LIBOR USD 1 Month +
2.75%), 5.87%
,
 01/29/26
(i)
...... 995 925,733
Mercia, Term Loan A1, (LIBOR
GBP 1 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... GBP 14,171 15,724,298
Mercia, Term Loan A2, (LIBOR
GBP 1 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 29,233 32,438,011
Mercia, Term Loan B1, (LIBOR
GBP 1 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 1,646 1,826,405
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 5,414 $ 4,569,894
71,606,900
United States — 3.8%
(b)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
7.13% - 7.92%
,
 05/17/28 ...... USD 8,601 6,313,721
Advantage Sales & Marketing, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 4.50%), 8.28%
,
 10/28/27
(i)
995 884,668
Ahead DB Holdings LLC, 1st Lien Term
Loan B, (LIBOR USD 3 Month +
3.75%), 7.43%
,
 10/18/27
(i)
...... 995 947,085
AHP Health Partners, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 08/24/28
(i)
........... 746 709,621
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(LIBOR USD 1 Month + 3.75%),
6.87%, 02/02/26 .......... 8,230 7,221,720
(LIBOR USD 1 Month + 4.75%),
7.74%, 02/02/26
(c)
......... 3,299 2,935,925
AIT Worldwide Logistics Holdings, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 4.75%), 7.04%
,
 04/06/28
(i)
995 906,671
AlixPartners LLP, Term Loan
(b)
(EURIBOR 3 Month + 3.25%),
4.44%, 02/04/28 .......... EUR 985 894,155
(LIBOR USD 1 Month + 2.75%),
5.87%, 02/04/28
(i)
......... USD 995 953,728
Allied Universal Holdco LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 6.87%
,
 05/12/28 ...... 7,425 6,512,002
Allspring Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%),
6.69%
,
 11/01/28
(i)
........... 998 966,577
Altar BidCo, Inc., 1st Lien Term Loan
(SOFR 12 Month + 3.10%), 4.95% -
5.50%, 02/01/29
(b)(i)
........ 29,430 27,462,016
Altar BidCo, Inc., 2nd Lien Term
Loan, (SOFR 6 Month + 5.60%),
7.35%
,
 02/01/30 ............ 12,695 11,108,125
Amentum Government Services
Holdings LLC, 1st Lien Term Loan,
(SOFR 6 Month + 4.00%), 7.21% -
7.56%
,
 02/15/29
(c)(i)
.......... 998 950,119
American Auto Auction Group LLC, 1st
Lien Term Loan B, (SOFR 3 Month +
5.00%), 8.55%
,
 12/30/27 ...... 20,380 18,749,595
American Auto Auction Group LLC, 2nd
Lien Term Loan B, (SOFR 3 Month +
8.75%), 12.30%
,
 01/02/29 ...... 10,919 9,717,910
American Builders & Contractors
Supply Co., Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
5.12%
,
 01/15/27
(i)
........... 995 961,922
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 7.12%
,
 06/09/28 ...... 2,363 2,175,970
AMF MF Portfolio, Term Loan, (LIBOR
USD 1 Month + 6.67%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 4,446 4,446,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
AmWINS Group, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
5.37%
,
 02/19/28
(i)
........... USD 995 $ 949,939
Apex Group Treasury Ltd., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 6.56%
,
 07/27/28
(c)(i)
..... 995 945,226
Apex Tool Group LLC, 1st Lien Term
Loan, (SOFR 1 Month + 5.25%),
8.10%
,
 02/08/29 ............ 13,702 12,075,033
AppLovin Corp., Term Loan,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 08/15/25
(i)
........... 995 960,431
APX Group, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.24% -
8.50%
,
 07/10/28
(i)
........... 995 938,470
Arches Buyer, Inc., Term Loan,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 12/06/27
(i)
........... 1,000 896,880
Array Tech, Inc., Term Loan,
(LIBOR USD 3 Month + 3.25%),
6.21%
,
 10/14/27
(i)
........... 993 932,970
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 4.00%), 7.08%
,
 11/24/27 . 4,885 4,487,781
Ascend Performance Materials
Operations LLC, Term Loan, (SOFR
6 Month + 4.75%), 8.83%
,
 08/27/26
(i)
997 974,776
Astoria Energy LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/10/27
(i)
........... 991 957,808
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
7.07%
,
 12/15/27 ............ 1,753 938,351
Avaya, Inc., Term Loan B3, (SOFR 1
Month + 10.00%), 12.85%
,
 12/15/27 3,333 2,078,959
B&G Foods, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 10/10/26
(i)
........... 1,000 943,750
Bakelite UK Intermediate Ltd., Term
Loan, (SOFR 3 Month + 4.00%),
7.67%
,
 05/29/29 ............ 15,313 14,228,029
Bally's Corp., Facility Term Loan B
(LIBOR USD 1 Month + 3.25%),
6.55%, 10/02/28
(b)(i)
........ 31,219 28,118,279
BCP Renaissance Parent LLC, Term
Loan B3, 11/02/26
(i)(q)
......... 995 952,181
BCPE North Star US Holdco 2, Inc.,
1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 6.25% -
7.67%
,
 06/09/28 ............ 10,183 9,368,085
Beacon Roofing Supply, Inc., Term
Loan, (LIBOR USD 1 Month +
2.25%), 5.37%
,
 05/19/28
(i)
...... 995 957,651
Belron Group SA, Term Loan,
(LIBOR USD 3 Month + 2.50%),
5.38%
,
 04/13/28
(i)
........... 995 964,166
Broadstreet Partners, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
6.12%
,
 01/27/27
(i)
........... 995 939,243
Brookfield Property REIT, Inc., Term
Loan B, (SOFR 1 Month + 2.50%),
5.63%
,
 08/27/25
(i)
........... 989 954,764
Security
Par (000)
Par (000) Value
United States (continued)
Brown Group Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 06/07/28
(i)
........... USD 995 $ 943,228
Cablevision Lightpath LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
6.07%, 11/30/27
(b)(i)
........ 2,966 2,834,773
Caesars Resort Collection LLC, Term
Loan B, (LIBOR USD 1 Month +
2.75%), 5.87%
,
 12/23/24
(i)
...... 973 948,340
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 07/21/25 ...... 2,109 2,074,753
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00% - 15.00%
,
 07/01/25
(c)
..... 50,380 50,067,644
Calpine Construction Finance Co. LP,
Term Loan B, (LIBOR USD 1 Month
+ 2.00%), 5.12%
,
 01/15/25
(i)
.... 995 965,681
Calpine Corp., Term Loan, (LIBOR USD
1 Month + 2.00%), 5.12%
,
 04/05/26
(i)
995 954,646
Carnival Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
5.88%
,
 06/30/25
(i)
........... 995 900,394
Catalent Pharma Solutions, Inc., Term
Loan B3, (LIBOR USD 1 Month +
2.00%), 5.06%
,
 02/22/28
(i)
...... 995 984,582
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month +
1.25%), 4.37%
,
 09/21/28
(i)
...... 997 962,581
CCI Buyer, Inc., 1st Lien Term
Loan, (SOFR 3 Month + 4.00%),
7.55%
,
 12/17/27
(i)
........... 995 935,750
Central Parent, Inc., 1st Lien Term
Loan, (SOFR 3 Month + 4.50%),
8.11%
,
 07/06/29
(i)
........... 1,000 961,480
Centuri Group, Inc., Term Loan,
(LIBOR USD 3 Month + 2.50%),
5.57%
,
 08/27/28
(i)
........... 1,492 1,437,928
Change Healthcare Holdings, Inc.,
Term Loan
(LIBOR USD 3 Month + 2.50%),
7.75%, 03/01/24
(b)(i)
........ 9,433 9,396,757
CHG Healthcare Services, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.25%), 6.37%
,
 09/29/28
(i)
...... 995 953,723
Chobani LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 10/25/27
(i)
995 903,520
Citadel Securities LP, Term Loan,
(SOFR 1 Month + 2.50%),
5.65%
,
 02/02/28
(i)
........... 995 964,852
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 6.80%
,
 04/05/28 ...... 3,957 3,073,301
Clarios Global LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 04/30/26
(i)
........... 1,000 943,750
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/17/26
(i)
........... 995 929,440
CML Hyatt Lost Pines, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00% - 15.00%
,
 01/01/28
(c)
..... 25,700 25,314,500

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
CML La Quinta Resort, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00% - 15.00%
,
 01/01/38
(c)
..... USD 21,475 $ 20,897,232
CML Lake Tahoe Resort Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 0.00% - 15.00%
,
 01/01/38
(c)
13,037 12,693,650
CML Paradise Plaza, Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00% - 15.00%
,
 01/01/28
(c)
..... 24,018 23,404,597
CML ST Regis Aspen, Term Loan,
(LIBOR USD 3 Month + 2.90%),
0.00% - 15.00%
,
 01/01/28
(c)
..... 29,614 28,491,813
CML Trigrams, Term Loan, (LIBOR
USD 1 Month + 3.13%), 0.00% -
15.00%
,
 09/15/24
(c)
.......... 91,390 90,594,810
Coherent Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
5.88%
,
 07/02/29
(i)
........... 1,500 1,450,005
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 05/15/24
(c)
.......... 15,894 14,463,647
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.42%
,
 05/17/28 ...... 2,320 1,943,260
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
7.17%
,
 09/29/28 ............ 12,810 11,945,509
Coral US Co., Term Loan B6,
(LIBOR USD 1 Month + 3.00%),
5.82%
,
 10/15/29
(i)
........... 1,000 958,750
Core & Main LP, Term Loan B, (LIBOR
USD 3 Month + 2.50%), 4.32% -
5.58%
,
 07/27/28
(i)
........... 1,496 1,427,021
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month +
3.25%), 6.07%
,
 04/12/28 ...... 11,638 9,528,206
Coty, Inc., Term Loan B, (EURIBOR
1 Month + 2.50%), 2.50% -
3.21%
,
 04/07/25 ............ EUR 2,365 2,135,554
Covanta Holding Corp., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 11/30/28
(i)
........... USD 926 895,745
Covanta Holding Corp., Term Loan C,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 11/30/28
(i)
........... 70 67,434
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 10/02/28
(c)
..... 1,694 1,570,789
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, 10/02/28
(c)(q)
.... 340 315,732
Creative Artists Agency LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 6.87%
,
 11/27/26
(i)
...... 995 978,718
Crocs, Inc., Term Loan, (SOFR 6 Month
+ 3.50%), 7.20% - 7.73%
,
 02/20/29
(i)
998 936,403
Cushman & Wakefield US Borrower
LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.87%
,
 08/21/25
(i)
995 949,063
CWGS Group LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 5.32% -
5.62%
,
 06/03/28
(i)
........... 995 872,650
Dealer Tire LLC, Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/12/25
(i)
........... 995 966,282
Security
Par (000)
Par (000) Value
United States (continued)
Diamond (BC) BV, Term Loan,
(LIBOR USD 3 Month + 2.75%),
5.56%
,
 09/29/28
(i)
........... USD 995 $ 914,891
DirectTV Financing LLC, Term Loan
(LIBOR USD 1 Month + 5.00%),
8.12%, 08/02/27
(b)(i)
........ 10,028 9,317,078
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
8.37%
,
 12/21/28 ............ 6,282 5,633,267
DS Parent, Inc., Term Loan B, (LIBOR
USD 3 Month + 5.75%), 9.42% -
9.92%
,
 12/10/28 ............ 9,753 9,341,533
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 6.33%
,
 02/06/26
(i)
...... 968 934,283
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
10.62%
,
 05/01/28 ........... 9,567 9,423,397
Ecovyst Catalyst Technologies LLC,
Term Loan, (LIBOR USD 3 Month +
2.50%), 5.31%
,
 06/09/28
(i)
...... 995 946,209
EFS Cogen Holdings I LLC, Term Loan
B, (LIBOR USD 3 Month + 3.50%),
6.62% - 7.18%
,
 10/01/27
(i)
...... 1,000 960,210
Eis Group, Inc., Term Loan
(b)(c)
(LIBOR USD 1 Month + 7.00%),
0.00% - 15.00%, 01/01/28 .... 28,919 28,088,613
 07/26/28
(q)
................ 2,892 2,808,861
Electron Bidco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.00%), 6.12%
,
 11/01/28
(i)
...... 995 941,161
Element Materials Technology Group
US Holdings, Inc., Term Loan,
06/22/29
(i)(q)
................ 316 295,658
Element Materials Technology Group
US Holdings, Inc., Term Loan B,
06/22/29
(i)(q)
................ 684 640,592
Emerald Technologies US
Acquisitionco, Inc., Term Loan
B, (SOFR 1 Month + 6.25%),
9.38%
,
 12/29/27 ............ 7,887 7,505,976
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 7.42%
,
 05/19/28
(i)
995 955,188
Ensemble RCM LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
6.56%
,
 08/03/26
(i)
........... 995 969,383
Entegris, Inc., Term Loan B, (SOFR
6 Month + 3.00%), 5.60% -
6.03%
,
 07/06/29
(i)
........... 1,000 991,110
EP Purchaser LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
7.17%
,
 11/06/28
(i)
........... 995 968,135
Evercommerce Solutions, Inc., Term
Loan, (LIBOR USD 1 Month +
3.25%), 6.37%
,
 07/06/28
(i)
...... 995 945,226
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 08/03/28
(i)
........... 995 954,818
EW Scripps Co. (The), Term Loan B3,
(LIBOR USD 1 Month + 2.75%),
5.87%
,
 01/07/28
(i)
........... 956 923,262

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Fertitta Entertainment LLC, Term
Loan B, (SOFR 1 Month + 4.00%),
7.03%
,
 01/27/29 ............ USD 15,374 $ 14,236,523
FinCo I LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 5.62%
,
 06/27/25
(i)
748 739,184
First Advantage Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.75%), 5.87%
,
 01/31/27
(i)
...... 1,000 966,670
First Eagle Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 2.50%),
6.17%
,
 02/01/27
(i)
........... 995 939,071
First Student Bidco, Inc., Term Loan B,
07/21/28
(i)(q)
................ 726 670,981
First Student Bidco, Inc., Term Loan C,
07/21/28
(i)(q)
................ 270 249,549
Flexera Software LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 6.94%
,
 03/03/28
(i)
...... 995 947,302
Flexsys Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
5.25%), 8.37%
,
 11/01/28 ....... 4,532 4,056,341
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 6.06%
,
 01/31/28 2,218 1,992,601
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month +
3.50%), 6.21%
,
 12/21/28
(i)
...... 997 921,238
Frontier Communications Holdings LLC,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 7.44%
,
 05/01/28 ..... 15,457 14,336,072
Galaxy Brands, Delayed Draw Term
Loan, (LIBOR USD 1 Month +
0.00%), 0.00% - 15.00%
,
 01/01/38
(c)
6,122 6,121,873
Galaxy Brands, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(c)
.......... 28,302 28,302,108
Gates Global LLC, Term Loan B3,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 03/31/27
(i)
........... 995 954,035
Global Medical Response, Inc., Term
Loan, (LIBOR USD 1 Month +
4.25%), 7.38%
,
 10/02/25
(i)
...... 995 860,123
GoodRx, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.87%
,
 10/10/25
(i)
........... 997 951,886
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.80%
,
 08/31/27 ............ 29,384 20,301,736
Great Outdoors Group LLC, Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 03/06/28
(i)
........... 995 916,869
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(c)
..... 23,920 23,652,096
Greeneden US Holdings I LLC, Term
Loan
(LIBOR USD 1 Month + 4.00%),
7.12%, 12/01/27
(b)(i)
........ 4,967 4,717,307
Griffon Corp., Term Loan B, (SOFR 3
Month + 2.50%), 5.49%
,
 01/24/29
(i)
620 594,685
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month +
2.00%), 5.12%
,
 11/15/27
(i)
...... 1,000 947,360
Security
Par (000)
Par (000) Value
United States (continued)
Grosvenor Capital Management
Holdings LLLP, Term Loan,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 02/24/28
(i)
........... USD 995 $ 970,384
GYP Holdings III Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
2.50%), 5.62%
,
 06/01/25
(i)
...... 997 974,606
Hamilton Projects Acquiror LLC, Term
Loan, (LIBOR USD 3 Month +
4.50%), 8.17%
,
 06/17/27
(i)
...... 893 874,879
Hanger, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%),
6.62%
,
 03/06/25
(i)
........... 925 920,964
Helix Gen Funding LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 06/03/24
(i)
........... 956 894,399
Herschend Entertainment Co. LLC,
Term Loan
(LIBOR USD 1 Month + 3.75%),
6.88%, 08/27/28
(b)(i)
........ 4,760 4,632,535
Hertz Corp. (The), Term Loan B,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 06/30/28
(i)
........... 836 789,675
Hertz Corp. (The), Term Loan C,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 06/30/28
(i)
........... 160 150,707
Hillman Group, Inc. (The), Delayed
Draw Term Loan, (LIBOR USD
3 Month + 0.00%), 2.75% -
5.83%
,
 07/14/28
(i)
........... 194 185,186
Hillman Group, Inc. (The), Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.83%
,
 07/14/28
(i)
........... 802 763,956
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 6.12%
,
 08/02/28
(i)
...... 995 961,086
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 0.00% - 15.00%
,
 08/01/24
(c)
30,782 26,780,119
Hostess Brands LLC, 1st Lien Term
Loan B, (LIBOR USD 3 Month +
2.25%), 5.06% - 5.37%
,
 08/03/25
(i)
995 960,191
Houston Center, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 12/09/22
(c)
.......... 29,009 27,877,563
HRNI Holdings LLC, Term Loan B,
(LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/11/28 ............ 37,500 35,531,653
Hudson River Trading LLC, Term
Loan, (SOFR 3 Month + 3.00%),
6.16%
,
 03/20/28
(i)
........... 995 897,444
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 3 Month +
5.50%), 8.38%
,
 10/25/28
(c)
..... 4,504 3,963,489
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 07/01/24
(i)
...... 995 961,124
ICON plc, Term Loan, (LIBOR USD 3
Month + 2.25%), 5.94%
,
 07/03/28
(i)
187 182,247
Imprivata, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 6.87%
,
 12/01/27
(i)
995 957,639
Informatica LLC, Term Loan
(LIBOR USD 1 Month + 2.75%),
5.88%, 10/27/28
(b)(i)
........ 45,232 43,790,342

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Insulet Corp., Term Loan B,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/04/28
(i)
........... USD 995 $ 967,601
Interface Security LLC, Term Loan,
(LIBOR USD 1 Month + 7.00%),
0.00% - 15.00%
,
 08/07/23
(c)
..... 13,009 12,586,233
IRB Holding Corp., Term Loan
B, (SOFR 1 Month + 3.00%),
5.70%
,
 12/15/27
(i)
........... 995 930,266
Iridium Satellite LLC, Term Loan B2,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 11/04/26
(i)
........... 995 965,469
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 04/26/28 ............ 8,011 7,575,733
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.87%
,
 10/04/28
(c)
........... 6,125 5,971,903
Jane Street Group LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.87%
,
 01/26/28
(i)
........... 995 952,861
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
2.75%), 5.87%
,
 09/22/28
(i)
...... 995 947,935
Kronos Acquisition Holdings, Inc., Term
Loan, (SOFR 3 Month + 6.00%),
8.94%
,
 12/22/26 ............ 3,329 3,154,081
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.12%
,
 12/17/27 ...... 17,297 15,057,211
LifePoint Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 6.87%
,
 11/16/25
(i)
...... 1,000 927,680
LSF11 A5 Holdco LLC, Term Loan,
(SOFR 1 Month + 3.50%),
6.65%
,
 10/15/28 ............ 19,067 17,684,814
Lummus Technology Holdings V LLC,
Term Loan B, (LIBOR USD 1 Month
+ 3.50%), 6.62%
,
 06/30/27
(i)
.... 995 898,954
Madison IAQ LLC, Term Loan,
(LIBOR USD 3 Month + 3.25%),
6.82%
,
 06/21/28
(i)
........... 995 917,315
Marcel LUX IV SARL, Facility Term
Loan B1, (LIBOR USD 1 Month +
3.25%), 6.35%
,
 03/16/26
(i)
...... 997 970,622
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 10.57%
,
 09/03/26 ...... 5,562 5,005,773
McAfee Corp., Term Loan B1, (SOFR 1
Month + 3.75%), 6.87%
,
 03/01/29
(i)
998 907,186
McAfee Corp., Term Loan B2,
(EURIBOR 1 Month + 4.00%),
4.69%
,
 03/01/29 ............ EUR 2,458 2,179,841
Medical Solutions Holdings, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 6.38%
,
 11/01/28
(i)
USD 856 812,826
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 9.88%
,
 11/01/29
(c)
3,210 3,049,500
Medical Solutions Holdings, Inc.,
Delayed Draw 1st Lien Term Loan,
11/01/28
(i)(q)
................ 138 131,100
Security
Par (000)
Par (000) Value
United States (continued)
Medline Borrower LP, Term Loan
(LIBOR USD 1 Month + 3.25%),
6.37%, 10/23/28
(b)(i)
........ USD 43,204 $ 39,652,967
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 6.61%
,
 06/02/28
(i)
995 932,812
MIP V Waste LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 12/08/28 ............ 5,320 5,120,755
Mirion Technologies, Inc., Term Loan,
(LIBOR USD 3 Month + 2.75%),
5.63%
,
 10/20/28
(i)
........... 995 949,795
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
6.87%
,
 06/13/24 ............ 992 856,868
MKS Instruments, Inc., Term Loan
B, (SOFR 1 Month + 2.75%),
5.87%
,
 08/17/29
(i)
........... 1,500 1,459,875
Momentive Performance Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 05/15/24
(i)
995 963,769
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month +
4.25%), 7.32%
,
 09/01/28
(i)
...... 995 917,556
Naked Juice LLC, 1st Lien Term
Loan, (SOFR 3 Month + 3.25%),
6.90%
,
 01/24/29
(i)
........... 998 912,294
Naked Juice LLC, 2nd Lien Term
Loan, (SOFR 3 Month + 6.00%),
9.65%
,
 01/24/30 ............ 943 853,415
NASCAR Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 10/19/26
(i)
........... 951 932,819
NFP Corp., Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 02/15/27
(i)
995 932,717
Northwest Fiber LLC, 1st Lien Term
Loan B2, (LIBOR USD 1 Month +
3.75%), 6.74%
,
 04/30/27
(i)
...... 997 953,416
OD Intermediate SUBI Holdco II
LLC, Term Loan, (LIBOR USD
1 Month + 10.00%), 0.00% -
10.00%
,
 04/01/26
(c)
.......... 67,176 64,019,044
Olaplex, Inc., Term Loan, (SOFR 3
Month + 3.75%), 6.39%
,
 02/23/29
(c)
12,775 12,295,591
Option Care Health, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.75%), 5.87%
,
 10/27/28
(i)
...... 995 970,939
Orbit Private Holdings I Ltd., 1st Lien
Term Loan, (LIBOR USD 3 Month +
4.50%), 8.17%
,
 12/11/28
(i)
...... 995 963,894
Organon & Co., Term Loan
(b)
(EURIBOR 3 Month + 3.00%),
3.00%, 06/02/28 .......... EUR 3,884 3,549,463
(LIBOR USD 3 Month + 3.00%),
6.19%, 06/02/28
(i)
......... USD 1,500 1,462,500
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 9.34%
,
 11/20/28
(c)
...... 12,092 11,245,779
Owens & Minor, Inc., Term Loan B1,
(SOFR 1 Month + 3.75%), 6.88% -
7.83%
,
 03/29/29 ............ 2,134 2,085,821
Pactiv Evergreen, Inc., Term Loan B2,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 02/05/26
(i)
........... 995 949,985

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Park Avenue Tower, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 08/01/24
(c)
.......... USD 41,664 $ 40,865,928
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 6.99%
,
 12/28/27 ...... 2,105 1,777,538
PCI Gaming Authority, Facility Term
Loan B, (LIBOR USD 1 Month +
2.50%), 5.62%
,
 05/29/26
(i)
...... 1,000 970,000
Penn National Gaming, Inc., Facility
Term Loan B, (SOFR 1 Month +
2.75%), 5.88%
,
 05/03/29
(i)
...... 998 957,321
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 02/01/28
(i)
........... 995 941,134
Petco Health and Wellness Co., Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 6.92%
,
 03/03/28
(i)
995 937,431
PG&E Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.13%, 06/23/25
(b)(i)
........ 14,059 13,419,036
Phoenix Guarantor, Inc., 1st Lien Term
Loan B1, 03/05/26
(i)(q)
......... 997 942,942
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 6.12%
,
 01/21/28
(i)
1,000 968,750
Pilot Travel Centers LLC, Term Loan
B, (LIBOR USD 1 Month + 2.00%),
5.13%
,
 08/04/28
(i)
........... 995 950,380
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
5.87%
,
 03/13/28
(i)
........... 995 951,082
PODS LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 6.12%
,
 03/31/28
(i)
995 939,216
Pre-Paid Legal Services, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 6.82%
,
 12/15/28
(i)
...... 995 942,762
Presidio Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 3.50%),
6.31% - 6.62%
,
 01/22/27
(i)
...... 995 958,845
Primary Products Finance LLC, Term
Loan B, (SOFR 3 Month + 4.00%),
7.71%
,
 04/01/29
(i)
........... 998 960,273
Prime Security Services Borrower LLC,
1st Lien Term Loan B1, (LIBOR USD
3 Month + 2.75%), 6.50%
,
 09/23/26
(i)
1,492 1,443,219
Pro Mach Group, Inc., 1st Lien Term
Loan, 08/31/28
(i)(q)
........... 995 946,841
ProFrac Holdings II LLC, Term
Loan, (SOFR 3 Month + 7.25%),
11.10%
,
 03/04/25
(c)
.......... 11,411 11,696,555
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 03/10/28
(j)
12,414 11,554,289
QUIKRETE Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.63%), 5.74%
,
 02/01/27
(i)
...... 995 953,428
Radiate Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
6.37%
,
 09/25/26
(i)
........... 995 918,254
Radnet Management, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.00%), 6.12%
,
 04/23/28
(i)
...... 995 953,920
RE/MAX LLC, Term Loan, (LIBOR USD
1 Month + 2.50%), 5.63%
,
 07/21/28
(i)
995 931,951
Security
Par (000)
Par (000) Value
United States (continued)
Red Ventures LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 11/08/24
(i)
........... USD 825 $ 792,673
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 7.53%
,
 04/27/28 ...... 27,344 20,152,381
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 10.52%
,
 04/27/29 ...... 10,460 8,269,990
Restoration Hardware, Inc., Term Loan,
(LIBOR USD 1 Month + 2.50%),
5.62%
,
 10/20/28
(i)
........... 995 879,309
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 6.63%
,
 02/28/25
(c)
..... 6,828 5,189,470
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
8.00%), 11.13%
,
 02/28/26
(c)
..... 4,760 2,856,000
Ryan Specialty Group LLC, Term
Loan, (SOFR 1 Month + 3.00%),
6.13%
,
 09/01/27
(i)
........... 995 960,102
Sabre GLBL, Inc., Term Loan B1,
12/17/27
(i)(q)
................ 384 342,483
Sabre GLBL, Inc., Term Loan B2,
12/17/27
(i)(q)
................ 613 547,321
Scientific Games International, Inc.,
Term Loan B, (SOFR 1 Month +
3.00%), 5.91%
,
 04/14/29
(i)
...... 1,496 1,450,614
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 6.81%
,
 03/16/27 ...... 11,421 10,583,037
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 09/23/27 ...... 1,581 1,463,868
Sheraton Austin, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 19,738 19,053,089
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/03/28 ............ 6,248 4,584,736
Sinclair Television Group, Inc., Term
Loan B2B, (LIBOR USD 1 Month +
2.50%), 5.62%
,
 09/30/26
(i)
...... 995 940,154
Sitel Group, Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 08/28/28
(i)
1,492 1,442,092
SolarWinds Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.75%), 5.87%
,
 02/05/24
(i)
...... 1,256 1,230,320
Sonder Corp., Term Loan,
0.00%
,
 01/19/27
(c)
........... 34,737 31,089,382
Sotheby's, Term Loan, (LIBOR USD 3
Month + 4.50%), 7.01%
,
 01/15/27
(i)
997 962,569
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 06/08/28 1,856 1,763,180
Spirit Aerosystems, Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 01/15/25
(i)
........... 995 982,846
SRAM LLC, Term Loan, (LIBOR
USD 3 Month + 2.75%), 5.56% -
5.87%
,
 05/18/28
(i)
........... 915 862,712
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.50%),
6.31%
,
 06/02/28 ............ 10,294 9,479,033

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Station Casinos LLC, Facility Term Loan
B1, 02/08/27
(i)(q)
............. USD 995 $ 949,860
Superannuation and Investments Finco
Pty Ltd., Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 12/01/28
(i)
995 970,610
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month +
3.75%), 6.51%
,
 08/31/26
(i)
...... 995 942,715
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.00%), 7.60%
,
 10/06/28 ...... 3,997 3,109,600
Talen Energy Supply LLC, Term Loan,
(SOFR 3 Month + 4.75%), 7.48% -
8.24%
,
 11/13/23 ............ 27,729 27,701,271
TAMKO Building Products LLC, Term
Loan
(LIBOR USD 3 Month + 3.00%),
5.81% - 6.67%, 05/29/26
(b)(i)
... 9,672 9,111,347
Tempo Acquisition LLC, Term Loan
B1, (SOFR 1 Month + 3.00%),
6.03%
,
 08/31/28
(i)
........... 1,492 1,451,065
Tenable, Inc., Term Loan, (LIBOR USD
3 Month + 2.75%), 5.56%
,
 07/07/28
(i)
995 945,238
The Vinoy St. Petersburg, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00% - 15.00%
,
 01/01/38
(c)
..... 25,900 25,327,575
ThoughtWorks, Inc., Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.87%
,
 03/24/28
(i)
........... 1,194 1,164,978
TransDigm, Inc., Term Loan E,
(LIBOR USD 3 Month + 2.25%),
5.92%
,
 05/30/25
(i)
........... 995 953,140
TransMontaigne Operating Co. LP,
Term Loan B, (LIBOR USD 1 Month
+ 3.50%), 6.49% - 6.55%
,
 11/17/28
(i)
995 940,890
Triton Water Holdings, Inc., 1st Lien
Term Loan
(LIBOR USD 3 Month + 3.50%),
7.17%, 03/31/28
(b)(i)
........ 5,161 4,620,107
TruGreen Ltd. Partnership, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 7.12%
,
 11/02/27
(i)
...... 995 937,728
Uber Technologies, Inc., Term Loan,
02/25/27
(i)(q)
................ 995 967,713
UKG, Inc., 1st Lien Term Loan
(b)(i)
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 .......... 995 944,412
(LIBOR USD 1 Month + 3.75%),
6.87%, 05/04/26 .......... 995 946,372
Ultra Clean Holdings, Inc., Term Loan
B, 08/27/25
(i)(q)
.............. 993 972,090
United AirLines, Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
6.53%
,
 04/21/28
(i)
........... 997 950,234
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 03/15/26
(i)
997 944,954
US Foods, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.00%),
5.12%
,
 09/13/26
(i)
........... 995 963,991
Vaca Morada, Term Loan, (LIBOR
USD 3 Month + 0.25%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 32,565 32,483,298
Security
Par (000)
Par (000) Value
United States (continued)
Vaco Holdings LLC, Term Loan, (SOFR
3 Month + 5.00%), 8.70%
,
 01/21/29 USD 7,743 $ 7,491,822
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.98%
,
 10/04/28 ...... 4,158 3,809,383
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 08/27/25
(i)
........... 997 964,547
Vertex Aerospace Services Corp., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 12/06/28
(i)
995 965,150
Vertiv Group Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
5.88%
,
 03/02/27
(i)
........... 1 945
VFH Parent LLC, Term Loan, (SOFR 1
Month + 3.00%), 6.12%
,
 01/13/29
(i)
1,000 955,940
Viasat, Inc., Term Loan, (SOFR 1 Month
+ 4.50%), 7.65%
,
 03/02/29
(i)
.... 998 881,541
Victory Capital Holdings, Inc., Term
Loan B2, 07/01/26
(i)(q)
......... 994 954,883
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month +
2.50%), 5.32%
,
 01/31/28
(i)
...... 1,000 952,780
Virtusa Corp., Term Loan B1, (SOFR 1
Month + 3.75%), 6.88%
,
 02/15/29
(i)
995 929,081
VM Consolidated, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 6.13%
,
 03/24/28
(i)
...... 995 968,086
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
6.12%
,
 02/28/27
(i)
........... 995 961,320
WEX, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 5.37%
,
 03/31/28
(i)
995 963,549
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 6.78%
,
 10/19/27 ...... 13,382 12,494,993
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 6.42%
,
 03/24/28
(i)
...... 995 948,696
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.32%
,
 12/21/27
(c)
..... 3,249 3,062,427
WP CityMD Bidco LLC, Term Loan,
(LIBOR USD 3 Month + 3.25%),
6.92%
,
 12/22/28
(i)
........... 995 949,608
WR Grace Holdings LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
7.44%
,
 09/22/28
(i)
........... 995 929,070
Xperi Holding Corp., Term Loan B,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 06/08/28
(i)
........... 1,461 1,408,997
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
6.12%
,
 03/09/27
(i)
........... 1,000 832,630
Ziggo Financing Partnership, Facility
Term Loan I, (LIBOR USD 1 Month +
2.50%), 5.32%
,
 04/30/28
(i)
...... 1,000 953,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
ZoomInfo LLC, 1st Lien Term Loan,
02/02/26
(i)(q)
................ USD 1,000 $ 984,500
1,511,171,014
Total Floating Rate Loan Interests — 4.5%
(Cost: $1,967,265,128) ........................... 1,823,141,018
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(a)
....... 10,000 4,975,000
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(d)
................ 10,000 8,923,750
China — 0.1%
China Development Bank, 3.30%
,
02/01/24 ................. CNY 168,000 23,871,570
Colombia — 0.2%
Ecopetrol SA
4.13%, 01/16/25 ............ USD 20,000 18,216,250
6.88%, 04/29/30 ............ 36,251 30,450,840
Empresas Publicas de Medellin ESP
(a)
4.25%, 07/18/29 ............ 6,313 4,521,686
4.38%, 02/15/31 ............ 4,826 3,357,086
56,545,862
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 2,625 2,006,652
France — 0.1%
Electricite de France SA
(b)(m)
(USD Swap Semi 10 Year + 3.71%),
5.25%
(a)
................ USD 2,888 2,676,021
(USD Swap Semi 10 Year + 3.71%),
5.25%
(d)
................ 1,100 1,019,260
(EUR Swap Annual 6 Year +
3.44%), 4.00%
(d)
.......... EUR 8,500 7,518,209
(EUR Swap Annual 12 Year +
3.79%), 5.38%
(d)
.......... 11,000 10,022,720
(EUR Swap Annual 12 Year +
3.04%), 5.00%
(d)
.......... 900 767,379
(GBP Swap Semi 13 Year + 4.23%),
6.00%
(d)
................ GBP 7,300 6,316,882
(EUR Swap Annual 5 Year +
3.37%), 2.88%
(d)
.......... EUR 5,400 4,028,476
(EUR Swap Annual 5 Year +
3.20%), 3.00%
(d)
.......... 1,000 711,742
(EUR Swap Annual 5 Year +
2.86%), 2.63%
(d)
.......... 3,200 2,197,884
(BPISDS15 + 3.32%), 5.88%
(d)
.. GBP 5,800 4,812,308
(EUR Swap Annual 5 Year +
3.97%), 3.38%
(d)
.......... EUR 16,600 11,032,251
51,103,132
India — 0.0%
(d)
Oil India Ltd., 5.13%
,
02/04/29 ..... USD 800 750,400
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 1,500 1,324,969
2,075,369
Ireland — 0.1%
AIB Group plc
(b)(d)
(EUR Swap Annual 5 Year +
5.70%), 5.25%
(m)
.......... EUR 4,396 3,724,508
Security
Par (000)
Par (000) Value
Ireland (continued)
(EUR Swap Annual 5 Year +
6.63%), 6.25%
(m)
.......... EUR 8,015 $ 7,089,543
(EUR Swap Annual 5 Year +
2.15%), 1.88%, 11/19/29 ..... 10,000 8,837,111
(EUR Swap Annual 5 Year +
3.30%), 2.88%, 05/30/31 .... 13,122 11,174,627
30,825,789
Italy — 0.0%
(d)
A2A SpA, 4.50%
,
09/19/30 ....... 8,850 8,282,964
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25 ............ 1,650 1,382,043
1.88%, 01/09/26 ............ 285 224,884
Poste Italiane SpA, (EURIBOR Swap
Rate 5 Year + 2.68%), 2.63%
(b)(m)
. 3,860 2,684,034
12,573,925
Mexico — 0.2%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(d)
........... USD 3,990 3,900,225
Petroleos Mexicanos
4.88%, 01/18/24 ............ 10,000 9,660,000
6.88%, 10/16/25 ............ 5,000 4,691,250
8.75%, 06/02/29
(a)
........... 34,700 29,428,723
6.70%, 02/16/32 ............ 16,314 11,393,698
5.50%, 06/27/44 ............ 5,383 2,809,926
6.75%, 09/21/47 ............ 7,332 4,069,260
Series 13-2, 7.19%, 09/12/24 ... MXN 2,306 10,324,161
76,277,243
Morocco — 0.0%
OCP SA, 4.50%
,
10/22/25
(d)
....... USD 4,678 4,453,748
Netherlands — 0.0%
TenneT Holding BV, (EUR Swap Annual
5 Year + 2.72%), 2.37%
(b)(d)(m)
.... EUR 5,400 4,769,658
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(a)
..... USD 4,650 4,158,263
Qatar — 0.0%
Qatar Energy, 3.13%
,
07/12/41
(d)
... 2,550 1,850,822
South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%
,
02/11/25
(d)
................ 5,000 4,422,813
Supranational — 0.1%
European Union, Series NGEU, 0.70%
,
07/06/51
(d)
................ EUR 25,794 14,328,521
Total Foreign Agency Obligations — 0.8%
(Cost: $371,728,622) ............................. 303,162,117
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%
,
04/14/32
(a)
USD 9,675 7,123,219
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(d)
EUR 32,852 24,630,401
Colombia — 0.1%
Republic of Colombia
4.50%, 03/15/29 ............ USD 30,973 25,364,951
7.00%, 03/26/31 ............ COP 83,053,000 12,741,325
7.25%, 10/18/34 ............ 72,332,000 10,393,616
4.13%, 02/22/42 ............ USD 5,685 3,212,025

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Colombia (continued)
4.13%, 05/15/51 ............ USD 9,149 $ 4,882,135
56,594,052
Germany — 0.4%
(d)
Bundesrepublik Deutschland
Bundesanleihe, 1.70%
,
08/15/32 . EUR 83,140 78,435,421
Federal Republic of Germany
0.10%, 04/15/26 ............ 54,689 54,646,491
0.25%, 02/15/27 ............ 14,460 13,227,841
0.50%, 08/15/27 ............ 9,910 9,091,408
4.75%, 07/04/34 ............ 7,830 9,741,495
165,142,656
Ghana — 0.0%
Republic of Ghana, 7.63%
,
05/16/29
(d)
USD 6,169 2,282,530
Greece — 0.1%
Hellenic Republic
(a)(d)
0.00%, 02/12/26 ............ EUR 13,034 11,215,164
1.75%, 06/18/32 ............ 10,050 7,521,537
1.88%, 01/24/52 ............ 18,945 10,153,204
28,889,905
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... USD 638 521,685
Indonesia — 0.0%
(d)
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26 .......... 1,980 1,747,568
Republic of Indonesia, 4.63%
,
04/15/43 1,985 1,672,581
3,420,149
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.63%
,
03/22/48
(d)
................ EUR 8,543 4,930,919
Mexico — 0.1%
United Mexican States, 8.50%
,
11/18/38 .................. MXN 10,900 48,930,119
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
USD 2,632 2,040,089
Oman — 0.1%
(d)
Oman Government Bond, 4.75%
,
06/15/26 ................. 16,191 15,017,153
Oman Government International Bond,
6.75%
,
10/28/27 ............ 15,668 15,391,851
30,409,004
Philippines — 0.0%
Republic of the Philippines, 2.65%
,
12/10/45 ................. 1,702 1,051,172
Russia — 0.1%
Russian Federation, 6.10%
,
07/18/35
(g)
(o)
...................... RUB 3,698,723 19,353,783
Spain — 0.1%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(d)
EUR 42,500 39,058,780
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(d)(g)(o)
6.85%, 03/14/24 ............ USD 4,398 1,072,837
6.35%, 06/28/24 ............ 1,930 472,006
Security
Par (000)
Par (000) Value
Sri Lanka (continued)
6.83%, 07/18/26 ............ USD 1,000 $ 250,187
1,795,030
Turkey — 0.0%
Republic of Turkey, 4.88%
,
04/16/43 . 25,090 14,113,125
Ukraine — 0.0%
Ukraine Government Bond
(g)(o)
7.75%, 09/01/26
(d)
........... 23 4,600
7.38%, 09/25/34
(a)
........... 6,537 1,193,002
7.25%, 03/15/35
(a)
........... 8,238 1,503,435
2,701,037
United Kingdom — 0.1%
U.K. Treasury Bonds, 3.50%
,
01/22/45
(d)
................ GBP 33,536 34,965,787
Total Foreign Government Obligations — 1.2%
(Cost: $697,581,445) ............................. 487,953,442
Shares
Shares
Investment Companies
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(p)
..... 370,576,443 370,613,501
Health Care Select Sector SPDR
Fund
(h)
................... 200,000 24,222,000
Industrial Select Sector SPDR Fund
(h)
87,333 7,234,666
Invesco BulletShares 2022 High Yield
Corporate Bond ETF ......... 302,000 6,634,940
iShares 0-5 Year TIPS Bond ETF
(p)
.. 401,690 38,606,426
iShares China Large-Cap ETF
(p)
.... 149,549 3,867,337
iShares Core U.S. Aggregate Bond
ETF
(p)
................... 23,200 2,235,088
iShares iBoxx $ High Yield Corporate
Bond ETF
(h)(p)
.............. 117,197 8,366,694
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(h)(p)
....... 1,585,348 162,418,902
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(p)
.......... 2,541,072 201,761,117
iShares Latin America 40 ETF
(p)
.... 536,067 12,715,509
iShares MSCI Brazil ETF
(p)
....... 496,774 14,719,414
iShares Nasdaq Biotechnology ETF
(p)
29,333 3,430,788
SPDR Bloomberg High Yield Bond
ETF
(h)
................... 36,829 3,235,428
SPDR S&P 500 ETF Trust ........ 9,770 3,489,648
SPDR S&P Biotech ETF
(h)
........ 108,000 8,566,560
VanEck Semiconductor ETF ...... 28,000 5,183,360
Vanguard Intermediate-Term Corporate
Bond ETF ................. 1,384,742 104,797,274
Vanguard Long-Term Corporate Bond
ETF ..................... 888,658 65,085,312
Xtrackers USD High Yield Corporate
Bond ETF ................. 1,209,000 39,582,660
Total Investment Companies — 2.7%
(Cost: $1,120,182,246) ........................... 1,086,766,624

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Arizona - 0.1%
Arizona Health Facilities Authority ,
Series 2007B, RB , VRDN ,
2.34%, 10/01/22
(r)
........... USD 10,240 $ 9,904,121
Arizona State University , Series 2019A,
RB, 5.00%, 07/01/41 ......... 4,010 4,192,433
Salt River Project Agricultural
Improvement & Power District ,
Series 2022A, RB, 5.00%, 01/01/31 12,110 13,621,842
27,718,396
California - 0.3%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 14,229,355
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 5,766,117
California Pollution Control Financing
Authority , Series 2012, RB, AMT,
5.00%, 11/21/45
(a)
........... 11,555 11,182,616
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 9,006,827
California State University , Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 7,507,379
Center Unified School District , Series
2021 B, GO, 3.00%, 08/01/51 ... 9,675 6,443,728
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 3,766,141
City of Los Angeles Department of
Airports , Series 2018 D, RB, AMT,
5.00%, 05/15/48 ............ 9,230 9,043,855
City of Oakland
Series 2022C-1, GO,
4.00%, 07/15/33 .......... 5,555 5,700,747
Series 2022C-1, GO,
4.00%, 07/15/34 .......... 5,775 5,859,823
City of Richmond , Series 2019A, RB,
4.00%, 08/01/49 ............ 4,000 3,473,954
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,544,119
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,574,814
Fresno Unified School District , Series
2016B, GO, 4.00%, 08/01/46 .... 6,310 5,624,025
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,285,089
Los Angeles Department of Water &
Power
Series 2021, RB, 5.00%, 07/01/51 19,500 20,368,285
Series 2022 A, RB, 5.00%, 07/01/41 7,535 8,050,178
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 3,745 4,124,364
San Mateo Joint Powers Financing
Authority , Series 2021 A-1, RB,
3.00%, 06/15/46 ............ 4,410 3,190,220
Sanger Unified School District , Series
2021-A, GO, 3.00%, 08/01/51 ... 5,590 3,656,010
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,540,134
Series 2009, GO, 7.55%, 04/01/39 4,840 5,953,949
Series 2009, GO, 7.30%, 10/01/39 7,375 8,873,091
Series 2009, GO, 7.35%, 11/01/39 2,270 2,739,014
Security
Par (000)
Par (000) Value
California (continued)
Series 2019, GO, 3.00%, 10/01/37 USD 7,000 $ 5,837,497
Temecula Valley Unified School District ,
Series 2021-D, GO, 3.00%, 08/01/47 5,000 3,601,820
University of California , Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 4,128,944
Victor Valley Community College
District , Series 2016A, GO,
4.00%, 08/01/44 ............ 8,290 7,187,716
West County Facilities Financing
Authority , Series 2021, RB,
4.00%, 06/01/46 ............ 5,130 4,571,892
183,831,703
Colorado - 0.2%
Board of Water Commissioners City &
County of Denver (The) , Series 2021
A, RB, 5.00%, 12/15/35 ....... 8,000 8,782,695
City & County of Denver , Series 2022 A,
GO, 5.00%, 08/01/37 ......... 15,285 16,791,398
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,056,992
Series 2022, RB, 3.00%, 08/01/39 1,340 1,090,310
Series 2022, RB, 3.00%, 08/01/40 1,380 1,106,127
Colorado Health Facilities Authority
Series 2016A, RB, 4.00%, 11/15/46 10,860 9,279,926
Series 2019A-2, RB,
5.00%, 08/01/44 .......... 13,500 13,008,357
Series 2021 A, RB, 4.00%, 11/15/50 6,530 5,407,043
Denver City & County School
District No. 1 , Series 2022 A, GO,
5.00%, 12/01/45 ............ 5,950 6,329,330
62,852,178
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority , Series 2015L,
RB, 5.00%, 07/01/45 ......... 6,375 6,433,345
State of Connecticut , Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,171,944
8,605,289
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 7,926,367
District of Columbia - 0.1%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,339,727
Series 2015, RB, 5.00%, 07/15/35 3,280 3,330,213
Series 2019 A, GO, 5.00%, 10/15/32 13,490 14,680,573
Metropolitan Washington Airports
Authority Dulles Toll Road , Series
2022 A, RB, 3.00%, 10/01/53 .... 6,000 3,865,179
Washington Metropolitan Area Transit
Authority , Series 2021 A, RB,
5.00%, 07/15/33 ............ 11,665 12,836,110
38,051,802
Florida - 0.3%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 14,000 13,826,293
City of Tampa Water & Wastewater
System , Series 2022A, RB,
5.00%, 10/01/52 ............ 6,325 6,717,075
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,573,600
County of Miami-Dade
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,418,715
Series 2018C, RB, 4.06%, 10/01/31 4,765 4,369,575

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019E, RB, 2.53%, 10/01/30 USD 7,590 $ 6,289,261
County of Miami-Dade Water &
Sewer System , Series 2021, RB,
4.00%, 10/01/51 ............ 18,035 15,598,506
Florida Department of Management
Services , Series 2021 A, COP,
3.00%, 11/01/36 ............ 5,005 4,160,792
State of Florida Department of
Transportation Turnpike System
Series 2022 A, RB, 5.00%, 07/01/29 8,790 9,589,065
Series 2022 A, RB, 5.00%, 07/01/30 9,225 10,140,301
Series 2022 A, RB, 5.00%, 07/01/31 9,685 10,693,380
Series 2022 A, RB, 5.00%, 07/01/32 10,170 11,250,795
Series 2022 A, RB, 5.00%, 07/01/33 10,680 11,789,595
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,126,606
111,543,559
Georgia - 0.1%
Georgia State Road & Tollway Authority ,
Series 2021A, RB, 4.00%, 07/15/38 4,010 3,984,298
Municipal Electric Authority of Georgia ,
Series 2010A, RB, 6.66%, 04/01/57 2,355 2,494,380
State of Georgia
Series 2021 A, GO, 5.00%, 07/01/29 6,785 7,518,640
Series 2021 A, GO, 5.00%, 07/01/32 5,000 5,625,933
Series 2022A, GO, 4.00%, 07/01/40 7,890 7,549,676
Series 2022A, GO, 4.00%, 07/01/41 7,890 7,497,562
Series 2022C, GO, 5.00%, 07/01/30 7,850 8,788,353
Series 2022C, GO, 5.00%, 07/01/31 7,850 8,857,095
52,315,937
Idaho - 0.0%
Idaho Health Facilities Authority , Series
2017A-ID, RB, 5.00%, 12/01/47 .. 3,180 3,228,744
Indiana - 0.1%
Indiana Finance Authority
Series 2015A, RB, 4.00%, 12/01/40 18,785 17,516,431
Series 2021 B, RB, 5.00%, 02/01/33 5,545 6,132,169
23,648,600
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 8,000 5,565,195
State of Louisiana , Series 2021 A, GO,
5.00%, 03/01/38 ............ 9,625 10,352,681
15,917,876
Maryland - 0.2%
County of Anne Arundel
Series 2022, GO, 5.00%, 04/01/29 2,810 3,096,026
Series 2022, GO, 5.00%, 10/01/30 1,560 1,744,799
Series 2022, GO, 5.00%, 10/01/31 1,280 1,440,505
Series 2022, GO, 5.00%, 10/01/32 1,560 1,758,931
Series 2022, GO, 5.00%, 10/01/33 1,560 1,739,133
Series 2022, GO, 5.00%, 10/01/34 1,560 1,728,143
Series 2022, GO, 5.00%, 10/01/35 1,555 1,711,600
Series 2022, GO, 5.00%, 10/01/36 1,555 1,702,732
County of Montgomery , Series 2015MD,
RB, 4.00%, 12/01/44 ......... 39,965 36,734,894
State of Maryland , Series 2021-A, GO,
5.00%, 08/01/33 ............ 6,020 6,706,200
58,362,963
Massachusetts - 0.4%
City of Boston
Series 2020 B, GO, 5.00%, 11/01/35 6,000 6,575,071
Series 2020 B, GO, 5.00%, 11/01/40 5,205 5,631,553
Security
Par (000)
Par (000) Value
Massachusetts (continued)
City of Springfield
Series 2022, GO, 3.25%, 03/01/47 USD 7,795 $ 5,970,519
Series 2022, GO, 3.25%, 03/01/52 9,815 7,172,218
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 828,050
Series 2019H, GO, 2.90%, 09/01/49 1,055 744,794
Series 2020 D, GO, 4.00%, 11/01/37 12,820 12,419,953
Series 2020C, GO, 3.00%, 03/01/49 15,585 11,080,046
Series 2021 B, GO, 3.00%, 04/01/49 9,115 6,576,461
Series 2021 D, GO, 5.00%, 09/01/49 7,795 8,196,386
Massachusetts Bay Transportation
Authority Assessment , Series 2022
A-2, RB, 5.00%, 07/01/52 ...... 10,000 10,558,189
Massachusetts Development Finance
Agency
Series 2015O-1, RB,
4.00%, 07/01/45 .......... 5,240 4,714,460
Series 2016Q, RB, 5.00%, 07/01/47 6,715 6,793,713
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 6,798,059
Series 2022B, RB, 5.00%, 11/15/32 15,000 17,111,711
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.30%, 12/01/34 .......... 2,965 2,823,148
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 2,425 2,289,443
Series 2014B, RB, AMT,
4.60%, 12/01/44 .......... 2,575 2,341,285
Series 2014E, RB, AMT,
3.80%, 12/01/29 .......... 100 96,673
Series 2014E, RB, AMT,
4.05%, 12/01/34 .......... 105 99,378
Series 2014E, RB, AMT,
4.20%, 12/01/39 .......... 110 100,356
Series 2015A, RB, AMT,
4.25%, 12/01/35 .......... 1,630 1,554,875
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 815 750,850
Series 2015A, RB, AMT,
4.50%, 12/01/48 .......... 2,575 2,284,480
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 9,603,714
Series 2019B, RB, 2.97%, 10/15/32 9,240 7,696,912
University of Massachusetts Building
Authority , Series 2022-1, RB,
5.00%, 11/01/52 ............ 17,000 17,802,586
158,614,883
Michigan - 0.1%
City of Detroit Sewage Disposal
System , Series 2006D, RB , VRDN ,
2.09%, 10/03/22
(r)
........... 5,685 5,516,668
Michigan Finance Authority
Series 2016, RB, 5.00%, 11/15/28 2,960 3,044,362
Series 2016, RB, 5.00%, 11/15/41 2,620 2,585,799
Series 2019 A, RB, 4.00%, 02/15/47 17,985 15,235,023
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 2,406,948
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,057,092
Series 2018B, RB, 3.55%, 10/01/33 2,830 2,604,496
Waverly Community Schools , Series
2022 I, GO, 3.00%, 11/01/47 .... 5,785 4,080,765
36,531,153

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Minnesota - 0.1%
County of Hennepin , Series 2019 B,
GO, 5.00%, 12/15/36 ......... USD 10,000 $ 10,715,125
State of Minnesota
Series 2019 A, GO, 5.00%, 08/01/29 10,000 11,063,010
Series 2021 A, GO, 4.00%, 09/01/38 7,785 7,645,252
29,423,387
Missouri - 0.1%
Health & Educational Facilities Authority
of the State of Missouri
Series 2015A, RB, 4.00%, 01/01/45 18,085 15,430,473
Series 2021 A, RB, 4.00%, 07/01/30 1,690 1,739,801
17,170,274
Montana - 0.0%
Montana Facility Finance Authority ,
Series 2021 A, RB, 3.00%, 06/01/50 3,000 1,995,236
Nevada - 0.0%
County of Clark , Series 2020 C, RB,
5.00%, 07/01/29 ............ 4,000 4,374,430
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022 A, RB, 3.00%, 02/15/38 1,530 1,309,372
New Jersey - 0.0%
New Jersey Educational Facilities
Authority , Series 2021B, RB,
5.00%, 03/01/32 ............ 5,000 5,605,569
New Jersey Health Care Facilities
Financing Authority
Series 2021, RB, 3.00%, 07/01/51 4,965 3,308,394
Series 2021 A, RB, 4.00%, 07/01/51 8,560 7,366,442
New Jersey Transportation Trust
Fund Authority , Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 3,830,279
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 8,950 6,716,383
26,827,067
New York - 0.6%
New York City Housing Development
Corp.
Series 2018C-1, RB,
3.70%, 11/01/38 .......... 2,815 2,431,679
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,275 6,919,222
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,699,554
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 4,926,450
Series 2020 CC-1, RB,
4.00%, 06/15/49 .......... 7,785 6,925,549
New York City Transitional Finance
Authority Future Tax Secured
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... 11,870 10,801,683
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... 14,430 12,739,830
New York State Dormitory Authority
Series 2020F, RB, 3.19%, 02/15/43 4,005 2,936,267
Series 2022 A, RB, 5.00%, 03/15/31 17,770 19,575,806
Series 2022 A, RB, 5.00%, 03/15/32 8,600 9,507,302
New York State Urban Development
Corp.
Series 2017D, RB, 3.32%, 03/15/29 10,345 9,356,114
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020 E, RB, 4.00%, 03/15/38 USD 6,360 $ 5,853,433
Series 2021 B, RB, 2.01%, 03/15/30 14,585 11,915,028
Series 2021 B, RB, 2.50%, 03/15/33 15,800 12,459,275
New York Transportation Development
Corp.
Series 2016A, RB, AMT,
5.00%, 07/01/41 .......... 945 917,656
Series 2016A, RB, AMT,
5.00%, 07/01/46 .......... 3,480 3,290,286
Series 2016A, RB, AMT,
5.25%, 01/01/50 .......... 10,150 9,844,241
Port Authority of New York & New
Jersey , Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 7,362,084
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 9,381,413
State of New York Mortgage Agency ,
Series 2014-189, RB, AMT,
3.85%, 10/01/34 ............ 310 309,938
Triborough Bridge & Tunnel Authority
Series 2021 A-1, RB,
5.00%, 05/15/51 .......... 7,620 7,796,995
Series 2021 SUB, RB,
3.00%, 05/15/51 .......... 11,665 8,114,489
165,064,294
North Carolina - 0.1%
City of Charlotte
Series 2021 B, RB, AMT,
4.00%, 07/01/51 .......... 5,980 5,080,081
Series 2021A, RB, 3.00%, 07/01/46 12,920 9,108,302
County of Guilford , Series 2022 A, GO,
5.00%, 03/01/30 ............ 1,555 1,738,229
15,926,612
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... 4,015 4,879,443
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 11,972,944
State of Ohio , Series 2020 C, GO,
5.00%, 03/01/39 ............ 4,095 4,394,297
21,246,684
Oregon - 0.1%
Oregon Health & Science University ,
Series 2021 A, RB, 3.00%, 07/01/51 5,670 3,966,480
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 6,790,272
Series 2003B, GO, 5.68%, 06/30/28 6,520 6,626,162
Series 2005A, GO, 4.76%, 06/30/28 7,768 7,674,724
Oregon State Facilities Authority , Series
2016 A, RB, 4.00%, 06/01/41 .... 5,000 4,474,156
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 9,098,074
38,629,868
Pennsylvania - 0.0%
Allegheny County Airport Authority ,
Series 2021 A, RB, AMT,
4.00%, 01/01/46 ............ 7,605 6,626,465
Chartiers Valley School District , Series
2021 A, GO, 3.00%, 10/15/49 ... 2,305 1,561,337
City of Philadelphia , Series 2017B, RB,
AMT, 5.00%, 07/01/42 ........ 3,500 3,501,383
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,346,584
Pennsylvania State University (The) ,
Series 2020A, RB, 4.00%, 09/01/50 4,755 4,128,795

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission ,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ USD 7,835 $ 7,919,680
South Wayne County Water and
Sewer Authority , Series 2021, RB,
4.00%, 02/15/30 ............ 885 906,279
25,990,523
Puerto Rico - 0.2%
Commonwealth of Puerto Rico
(r)
Series 2022, VRDN,
0.00%, 11/01/43 .......... 9,434 4,647,886
Series 2022, VRDN,
0.00%, 11/01/51 .......... 146,867 52,151,335
Puerto Rico Electric Power Authority
(g)(o)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 1,538,133
Series 2007-TT, RB,
5.00%, 07/01/18 .......... 1,915 1,429,866
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,142,400
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 2,187,733
Series 2008WW, RB,
5.50%, 07/01/38 .......... 6,160 4,599,467
Series 2010 AAA, RB,
5.25%, 07/01/26 .......... 940 701,867
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,276,800
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 914,667
Series 2010ZZ, RB, 5.25%, 07/01/23 500 373,333
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 858,666
Series 2010-ZZ, RB,
5.25%, 07/01/18 .......... 6,255 4,670,400
Series 2012A, RB, 5.00%, 07/01/42 6,800 5,077,333
Series 2012A, RB, 5.05%, 07/01/42 1,030 769,067
Series 2013A, RB, 7.00%, 07/01/43 7,405 5,683,338
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,220,800
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 1,741,012
90,984,103
South Carolina - 0.0%
City of Charleston Waterworks &
Sewer System , Series 2022, RB,
5.00%, 01/01/52 ............ 7,985 8,609,766
Lexington County Health Services
District, Inc. , Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,073,981
11,683,747
South Dakota - 0.0%
South Dakota Health & Educational
Facilities Authority , Series 2021-A,
RB, 4.00%, 11/01/34 ......... 6,960 6,571,002
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 785 734,295
Series 2018-3, RB, 3.95%, 01/01/49 635 566,940
1,301,235
Security
Par (000)
Par (000) Value
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2021 A, RB,
5.00%, 02/01/46 ............ USD 13,000 $ 13,487,342
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,731,485
Houston Community College System ,
Series 2021 A, GO, 5.00%, 02/15/29 1,195 1,306,234
North Texas Municipal Water District
Water System , Series 2021 A, RB,
5.00%, 09/01/29 ............ 10,000 10,990,693
Rockwall Independent School District ,
Series 2022A, GO, 5.00%, 02/15/52 7,985 8,393,082
Tarrant County Cultural Education
Facilities Finance Corp. , Series 2016
A, RB, 4.00%, 02/15/47 ....... 15,025 12,859,827
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,351,997
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,547,503
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019,
RB, AMT, 5.00%, 06/30/58 ..... 10,000 9,237,852
Texas Water Development Board ,
Series 2020, RB, 5.00%, 08/01/32 5,000 5,516,288
University of Houston , Series 2020 A,
RB, 3.00%, 02/15/44 ......... 5,530 4,087,410
Ysleta Independent School District ,
Series 2022, GO, 5.00%, 08/15/56 7,985 8,317,032
85,826,745
Utah - 0.1%
City of Salt Lake
Series 2021 A, RB, AMT,
5.00%, 07/01/37 .......... 7,785 7,835,445
Series 2021 A, RB, AMT,
5.00%, 07/01/46 .......... 12,445 12,220,130
Series 2022, RB, 5.00%, 02/01/52 7,185 7,586,296
University of Utah (The) , Series 2022 A,
RB, 4.00%, 08/01/51 ......... 8,030 7,186,688
34,828,559
Virginia - 0.1%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 11,715 10,538,010
Virginia College Building Authority ,
Series 2020B, RB, 1.97%, 02/01/32 6,520 5,077,294
Virginia Commonwealth Transportation
Board
Series 2022, RB, 5.00%, 05/15/32 8,310 9,317,581
Series 2022, RB, 4.00%, 05/15/35 13,190 12,952,885
Series 2022, RB, 4.00%, 05/15/36 10,000 9,624,422
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,811,806
50,321,998
Washington - 0.3%
Central Puget Sound Regional Transit
Authority
Series 2021 S 1, RB,
5.00%, 11/01/33 .......... 4,985 5,519,945
Series 2021 S 1, RB,
4.00%, 11/01/46 .......... 9,490 8,572,663
Grant County Public Utility District
No. 2 , Series 2015M, RB,
4.58%, 01/01/40 ............ 2,550 2,300,660
State of Washington
Series 2022 A, GO, 5.00%, 08/01/39 10,000 10,681,930

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2022 C, GO, 5.00%, 02/01/31 USD 5,000 $ 5,584,080
Series R-2022A, GO,
4.00%, 02/01/36 .......... 11,555 11,290,522
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 35,310 30,861,224
74,811,024
Wisconsin - 0.2%
State of Wisconsin
Series 2021 B, GO, 5.00%, 05/01/32 5,000 5,430,627
Series 2021 B, GO, 5.00%, 05/01/33 9,925 10,727,991
State of Wisconsin Environmental
Improvement Fund , Series 2020 A,
RB, 5.00%, 06/01/33 ......... 3,035 3,335,277
University of Wisconsin Hospitals
& Clinics , Series 2021 B, RB,
4.00%, 04/01/51 ............ 13,795 11,466,591
Wisconsin Health & Educational
Facilities Authority
Series 2016 A, RB, 5.00%, 11/15/35 6,895 7,067,547
Series 2016 A, RB, 5.00%, 11/15/39 6,925 7,051,572
Series 2017 A, RB, 4.00%, 04/01/39 10,000 9,006,169
Series 2019, RB, 4.00%, 12/15/49 5,000 4,275,619
58,361,393
Total Municipal Bonds — 3.9%
(Cost: $1,750,027,913) ........................... 1,551,797,003
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.2%
Cayman Islands — 0.1%
Prima Capital CRE Securitization Ltd.
(a)
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... 3,645 3,504,887
Series 2016-6A, Class C, 4.00%,
08/24/40 ............... 17,980 17,859,077
21,363,964
Netherlands — 0.0%
(b)
Domi BV, Series 2021-1, Class A,
(EURIBOR 3 Month + 0.63%),
1.63%, 06/15/53
(d)
........... EUR 2,339 2,265,933
Dutch Property Finance BV
Series 2021-1, Class B, (EURIBOR
3 Month + 1.10%), 1.31%,
07/28/58
(d)
.............. 740 689,983
Series 2021-2, Class A, (EURIBOR
3 Month + 0.70%), 0.91%,
04/28/59
(d)
.............. 2,696 2,609,413
Series 2021-2, Class B, (EURIBOR
3 Month + 0.80%), 1.01%,
04/28/59
(d)
.............. 820 759,872
Series 2021-2, Class C, (EURIBOR
3 Month + 1.05%), 1.26%,
04/28/59
(d)
.............. 504 458,630
Jubilee Place, Series 3, Class C,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/17/59
(d)
........... 202 185,158
Paragon Mortgages No. 25 plc
Series 25, Class B, (Sterling
Overnight Index Average +
1.07%), 3.26%, 05/15/50
(d)
... GBP 3,805 4,218,368
Security
Par (000)
Par (000) Value
Netherlands (continued)
Series 25, Class C, (Sterling
Overnight Index Average +
1.42%), 3.61%, 05/15/50
(d)
... GBP 2,985 $ 3,304,935
14,492,292
United Kingdom — 0.2%
(b)
Atlas Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.70%), 3.90%, 07/25/58
(d)
... 125 137,057
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.25%), 4.45%, 07/25/58
(d)
... 110 119,786
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 3.89%, 08/27/58
(d)
..... 520 556,526
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 2.97%, 06/17/58
(d)
... 1,905 2,088,931
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 3.39%, 06/17/58
(d)
... 382 410,982
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 3.79%, 06/17/58
(d)
... 102 108,856
Series 6, Class C, (Sterling
Overnight Index Average +
1.45%), 3.65%, 01/17/59
(d)
... 317 331,415
Series 6, Class D, (Sterling
Overnight Index Average +
1.85%), 4.05%, 01/17/59
(d)
... 178 180,197
CMF plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
1.00%), 3.19%, 01/16/57
(d)
... 220 242,987
Series 2020-1, Class C, (Sterling
Overnight Index Average +
1.25%), 3.44%, 01/16/57
(d)
... 100 110,197
Finsbury Square
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
+ 0.65%), 2.84%, 12/16/67
(d)
.. 2,689 2,941,669
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
+ 1.00%), 3.19%, 12/16/67
(d)
.. 1,470 1,559,656
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
+ 1.25%), 3.44%, 12/16/67
(d)
.. 1,045 1,098,864
Finsbury Square plc
Series 2019-3, Class C, (Sterling
Overnight Index Average +
2.00%), 4.19%, 12/16/69
(d)
... 790 877,819
Series 2020-1X, Class C, (Sterling
Overnight Index Average +
1.35%), 3.54%, 03/16/70
(d)
... 210 232,607
Series 2021-2X, Class A, (Sterling
Overnight Index Average +
0.80%), 2.99%, 12/16/71
(d)
... 4,723 5,176,090
Series 2021-2X, Class B, (Sterling
Overnight Index Average +
1.25%), 3.44%, 12/16/71
(d)
... 1,339 1,425,406
Series 2021-2X, Class C, (Sterling
Overnight Index Average +
1.40%), 3.59%, 12/16/71
(d)
... 371 389,412

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2X, Class D, (Sterling
Overnight Index Average +
1.70%), 3.89%, 12/16/71
(d)
... GBP 200 $ 204,034
Gemgarto plc, Series 2021-1X, Class
C, (Sterling Overnight Index Average
+ 1.30%), 3.49%, 12/16/67
(d)
.... 218 230,831
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (LIBOR GBP 3
Month + 0.30%), 3.17%, 06/18/39
(d)
6,150 6,226,084
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average +
1.15%), 3.34%, 09/28/55
(d)
... 741 771,575
Series 2017-1RX, Class D, (Sterling
Overnight Index Average +
1.50%), 3.69%, 09/28/55
(d)
... 441 450,955
Hops Hill No. 1 plc
Series 1, Class C, (Sterling
Overnight Index Average +
1.85%), 4.04%, 05/27/54
(d)
... 200 218,616
Series 1, Class D, (Sterling
Overnight Index Average +
2.35%), 4.54%, 05/27/54
(d)
... 100 108,129
Hops Hill No2 plc
Series 2, Class B, (Sterling
Overnight Index Average +
2.25%), 2.19%, 11/27/54
(d)
... 4,073 4,485,525
Series 2, Class C, (Sterling
Overnight Index Average +
2.85%), 2.19%, 11/27/54
(d)
... 1,077 1,182,244
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 4.44%, 06/12/57
(d)
... 370 406,262
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.65%), 2.85%, 07/20/58
(d)
... 2,086 2,283,556
Series 2021-1, Class B, (Sterling
Overnight Index Average +
0.95%), 3.15%, 07/20/58
(d)
... 266 281,896
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.25%), 3.45%, 07/20/58
(d)
... 158 166,699
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.65%), 3.85%, 07/20/58
(d)
... 103 107,624
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average +
0.75%), 2.94%, 05/15/51
(d)
... 1,879 2,058,578
Series 2021-FL2, Class A, (Sterling
Overnight Index Average +
0.80%), 2.99%, 05/15/52
(d)
... 1,165 1,275,216
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 2.89%, 06/23/53
(d)
... 2,164 2,363,209
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.10%), 3.29%, 06/23/53
(d)
... 334 355,536
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.45%), 3.64%, 06/23/53
(d)
... 110 116,057
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 0.90%, 12/01/50
(d)
..... EUR 1,112 989,871
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 0.80%, 11/15/38
(d)
.... EUR 701 $ 620,362
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.80%), 2.99%, 12/22/53
(d)
... GBP 3,356 3,671,105
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.25%), 3.44%, 12/22/53
(d)
... 1,728 1,844,375
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.50%), 3.69%, 10/23/59
(d)
... 421 444,050
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.00%), 4.19%, 10/23/59
(d)
... 307 320,048
Series 2022-1, Class E, (Sterling
Overnight Index Average +
3.40%), 5.59%, 10/23/59
(d)
... 538 555,977
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average +
1.45%), 3.64%, 10/16/56
(d)
... 115 125,918
Series 2020-1B, Class C, (Sterling
Overnight Index Average +
1.70%), 3.89%, 10/16/56
(d)
... 100 107,878
Series 2020-1B, Class D, (Sterling
Overnight Index Average +
1.95%), 4.14%, 10/16/56
(d)
... 100 107,382
Residential Mortgage Securities 32
plc, Series 32X, Class C, (Sterling
Overnight Index Average + 2.20%),
4.39%, 06/20/70
(d)
........... 1,025 1,116,019
RMAC No. 2 plc, Series 2018-2, Class
C, (Sterling Overnight Index Average
+ 1.97%), 4.16%, 06/12/46
(d)
.... 420 466,246
RMAC Securities No. 1 plc
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
1.09%, 06/12/44
(d)
......... EUR 126 117,776
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
+ 0.27%), 2.46%, 06/12/44
(d)
.. GBP 322 340,862
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
1.11%, 06/12/44
(d)
......... EUR 2,126 1,858,379
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average +
1.75%), 3.94%, 06/12/56
(d)
... GBP 534 572,158
Series 2, Class D, (Sterling
Overnight Index Average +
2.20%), 4.39%, 06/12/56
(d)
... 329 353,418
Series 2, Class E, (Sterling
Overnight Index Average +
3.30%), 5.49%, 06/12/56
(d)
... 450 487,905
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average +
0.70%), 2.90%, 07/12/63
(d)
... 1,201 1,318,536
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average +
0.95%), 3.15%, 07/12/63
(d)
... 157 168,042

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average +
1.25%), 3.45%, 07/12/63
(d)
... GBP 107 $ 113,577
Tower Bridge Funding plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.45%), 4.64%, 09/20/63
(d)
... 150 166,500
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.45%), 5.64%, 09/20/63
(d)
... 119 132,098
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.85%), 4.04%, 07/21/64
(d)
... 365 400,515
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.15%), 4.34%, 07/21/64
(d)
... 253 273,400
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 2.97%, 11/20/63
(d)
... 1,274 1,404,295
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 3.29%, 11/20/63
(d)
... 253 271,347
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 3.69%, 11/20/63
(d)
... 140 149,547
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 3.99%, 11/20/63
(d)
... 170 179,055
Series 2022-1X, Class C, (Sterling
Overnight Index Average +
1.25%), 3.44%, 12/20/63
(d)
... 264 277,406
Twin Bridges plc
Series 2018-1, Class D, (Sterling
Overnight Index Average +
2.17%), 4.36%, 09/12/50
(d)
... 843 929,408
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 4.44%, 12/12/54
(d)
... 390 430,119
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.00%), 5.19%, 12/12/54
(d)
... 225 247,143
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 3.79%, 03/12/55
(d)
... 436 458,753
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.10%), 4.29%, 03/12/55
(d)
... 220 225,858
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.66%), 2.85%, 09/12/55
(d)
... 3,331 3,627,497
Series 2021-2, Class B, (Sterling
Overnight Index Average +
0.90%), 3.09%, 09/12/55
(d)
... 819 861,458
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.15%), 3.34%, 09/12/55
(d)
... 435 453,605
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.50%), 3.69%, 09/12/55
(d)
... 187 191,030
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.30%), 3.49%, 12/01/55
(d)
... 830 858,374
Series 2022-1, Class D, (Sterling
Overnight Index Average +
1.70%), 3.89%, 12/01/55
(d)
... 365 370,400
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-2, Class B, (Sterling
Overnight Index Average +
2.00%), 4.20%, 06/12/55
(d)
... GBP 5,709 $ 6,254,979
75,143,754
United States — 2.9%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.69%,
01/25/45 ............... USD 1,323 1,195,427
Series 2015-3, Class B5, 3.54%,
04/25/45 ............... 1,521 1,326,735
Series 2015-4, Class B5, 3.52%,
06/25/45 ............... 1,061 904,051
Ajax Mortgage Loan Trust
(a)(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(e)
.............. 53,083 50,736,281
Series 2022-A, Class A2, 3.00%,
10/25/61
(b)
.............. 2,705 2,485,979
Series 2022-A, Class A3, 3.00%,
10/25/61
(b)
.............. 1,443 1,319,302
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,052,647
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,388 5,530,344
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,392,643
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,772,986
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 345,814
Series 2022-B, Class A1, 3.50%,
03/27/62
(e)
.............. 68,942 67,011,331
Series 2022-B, Class A2, 3.00%,
03/27/62
(b)
.............. 2,124 1,999,854
Series 2022-B, Class A3, 3.00%,
03/27/62
(b)
.............. 1,821 1,725,792
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 6,562,112
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 5,159 4,781,755
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,233,591
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,676,570
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 3.43%,
06/25/35
(b)
.............. 7,728 6,613,862
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,715 2,029,453
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 647 333,408
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
3.48%, 08/25/36
(b)
......... 7,536 1,602,217
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 3.78%,
11/25/46
(b)
.............. 4,722 1,498,054
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,408 1,385,987
Series 2006-J7, Class 2A1, (LIBOR
USD 1 Month + 1.50%), 4.06%,
11/20/46
(b)
.............. 4,041 2,946,258

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
3.46%, 09/25/46
(b)
......... USD 2,815 $ 2,467,494
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 2.83%, 11/25/46
(b)
.. 10,322 8,222,047
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.68%),
3.76%, 10/25/46
(b)
......... 10,925 8,474,853
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
3.18%, 03/20/47
(b)
......... 3,499 2,774,457
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
3.58%, 07/25/46
(b)
......... 5,604 5,016,585
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.46%),
3.54%, 11/25/36
(b)
......... 4,213 3,705,810
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 21,043 10,887,816
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 716 363,338
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,925 2,071,307
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.28%),
3.36%, 04/25/47
(b)
......... 3,079 2,710,785
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
3.44%, 04/25/47
(b)
......... 17 1,025
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.36%),
3.44%, 06/25/47
(b)
......... 577 438,108
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.48%),
3.56%, 08/25/47
(b)
......... 754 620,550
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 2.04%, 10/25/46 ... 2,690 1,918,702
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 3.29%,
10/25/46 ............... 5,563 3,076,008
Angel Oak Mortgage Trust, Series
2019-5, Class B1, 3.96%, 10/25/49
(a)
(b)
...................... 715 626,169
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.12%,
07/31/57 ............... 20,482 8,079,084
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 5.93%,
09/27/46 ............... 4,250 4,244,567
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,488 2,496,910
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,259 3,164,626
Barclays Mortgage Loan Trust, Series
2022-NQM1, Class A1, 4.55%,
07/25/52
(a)(b)
............... 14,440 13,774,465
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 58,226 55,031,633
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. USD 6,222 $ 5,904,483
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(c)
.............. 14,037 12,799,276
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 3.53%,
09/25/37
(a)(b)
............... 7,285 6,566,816
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 2.56%, 05/28/36
(a)(b)
.... 4,082 3,860,863
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 3.40%,
11/25/36 ............... 2,179 1,777,922
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 3.40%,
01/25/47 ............... 1,945 1,671,292
Bear Stearns Asset-Backed Securities
I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,356 1,586,121
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 3,657 2,454,199
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 3.36%,
08/25/36 ............... 1,174 1,132,511
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 3.25%,
03/25/37 ............... 103 95,784
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
3.22%, 03/25/37 .......... 1,626 1,388,912
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
3.29%, 06/25/37 .......... 1,106 1,019,978
Central Park Funding Trust, Series
2021-2, Class PT, (LIBOR USD 1
Month + 3.00%), 6.11%, 10/27/22
(a)(b)
1,002 996,678
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 51,111 23,700,352
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 2.56%,
11/25/35
(b)
.............. 1,099 952,294
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 2.06%, 04/25/46
(b)
.. 26,706 8,699,086
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
3.48%, 04/25/46
(b)
......... 1,180 1,101,277
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 13,128 5,944,957
CHNGE Mortgage Trust
(a)(b)
Series 2022-1, Class A1, 3.01%,
01/25/67 ............... 5,158 4,726,766
Series 2022-4, Class A1, 6.00%,
10/25/57 ............... 2,064 2,016,552
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(a)(b)
.......... 1,622 1,168,711
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 3,285 2,722,139

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... USD 4,221 $ 3,205,428
Citigroup Mortgage Loan Trust
(a)
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 510,380
Series 2022-A, Class A1, 6.17%,
09/25/62
(e)
.............. 13,445 13,171,156
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 922 813,337
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(b)
...................... 2,734 2,474,895
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,076 8,693,686
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 52,951 50,256,987
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)
.............. 2,245 2,065,055
Series 2021-JR1, Class B2, 32.56%,
09/27/66 ............... 3,879 3,354,071
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)(c)
............. 3,334 1,091,879
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 4.43%, 11/25/35
(b)
...... 3,171 620,437
CSMC Trust
(a)(b)
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
2.46%, 02/27/36 .......... 2,218 2,195,937
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 2.38%,
08/27/36 ............... 2,720 2,000,148
Series 2014-11R, Class 16A1,
3.73%, 09/27/47 .......... 549 542,365
Series 2014-SAF1, Class B5, 3.87%,
03/25/44 ............... 2,835 2,078,299
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 2.41%,
10/27/36 ............... 5,403 3,737,050
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.34%), 3.42%, 08/25/47
(b)
..... 2,265 2,305,626
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, (LIBOR USD 1
Month + 0.50%), 5.67%, 01/27/37
(a)(b)
14 13,438
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 959 786,787
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 610 500,353
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2020-DNA4, Class M2,
(LIBOR USD 1 Month + 3.75%),
6.83%, 08/25/50 .......... 75 74,570
Series 2020-DNA5, Class B1, (30-
Day Average SOFR + 4.80%),
7.08%, 10/25/50 .......... 1,640 1,650,920
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-DNA6, Class B1, (30-
Day Average SOFR + 3.00%),
5.28%, 12/25/50 .......... USD 6,290 $ 5,815,338
Series 2021-DNA1, Class B1, (30-
Day Average SOFR + 2.65%),
4.93%, 01/25/51 .......... 14,757 13,335,249
Series 2021-DNA3, Class B1, (30-
Day Average SOFR + 3.50%),
5.78%, 10/25/33 .......... 13,120 12,081,582
Series 2021-DNA5, Class B1, (30-
Day Average SOFR + 3.05%),
5.33%, 01/25/34 .......... 6,420 5,695,788
Series 2021-DNA5, Class B2, (30-
Day Average SOFR + 5.50%),
7.78%, 01/25/34 .......... 5,204 3,800,778
Series 2021-HQA1, Class B2, (30-
Day Average SOFR + 5.00%),
7.28%, 08/25/33 .......... 6,873 5,321,605
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2021-
DNA2, Class B1, (30-Day Average
SOFR + 3.40%), 5.68%, 08/25/33
(a)(b)
12,560 11,304,507
GCAT Trust
(a)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(b)
......... 4,430 3,799,621
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(e)
......... 14,600 14,153,113
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 3.10%, 03/25/36
(b)
..... 1,666 1,588,271
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.34%,
11/25/49 ............... 2,609 2,319,241
Series 2020-PJ2, Class B4, 3.57%,
07/25/50 ............... 1,893 1,461,328
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
3.43%, 01/25/35 .......... 3,058 2,748,909
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
3.43%, 03/25/35 .......... 3,482 3,364,182
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
3.43%, 01/25/36 .......... 2,904 2,428,801
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 2.68%,
01/25/35
(b)
.............. 406 387,755
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 178 212,314
Series 2007-OA2, Class 2A1,
2.34%, 06/25/47
(b)
......... 1,616 1,051,211
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
3.20%, 12/19/36 .......... 11,374 9,590,168
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.25%), 3.24%,
07/19/47 ............... 1,225 1,092,636
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 6,147,458

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(a)(e)
............... USD 14,202 $ 13,781,565
Impac Secured Assets Trust, Series
2006-3, Class A1, (LIBOR USD 1
Month + 0.34%), 3.42%, 11/25/36
(b)
1,990 1,727,140
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.24%),
3.32%, 07/25/36 .......... 660 605,111
Series 2007-AR19, Class 3A1,
3.37%, 09/25/37 .......... 5,229 3,534,819
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
3.32%, 08/25/37 .......... 1,611 1,412,067
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.63%,
05/25/37
(b)
................ 895 763,460
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
7.33%, 11/25/24
(a)(b)
.......... 1,234 1,181,521
JPMorgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 3.94%,
07/25/35 ............... 11 10,463
Series 2021-4, Class B2, 2.88%,
08/25/51
(a)
.............. 7,188 5,423,389
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,790 5,068,508
Series 2021-INV5, Class A2X,
0.50%, 12/25/51
(a)
......... 109,880 2,601,265
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(a)
......... 20,046 15,718,130
Series 2021-INV5, Class A5X,
0.50%, 12/25/51
(a)
......... 11,957 305,956
Series 2021-INV5, Class AX1,
0.19%, 12/25/51
(a)
......... 215,226 1,938,324
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(a)
.............. 2,621 1,654,127
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(a)
.............. 918 541,839
Series 2021-INV5, Class B6, 3.05%,
12/25/51
(a)
.............. 3,144 1,054,459
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(a)
......... 9,307 7,297,929
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(a)
.............. 7,731 6,226,683
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(a)
.............. 1,814 1,435,276
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(a)
.............. 2,524 1,895,432
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(a)
.............. 1,341 846,017
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(a)
.............. 552 325,040
Series 2021-INV7, Class B6, 3.15%,
02/25/52
(a)
.............. 1,815 587,184
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 5,351 5,216,609
Series 2020-SL1, Class A, 2.73%,
01/25/60 ............... 2,254 2,191,924
Series 2021-GS2, Class A1, 1.75%,
04/25/61 ............... 36,628 33,982,679
Security
Par (000)
Par (000) Value
United States (continued)
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
1.90%), 4.98%, 09/25/47
(b)
..... USD 3,326 $ 3,939,061
Loan Revolving Advance Investment
Trust, Series 2021-2, Class A1X,
(LIBOR USD 1 Month + 2.75%),
4.72%, 06/30/23
(a)(b)
.......... 44,916 44,513,872
MASTR Resecuritization Trust, Series
2008-3, Class A1, 2.83%, 08/25/37
(a)
(b)
...................... 1,446 934,083
MCM Trust
(c)
Series 2021-VFN1,  3.00%, 08/25/28 40,992 40,120,567
Series 2021-VFN1,  3.00%, 08/28/28 20,938 13,977,224
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.42%),
3.50%, 04/25/37
(b)
........... 3,339 2,811,469
MFA Trust
(a)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(b)
......... 307 297,526
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(b)
......... 6,050 5,545,669
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(e)
......... 12,217 12,150,448
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (LIBOR
USD 1 Month + 0.16%), 2.58%,
12/26/46
(a)(b)
............... 1,314 1,211,135
Morgan Stanley Residential Mortgage
Loan Trust, Series 2014-1A, Class
B3, 3.72%, 06/25/44
(a)(b)
....... 777 741,137
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
2.90%, 04/16/36
(a)(b)
.......... 7,763 7,283,795
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,546 2,993,330
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 814 703,027
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 2,336 2,235,979
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... 10,258 7,367,054
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(b)
............. 815 771,286
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 637 580,060
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,593 379,296
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 3.50%,
06/25/37
(b)
.............. 770 683,376
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(b)
... 20,965 20,155,995
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(a)(e)
....... 9,707 9,402,806
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,667 3,027,344

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... USD 2,043 $ 1,904,949
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 14,625 14,255,105
PRPM LLC, Series 2021-4, Class A1,
1.87%, 04/25/26
(a)(e)
.......... 6,637 6,081,435
RALI Trust, Series 2007-QH9, Class
A1, 2.63%, 11/25/37
(b)
......... 607 537,870
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.48%, 02/25/50
(a)(b)
... 1,683 1,337,789
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(a)(e)
... 31,555 29,607,933
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
3.42%, 06/25/35 .......... 1,287 1,219,639
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 3.48%,
09/25/35 ............... 1,967 1,746,438
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(b)
............... 5,100 4,668,135
RFMSI Trust, Series 2006-SA2, Class
2A1, 4.82%, 08/25/36
(b)
........ 8,392 6,020,898
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 3,933 3,172,009
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.78%,
05/25/57
(b)
................ 1,399 526,609
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(b)
... 24,922 23,616,498
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.20%, 07/20/37
(b)
.. 1,675 1,375,461
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 09/25/67
(a)
(e)
...................... 3,045 2,952,714
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 2.28%,
04/25/37
(b)
................ 495 307,063
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 4,697,125
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 3.16%,
05/25/35 ............... 700 559,345
Series 2006-3, Class 4A, 3.25%,
04/25/36 ............... 1,550 998,487
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 3.54%,
02/25/36 ............... 1,753 1,491,220
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.38%),
3.46%, 06/25/36 .......... 4,261 3,609,007
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
3.50%, 05/25/46 .......... 1,021 657,541
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
2,305 1,337,385
Security
Par (000)
Par (000) Value
United States (continued)
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, 2.64%,
06/25/46
(b)
................ USD 2,892 $ 2,014,380
TVC DSCR, 2.38%, 02/01/51
(c)
..... 51,326 49,653,120
TVC Holding, 2.38%, 02/01/51
(c)
.... 12,832 16,406,471
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
1,534 1,527,944
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,254,760
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,331,681
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,264,652
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,084,124
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,506,465
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,683,886
Vista Point Securitization Trust, Series
2020-2, Class B1, 4.90%, 04/25/65
(a)
(b)
...................... 1,160 1,097,529
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.99%), 2.09%, 06/25/46 ... 282 256,647
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 1.85%, 06/25/47 ... 7,524 6,430,443
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.80%), 1.90%, 06/25/47 ... 2,439 1,920,896
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (LIBOR
USD 1 Month + 0.55%), 3.63%,
11/25/35
(b)
.............. 729 502,780
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 293 218,474
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,179 1,737,400
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,819 2,555,887
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.............. 3,306 2,837,544
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.............. 879 754,350
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 1.82%, 12/25/46
(b)
.. 5,677 4,609,348
Western Mortgage Reference Notes
(a)(b)
Series 2021-CL2, Class M1, (30-Day
Average SOFR + 3.15%), 5.43%,
07/25/59 ............... 18,008 17,840,155
Series 2021-CL2, Class M2, (30-Day
Average SOFR + 3.70%), 5.98%,
07/25/59 ............... 18,114 17,948,078

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.97%, 11/20/44
(a)
(b)
...................... USD 1,651 $ 1,644,192
1,178,672,736
1,289,672,746
Commercial Mortgage-Backed Securities — 4.0%
Bermuda — 0.1%
(a)(b)
PFP Ltd., Series 2022-9, Class A, (1
Month CME Term SOFR + 2.27%),
5.32%, 08/19/35 ............ 15,120 15,038,419
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1 Month CME Term SOFR
+ 2.25%), 5.27%, 01/19/37 ..... 37,543 37,109,228
52,147,647
Cayman Islands — 0.0%
MF1, Series 2021-W10, Class G, (1
Month CME Term SOFR + 4.22%),
7.07%, 12/15/34
(a)(b)
.......... 1,999 1,914,702
Ireland — 0.1%
(b)
Agora Securities DAC, Series 2021-
1X, Class A, (Sterling Overnight
Index Average + 1.20%), 3.40%,
07/22/31
(d)
................ GBP 1,262 1,368,313
Atom Mortgage Securities DAC
Series 1X, Class D, (Sterling
Overnight Index Average +
1.90%), 4.10%, 07/22/31
(d)
... 1,906 1,948,309
Series 1X, Class E, (Sterling
Overnight Index Average +
2.80%), 5.00%, 07/22/31
(d)
... 2,158 2,176,432
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average + 1.35%), 3.54%,
11/20/33
(d)
................ 1,855 2,033,678
Haus European Loan Conduit No. 39
DAC
Series 39X, Class A1, (EURIBOR
3 Month + 0.65%), 0.92%,
07/28/51
(d)
.............. EUR 2,508 2,388,067
Series 39X, Class B, (EURIBOR
3 Month + 1.10%), 1.37%,
07/28/51
(d)
.............. 1,039 945,118
Series 39X, Class C, (EURIBOR
3 Month + 1.40%), 1.67%,
07/28/51
(d)
.............. 841 771,459
Series 39X, Class D, (EURIBOR
3 Month + 2.00%), 2.27%,
07/28/51
(d)
.............. 3,428 3,119,935
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (EURIBOR
3 Month + 0.75%), 1.09%,
08/17/33
(d)
.............. 1,870 1,781,499
Series 1X, Class B, (EURIBOR
3 Month + 1.05%), 1.39%,
08/17/33
(d)
.............. 1,141 1,066,403
Series 1X, Class C, (EURIBOR
3 Month + 1.40%), 1.74%,
08/17/33
(d)
.............. 1,350 1,233,165
Series 1X, Class D, (EURIBOR
3 Month + 1.90%), 2.24%,
08/17/33
(d)
.............. 1,045 943,415
Security
Par (000)
Par (000) Value
Ireland (continued)
Last Mile Securities PE DAC
Series 2021-1X, Class B, (EURIBOR
3 Month + 1.20%), 1.20%,
08/17/31
(d)
.............. EUR 939 $ 865,499
Series 2021-1X, Class C, (EURIBOR
3 Month + 1.60%), 1.60%,
08/17/31
(d)
.............. 1,061 967,654
Pearl Finance DAC
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 2.24%,
11/17/32
(d)
.............. 1,128 1,096,857
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 2.84%,
11/17/32
(d)
.............. 1,355 1,317,974
River Green Finance 2020 DAC
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 1.12%,
01/22/32
(d)
.............. 546 526,806
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 1.47%,
01/22/32
(d)
.............. 327 310,300
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (Sterling
Overnight Index Average + 2.22%),
4.41%, 05/17/29
(a)
........... GBP 2,670 2,902,310
Taurus FR DAC
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.68%, 02/02/31
(d)
......... EUR 358 339,812
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
2.18%, 02/02/31
(d)
......... 380 359,976
Taurus UK DAC
Series 2019-UK2, Class B, (Sterling
Overnight Index Average +
1.92%), 4.11%, 11/17/29
(d)
.... GBP 3,361 3,705,163
Series 2019-UK2, Class C, (Sterling
Overnight Index Average +
2.22%), 4.41%, 11/17/29
(d)
... 2,078 2,280,219
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
+ 1.30%), 3.49%, 05/17/31
(d)
.. 880 939,280
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
+ 1.65%), 3.84%, 05/17/31
(d)
.. 536 566,686
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
+ 2.60%), 4.79%, 05/17/31
(d)
.. 547 575,343
Series 2021-UK4X, Class A,
(Sterling Overnight Index Average
+ 0.95%), 3.14%, 08/17/31
(d)
.. 2,095 2,258,401
Series 2021-UK4X, Class B,
(Sterling Overnight Index Average
+ 1.50%), 3.69%, 08/17/31
(d)
.. 1,504 1,607,449
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
+ 2.10%), 4.29%, 08/17/31
(d)
.. 2,337 2,404,803
42,800,325
Italy — 0.1%
(d)
Cassia SRL
(b)
Series 2022-1X, Class A, (EURIBOR
3 Month + 2.50%), 2.50%,
05/22/34
(d)
.............. EUR 12,859 12,068,717

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2022-1X, Class B, (EURIBOR
3 Month + 3.50%), 3.50%,
05/22/34
(d)
.............. EUR 6,145 $ 5,717,148
17,785,865
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 24 23,592
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average +
1.49%), 3.69%, 10/22/37
(d)
... GBP 2,100 1,902,089
Series II, Class D2, (Sterling
Overnight Index Average +
2.22%), 4.41%, 10/22/37
(d)
... 14,689 12,737,183
Sage AR Funding No. 1 plc, Series
1X, Class C, (Sterling Overnight
Index Average + 2.15%), 4.34%,
11/17/30
(d)
................ 535 577,271
15,216,543
United States — 3.7%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 985,816
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,235 1,082,817
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 1,971,061
245 Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 875,027
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 4,400,593
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 4.24%,
09/15/34 ............... 3,660 3,439,170
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 4.82%,
09/15/34 ............... 15,305 14,151,707
Series 2017-280P, Class F, (LIBOR
USD 1 Month + 2.83%), 5.53%,
09/15/34 ............... 1,370 1,253,422
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 5.92%, 04/15/34
(a)(b)
4,827 4,431,726
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)(c)
.......... 1,165 751,309
AREIT LLC, Series 2022-CRE7, Class
A, (1 Month CME Term SOFR +
2.24%), 5.26%, 06/17/39
(a)(b)
.... 11,460 11,316,954
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 4.92%, 04/15/35
(a)(b)
3,816 3,574,342
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 4.77%,
12/15/36 ............... 12,415 11,511,198
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-ATRM, Class E, (LIBOR
USD 1 Month + 3.05%), 5.87%,
12/15/36 ............... USD 4,005 $ 3,623,343
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... 5,531 4,806,504
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 3.82%,
11/15/33 ............... 250 235,480
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 4.22%,
11/15/33 ............... 6,440 5,969,371
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 4.32%,
11/15/32 ............... 2,560 2,252,443
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 4.82%,
11/15/32 ............... 5,070 4,222,217
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 4.17%,
09/15/34 ............... 590 561,758
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 4.52%,
09/15/34 ............... 4,862 4,600,557
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 3.56%,
11/25/35 ............... 3,527 3,207,232
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 3.53%,
01/25/36 ............... 6,197 5,618,273
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.59%), 3.67%,
01/25/36 ............... 150 136,355
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.68%), 3.76%,
01/25/36 ............... 401 360,301
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 3.62%,
04/25/36 ............... 561 500,347
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 3.50%,
07/25/36 ............... 1,029 941,196
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.38%), 3.46%,
10/25/36 ............... 770 717,239
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.45%), 3.53%,
10/25/36 ............... 835 779,235
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.35%), 3.43%,
12/25/36 ............... 2,388 2,186,986
Series 2007-1, Class A2, (LIBOR
USD 1 Month + 0.27%), 3.35%,
03/25/37 ............... 1,701 1,556,148
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 3.35%,
07/25/37 ............... 2,211 1,935,986
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 4.58%,
12/25/37 ............... 10,657 9,742,780
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 5.58%,
04/25/38 ............... 2,869 2,792,727

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%,
08/05/38
(a)(b)
............. USD 2,640 $ 1,851,389
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 3.54%,
03/15/37
(a)(b)
............. 2,453 2,308,587
Series 2022-C16, Class A5, 4.60%,
06/15/55
(b)
.............. 4,840 4,618,683
Series 2022-C17, Class A5, 4.44%,
09/15/55 ............... 1,900 1,790,131
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a)(b)
.... 2,313 2,039,193
BDS LLC, Series 2022-FL12, Class
A, (1 Month CME Term SOFR +
2.14%), 4.60%, 08/19/38
(a)(b)
.... 6,880 6,828,616
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 3.92%,
04/15/36 ............... 6,829 6,390,468
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 4.17%,
04/15/36 ............... 8,403 7,776,549
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 4.42%,
04/15/36 ............... 7,896 7,213,388
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 4.92%,
04/15/36 ............... 6,692 6,069,484
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 5.72%,
04/15/36 ............... 6,430 5,892,445
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 6.62%,
04/15/36 ............... 7,248 6,641,098
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 7.72%,
04/15/36 ............... 5,096 4,677,509
Benchmark Mortgage Trust
(b)
Series 2018-B3, Class D, 3.19%,
04/10/51
(a)
.............. 120 87,886
Series 2022-B35, Class A5, 4.59%,
05/15/55 ............... 7,420 7,014,672
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
6.52%, 10/15/35
(a)(b)
.......... 9,640 8,889,041
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
4.07%, 07/15/35
(a)(b)
.......... 15,173 14,650,016
BMO Mortgage Trust, Series 2022-C2,
Class A5, 4.97%, 07/15/54
(b)
.... 5,421 5,309,314
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1
Month CME Term SOFR + 1.77%),
4.61%, 05/15/39
(a)(b)
.......... 5,533 5,415,963
BPR Trust
(a)(b)
Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 6.42%,
09/15/38 ............... 5,768 5,421,793
Series 2022-SSP, Class A, (1 Month
CME Term SOFR + 3.00%),
5.85%, 05/15/39 .......... 2,870 2,825,930
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,387,850
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,549,818
Security
Par (000)
Par (000) Value
United States (continued)
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... USD 650 $ 570,952
Series 2013-1515, Class F, 4.06%,
03/10/33
(b)
.............. 601 533,869
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 5.12%,
10/15/36 ............... 38,734 37,085,463
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 5.47%,
10/15/36 ............... 43,869 41,892,150
Series 2020-VKNG, Class F, (LIBOR
USD 1 Month + 2.75%), 5.57%,
10/15/37 ............... 5,714 5,289,916
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 4.99%,
10/15/36 ............... 8,398 7,880,695
Series 2021-MC, Class E, (LIBOR
USD 1 Month + 2.10%), 4.92%,
04/15/34 ............... 3,107 2,883,642
Series 2021-MC, Class F, (LIBOR
USD 1 Month + 2.35%), 5.17%,
04/15/34 ............... 3,250 2,971,638
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 3.73%,
02/15/33
(c)
.............. 25,114 23,858,159
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 4.97%,
02/15/33
(c)
.............. 15,394 14,624,331
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 7.07%,
02/15/33
(c)
.............. 10,302 9,786,619
Series 2021-SOAR, Class A, (LIBOR
USD 1 Month + 0.67%), 3.49%,
06/15/38 ............... 1,865 1,783,107
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
5.62%, 06/15/38 .......... 22,486 20,566,441
Series 2021-SOAR, Class J, (LIBOR
USD 1 Month + 3.75%), 6.57%,
06/15/38 ............... 19,800 18,092,119
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 5.62%,
05/15/38 ............... 12,799 11,774,816
Series 2021-VIV5, Class A, 2.84%,
03/09/44 ............... 5,618 4,537,185
Series 2022-CSMO, Class C, (1
Month CME Term SOFR +
3.89%), 6.73%, 06/15/27 .... 4,000 3,939,933
Series 2022-LP2, Class F, (1 Month
CME Term SOFR + 3.26%),
6.18%, 02/15/39 .......... 6,550 6,055,381
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 12,731 9,682,548
Series 2021-ARIA, Class D, (LIBOR
USD 1 Month + 1.90%), 4.71%,
10/15/36 ............... 4,111 3,812,323
Series 2021-ARIA, Class G, (LIBOR
USD 1 Month + 3.14%), 5.96%,
10/15/36 ............... 12,989 11,558,919
Series 2021-LBA, Class FJV,
(LIBOR USD 1 Month + 2.40%),
5.22%, 02/15/36 .......... 11,223 9,952,706

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-LBA, Class FV, (LIBOR
USD 1 Month + 2.40%), 5.22%,
02/15/36 ............... USD 9,000 $ 7,981,320
Series 2021-LBA, Class GJV,
(LIBOR USD 1 Month + 3.00%),
5.82%, 02/15/36 .......... 14,732 12,912,675
Series 2021-LBA, Class GV, (LIBOR
USD 1 Month + 3.00%), 5.82%,
02/15/36 ............... 11,655 10,215,668
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 5.07%,
01/15/34 ............... 2,880 2,663,421
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 5.82%,
01/15/34 ............... 4,460 4,070,133
Series 2021-SDMF, Class J, (LIBOR
USD 1 Month + 4.03%), 6.85%,
09/15/34 ............... 2,458 2,186,375
Series 2021-VIEW, Class E, (LIBOR
USD 1 Month + 3.60%), 6.42%,
06/15/36 ............... 13,063 12,011,448
Series 2022-GPA, Class A, (1 Month
CME Term SOFR + 2.17%),
4.66%, 10/15/39 .......... 43,950 43,690,198
Series 2022-GPA, Class D, (1 Month
CME Term SOFR + 4.06%),
6.56%, 10/15/39 .......... 4,450 4,378,655
Series 2022-IND, Class E, (1 Month
CME Term SOFR + 3.99%),
6.91%, 04/15/37 .......... 21,431 20,043,242
Series 2022-LBA6, Class D, (1
Month CME Term SOFR +
2.00%), 4.85%, 01/15/39 .... 5,950 5,610,369
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%,
08/13/37 ............... 1,930 1,591,757
Series 2017-CC, Class E, 3.67%,
08/13/37 ............... 3,820 3,056,982
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,252,149
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 2,630,235
Series 2021-601L, Class D, 2.87%,
01/15/44 ............... 5,549 3,700,551
CAMB Commercial Mortgage Trust
(a)(b)
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 4.97%,
12/15/37 ............... 14,638 14,014,420
Series 2019-LIFE, Class G, (LIBOR
USD 1 Month + 3.25%), 6.07%,
12/15/37 ............... 2,726 2,528,455
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 5.00%,
05/10/58
(b)
.............. 6,142 5,598,375
Series 2018-TAN, Class A, 4.24%,
02/15/33
(a)
.............. 3,210 3,175,299
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. 3,870 3,799,610
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 2,955,390
Series 2018-TAN, Class E, 6.66%,
02/15/33
(a)(b)
............. 1,180 1,143,887
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 5,811,832
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... USD 6,152 $ 4,939,687
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 4.32%,
06/15/34
(a)(b)
............... 16,406 15,914,703
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%,
03/10/47
(b)
.............. 1,156 1,128,438
Series 2016-C1, Class D, 5.11%,
05/10/49
(a)(b)
............. 1,180 992,894
Series 2016-GC37, Class C, 5.09%,
04/10/49
(b)
.............. 2,110 1,936,060
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,858,814
Series 2019-PRM, Class E, 4.89%,
05/10/36
(a)(b)
............. 11,599 11,472,674
Series 2019-PRM, Class F, 4.89%,
05/10/36
(a)(b)
............. 5,775 5,693,392
Series 2019-SMRT, Class D, 4.90%,
01/10/36
(a)(b)
............. 17,385 16,686,546
Series 2019-SMRT, Class E, 4.90%,
01/10/36
(a)(b)
............. 1,081 1,027,117
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)(b)
............. 2,660 1,878,185
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 5.58%,
11/15/37 ............... 15,600 15,033,684
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 6.31%,
11/15/37 ............... 7,334 6,930,447
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
............. 750 704,285
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 683 674,096
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
............. 4,614 4,244,016
Series 2014-CR15, Class C, 4.82%,
02/10/47
(b)
.............. 340 329,672
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,275 2,194,352
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,916,524
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
............. 1,840 1,435,083
Credit Suisse Mortgage Capital
Certificates
(b)
Series 2015-RPL1,  3.95%, 02/15/24 23,200 22,655,884
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 4.25%,
05/15/36
(a)
.............. 2,800 2,725,050
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 4.97%,
05/15/36
(a)
.............. 14,101 13,622,187
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 5.47%,
05/15/36
(a)
.............. 14,894 14,268,101
Series 2020-NET, Class D, 3.83%,
08/15/37
(a)
.............. 560 497,635
Series 2021-980M, Class E, 3.65%,
07/15/31
(a)
.............. 3,955 3,156,210
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.90%,
08/15/51
(b)
................ 1,586 1,392,717

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
CSMC Trust
(a)
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 3.77%,
12/15/30
(b)
.............. USD 2,310 $ 2,290,092
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,851,884
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 7.68%,
10/15/37
(b)
.............. 7,360 6,882,945
Series 2021-BHAR, Class E, (LIBOR
USD 1 Month + 3.50%), 6.32%,
11/15/38
(b)
.............. 2,315 2,130,630
Series 2022-NWPT, Class A, (1
Month CME Term SOFR +
3.14%), 5.99%, 09/15/35
(b)
... 12,521 12,420,419
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 4.01%,
05/15/35 ............... 137 132,240
Series 2019-1735, Class F, 4.33%,
04/10/37 ............... 1,060 722,548
DBUBS Mortgage Trust
(a)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 3,281 3,095,294
Series 2017-BRBK, Class D, 3.65%,
10/10/34
(b)
.............. 3,760 3,411,901
Series 2017-BRBK, Class E, 3.65%,
10/10/34
(b)
.............. 8,126 7,291,307
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(b)
.............. 2,880 2,529,382
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR
USD 1 Month + 3.12%), 5.93%,
11/15/38 ............... 11,896 10,919,667
Series 2021-ELP, Class J, (LIBOR
USD 1 Month + 3.61%), 6.43%,
11/15/38 ............... 4,516 4,150,297
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 5.07%,
07/15/38 ............... 12,653 12,114,128
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 5.67%,
07/15/38 ............... 14,908 14,158,865
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 6.52%,
07/15/38 ............... 15,544 14,684,906
GCT Commercial Mortgage Trust
(a)(b)
Series 2021-GCT, Class A, (LIBOR
USD 1 Month + 0.80%), 3.62%,
02/15/38 ............... 3,230 3,115,409
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 5.17%,
02/15/38 ............... 770 725,360
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a)(b)
........ 2,546 1,679,275
GS Mortgage Securities Corp. II
(a)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 7,143,722
Series 2017-375H, Class A, 3.59%,
09/10/37
(b)
.............. 1,460 1,293,600
GS Mortgage Securities Corp. Trust
(a)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 5,773,886
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 6.25%,
11/15/36
(b)
.............. USD 2,530 $ 2,309,084
Series 2021-ROSS, Class A, (LIBOR
USD 1 Month + 1.15%), 3.97%,
05/15/26
(b)
.............. 2,320 2,169,142
Series 2022-ECI, Class A, (1 Month
CME Term SOFR + 2.19%),
5.04%, 08/15/39
(b)
......... 11,620 11,518,144
Series 2022-ECI, Class D, (1 Month
CME Term SOFR + 4.19%),
7.04%, 08/15/39
(b)
......... 4,711 4,628,415
Series 2022-SHIP, Class A, (1 Month
CME Term SOFR + 0.73%),
3.58%, 08/15/36
(b)
......... 12,900 12,682,720
GS Mortgage Securities Trust
(b)
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)
.............. 2,652 2,641,456
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 370 351,790
Series 2015-590M, Class E, 3.93%,
10/10/35
(a)
.............. 2,540 2,151,484
Series 2019-GSA1, Class C, 3.93%,
11/10/52 ............... 1,130 896,707
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,033,281
HIT Trust, Series 2022-HI32, Class
A, (1 Month CME Term SOFR +
2.39%), 5.24%, 07/15/24
(a)(b)
.... 2,690 2,656,231
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR
USD 1 Month + 3.35%), 6.17%,
10/15/36 ............... 4,693 4,391,345
Series 2021-LULU, Class F, (LIBOR
USD 1 Month + 4.40%), 7.22%,
10/15/36 ............... 3,031 2,825,919
Hudson Yards Mortgage Trust
(a)(b)
Series 2019-30HY, Class E, 3.56%,
07/10/39 ............... 4,966 3,762,599
Series 2019-55HY, Class F, 3.04%,
12/10/41 ............... 6,164 4,365,017
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1
Month CME Term SOFR + 2.25%),
4.49%, 10/15/39
(a)(b)
.......... 22,092 22,023,499
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 3,913,703
Series 2017-APTS, Class DFX,
3.61%, 06/15/34
(b)
......... 1,350 1,253,696
Series 2017-APTS, Class EFX,
3.61%, 06/15/34
(b)
......... 2,090 1,913,292
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,141,649
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,469,423
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1 Month CME Term
SOFR + 2.49%), 5.33%, 08/15/37
(a)(b)
12,733 12,589,497
JPMBB Commercial Mortgage
Securities Trust
(b)
Series 2014-C22, Class B, 4.70%,
09/15/47 ............... 346 326,262

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)
.............. USD 4,979 $ 4,249,023
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 720,724
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 2,552,597
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.88%,
01/15/49
(b)
.............. 1,650 1,500,447
Series 2018-AON, Class A, 4.13%,
07/05/31
(a)
.............. 4,834 4,721,205
Series 2018-PHH, Class A, (LIBOR
USD 1 Month + 1.21%), 4.03%,
06/15/35
(a)(b)
............. 3,566 3,461,848
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 4.98%,
07/15/36
(a)(b)
............. 5,580 5,240,465
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 5.82%,
07/15/36
(a)(b)
............. 8,059 7,414,610
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 5.59%,
10/15/33
(a)(b)
............. 2,500 2,348,563
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 5.27%,
04/15/38
(a)(b)
............. 11,570 10,873,929
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 5.77%,
04/15/38
(a)(b)
............. 12,160 11,305,447
Series 2022-NLP, Class F, (1 Month
CME Term SOFR + 3.54%),
6.38%, 04/15/37
(a)(b)
........ 12,757 11,671,327
Series 2022-NXSS, Class A, (1
Month CME Term SOFR +
2.18%), 5.13%, 08/15/39
(a)(b)
.. 18,102 17,969,320
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
............. 8,560 6,716,284
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 4.62%, 05/15/36
(a)(b)
11,601 11,114,995
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (LIBOR
USD 1 Month + 0.45%), 3.53%,
09/25/36 ............... 3,551 3,382,192
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 3.33%,
03/25/37 ............... 559 556,755
Series 2007-3A, Class M2, (LIBOR
USD 1 Month + 2.00%), 5.08%,
10/25/37 ............... 5,850 4,844,967
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 5.17%, 03/15/38
(a)(b)
.... 14,361 13,164,536
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.30%,
04/20/48
(a)(b)
............... 583 560,561
LUXE Trust, Series 2021-TRIP, Class
E, (LIBOR USD 1 Month + 2.75%),
5.57%, 10/15/38
(a)(b)
.......... 1,216 1,128,936
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 4.11%,
08/15/34 ............... 2,925 2,678,663
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-330M, Class E, 4.17%,
08/15/34 ............... USD 4,493 $ 4,087,056
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.41%,
09/10/39
(a)(b)
............... 2,088 1,646,135
Med Trust, Series 2021-MDLN, Class
G, (LIBOR USD 1 Month + 5.25%),
8.07%, 11/15/38
(a)(b)(c)
......... 67,044 63,021,654
MFT Trust, Series 2020-ABC, Class C,
3.59%, 02/10/42
(a)(b)
.......... 7,175 5,406,204
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 4.92%,
04/15/38 ............... 28,690 26,893,719
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 5.42%,
04/15/38 ............... 11,805 10,958,842
MHP
(a)(b)
Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
5.57%, 07/15/38 .......... 3,854 3,505,918
Series 2021-STOR, Class J, (LIBOR
USD 1 Month + 3.95%), 6.77%,
07/15/38 ............... 5,104 4,649,866
Morgan Stanley Bank of America Merrill
Lynch Trust
(b)
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)
.............. 901 777,072
Series 2015-C25, Class C, 4.68%,
10/15/48 ............... 720 664,588
Morgan Stanley Capital I Trust
Series 2014-150E, Class F, 4.44%,
09/09/32
(a)(b)
............. 4,181 3,513,670
Series 2017-CLS, Class E, (LIBOR
USD 1 Month + 1.95%), 4.77%,
11/15/34
(a)(b)
............. 790 782,217
Series 2017-CLS, Class F, (LIBOR
USD 1 Month + 2.60%), 5.42%,
11/15/34
(a)(b)(c)
............ 15,877 15,893,671
Series 2017-H1, Class C, 4.28%,
06/15/50
(b)
.............. 764 661,456
Series 2018-H3, Class C, 5.03%,
07/15/51
(b)
.............. 10 8,779
Series 2018-H4, Class C, 5.24%,
12/15/51
(b)
.............. 1,153 1,014,488
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 889,727
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)(b)
............. 6,810 4,954,186
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 3.72%,
07/15/35
(a)(b)
............. 2,330 2,278,804
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 5.37%,
07/15/35
(a)(b)
............. 849 823,812
Series 2019-NUGS, Class E,
(LIBOR USD 1 Month + 2.24%),
5.06%, 12/15/36
(a)(b)
........ 2,139 2,000,002
MSCG Trust
(a)(b)
Series 2018-SELF, Class E, (LIBOR
USD 1 Month + 2.15%), 4.97%,
10/15/37 ............... 1,420 1,342,114
Series 2018-SELF, Class F, (LIBOR
USD 1 Month + 3.05%), 5.87%,
10/15/37 ............... 1,560 1,446,034

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
MTN Commercial Mortgage Trust
(a)(b)
Series 2022-LPFL, Class A, (1
Month CME Term SOFR +
1.40%), 4.24%, 03/15/39 .... USD 13,000 $ 12,642,813
Series 2022-LPFL, Class F, (1 Month
CME Term SOFR + 5.29%),
8.13%, 03/15/39 .......... 11,185 10,568,813
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(b)
............... 2,167 1,436,584
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 3.77%,
06/15/35
(b)
.............. 1,155 1,117,469
Series 2018-RIVA, Class E, (1
Month CME Term SOFR +
2.79%), 5.63%, 02/15/33
(b)
... 1,171 1,163,431
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,466,633
Series 2020-AGC, Class A, (LIBOR
USD 1 Month + 2.55%), 5.54%,
08/18/25
(b)(c)
............. 33,024 32,740,773
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 4.08%, 05/10/39
(a)
(b)
...................... 7,856 5,831,191
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 5.57%, 01/15/36
(a)(b)
1,660 1,559,552
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 6.17%,
07/15/38 ............... 3,276 3,049,114
Series 2021-MF, Class G, (LIBOR
USD 1 Month + 4.35%), 7.17%,
07/15/38 ............... 3,533 3,319,440
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1 Month
CME Term SOFR + 2.47%), 5.53%,
06/25/37
(a)(b)
............... 5,325 5,276,172
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.59%, 09/15/39
(a)(b)
.......... 4,690 3,576,637
SMRT, Series 2022-MINI, Class E, (1
Month CME Term SOFR + 2.70%),
5.55%, 01/15/39
(a)(b)
.......... 3,153 2,892,553
SREIT Trust, Series 2021-MFP2, Class
J, (LIBOR USD 1 Month + 3.92%),
6.73%, 11/15/36
(a)(b)
.......... 1,649 1,518,940
STWD Trust
(a)(b)
Series 2021-FLWR, Class E, (LIBOR
USD 1 Month + 1.92%), 4.74%,
07/15/36 ............... 3,122 2,887,310
Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%),
6.49%, 07/15/23 .......... 2,386 2,210,163
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1 Month CME Term SOFR
+ 2.19%), 5.03%, 05/15/37
(a)(b)
... 16,590 16,199,866
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F,
(LIBOR USD 1 Month + 3.00%),
5.82%, 06/15/26 .......... 3,413 3,168,470
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-DGWD, Class G,
(LIBOR USD 1 Month + 3.85%),
6.67%, 06/15/26 .......... USD 2,370 $ 2,195,452
Velocity Commercial Capital Loan
Trust
(a)
Series 2017-2, Class M3, 4.24%,
11/25/47
(b)
.............. 696 596,655
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 420 353,423
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 404 372,805
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 1,302 1,162,112
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. 1,441 1,282,440
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 633 549,621
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. 979 825,980
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 1,099 926,126
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,349 1,884,241
Series 2022-4, Class M2, 6.97%,
08/25/52
(b)
.............. 1,997 1,895,592
Series 2022-4, Class M3, 7.54%,
08/25/52
(b)
.............. 1,997 1,886,196
Wells Fargo Commercial Mortgage
Trust
Series 2013-BTC, Class F, 3.67%,
04/16/35
(a)(b)
............. 8,491 8,005,670
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 3.62%,
12/13/31
(a)(b)
............. 5,100 5,027,612
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
............. 2,708 2,382,760
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,264,314
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 4.91%,
02/15/37
(a)(b)
............. 3,010 2,843,815
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 5.56%,
02/15/37
(a)(b)
............. 2,560 2,385,109
Series 2021-FCMT, Class D, (LIBOR
USD 1 Month + 3.50%), 6.32%,
05/15/31
(a)(b)
............. 750 701,429
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,614,222
1,484,316,272
1,614,204,946
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(b)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.03%, 07/25/47 ............ 14,156 88,703
JPMorgan Mortgage Trust
(a)
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 68,380 1,770,541
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 42,453 996,940
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 1,087,110

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... USD 7,446 $ 192,795
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 134,024 1,793,338
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 3.60%,
09/25/35
(a)
................ 1,536 58,829
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 1.40%,
07/25/56
(a)
................ 7,922 781,959
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 10.19%,
02/25/38
(a)
................ 29,168 8,118,115
14,888,330
Interest Only Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a)
25,000 188,193
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)
.... 19,140 291,164
BANK, Series 2019-BN20, Class XB,
0.47%, 09/15/62 ............ 86,048 1,831,575
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3, Class XB,
0.74%, 02/15/50 .......... 31,555 719,719
Series 2017-BNK3, Class XD,
1.39%, 02/15/50
(a)
......... 12,290 568,890
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.10%, 04/15/53 .. 2,706 162,814
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
1.08%, 08/10/35 .......... 69,154 2,290,925
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 391,723
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.20%,
03/15/52 ............... 32,630 1,598,741
Series 2020-B17, Class XB, 0.65%,
03/15/53 ............... 13,340 397,678
Series 2021-B23, Class XA, 1.38%,
02/15/54 ............... 48,089 3,340,684
BX Trust, Series 2022-GPA, Class XCP,
1.03%, 10/15/39
(a)
........... 242,391 2,137,864
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.85%,
05/10/58 ................. 18,700 421,186
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 1.12%,
03/10/46 ............... 19,867 521
Series 2015-CR25, Class XA,
0.95%, 08/10/48 .......... 14,723 276,921
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 640,140
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.26%, 11/15/50 .......... 32,800 361,958
Series 2019-C16, Class XA, 1.71%,
06/15/52 ............... 69,035 5,297,884
Series 2019-C17, Class XA, 1.50%,
09/15/52 ............... 28,322 1,805,450
Series 2019-C17, Class XB, 0.70%,
09/15/52 ............... 41,829 1,338,846
Security
Par (000)
Par (000) Value
United States (continued)
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)
.... USD 598,765 $ 1,293,943
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)
. 52,590 915,890
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50 .. 15,440 567,408
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 150,242
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.95%, 11/10/52 .......... 16,183 705,579
Series 2020-GSA2, Class XA,
1.84%, 12/12/53
(a)
......... 32,101 3,057,671
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.96%,
09/15/47 ............... 6,525 73,996
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 314,455
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 356,664
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 887,901
Ladder Capital Commercial Mortgage
Trust, Series 2013-GCP, Class XA,
1.33%, 02/15/36
(a)
........... 6,055 289,859
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.95%,
03/10/50
(a)
................ 7,139 156,216
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.33%,
12/15/47 ............... 51,913 1,204,122
Series 2014-C19, Class XF, 1.33%,
12/15/47 ............... 13,486 328,659
Series 2015-C21, Class XB, 0.41%,
03/15/48 ............... 15,696 109,483
Series 2015-C26, Class XD, 1.46%,
10/15/48 ............... 18,660 657,870
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.31%,
06/15/50
(a)
.............. 8,870 705,726
Series 2019-H6, Class XB, 0.87%,
06/15/52 ............... 53,695 2,139,681
Series 2019-L2, Class XA, 1.17%,
03/15/52 ............... 22,344 1,101,459
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)
................ 99,000 1,576,070
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 152,049 4,348
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32
(c)
......... 30,410 79,978
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.61%,
10/15/52 ............... 68,229 4,944,217
Series 2019-C18, Class XA, 1.16%,
12/15/52 ............... 70,335 3,345,932

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.39%, 08/15/49
(a)
......... USD 9,764 $ 380,050
Series 2019-C50, Class XA, 1.60%,
05/15/52 ............... 52,162 3,413,182
Series 2021-C59, Class XA, 1.67%,
04/15/54 ............... 38,038 3,264,650
56,088,127
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(k)
............... 4,057 741,404
Total Non-Agency Mortgage-Backed Securities — 7.4%
(Cost: $3,244,611,564) ........................... 2,975,595,553
Preferred Securities
Capital Trusts — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(d)(m)
................ EUR 800 677,356
United States — 0.0%
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(b)(m)
..... USD 5,140 4,487,271
Total Capital Trusts — 0.0%
(Cost: $6,082,211) .............................. 5,164,627
Shares
Shares
Preferred Stocks — 0.9%
Brazil — 0.0%
Neon Payments Ltd.
(c)
........... 28,089 14,071,465
China — 0.1%
Bytedance Ltd., Series E-1 (Acquired
11/11/20, cost $32,872,254)
(c)(j)
... 300,000 49,859,259
Germany — 0.1%
Caresyntax, Inc.
(c)
............. 27,266 1,596,969
Porsche Automobil Holding SE
(Preference) ............... 70,539 3,974,387
Volocopter Gmbh (Acquired 03/03/21,
cost $11,751,352)
(c)(j)
......... 2,211 12,209,865
17,781,221
Israel — 0.0%
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $11,103,298)
(c)(j)
... 1,574,860 11,102,763
Jersey — 0.1%
(c)(j)
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000) ..... 877,193 13,140,351
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $2,351,580) ..... 117,579 1,761,334
14,901,685
Sweden — 0.0%
Volta Greentech AB, Series C
(c)
.... 50,461 2,996,931
Security
Shares
Shares Value
United States — 0.6%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,168)
(c)(j)
............. 425,677 $ 6,221,542
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(l)
............. 14,146 15,912,835
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$13,089,026)
(c)(j)
............. 24,234 7,524,657
Cap Hill Brands
(c)
.............. 3,319,269 24,230,664
Clarify Health Solutions, Inc.
(c)
..... 1,542,267 12,261,023
Cruise, Class G (Acquired 03/25/21,
cost $7,513,940)
(c)(j)
.......... 285,159 4,830,593
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225)
(c)(j)
... 1,350,837 9,523,401
Dream Finders Homes, Inc., 9.00%
(c)
58,891 54,326,948
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $5,879,165)
(c)(j)
... 1,003,613 3,843,838
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(c)(j)
............. 189,070 9,720,089
Farmer's Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$1,777,651)
(c)(j)
............. 28,599 1,470,275
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,574)
(c)(j)
... 4,516,957 20,281,137
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $1,779,219)
(c)(j)
... 297,096 1,333,961
Lessen, Inc., Series B
(c)
.......... 1,460,424 11,084,618
MNTN Digital, Series D (Acquired
11/05/21, cost $6,262,132)
(c)(j)
... 272,678 3,345,759
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(c)(j)
... 634,291 3,152,426
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$7,700,677)
(c)(j)
............. 862,850 4,745,675
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $3,512,029)
(c)(j)
... 133,913 3,402,729
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$5,860,925)
(c)(j)
............. 256,663 4,458,236
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $2,440,004)
(c)(j)
... 162,454 1,502,699
Ursa Major Technologies, Inc.,
Series C (Acquired 09/13/21, cost
$7,831,305)
(c)(j)
............. 1,312,920 7,877,520
Verge Genomics, Series B (Acquired
11/05/21, cost $7,544,038)
(c)(j)
... 1,416,243 6,953,753
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(c)(j)
............. 396,483 14,431,981
Zero Mass Water, Inc., Series
D (Acquired 07/05/22, cost
$1,171,040)
(c)(g)(j)
............ 28,589 1,170,720
233,607,079
Total Preferred Stocks — 0.9%
(Cost: $339,344,265) ............................. 344,320,403
Total Preferred Securities — 0.9%
(Cost: $345,426,476) ............................. 349,485,030

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage
Corp., Series 5155, Class JI,
3.00%, 10/25/51 ............ USD 30,956 $ 4,767,563
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(b)
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 14.58% ,  01/25/25 . 899 915,383
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 11.03% ,  05/25/25 .. 1,542 1,537,646
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 7.53% ,  03/25/30 .. 5,034 5,123,723
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 5.53% ,  12/25/42 .. 855 847,149
Series 2020-HQA5, Class B1,
(30-Day Average SOFR +
4.00%), 6.28% ,  11/25/50
(a)
. 4,120 3,753,214
Federal Home Loan Mortgage
Corp. Variable Rate Notes,
Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
.......... 10,630 8,877,335
25,822,013
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily WI Certificates, Series
K151, Class A2, 3.80%, 12/25/32 . 13,775 12,851,866
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-KGX1, Class BFX,
3.71% ,  10/25/27 ........ 2,746 2,434,942
Series 2018-K80, Class B,
4.38% ,  08/25/50 ........ 2,888 2,673,039
17,959,847
Interest Only Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp.
Series 4940, Class PI,
4.00% ,  07/25/49
(c)
....... 11,468 1,774,875
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 12,564 2,532,443
Series 5014, Class DI,
4.00% ,  09/25/50 ........ 9,671 1,786,400
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 13,874 2,990,359
Series 5052, Class KI,
4.00% ,  12/25/50 ........ 62,789 11,760,003
Series 5100, Class MI,
3.50% ,  09/25/48 ........ 30,782 5,764,032
Series 5112, Class KI,
3.50% ,  06/25/51 ........ 36,596 5,926,185
Series 5129, 3.00% ,  09/25/50 . 18,775 3,131,176
Series 5139, Class IG,
3.00% ,  09/25/51 ........ 45,880 7,199,912
Series 5142, Class IP,
3.00% ,  09/25/51 ........ 19,930 3,325,025
Series 5142, Class PI,
3.00% ,  09/25/51 ........ 25,854 4,192,433
Series 5145, Class HI,
3.00% ,  09/25/51 ........ 17,920 3,167,083
Series 5155, Class NI,
3.00% ,  10/25/51 ........ 48,994 6,547,063
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 5164, Class IB,
3.00% ,  11/25/51 ........ USD 60,541 $ 9,497,456
Series 5167, Class MI,
3.00% ,  11/25/51 ........ 20,058 3,406,973
Series 5196, Class DI,
3.00% ,  02/25/52 ........ 94,984 15,064,667
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 28,879 6,372,741
Series 2020-77, Class HI,
4.00% ,  11/25/50 ........ 126,274 24,602,936
Series 2020-80, Class EI,
4.00% ,  11/25/50 ........ 23,780 4,675,463
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ 36,598 7,197,924
Series 2021-50, 4.00% ,  08/25/51 53,461 12,495,152
Series 2022-1, Class HI,
3.00% ,  02/25/52 ........ 39,584 4,613,956
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 29,881 3,653,319
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 26,188 3,871,763
Series 2020-151, Class MI,
2.50% ,  10/20/50
(c)
....... 129,035 16,975,854
Series 2020-167, Class BI,
2.50% ,  11/20/50 ........ 79,186 10,416,771
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 8,954 1,264,997
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 32,397 4,425,822
Series 2021-116, Class IA,
2.50% ,  06/20/51 ........ 26,342 3,277,188
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 19,151 2,993,989
Series 2021-161, Class IB,
4.00% ,  09/20/51 ........ 13,049 2,433,610
Series 2021-176, Class IA,
3.50% ,  10/20/51 ........ 31,972 4,738,143
Series 2021-199, Class KI,
3.50% ,  11/20/51 ........ 16,094 2,604,025
Series 2021-209, Class TJ,
3.50% ,  11/20/51 ........ 14,076 2,123,989
Series 2021-214, Class AI,
4.00% ,  12/20/51 ........ 31,279 4,894,675
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 24,057 2,996,142
Series 2021-221, Class AI,
3.50% ,  12/20/51 ........ 29,624 4,022,059
Series 2021-221, Class CI,
3.00% ,  12/20/51 ........ 14,682 2,028,153
Series 2021-78, Class IC,
4.00% ,  05/20/51 ........ 21,591 3,834,214
224,578,970
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 273,654 1,182,377
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.47%, 12/25/29
(b)
....... 11,610 789,584

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80, 0.91% ,  09/16/51 USD 3,504 $ 317,668
Series 2013-30, 0.58% ,  09/16/53 10,208 144,436
Series 2013-78, 0.31% ,  10/16/54 12,999 170,990
Series 2015-173,
0.60% ,  09/16/55 ........ 8,805 211,640
Series 2015-22, 0.54% ,  03/16/55 10,068 187,523
Series 2015-37, 0.58% ,  10/16/56 2,006 55,536
Series 2015-48, 0.91% ,  02/16/50 1,229 31,394
Series 2016-36, 0.69% ,  08/16/57 2,032 60,434
Series 2016-96, 0.77% ,  12/16/57 9,011 333,772
3,485,354
Mortgage-Backed Securities — 29.9%
Government National Mortgage
Association
(s)
3.00% ,  10/15/52 - 11/15/52 ... 1,220,609 1,078,398,978
3.50% ,  10/15/52 - 11/15/52 ... 691,999 629,064,707
4.00% ,  10/15/52 .......... 752,469 702,647,320
Uniform Mortgage-Backed Securities
2.00% ,  10/25/37 - 10/25/52
(s)
.. 67,994 56,808,742
6.00% ,  03/01/38 .......... 1 1,165
4.50% ,  09/01/43 - 04/01/52 ... 183,669 176,886,004
4.00% ,  09/01/44 - 03/01/52 ... 1,360,758 1,278,335,163
3.50% ,  01/01/48 - 04/01/52 ... 309,530 280,831,418
2.00% ,  08/01/50 - 10/01/50 ... 6,765 5,514,818
3.00% ,  10/01/50 - 03/01/52 ... 960,502 846,064,211
2.50% ,  02/01/51 .......... 43,899 37,211,743
4.00% ,  09/25/52 - 11/25/52
(s)
.. 2,209,692 2,050,136,227
2.50% ,  10/25/52
(s)
......... 1,233,481 1,034,654,096
3.00% ,  10/25/52
(s)
......... 1,069,004 930,242,650
3.50% ,  10/25/52
(s)
......... 125,292 112,752,878
4.50% ,  10/25/52 - 11/25/52
(s)
.. 1,889,740 1,799,581,866
5.00% ,  10/25/52
(s)
......... 969,572 944,428,652
11,963,560,638
Total U.S. Government Sponsored Agency Securities
—
30.6%
(Cost: $12,637,751,920) ........................... 12,235,406,822
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 11/15/51 ..... 523,371 349,390,426
1.75%, 08/15/41 ............ 83,186 56,875,042
2.38%, 02/15/42 ............ 59,969 45,951,246
3.25%, 05/15/42 ............ 163,156 144,801,128
1.38%, 08/15/50 ............ 142,000 82,221,329
1.63%, 11/15/50 ............ 255,000 158,319,204
2.38%, 05/15/51 ............ 590,000 441,393,750
2.25%, 02/15/52
(t)(u)
.......... 962,000 698,953,125
2.88%, 05/15/52 ............ 301,565 252,890,105
3.00%, 08/15/52 ............ 153,000 132,034,219
U.S. Treasury Inflation Linked Notes
0.63%, 04/15/23 - 01/15/24 ..... 1,038,484 1,015,382,497
0.50%, 04/15/24 ............ 1,478,105 1,436,264,159
0.13%, 04/15/26 - 01/15/30 ..... 552,824 509,068,256
U.S. Treasury Notes
1.38%, 09/30/23 - 10/31/28 ..... 665,160 615,277,348
2.63%, 12/31/23 - 05/31/27 ..... 14,795 13,891,460
1.13%, 02/28/25 ............ 319,000 296,246,330
0.75%, 04/30/26 ............ 630,000 557,869,920
0.88%, 06/30/26 - 11/15/30 ..... 355,000 308,078,906
2.00%, 11/15/26 ............ 245,000 224,978,906
2.75%, 04/30/27 - 08/15/32 ..... 234,190 215,433,836
3.25%, 06/30/27 ............ 271,543 261,699,277
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.13%, 08/31/27 ............ USD 100,000 $ 95,921,875
0.63%, 11/30/27 ............ 100,000 84,058,594
1.50%, 11/30/28 ............ 265,000 228,407,226
2.38%, 03/31/29 - 05/15/29 ..... 594,350 538,086,411
2.88%, 04/30/29 ............ 565,000 527,436,325
1.63%, 05/15/31 ............ 176,000 147,730,000
1.25%, 08/15/31 ............ 150,000 121,224,609
1.88%, 02/15/32 ............ 80,000 67,787,500
2.88%, 05/15/32 ............ 1,238,481 1,145,014,017
Total U.S. Treasury Obligations — 26.9%
(Cost: $12,019,852,575) ........................... 10,772,687,026
Shares
Shares
Warrants
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/29/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(g)
.................. 196,295 86,570
Israel — 0.0%
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50)
(g)
.................. 3,266 1,572
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/18/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(g)
.................. 109,138 32,088
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/Exercisable 06/29/21,
1 Share for 1 Warrant, Expires
06/29/26, Strike Price EUR 11.50)
(c)
(g)
...................... 155,663 13,883
United Kingdom — 0.0%
(g)
Genius Sports Ltd. (Issued/Exercisable
12/07/20, 1 Share for 1 Warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 821,280 599,370
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 Share for
1 Warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(c)
........... 274,529 40,358
639,728
United States — 0.0%
(g)
Altus Power, Inc. (Issued/Exercisable
01/22/21, 1 Share for 1 Warrant,
Expires 01/12/27, Strike Price USD
11.00) ................... 113,591 345,317
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 45,680 21,013
California Resources Corp. (Issued/
Exercisable 10/23/20, 1 Share for
1 Warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 126,225

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United States (continued)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 $ 471,953
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
Exercisable 07/06/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 19,111 1,529
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 333,560 6,671
Embark Technology, Inc. (Issued/
Exercisable 03/05/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 31,812 2,217
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 399,787
Flyr, Inc. (Issued/Exercisable 05/10/22,
1 Share for 1 Warrant, Expires
05/10/32, Strike Price USD 3.95)
(c)
64,041 930,516
Freewire Warrants TA (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(c)
........... 1,834,643 1,981,414
Gores Holdings VIII, Inc. (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 85,171 84,285
Highland Transcend Partners I Corp.
(Issued/Exercisable 03/23/22,
1 Share for 1 Warrant, Expires
12/31/27, Strike Price USD 11.50) 23,823 871
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 1,259
Hyzon Motors, Inc. (Issued/Exercisable
12/10/20, 1 Share for 1 Warrant,
Expires 10/02/25, Strike Price USD
11.50)
(h)
.................. 338,374 77,488
KINS Technology Group, Inc. (Issued/
Exercisable 02/04/21, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 11.50) ............ 399,242 10,061
Kinsey Interests, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 10.00)
(c)
.......... 469,648 28,179
Latch, Inc. (Issued/Exercisable
06/04/21, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 164,855 13,254
Lightning eMotors, Inc. (Issued/
Exercisable 05/18/25, 1 Share for
1 Warrant, Expires 05/18/25, Strike
Price USD 11.50) ............ 375,043 168,728
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 61,823
Security
Shares
Shares Value
United States (continued)
OPAL Fuels, Inc. (Issued/Exercisable
07/22/22, 1 Share for 1 Warrant,
Expires 07/21/27, Strike Price USD
11.50) ................... 48,870 $ 70,373
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 111,845 18,991
Proof Acquisition Corp. I (Issued/
Exercisable 09/27/22, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(c)
........... 446,489 31,254
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 505,097 172,743
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 128,364 38,509
Science Strategic Acquisition Corp.
Alpha (Issued/Exercisable 01/22/21,
1 Share for 1 Warrant, Expires
12/31/27, Strike Price USD 11.50) 96,812 4,463
Sonder Holdings, Inc. (Issued/
Exercisable 11/19/26, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(c)
.......... 498,240 9,965
Target Hospitality Corp. (Issued/
Exercisable 03/05/18, 1 Share for
1 Warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 87,138
Tishman Speyer Innovation Corp.
II (Issued/Exercisable 01/27/21,
1 Share for 1 Warrant, Expires
12/31/27, Strike Price USD 11.50) 35,055 3,505
TPB Acquisition Corp. I (Issued/
Exercisable 02/19/21, 1 Share for
1 Warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 147,996 91,758
TPG Pace Beneficial Finance Corp.
(Issued/Exercisable 11/17/20,
1 Share for 1 Warrant, Expires
10/09/27, Strike Price USD 11.50) 95,550 1,147
Volta, Inc. (Issued/Exercisable
10/22/20, 1 Share for 1 Warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 220,210 77,073
5,339,509
Total Warrants — 0.0%
(Cost: $33,195,043) .............................. 6,113,350
Total Long-Term Investments — 115.8%
(Cost: $51,494,320,644) ........................... 46,365,291,368

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements — 0.8%
(v)
Barclays Bank plc, (1.70)%, Open
(Purchased on 08/18/22 to be
repurchased at USD 1,927,977,
collateralized by Engie SA, 1.50%,
par and fair value of EUR 2,400,000
and $1,796,432, respectively)
(m)(w)
. EUR 1,972 $ 1,932,948
Barclays Bank plc, (1.00)%, Open
(Purchased on 08/03/22 to be
repurchased at USD 7,409,443,
collateralized by PBF Holding Co.
LLC, 6.00%, due at 02/15/28, par
and fair value of USD 7,980,000 and
$6,910,360, respectively)
(w)
..... USD 7,421 7,421,400
Barclays Bank plc, (0.70)%, Open
(Purchased on 08/18/22 to be
repurchased at USD 2,252,000,
collateralized by Engie SA, 1.50%,
par and fair value of EUR 2,800,000
and $2,095,837, respectively)
(m)(w)
. EUR 2,301 2,255,107
Barclays Bank plc, (0.15)%, Open
(Purchased on 08/18/22 to be
repurchased at USD 34,224,737,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 40,000,000 and
$31,065,625, respectively)
(w)
.... 34,914 34,217,465
Barclays Bank plc, 0.00%, Open
(Purchased on 09/30/22 to be
repurchased at USD 8,553,344,
collateralized by Minerva
Merger Sub , Inc., 6.50%, due at
0 2/15/30 , par and fair value of
USD 10,675,000 and $8,567,065,
respectively)
(w)
.............. USD 8,553 8,553,344
Barclays Bank plc, 0.00%, Open
(Purchased on 09/30/22 to be
repurchased at USD 974,106,
collate ral ized by Arches Buyer, Inc.,
4.25%, due at 0 6/01/28 , par and
fair value of USD 1,235,000 and
$974,263, respectively)
(w)
...... 974 974,106
Barclays Bank plc, 0.40%, Open
(Purchased on 08/18/22 to be
repurchased at USD 3,512,984,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 0.13%, due
at 03/24/27, par and fair value of
EUR 3,900,000 and $3,345,713,
respectively)
(w)
.............. EUR 3,585 3,513,209
Barclays Bank plc, 2.55%, Open
(Purchased on 08/03/22 to be
repurchased at USD 966,450,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 1,053,000 and
$795,015, respectively)
(w)
...... USD 963 963,495
Barclays Bank plc, 2.65%, Open
(Purchased on 09/27/22 to be
repurchased at USD 7,789,222,
collateralized by Owens-Brockway
Glass Container, Inc., 6.63%, due
at 05/13/27, par and fair value of
USD 8,219,000 and $7,448,222,
respectively)
(w)
.............. 7,788 7,787,503
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 2.75%, Open
(Purchased on 09/26/22 to be
repurchased at USD 7,810,917,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 9,685,000
and $7,656,671, respectively)
(w)
.. USD 7,809 $ 7,808,531
Barclays Bank plc, 2.80%, Open
(Purchased on 08/03/22 to be
repurchased at USD 9,570,502,
collateralized by CommScope, Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 10,395,000 and
$8,588,869, respectively)
(w)
..... 9,537 9,537,413
Barclays Bank plc, 2.90%, Open
(Purchased on 08/03/22 to be
repurchased at USD 2,156,776,
collateralized by Arches Buyer, Inc.,
4.25%, due at 06/01/28, par and
fair value of USD 2,470,000 and
$1,926,600, respectively)
(w)
..... 2,149 2,148,900
Barclays Bank plc, 2.90%, Open
(Purchased on 08/02/22 to be
repurchased at USD 2,668,464,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $2,584,705,
respectively)
(w)
.............. 2,659 2,658,653
Barclays Bank plc, 2.90%, Open
(Purchased on 08/03/22 to be
repurchased at USD 4,614,109,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 4,758,000 and
$4,122,989, respectively)
(w)
..... 4,597 4,597,418
Barclays Bank plc, 2.92%, Open
(Purchased on 09/19/22 to be
repurchased at USD 6,576,483,
collateralized by Condor Merger
Sub, Inc., 7.38%, due at 02/15/30,
par and fair value of USD 7,905,000
and $6,462,851, respectively)
(w)
.. 6,571 6,571,031
Barclays Capital, Inc., 1.75%, Open
(Purchased on 09/02/22 to be
repurchased at USD 6,647,720,
collateralized by Rakuten Group,
Inc., 5.13%, par and fair value of
USD 8,200,000 and $6,105,720,
respectively)
(m)(w)
............ 6,642 6,642,000
Barclays Capital, Inc., 2.90%, Open
(Purchased on 09/23/22 to be
repurchased at USD 5,709,549,
collateralized by Tenet Healthcare
Corp., 6.13%, due at 10/01/28, par
and fair value of USD 6,170,000 and
$5,405,468, respectively)
(w)
..... 5,707 5,707,250
BNP Paribas SA, 0.59%, Open
(Purchased on 08/04/22 to be
repurchased at USD 35,244,191,
collateralized by Kingdom of Spain,
0.70%, due at 04/30/32, par and
fair value of EUR 40,000,000 and
$31,134,934, respectively)
(w)
.... EUR 35,958 35,240,638

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 1.40%, Open
(Purchased on 08/25/22 to be
repurchased at USD 1,722,641,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$1,520,767, respectively)
(w)
..... GBP 1,541 $ 1,720,925
Credit Suisse Securities (USA) LLC,
2.25%, Open (Purchased on
08/03/22 to be repurchased at
USD 418,498, collateralized by
PHH Mortgage Corp., 7.88%, due
at 03/15/26, par and fair value
of USD 432,000 and $374,344,
respectively)
(w)
.............. USD 417 417,420
Credit Suisse Securities (USA) LLC,
2.25%, Open (Purchased on
09/27/22 to be repurchased at
USD 4,738,388, collateralized by
Owens-Brockway Glass Container,
Inc., 6.63%, due at 05/13/27, par
and fair value of USD 5,000,000 and
$4,531,100, respectively)
(w)
..... 4,738 4,737,500
Credit Suisse Securities (USA) LLC,
2.85%, Open (Purchased on
08/03/22 to be repurchased at
USD 3,224,888, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 3,512,000 and $2,651,560,
respectively)
(w)
.............. 3,213 3,213,480
Credit Suisse Securities (USA) LLC,
2.90%, Open (Purchased on
08/03/22 to be repurchased at USD
2,363,274, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 2,620,000 and
$2,230,826, respectively)
(w)
..... 2,355 2,354,725
Deutsche Bank AG, 2.14%, Open
(Purchased on 08/30/22 to be
repurchased at USD 5,660,335,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,210,000 and $4,986,913,
respectively)
(w)
.............. GBP 5,062 5,651,843
Goldman Sachs International,
2.10%, Open (Purchased on
08/30/22 to be repurchased at USD
26,230,619, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 14,876,000 and
$23,110,693, respectively)
(w)
.... 23,458 26,192,156
J.P. Morgan Securities LLC,
2.20%, 11/04/22 (Purchased on
09/22/22 to be repurchased at
USD 2,942,738, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 3,512,000 and $2,651,560,
respectively) ............... USD 2,941 2,941,300
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC,
2.75%, 11/04/22 (Purchased on
09/22/22 to be repurchased at
USD 5,432,199, collateralized by
Home Point Capital, Inc., 5.00%,
due at 02/01/26, par and fair value
of USD 7,969,000 and $4,990,586,
respectively) ............... USD 5,429 $ 5,428,881
J.P. Morgan Securities LLC,
2.84%, 11/04/22 (Purchased on
09/22/22 to be repurchased at USD
6,464,915, collateralized by Netflix,
Inc., 4.88%, due at 06/15/30, par
and fair value of USD 6,855,000 and
$6,264,356, respectively) ...... 6,461 6,460,838
J.P. Morgan Securities plc,
(0.55)%, Open (Purchased on
07/15/22 to be repurchased at USD
5,399,485, collateralized by BMW
Finance NV, 1.00%, due at 05/22/28,
par and fair value of EUR 5,900,000
and $5,066,273, respectively)
(w)
.. EUR 5,523 5,412,633
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
08/18/22 to be repurchased at
USD 519,257, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 555,000 and
$490,895, respectively)
(w)
...... 530 519,756
J.P. Morgan Securities plc,
(0.10)%, Open (Purchased on
08/18/22 to be repurchased at USD
2,848,588, collateralized by Stora
Enso OYJ, 2.50%, due at 03/21/28,
par and fair value of EUR 2,900,000
and $2,640,040, respectively)
(w)
.. 2,908 2,850,472
J.P. Morgan Securities plc,
0.40%, Open (Purchased on
08/12/22 to be repurchased at USD
5,753,305, collateralized by Ryanair
DAC, 0.88%, due at 05/25/26, par
and fair value of EUR 6,200,000 and
$5,294,982, respectively)
(w)
..... 5,871 5,753,840
J.P. Morgan Securities plc,
0.40%, Open (Purchased on
08/18/22 to be repurchased at
USD 2,340,986, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,106,028,
respectively)
(w)
.............. 2,389 2,341,136
J.P. Morgan Securities plc,
0.43%, Open (Purchased on
08/18/22 to be repurchased at USD
4,533,584, collateralized by Abbott
Ireland Financing DAC, 0.38%, due
at 11/19/27, par and fair value of
EUR 5,000,000 and $4,256,573,
respectively)
(w)
.............. 4,626 4,533,711

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
0.43%, Open (Purchased on
07/07/22 to be repurchased at
USD 4,768,640, collateralized by
Red Electrica Financiaciones SAU,
1.25%, due at 03/13/27, par and
fair value of EUR 5,000,000 and
$4,514,728, respectively)
(w)
..... EUR 4,869 $ 4,771,814
J.P. Morgan Securities plc,
0.45%, Open (Purchased on
08/18/22 to be repurchased at
USD 2,023,199, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 2,200,000 and $1,816,169,
respectively)
(w)
.............. 2,064 2,023,207
J.P. Morgan Securities plc,
0.45%, Open (Purchased on
08/18/22 to be repurchased at
USD 9,585,731, collateralized by
Red Electrica Financiaciones SAU,
1.25%, due at 03/13/27, par and
fair value of EUR 10,000,000 and
$9,029,455, respectively)
(w)
..... 9,781 9,585,771
J.P. Morgan Securities plc,
0.45%, Open (Purchased on
08/18/22 to be repurchased at USD
4,622,926, collateralized by Johnson
& Johnson, 1.65%, due at 05/20/35,
par and fair value of EUR 5,000,000
and $3,962,469, respectively)
(w)
.. 4,717 4,622,945
J.P. Morgan Securities plc,
0.45%, Open (Purchased on
08/18/22 to be repurchased at
USD 2,341,126, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,106,029,
respectively)
(w)
.............. 2,389 2,341,136
J.P. Morgan Securities plc,
0.45%, Open (Purchased on
07/14/22 to be repurchased at
USD 6,068,483, collateralized by
Volkswagen International Finance
NV, 4.38%, par and fair value of
EUR 7,100,000 and $5,427,350,
respectively)
(m)(w)
............ 6,194 6,070,886
J.P. Morgan Securities plc,
0.45%, Open (Purchased on
07/14/22 to be repurchased at
USD 7,873,985, collateralized by
Volkswagen International Finance
NV, 3.75%, par and fair value of
EUR 9,000,000 and $7,410,413,
respectively)
(m)(w)
............ 8,037 7,877,103
J.P. Morgan Securities plc,
0.47%, Open (Purchased on
08/18/22 to be repurchased at USD
1,980,232, collateralized by WPP
Finance Deutschland GmbH, 1.63%,
due at 03/23/30, par and fair value
of EUR 2,200,000 and $1,754,551,
respectively)
(w)
.............. 2,021 1,980,193
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
0.47%, Open (Purchased on
08/18/22 to be repurchased at USD
1,791,547, collateralized by Enel
Finance International NV, 0.88%,
due at 01/17/31, par and fair value
of EUR 2,200,000 and $1,580,756,
respectively)
(w)
.............. EUR 1,828 $ 1,791,512
J.P. Morgan Securities plc,
0.47%, Open (Purchased on
08/18/22 to be repurchased at
USD 1,976,610, collateralized by
Volkswagen International Finance
NV, 1.63%, due at 01/16/30, par and
fair value of EUR 2,200,000 and
$1,807,131, respectively)
(w)
..... 2,017 1,976,571
Merrill Lynch International, 0.40%, Open
(Purchased on 09/12/22 to be
repurchased at USD 1,592,696,
collateralized by EnBW Energie
Baden-Wuerttemberg AG, 1.38%,
due at 08/31/81, par and fair value
of EUR 2,200,000 and $1,473,408,
respectively)
(w)
.............. 1,625 1,592,395
RBC Capital Markets LLC,
(0.25)%, Open (Purchased on
08/10/2 2 to be repurchased at USD
3,255,067 , collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 3,971,000
and $2,958,077, respectively)
(w)
.. USD 3,256 3,256,220
RBC Capital Markets LLC,
1.95%, Open (Purchased on
08/03/22 to be repurchased at
USD 2,706,340, collateralized by
PHH Mortgage Corp., 7.88%, due
at 03/15/26, par and fair value of
USD 2,795,000 and $2,421,974,
respectively)
(w)
.............. 2,701 2,700,669
RBC Capital Markets LLC,
2.55%, Open (Purchased on
08/03/22 to be repurchased at
USD 5,479,302, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,970,000 and $4,507,350,
respectively)
(w)
.............. 5,463 5,462,550
RBC Capital Markets LLC,
2.70%, Open (Purchased on
08/03/22 to be repurchased at USD
1,152,350, collateralized by PG&E
Corp., 5.00%, due at 07/01/28, par
and fair value of USD 1,235,000 and
$1,062,046, respectively)
(w)
..... 1,149 1,148,550
RBC Capital Markets LLC,
2.90%, Open (Purchased on
09/27/22 to be repurchased at
USD 3,135,858, collateralized by
Lumen Technologies, Inc., 7.50%,
due at 04/01/24, par and fair value
of USD 2,930,000 and $3,017,900,
respectively)
(w)
.............. 3,135 3,135,100

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
2.90%, Open (Purchased on
09/14/22 to be repurchased at
USD 2,246,695, collateralized by
International Game Technology plc,
6.25%, due at 01/15/27, par and
fair value of USD 2,261,000 and
$2,187,766, respectively)
(w)
..... USD 2,244 $ 2,244,043
RBC Capital Markets LLC,
2.90%, Open (Purchased on
09/28/22 to be repurchased at
USD 1,034,479, collateralized by
Chemours Co. (The), 5.75%, due
at 11/15/28, par and fair value of
USD 1,235,000 and $1,010,131,
respectively)
(w)
.............. 1,034 1,034,313
RBC Capital Markets LLC,
2.92%, Open (Purchased on
07/27/22 to be repurchased at USD
6,221,509, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 7,906,000 and
$5,538,548, respectively)
(w)
..... 6,196 6,196,327
RBC Capital Markets LLC,
2.92%, Open (Purchased on
08/15/22 to be repurchased at USD
6,611,003, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 7,906,000 and $5,539,260,
respectively)
(w)
.............. 6,592 6,591,627
RBC Europe Ltd., (0.45)%, Open
(Purchased on 08/05/22 to be
repurchased at USD 2,160,712,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 2,345,000
and $2,074,141, respectively)
(w)
.. EUR 2,208 2,163,841
RBC Europe Ltd., 0.35%, Open
(Purchased on 08/05/22 to be
repurchased at USD 4,788,866,
collateralized by Johnson &
Johnson, 1.65%, due at 05/20/35,
par and fair value of EUR 5,000,000
and $3,962,470, respectively)
(w)
.. 4,888 4,790,043
RBC Europe Ltd., 0.35%, Open
(Purchased on 08/05/22 to be
repurchased at USD 4,621,416,
collateralized by Abbott Ireland
Financing DAC, 0.38%, due at
11/19/27, par and fair value of
EUR 5,000,000 and $4,256,573,
respectively)
(w)
.............. 4,717 4,622,553
Total Borrowed Bond Agreements — 0.8%
(Cost: $323,839,169) ............................. 317,040,396
Certificates of Deposit — 0.2%
Domestic — 0.2%
Citibank NA
4.06%, 08/01/23 ............ USD 24,829 24,678,844
Security
Par (000)
Par (000) Value
Domestic (continued)
5.00%, 09/21/23 ............ USD 64,230 $ 64,264,066
88,942,910
Total Certificates of Deposit — 0.2%
(Cost: $89,059,000) .............................. 88,942,910
Commercial Paper — 0.3%
Enel Finance America LLC, 5.27%
,
09/06/23
(x)
................ 16,850 16,081,173
General Motors Financial Co., Inc.
3.28%, 11/07/22 - 02/15/23
(x)
.... 92,527 91,243,155
Total Commercial Paper — 0.3%
(Cost: $107,489,226) ............................. 107,324,328
Shares
Shares
Money Market Funds — 6.7%
(p)(y)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.79% ...... 2,485,826,616 2,485,826,616
SL Liquidity Series, LLC, Money Market
Series, 3.29%
(z)
............. 213,311,540 213,311,540
Total Money Market Funds — 6.7%
(Cost: $2,699,088,702) ........................... 2,699,138,156
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 3.97% ,  09/07/23
(x)
197,570 190,404,938
Total U.S. Treasury Obligations — 0.5%
(Cost: $190,421,149) ............................. 190,404,938
Total Short-Term Securities — 8.5%
(Cost: $3,409,897,246) ........................... 3,402,850,728
Total Options Purchased — 0.9%
(Cost: $320,838,426 ) ............................. 362,254,730
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 125.2%
(Cost: $55,225,056,316) ........................... 50,130,396,826
Total Options Written — (1.7)%
(Premiums Received — $(307,259,101)) ............... (687,936,630)
Borrowed Bonds
Corporate Bonds — (0.5)%
Austria — (0.0)%
Erste Group Bank AG, (EURIBOR
Swap Rate 5 Year + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (5,600) (4,212,057)
Finland — (0.0)%
Stora Enso OYJ, 2.50% ,  03/21/28 .. (2,900) (2,640,040)

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
France — (0.0)%
Cie de Saint-Gobain, 1.88% ,  03/15/31 EUR (2,200) $ (1,816,169)
Engie SA, (EUR Swap Annual 5 Year +
1.88%), 1.50%
(b)(m)
........... (5,200) (3,892,269)
(5,708,438)
Germany — (0.1)%
BMW Finance NV, 1.00% ,  05/22/28 . (5,900) (5,066,273)
EnBW Energie Baden-Wuerttemberg
AG, (EUR Swap Annual 5 Year +
1.65%), 1.38% ,  08/31/81
(b)
..... (2,200) (1,473,408)
Volkswagen International Finance NV:
1.63% ,  01/16/30 ............ (2,200) (1,807,131)
(EUR Swap Annual 5 Year + 2.92%),
3.75%
(b)(m)
............... (9,000) (7,410,413)
(EUR Swap Annual 9 Year + 3.36%),
4.38%
(b)(m)
............... (7,100) (5,427,350)
(21,184,575)
Ireland — (0.0)%
Ryanair DAC, 0.88% ,  05/25/26 ..... (6,200) (5,294,982)
Italy — (0.0)%
Enel Finance International NV,
0.88% ,  01/17/31 ............ (2,200) (1,580,756)
International Design Group SpA,
6.50% ,  11/15/25 ............ (2,900) (2,565,036)
(4,145,792)
Japan — (0.0)%
Rakuten Group, Inc., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.58%), 5.13%
(b)(m)
USD (8,200) (6,105,720)
Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA,
(EURIBOR 3 Month + 0.52%),
0.13% ,  03/24/27
(b)
........... EUR (3,900) (3,345,713)
Red Electrica Financiaciones SAU,
1.25% ,  03/13/27 ............ (15,000) (13,544,183)
(16,889,896)
United Kingdom — (0.0)%
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (1,520,767)
WPP Finance Deutschland GmbH,
1.63% ,  03/23/30 ............ EUR (2,200) (1,754,551)
(3,275,318)
United States — (0.3)%
Abbott Ireland Financing DAC,
0.38% ,  11/19/27 ............ (10,000) (8,513,146)
Arches Buyer, Inc., 4.25% ,  06/01/28
(a)
USD (2,470) (1,926,600)
AthenaHealth Group, Inc.,
6.50% ,  02/15/30 ............ (9,685) (7,656,671)
Carnival Corp., 5.75% ,  03/01/27
(a)
... (7,906) (5,538,548)
Chemours Co. (The), 5.75% ,  11/15/28
(a)
(1,235) (1,010,131)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(10,395) (8,588,869)
Condor Merger Sub, Inc.,
7.38% ,  02/15/30
(a)
........... (7,905) (6,462,851)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(3,971) (2,958,077)
Home Point Capital, Inc.,
5.00% ,  02/01/26
(a)
........... (7,969) (4,990,586)
International Game Technology plc,
6.25% ,  01/15/27
(a)
........... (2,261) (2,187,766)
Johnson & Johnson, 1.65% ,  05/20/35 EUR (10,000) (7,924,939)
Lumen Technologies, Inc., Series Y,
7.50% ,  04/01/24 ............ USD (2,930) (3,017,900)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (14,047) (10,605,485)
Security
Par (000)
Par (000) Value
United States (continued)
Netflix, Inc., 4.88% ,  06/15/30
(a)
..... USD (6,855) $ (6,264,356)
Owens-Brockway Glass Container, Inc.,
6.63% ,  05/13/27
(a)
........... (13,219) (11,979,322)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (3,983) (2,584,705)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (6,910,360)
PG&E Corp.:
5.00% ,  07/01/28 ............ (1,235) (1,062,046)
5.25% ,  07/01/30 ............ (2,620) (2,230,826)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (7,985) (6,919,307)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (7,906) (5,539,260)
Tenet Healthcare Corp.,
6.13% ,  10/01/28
(a)
........... (6,170) (5,405,468)
(120,277,219)
Total Corporate Bonds — (0.5)%
(Proceeds: $(220,295,488)) ........................ (189,734,037)
Foreign Government Obligations — (0.1)%
Spain — (0.1)%
Kingdom of Spain
(a)
:
0.50% ,  10/31/31 ............ EUR (40,000) (31,065,625)
0.70% ,  04/30/32 ............ (40,000) (31,134,934)
(62,200,559)
Total Foreign Government Obligations — (0.1)%
(Proceeds: $(86,123,753)) ......................... (62,200,559)
U.S. Treasury Obligations — (0.1)%
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (18,086) (28,097,606)
Total U.S. Treasury Obligations — (0.1)%
(Proceeds: $(45,006,696)) ......................... (28,097,606)
Total Borrowed Bonds — (0.7)%
(Proceeds: $(351,425,937)) ........................
(280,032,202)
TBA Sale Commitments
(s)
Government National Mortgage
Association
3.00% ,  10/15/52 ............ USD (54,362) (48,036,047)
3.50% ,  10/15/52 ............ (62,900) (57,207,059)
Uniform Mortgage-Backed Securities
2.00% ,  10/25/37 - 11/25/52 ..... (111,289) (91,850,121)
4.00% ,  09/25/52 - 11/25/52 ..... (2,112,081) (1,959,622,522)
2.50% ,  10/25/52 - 11/25/52 ..... (3,589,096) (3,005,412,011)
3.00% ,  10/25/52 - 11/25/52 ..... (2,789,877) (2,427,156,228)
3.50% ,  10/25/52 ............ (640,758) (576,631,784)
4.50% ,  10/25/52 ............ (1,159,881) (1,104,877,274)
5.00% ,  10/25/52 ............ (969,572) (944,428,652)
Total TBA Sale Commitments — (25.5)%
(Proceeds: $(10,548,394,826)) ...................... (10,215,221,698)

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Investments Sold Short
Corporate Bonds
United States — (0.0)%
AthenaHealth Group, Inc., 6.50%
,
02/15/30
(a)
................ USD (990) $ (782,664)
Total Corporate Bonds — (0.0)%
(Proceeds: $(855,153)) ........................... (782,664)
U.S. Treasury Obligations
U.S. Treasury Bonds
1.38%, 08/15/50 ............ (67,000) (38,794,571)
1.88%, 11/15/51 ............ (40,000) (26,451,562)
2.88%, 05/15/52 ............ (50,000) (41,929,688)
U.S. Treasury Notes
1.13%, 02/28/25 ............ (287,000) (266,528,830)
2.75%, 04/30/27 ............ (14,690) (13,863,114)
2.38%, 05/15/29 ............ (143,350) (129,720,551)
0.88%, 11/15/30 ............ (70,000) (55,764,843)
1.63%, 05/15/31 ............ (175,000) (146,890,625)
1.25%, 08/15/31 ............ (100,000) (80,816,406)
2.75%, 08/15/32 ............ (190,000) (173,731,250)
Total U.S. Treasury Obligations — (2.5)%
(Proceeds: $(1,120,993,243)) .......................
(974,491,440)
Total Investments Sold Short — (2.5)%
(Proceeds: $(1,121,848,396) ) ....................... (975,274,104)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 94.8%
(Cost: $42,896,128,056) ........................... 37,971,932,192
Other Assets Less Liabilities — 5.2% ................... 2,068,207,378
Net Assets — 100.0% .............................. $ 40,040,139,570
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
All or a portion of the security is held by a wholly-owned subsidiary.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $318,346,395, representing 0.80% of its net assets as of period end, and an original cost of $239,731,960.
(k)
Zero-coupon bond.
(l)
Convertible security.
(m)
Perpetual security with no stated maturity date.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Issuer filed for bankruptcy and/or is in default.
(p)
Affiliate of the Fund.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(s)
Represents or includes a TBA transaction.
(t)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(w)
The amount to be repurchased assumes the maturity will be the day after the period end.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
(x)
Rates are discount rates or a range of discount rates as of period end.
(y)
Annualized 7-day yield as of period end.
(z)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Par/Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,377,415,717 $ 108,410,899
(a)
$ — $ — $ — $ 2,485,826,616 2,485,826,616 $ 8,185,986 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 159,656,762 53,594,751
(a)
— 20,649 39,378 213,311,540 213,311,54 0 1,201,058
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 368,719,964 1,929,908 — — (36,371) 370,613,501 370,576,443 2,699,304 —
Blackstone Holdings Finance Co.
LLC, 2.00%, 01/30/32 ...... — 2,264,651 — — (228,319) 2,036,332 2,751,000 — —
iShares 0-5 Year TIPS Bond ETF — 39,624,710 — — (1,018,284) 38,606,426 401,690 — —
iShares China Large-Cap ETF .. 14,615,502 1,906,537 (8,706,339) (4,414,566) 466,203 3,867,337 149,549 21,824 —
iShares Core High Dividend ETF
(c)
— 4,529,249 (4,203,584) (325,665) — — — 24,090 —
iShares Core U.S. Aggregate
Bond ETF .............. 2,783,552 — (132,453) (8,310) (407,701) 2,235,088 23,200 33,601 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 191,643,703 (178,975,784) (3,791,269) (509,956) 8,366,694 117,197 1,006,069 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 11,249,888 1,317,869,191 (1,126,038,375) (28,321,754) (12,340,048) 162,418,902 1,585,348 4,230,378 —
iShares Intermediate Credit Bond
ETF
(c)
................ — 49,309,009 (48,812,721) (496,288) — — — 101,573 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 484,554 377,361,240 (152,784,306) (6,374,207) (16,926,164) 201,761,117 2,541,072 1,894,697 —
iShares Latin America 40 ETF .. 12,576,132 — — — 139,377 12,715,509 536,067 588,642 —
iShares MSCI Brazil ETF ..... 13,944,446 — — — 774,968 14,719,414 496,774 744,724 —
iShares Nasdaq Biotechnology
ETF .................. 4,476,802 — — — (1,046,014) 3,430,788 29,333 8,995 —
iShares S&P 500 Value ETF
(c)
.. 53,118,872 — (50,378,396) 8,128,757 (10,869,233) — — — —
$ (35,582,653) $ ( 41 , 962 , 164 ) $ 3,519,909,264 $ 20,740,941 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10 Year Bond ...................................................... 3,020 12/15/22 $ 226,239 $ (5,936,603)
FTSE 100 Index .......................................................... 32 12/16/22 2,445 (226,654)
MSCI Emerging Markets E-Mini Index ............................................ 528 12/16/22 23,008 (3,156,236)
U.S. Treasury 2 Year Note .................................................... 30,962 12/30/22 6,357,128 (67,142,240)
30 Day Federal Funds ...................................................... 135 01/31/23 53,881 (379,950)
3 Month SONIA Index ....................................................... 2,604 03/14/23 690,530 (6,692,189)
3 Month SONIA Index ....................................................... 230 06/20/23 60,497 (872,416)
3 Month SONIA Index ....................................................... 5,074 09/19/23 1,333,842 (20,241,378)
3 Month SOFR ........................................................... 1,155 03/19/24 276,464 8,539
3 Month Euro Euribor ....................................................... 9,105 03/17/25 2,166,033 (10,723,609)
(115,362,736)
Short Contracts
WTI Crude Oil
(a)
........................................................... 54 10/19/22 4,292 156,752
Euro- Bobl ............................................................... 3,402 12/08/22 399,262 8,691,631
Euro-BTP ............................................................... 4,959 12/08/22 544,230 1,941,377
Euro-Bund .............................................................. 740 12/08/22 100,438 (1,320,699)
Euro- Buxl ............................................................... 1,048 12/08/22 150,613 12,876,971
Euro-OAT ............................................................... 405 12/08/22 52,441 2,137,135
Euro-Schatz ............................................................. 16,190 12/08/22 1,700,388 1,232,933
Japan 10 Year Bond ........................................................ 761 12/13/22 779,771 1,123,028
Australia 3 Year Bond ....................................................... 5,884 12/15/22 401,068 5,308,434
DAX Index .............................................................. 124 12/16/22 36,473 3,392,669
EURO STOXX 50 Index ..................................................... 3,806 12/16/22 122,172 11,212,642
EURO STOXX Banks Price Index ............................................... 5,424 12/16/22 20,483 2,505,383
EURO STOXX Chemicals Index ................................................ 29 12/16/22 1,720 17,043
NASDAQ 100 E-Mini Index ................................................... 683 12/16/22 150,745 6,569,828
Russell 2000 E-Mini Index .................................................... 2,108 12/16/22 175,997 23,030,819
S&P 500 E-Mini Index ...................................................... 1,551 12/16/22 279,296 6,307,724
3 Month Euro Euribor ....................................................... 2,501 12/19/22 599,019 2,630,611
U.S. Treasury 10 Year Note ................................................... 10,275 12/20/22 1,151,442 4,823,464
U.S. Treasury 10 Year Ultra Note ............................................... 31,991 12/20/22 3,791,933 136,595,120
U.S. Treasury Long Bond .................................................... 1,738 12/20/22 219,911 159,331
U.S. Treasury Ultra Bond .................................................... 7,158 12/20/22 978,409 67,476,344
Long Gilt ............................................................... 471 12/28/22 50,696 14,928
U.S. Treasury 5 Year Note .................................................... 37,048 12/30/22 3,980,634 37,437,319
3 Month Euro Euribor ....................................................... 11,659 03/13/23 2,776,616 4,970,074
3 Month SOFR ........................................................... 95 03/14/23 22,728 (18,063)
3 Month SOFR ........................................................... 13 06/20/23 3,106 2,897
3 Month SOFR ........................................................... 95 12/19/23 22,717 38,684
3 Month SOFR ........................................................... 95 06/18/24 22,779 76,985
339,391,364
$ 224,028,628
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,505,000 ZAR 216,920,208 Deutsche Bank AG 10/03/22 $ 520,458
USD 25,308,000 BRL 132,177,266 BNP Paribas SA 10/04/22 805,091
USD 45,281,000 BRL 235,825,912 Goldman Sachs International 10/04/22 1,563,794
USD 33,874,000 BRL 174,388,433 HSBC Bank plc 10/04/22 1,546,020
USD 16,626,000 BRL 85,475,652 JPMorgan Chase Bank NA 10/04/22 780,597

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 12,144,287,500 USD 12,190,000 Citibank NA 10/17/22 $ 334,488
EUR 8,196,000 CZK 201,991,764 BNP Paribas SA 10/17/22 2,494
EUR 16,786,000 PLN 80,243,980 HSBC Bank plc 10/17/22 311,074
EUR 16,758,000 USD 16,398,622 HSBC Bank plc 10/17/22 39,970
GBP 21,936,000 USD 24,106,018 Natwest Markets plc 10/17/22 393,622
JPY 1,763,968,347 EUR 12,398,000 HSBC Bank plc 10/17/22 41,182
USD 32,425,350 AUD 49,590,000 JPMorgan Chase Bank NA 10/17/22 700,462
USD 12,314,000 CAD 16,977,091 JPMorgan Chase Bank NA 10/17/22 24,174
USD 17,124,000 CHF 16,404,550 Bank of America NA 10/17/22 478,996
USD 33,602,000 CLP 31,017,052,400 Citibank NA 10/17/22 1,613,896
USD 61,785,754 EUR 61,783,000 Natwest Markets plc 10/17/22 1,180,343
USD 32,943,590 GBP 28,848,000 HSBC Bank plc 10/17/22 724,150
USD 8,201,000 NOK 88,899,075 Goldman Sachs International 10/17/22 36,270
USD 12,314,000 NOK 126,372,600 JPMorgan Chase Bank NA 10/17/22 707,601
USD 16,544,000 ZAR 288,447,188 Bank of America NA 10/17/22 626,828
USD 16,472,000 ZAR 291,977,896 Citibank NA 10/17/22 359,996
USD 16,076,000 ZAR 289,327,488 Goldman Sachs International 10/17/22 110,252
USD 16,380,000 ZAR 293,209,878 JPMorgan Chase Bank NA 10/17/22 200,012
USD 13,016,000 COP 57,576,276,000 BNP Paribas SA 10/18/22 561,158
USD 16,544,000 COP 73,190,656,000 Citibank NA 10/18/22 711,470
USD 16,380,000 COP 72,366,840,000 Toronto Dominion Bank 10/18/22 725,678
USD 8,912,000 BRL 48,310,436 Goldman Sachs International 11/03/22 22,990
USD 80,000,000 CNY 550,968,000 Citibank NA 11/18/22 2,767,244
USD 34,701,503 COP 152,061,988,000 JPMorgan Chase Bank NA 11/23/22 2,039,044
USD 8,034,690 EUR 7,849,000 Morgan Stanley & Co. International plc 11/23/22 314,746
USD 106,973,705 MXN 2,171,609,000 HSBC Bank plc 11/23/22 161,303
USD 23,024,000 TRY 449,198,240 JPMorgan Chase Bank NA 11/23/22 388,586
USD 43,866,931 IDR 663,785,128,686 Bank of America NA 12/14/22 654,519
USD 26,234,001 IDR 399,675,000,000 BNP Paribas SA 12/14/22 215,158
USD 34,998,969 IDR 530,479,274,927 Citibank NA 12/14/22 464,769
USD 52,485,741 IDR 798,200,596,387 Goldman Sachs International 12/14/22 522,882
CHF 10,119,405 USD 10,300,000 BNP Paribas SA 12/21/22 41,321
EUR 97,352,308 CHF 91,795,373 HSBC Bank plc 12/21/22 2,206,370
EUR 6,977,692 CHF 6,576,649 JPMorgan Chase Bank NA 12/21/22 160,953
EUR 28,178,000 NOK 294,426,108 JPMorgan Chase Bank NA 12/21/22 697,733
EUR 56,716,000 USD 54,588,086 Bank of America NA 12/21/22 1,348,693
EUR 87,375,848 USD 84,537,285 BNP Paribas SA 12/21/22 1,638,107
EUR 41,410,000 USD 39,798,944 Deutsche Bank AG 12/21/22 1,042,124
EUR 7,622,163 USD 7,400,000 Goldman Sachs International 12/21/22 117,442
EUR 11,604,652 USD 11,300,000 HSBC Bank plc 12/21/22 145,216
EUR 83,170,000 USD 80,387,096 JPMorgan Chase Bank NA 12/21/22 1,640,232
EUR 123,123,738 USD 119,530,519 Morgan Stanley & Co. International plc 12/21/22 1,901,622
GBP 56,630,451 EUR 62,260,000 BNP Paribas SA 12/21/22 1,903,556
GBP 59,629,575 EUR 66,136,039 Deutsche Bank AG 12/21/22 1,433,544
GBP 15,420,719 EUR 17,093,961 UBS AG 12/21/22 379,983
GBP 59,450,000 USD 65,919,944 Barclays Bank plc 12/21/22 540,245
GBP 100,882,984 USD 106,681,187 Deutsche Bank AG 12/21/22 6,097,656
GBP 32,597,016 USD 35,029,142 Goldman Sachs International 12/21/22 1,411,629
GBP 88,185,372 USD 96,276,166 HSBC Bank plc 12/21/22 2,307,796
GBP 3,787,972 USD 4,100,000 JPMorgan Chase Bank NA 12/21/22 134,640
GBP 7,940,528 USD 8,769,963 Morgan Stanley & Co. International plc 12/21/22 106,892
GBP 1,776,201 USD 1,900,000 Royal Bank of Canada 12/21/22 85,646
GBP 60,360,000 USD 66,966,402 UBS AG 12/21/22 511,092
SEK 6,738,982 USD 600,000 BNP Paribas SA 12/21/22 10,380
SEK 2,242,622 USD 200,000 HSBC Bank plc 12/21/22 3,124
USD 1,099,946 AUD 1,693,000 Bank of America NA 12/21/22 15,476
USD 6,100,000 AUD 9,406,532 BNP Paribas SA 12/21/22 74,542
USD 7,852,186 AUD 12,100,000 Citibank NA 12/21/22 101,398
USD 10,779,553 AUD 16,023,000 Goldman Sachs International 12/21/22 515,844
USD 10,800,000 AUD 16,556,296 HSBC Bank plc 12/21/22 194,682
USD 5,800,000 AUD 8,704,202 JPMorgan Chase Bank NA 12/21/22 224,427
USD 53,056,252 AUD 79,038,768 Morgan Stanley & Co. International plc 12/21/22 2,427,099
USD 52,814,007 AUD 78,644,000 Natwest Markets plc 12/21/22 2,437,728

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,345,738 BRL 28,292,000 Royal Bank of Canada 12/21/22 $ 194,661
USD 11,600,000 CAD 15,897,596 BNP Paribas SA 12/21/22 86,833
USD 14,302,171 CAD 18,880,000 Deutsche Bank AG 12/21/22 629,123
USD 3,300,000 CAD 4,499,984 HSBC Bank plc 12/21/22 41,076
USD 1,900,000 CAD 2,563,651 JPMorgan Chase Bank NA 12/21/22 43,383
USD 2,400,000 CAD 3,214,250 Morgan Stanley & Co. International plc 12/21/22 72,214
USD 5,100,000 CAD 6,757,709 Natwest Markets plc 12/21/22 206,013
USD 1,900,000 CHF 1,818,927 BNP Paribas SA 12/21/22 41,185
USD 12,055,000 CHF 11,796,107 Citibank NA 12/21/22 209
USD 15,900,000 CHF 15,213,520 Deutsche Bank AG 12/21/22 352,852
USD 700,000 CHF 670,216 JPMorgan Chase Bank NA 12/21/22 15,086
USD 5,000,000 CHF 4,877,324 Morgan Stanley & Co. International plc 12/21/22 15,718
USD 1,400,000 CHF 1,355,652 Standard Chartered Bank 12/21/22 14,620
USD 2,776,735 CNY 19,312,000 Bank of America NA 12/21/22 67,256
USD 9,416,570 CNY 67,073,192 HSBC Bank plc 12/21/22 6,184
USD 53,797,623 CNY 382,926,101 JPMorgan Chase Bank NA 12/21/22 72,991
USD 117,697,861 CNY 820,012,768 UBS AG 12/21/22 2,649,856
USD 80,695,206 EUR 81,175,340 Bank of America NA 12/21/22 635,134
USD 343,309,015 EUR 344,920,505 BNP Paribas SA 12/21/22 3,127,373
USD 60,687,010 EUR 60,880,000 Citibank NA 12/21/22 643,440
USD 68,941,730 EUR 68,872,000 Deutsche Bank AG 12/21/22 1,015,962
USD 75,662,968 EUR 75,631,898 JPMorgan Chase Bank NA 12/21/22 1,070,177
USD 17,832,739 EUR 17,757,000 Morgan Stanley & Co. International plc 12/21/22 319,702
USD 3,779,581,708 EUR 3,755,527,554 Royal Bank of Canada 12/21/22 75,651,348
USD 443,703,390 EUR 440,701,333 UBS AG 12/21/22 9,056,853
USD 1,524,441 GBP 1,323,000 Bank of America NA 12/21/22 45,436
USD 101,284,104 GBP 90,210,000 Citibank NA 12/21/22 436,775
USD 101,599,514 GBP 89,950,000 Goldman Sachs International 12/21/22 1,042,844
USD 975,473,704 GBP 848,179,000 HSBC Bank plc 12/21/22 27,279,642
USD 6,600,000 GBP 5,828,093 JPMorgan Chase Bank NA 12/21/22 84,674
USD 2,900,000 GBP 2,550,054 Morgan Stanley & Co. International plc 12/21/22 49,250
USD 16,364,132 GBP 14,121,000 Standard Chartered Bank 12/21/22 578,020
USD 16,683,098 IDR 250,196,427,113 JPMorgan Chase Bank NA 12/21/22 401,816
USD 19,215,388 INR 1,540,000,000 BNP Paribas SA 12/21/22 480,515
USD 1,700,000 JPY 243,257,488 BNP Paribas SA 12/21/22 3,750
USD 5,800,000 JPY 818,490,400 HSBC Bank plc 12/21/22 92,616
USD 2,800,000 JPY 398,646,360 JPMorgan Chase Bank NA 12/21/22 20,214
USD 2,400,000 JPY 342,732,199 Morgan Stanley & Co. International plc 12/21/22 10,107
USD 5,015,000 MXN 101,090,118 HSBC Bank plc 12/21/22 67,245
USD 3,100,000 NOK 33,355,932 Citibank NA 12/21/22 30,583
USD 12,012,000 NOK 122,541,218 HSBC Bank plc 12/21/22 735,741
USD 25,300,000 NOK 271,050,159 JPMorgan Chase Bank NA 12/21/22 357,928
USD 2,400,000 NZD 4,237,355 BNP Paribas SA 12/21/22 27,470
USD 700,000 NZD 1,227,706 Commonwealth Bank of Australia 12/21/22 12,597
USD 4,400,000 NZD 7,707,845 Goldman Sachs International 12/21/22 84,315
USD 3,900,000 NZD 6,791,531 HSBC Bank plc 12/21/22 97,366
USD 900,000 NZD 1,530,948 Morgan Stanley & Co. International plc 12/21/22 42,810
USD 8,035,000 ZAR 141,990,503 Bank of America NA 12/21/22 245,244
USD 13,685,000 ZAR 244,953,138 Citibank NA 12/21/22 246,600
USD 8,060,000 ZAR 145,825,550 Deutsche Bank AG 12/21/22 59,849
USD 12,018,000 ZAR 213,884,346 Morgan Stanley & Co. International plc 12/21/22 284,068
183,355,233
ZAR 214,679,825 USD 12,505,000 Goldman Sachs International 10/03/22 (644,236)
BRL 127,991,716 USD 24,628,000 Barclays Bank plc 10/04/22 (901,004)
BRL 239,585,781 USD 45,987,000 Citibank NA 10/04/22 (1,572,792)
BRL 134,400,884 USD 25,166,000 Goldman Sachs International 10/04/22 (250,880)
BRL 132,053,095 USD 25,308,000 JPMorgan Chase Bank NA 10/04/22 (828,110)
AUD 18,526,000 CAD 16,461,463 Citibank NA 10/17/22 (64,668)
AUD 35,077,000 USD 23,725,388 Citibank NA 10/17/22 (1,285,100)
AUD 49,860,000 USD 32,560,374 JPMorgan Chase Bank NA 10/17/22 (662,756)
AUD 18,430,000 USD 12,212,728 JPMorgan Chase Bank NA 10/17/22 (422,252)
CAD 16,383,502 USD 12,314,000 JPMorgan Chase Bank NA 10/17/22 (453,876)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 17,788,226 USD 13,534,000 Standard Chartered Bank 10/17/22 $ (656,988)
CHF 15,961,654 USD 16,380,000 Goldman Sachs International 10/17/22 (184,384)
CHF 16,425,170 USD 17,124,000 UBS AG 10/17/22 (458,074)
CNY 172,852,638 USD 24,784,000 Bank of America NA 10/17/22 (568,030)
CZK 437,223,776 USD 17,732,000 HSBC Bank plc 10/17/22 (334,786)
EUR 20,722,162 CZK 510,956,710 Citibank NA 10/17/22 (3,864)
EUR 28,927,838 CZK 713,459,078 UBS AG 10/17/22 (12,196)
EUR 12,412,000 USD 12,417,176 BNP Paribas SA 10/17/22 (241,750)
EUR 16,610,000 USD 16,361,136 Citibank NA 10/17/22 (67,724)
JPY 1,266,591,144 USD 8,878,000 Bank of America NA 10/17/22 (115,907)
KRW 22,904,904,000 USD 16,370,000 Bank of America NA 10/17/22 (443,740)
MXN 832,057,256 USD 41,334,000 Goldman Sachs International 10/17/22 (119,684)
NOK 126,893,827 USD 12,314,000 Deutsche Bank AG 10/17/22 (659,730)
NOK 215,466,445 USD 20,391,000 JPMorgan Chase Bank NA 10/17/22 (601,984)
THB 900,303,420 USD 24,812,000 Bank of America NA 10/17/22 (929,400)
USD 16,076,000 CLP 15,679,726,600 Citibank NA 10/17/22 (94,612)
USD 12,210,762 GBP 11,418,000 JPMorgan Chase Bank NA 10/17/22 (541,650)
USD 24,380,000 MXN 497,841,794 Morgan Stanley & Co. International plc 10/17/22 (279,612)
USD 24,812,000 THB 950,299,600 HSBC Bank plc 10/17/22 (396,862)
ZAR 291,119,592 USD 16,418,000 Citibank NA 10/17/22 (353,360)
ZAR 674,565,065 USD 38,180,000 Goldman Sachs International 10/17/22 (955,967)
COP 73,939,446,000 USD 16,254,000 Citibank NA 10/18/22 (259,492)
COP 72,447,634,000 USD 16,402,000 Goldman Sachs International 10/18/22 (730,200)
JPY 1,744,740,932 USD 12,106,000 HSBC Bank plc 10/31/22 (19,703)
USD 12,063,898 GBP 11,394,000 Morgan Stanley & Co. International plc 10/31/22 (665,752)
USD 16,142,000 MXN 331,826,300 Goldman Sachs International 10/31/22 (249,954)
BRL 87,459,938 USD 16,142,000 Goldman Sachs International 11/03/22 (49,570)
BRL 48,341,272 USD 8,912,000 JPMorgan Chase Bank NA 11/03/22 (17,316)
CNY 561,372,232 USD 80,000,000 BNP Paribas SA 11/18/22 (1,308,815)
COP 30,044,730,000 USD 6,691,477 JPMorgan Chase Bank NA 11/23/22 (237,959)
MXN 236,318,746 USD 11,634,137 UBS AG 11/23/22 (10,601)
USD 10,854,393 MXN 221,502,936 HSBC Bank plc 11/23/22 (40,414)
IDR 422,125,529,649 USD 28,686,750 Bank of America NA 12/14/22 (1,206,378)
IDR 766,960,470,351 USD 52,143,595 BNP Paribas SA 12/14/22 (2,214,468)
IDR 423,234,000,000 USD 28,736,692 HSBC Bank plc 12/14/22 (1,184,159)
USD 9,947,888 TWD 316,500,000 Morgan Stanley & Co. International plc 12/14/22 (16,256)
AUD 10,241,601 USD 6,900,000 Bank of America NA 12/21/22 (339,630)
AUD 16,023,000 USD 10,890,316 Citibank NA 12/21/22 (626,607)
AUD 18,416,361 USD 11,931,887 Deutsche Bank AG 12/21/22 (135,084)
AUD 10,147,470 USD 6,600,000 Morgan Stanley & Co. International plc 12/21/22 (99,927)
AUD 4,292,117 USD 2,800,000 UBS AG 12/21/22 (50,637)
BRL 107,012,300 USD 20,206,250 HSBC Bank plc 12/21/22 (722,701)
CAD 3,719,103 USD 2,800,000 BNP Paribas SA 12/21/22 (106,596)
CAD 23,565,692 USD 17,400,000 JPMorgan Chase Bank NA 12/21/22 (333,536)
CAD 8,473,804 USD 6,200,000 Toronto Dominion Bank 12/21/22 (63,203)
CHF 6,021,033 EUR 6,353,378 HSBC Bank plc 12/21/22 (113,017)
CHF 49,000,000 EUR 51,347,882 JPMorgan Chase Bank NA 12/21/22 (567,860)
CHF 92,902,570 EUR 97,976,622 Societe Generale SA 12/21/22 (1,690,630)
CHF 9,058,342 USD 9,300,000 HSBC Bank plc 12/21/22 (43,011)
CHF 16,796,086 USD 17,355,000 Morgan Stanley & Co. International plc 12/21/22 (190,582)
CNY 398,674,754 USD 56,653,274 JPMorgan Chase Bank NA 12/21/22 (719,102)
CNY 287,192,666 USD 41,094,449 Morgan Stanley & Co. International plc 12/21/22 (801,243)
EUR 41,510,000 GBP 37,196,696 BNP Paribas SA 12/21/22 (643,139)
EUR 110,430,000 GBP 99,923,747 Deutsche Bank AG 12/21/22 (2,793,693)
EUR 55,630,000 GBP 50,368,515 Goldman Sachs International 12/21/22 (1,442,139)
EUR 75,966,000 USD 75,138,082 Bank of America NA 12/21/22 (215,779)
EUR 40,856,606 USD 40,654,366 Barclays Bank plc 12/21/22 (359,089)
EUR 102,810,000 USD 101,802,685 BNP Paribas SA 12/21/22 (405,192)
EUR 61,220,000 USD 60,552,396 Citibank NA 12/21/22 (173,498)
EUR 110,450,000 USD 111,232,538 Deutsche Bank AG 12/21/22 (2,300,011)
EUR 66,752,158 USD 66,380,815 JPMorgan Chase Bank NA 12/21/22 (545,764)
EUR 102,263,671 USD 102,210,377 Morgan Stanley & Co. International plc 12/21/22 (1,351,707)
EUR 62,140,000 USD 61,495,111 UBS AG 12/21/22 (208,852)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 54,627,917 EUR 62,080,000 Goldman Sachs International 12/21/22 $ (157,584)
GBP 3,839,231 USD 4,400,000 Morgan Stanley & Co. International plc 12/21/22 (108,058)
JPY 70,955,635 USD 500,000 BNP Paribas SA 12/21/22 (5,222)
JPY 680,700,624 USD 4,800,000 Deutsche Bank AG 12/21/22 (53,432)
JPY 243,681,570 USD 1,700,000 HSBC Bank plc 12/21/22 (793)
JPY 2,215,502,964 USD 15,505,686 Morgan Stanley & Co. International plc 12/21/22 (56,846)
JPY 57,271,800 USD 400,000 Natwest Markets plc 12/21/22 (640)
JPY 543,153,100 USD 3,800,000 Royal Bank of Canada 12/21/22 (12,560)
JPY 99,933,540 USD 700,000 Standard Chartered Bank 12/21/22 (3,157)
JPY 171,869,508 USD 1,200,000 State Street Bank and Trust Co. 12/21/22 (1,543)
MXN 302,401,114 USD 15,005,000 State Street Bank and Trust Co. 12/21/22 (204,280)
NOK 215,900,000 EUR 20,202,243 Deutsche Bank AG 12/21/22 (57,538)
NOK 395,281,243 EUR 39,023,000 JPMorgan Chase Bank NA 12/21/22 (2,113,030)
NOK 52,908,648 USD 5,000,000 BNP Paribas SA 12/21/22 (131,339)
NOK 49,235,116 USD 4,600,000 Goldman Sachs International 12/21/22 (69,378)
NOK 120,649,205 USD 11,500,000 HSBC Bank plc 12/21/22 (397,844)
NOK 326,544,825 USD 30,554,768 JPMorgan Chase Bank NA 12/21/22 (506,074)
NOK 5,137,959 USD 500,000 Morgan Stanley & Co. International plc 12/21/22 (27,204)
NOK 81,988,078 USD 8,012,000 Toronto Dominion Bank 12/21/22 (467,446)
NZD 7,394,635 USD 4,400,000 BNP Paribas SA 12/21/22 (259,683)
NZD 2,012,616 USD 1,200,000 Commonwealth Bank of Australia 12/21/22 (73,120)
NZD 1,224,881 USD 700,000 HSBC Bank plc 12/21/22 (14,179)
NZD 1,861,372 USD 1,100,000 JPMorgan Chase Bank NA 12/21/22 (57,803)
NZD 94,297,348 USD 55,684,628 Morgan Stanley & Co. International plc 12/21/22 (2,886,770)
SEK 209,314,209 USD 19,500,000 Bank of America NA 12/21/22 (541,467)
SEK 30,119,438 USD 2,800,000 BNP Paribas SA 12/21/22 (71,947)
SEK 569,510,971 USD 52,008,324 JPMorgan Chase Bank NA 12/21/22 (425,143)
SEK 26,320,709 USD 2,400,000 Morgan Stanley & Co. International plc 12/21/22 (16,015)
USD 70,848,001 CNY 509,664,900 Bank of America NA 12/21/22 (658,118)
USD 347,453 CNY 2,511,536 Deutsche Bank AG 12/21/22 (4,916)
USD 60,926,868 EUR 62,148,268 BNP Paribas SA 12/21/22 (367,545)
USD 15,654,040 EUR 16,023,000 Citibank NA 12/21/22 (148,820)
USD 182,338,186 EUR 186,460,000 Deutsche Bank AG 12/21/22 (1,560,040)
USD 9,392,977 EUR 9,610,151 HSBC Bank plc 12/21/22 (85,140)
USD 115,535,094 EUR 118,343,383 JPMorgan Chase Bank NA 12/21/22 (1,182,370)
USD 70,581,322 EUR 72,010,000 Morgan Stanley & Co. International plc 12/21/22 (439,333)
USD 59,444,389 GBP 55,488,088 Bank of America NA 12/21/22 (2,586,710)
USD 2,500,000 GBP 2,317,299 BNP Paribas SA 12/21/22 (90,549)
USD 138,006,280 GBP 128,504,245 Deutsche Bank AG 12/21/22 (5,650,851)
USD 49,903,083 GBP 46,340,000 Goldman Sachs International 12/21/22 (1,901,209)
USD 64,176,752 GBP 59,160,501 HSBC Bank plc 12/21/22 (1,959,801)
USD 40,183,166 GBP 37,516,000 JPMorgan Chase Bank NA 12/21/22 (1,756,623)
USD 60,242,993 GBP 55,941,499 Morgan Stanley & Co. International plc 12/21/22 (2,294,982)
USD 19,813,745 GBP 18,306,505 Natwest Markets plc 12/21/22 (651,415)
USD 26,576,975 GBP 24,514,000 Standard Chartered Bank 12/21/22 (827,652)
USD 16,555,481 GBP 14,950,000 State Street Bank and Trust Co. 12/21/22 (157,384)
USD 102,692,296 GBP 95,665,755 UBS AG 12/21/22 (4,254,117)
USD 400,000 JPY 57,392,980 BNP Paribas SA 12/21/22 (205)
USD 1,300,000 SEK 14,659,532 BNP Paribas SA 12/21/22 (27,780)
USD 5,900,000 SEK 66,434,972 Deutsche Bank AG 12/21/22 (117,315)
USD 2,600,000 SEK 29,232,295 HSBC Bank plc 12/21/22 (47,701)
USD 34,098,437 SEK 378,306,758 JPMorgan Chase Bank NA 12/21/22 (166,509)
USD 3,400,000 SEK 38,439,451 Morgan Stanley & Co. International plc 12/21/22 (81,635)
USD 16,023,000 ZAR 292,274,229 Bank of America NA 12/21/22 (11,487)
ZAR 146,669,432 USD 8,060,000 BNP Paribas SA 12/21/22 (13,553)
ZAR 316,002,009 USD 17,643,000 JPMorgan Chase Bank NA 12/21/22 (306,781)
(76,429,880)
$ 106,925,353

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 10/11/22 CNH 7.20 CNH 7.20 USD 4,005 $ 1,316,023
EUR Currency ............... One-Touch Bank of America NA 10/20/22 USD 1.03 USD 1.03 EUR 4,955 511,901
USD Currency ............... One-Touch UBS AG 11/07/22 JPY 149.50 JPY 149.50 USD 2,837 1,032,432
EUR Currency ............... One-Touch Citibank NA 11/10/22 USD 1.01 USD 1.01 EUR 2,090 347,188
USD Currency ............... One-Touch Citibank NA 11/10/22 ZAR 17.00 ZAR 17.00 USD 602 547,723
USD Currency ............... Up and Out Deutsche Bank AG 11/10/22 CNH 7.20 CNH 7.45 USD 118,790 218,492
USD Currency ............... Up and Out Bank of America NA 11/17/22 JPY 142.00 JPY 147.00 USD 80,375 97,417
AUD Currency ............... One-Touch Deutsche Bank AG 12/14/22 USD 0.73 USD 0.73 AUD 2,341 40,715
4,111,891
Put
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 10/12/22 JPY 109.00 JPY 109.00 USD 3,122 456
GBP Currency ............... One-Touch Bank of America NA 10/25/22 USD 1.02 USD 1.02 GBP 2,915 488,211
GBP Currency ............... Down and Out HSBC Bank plc 10/27/22 USD 1.06 USD 0.98 GBP 89,710 182,080
GBP Currency ............... Down and Out Deutsche Bank AG 11/08/22 USD 1.04 USD 0.96 GBP 820 86,596
GBP Currency ............... Down and Out Deutsche Bank AG 11/08/22 USD 1.04 USD 0.96 GBP 8,290 861,521
GBP Currency ............... Down and Out Bank of America NA 11/08/22 USD 1.04 USD 0.97 GBP 9,785 1,210,539
GBP Currency ............... One-Touch HSBC Bank plc 11/25/22 USD 1.01 USD 1.01 GBP 5,733 1,253,103
EUR Currency ............... One-Touch Citibank NA 12/02/22 USD 0.90 USD 0.90 EUR 19,840 1,320,354
USD Currency ............... One-Touch
Goldman Sachs
International 12/08/22 JPY 122.00 JPY 122.00 USD 6,106 94,874
USD Currency ............... Double Knock Out Citibank NA 12/21/22 JPY 125.00 JPY 129.00 – 141.00 USD 4,730 141,850
GBP Currency ............... Down and Out HSBC Bank plc 12/23/22 USD 1.00 USD 0.96 GBP 9,101 130,072
GBP Currency ............... One-Touch HSBC Bank plc 12/23/22 USD 1.03 USD 1.03 GBP 9,101 1,493,241
EUR Currency ............... One-Touch Citibank NA 01/18/23 USD 0.85 USD 0.85 EUR 4,000 328,446
USD Currency ............... One-Touch Citibank NA 03/07/23 JPY 130.00 JPY 130.00 USD 3,020 335,800
USD Currency ............... One-Touch Citibank NA 03/07/23 JPY 125.00 JPY 125.00 USD 3,020 181,111
USD Currency ............... Down and In Bank of America NA 03/23/23 BRL 4.65 BRL 4.65 USD 4,912 437,100
USD Currency ............... One-Touch Bank of America NA 03/28/23 JPY 105.00 JPY 105.00 USD 8,990 64,084
USD Currency ............... One-Touch Bank of America NA 03/28/23 JPY 105.00 JPY 105.00 USD 8,990 64,084
USD Currency ............... One-Touch Bank of America NA 04/19/23 JPY 110.00 JPY 110.00 USD 6,500 94,290
USD Currency ............... One-Touch Bank of America NA 05/19/23 JPY 110.00 JPY 110.00 USD 10,000 166,547
USD Currency ............... One-Touch Citibank NA 09/07/23 JPY 125.00 JPY 125.00 USD 3,021 414,849
9,349,208
$ 13,461,099
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 ......................... 10,001 10/07/22 USD 295.00 USD 267,287 $ 85,009
Invesco QQQ Trust 1 ......................... 3,984 10/14/22 USD 295.00 USD 106,476 211,152
CBOE Volatility Index ......................... 1,000 10/19/22 USD 35.00 USD 3,162 225,000
Eli Lilly & Co. .............................. 170 10/21/22 USD 330.00 USD 5,497 123,675
Invesco QQQ Trust 1 ......................... 3,000 10/21/22 USD 335.00 USD 80,178 7,500
Microsoft Corp. ............................. 320 10/21/22 USD 270.00 USD 7,453 10,720
Microsoft Corp. ............................. 400 10/21/22 USD 290.00 USD 9,316 3,200
S&P 500 Index ............................. 28 10/21/22 USD 4,300.00 USD 10,040 560
SPDR S&P 500 ETF Trust ...................... 4,993 10/21/22 USD 430.00 USD 178,340 12,483
Tesla, Inc. ................................. 72 10/21/22 USD 316.67 USD 1,910 19,548
Tesla, Inc. ................................. 450 10/21/22 USD 320.00 USD 11,936 106,875
U.S. Treasury 10 Year Note ..................... 303 10/21/22 USD 111.00 USD 30,300 525,516
U.S. Treasury 10 Year Note ..................... 649 10/21/22 USD 113.50 USD 64,900 334,641
U.S. Treasury 2 Year Notes ..................... 2,000 10/21/22 USD 102.88 USD 400,000 937,500
U.S. Treasury 30 Year Bond .................... 539 10/21/22 USD 128.00 USD 53,900 707,438
Walt Disney Co. (The) ........................ 849 10/21/22 USD 130.00 USD 8,009 2,972
SPDR S&P 500 ETF Trust ...................... 7,999 10/24/22 USD 400.00 USD 285,708 231,971

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Alphabet, Inc. .............................. 1,200 11/18/22 USD 107.50 USD 11,538 $ 228,000
BNP Paribas SA ............................ 1,900 11/18/22 EUR 52.00 EUR 8,285 45,621
Dynatrace , Inc. ............................. 392 11/18/22 USD 45.00 USD 1,365 18,620
Eli Lilly & Co. .............................. 500 11/18/22 USD 330.00 USD 16,168 680,000
Generac Holdings, Inc. ........................ 249 11/18/22 USD 300.00 USD 4,436 10,583
Invesco QQQ Trust 1 ......................... 2,500 11/18/22 USD 340.00 USD 66,815 35,000
Invesco QQQ Trust 1 ......................... 4,000 11/18/22 USD 330.00 USD 106,904 110,000
LGF Bancorp, Inc. ........................... 700 11/18/22 USD 12.50 USD 487 15,750
Lululemon Athletica , Inc. ....................... 400 11/18/22 USD 350.00 USD 11,182 67,000
S&P 500 Index ............................. 19 11/18/22 USD 4,300.00 USD 6,813 3,705
Societe Generale SA ......................... 3,000 11/18/22 EUR 26.00 EUR 6,125 20,581
SPDR S&P 500 ETF Trust ...................... 3,600 11/18/22 USD 410.00 USD 128,585 268,200
Tesla, Inc. ................................. 180 11/18/22 USD 320.00 USD 4,775 136,350
Western Digital Corp. ......................... 1,000 11/18/22 USD 65.00 USD 3,255 9,500
Commerzbank AG ........................... 1,587 12/16/22 EUR 9.00 EUR 1,165 32,662
EURO STOXX 50 Index ....................... 160 12/16/22 EUR 4,000.00 EUR 5,309 6,037
EURO STOXX Banks Price Index ................. 1,490 12/16/22 EUR 100.00 EUR 5,876 18,253
Invesco QQQ Trust 1 ......................... 2,581 12/16/22 USD 350.00 USD 68,980 56,782
Invesco QQQ Trust 1 ......................... 2,581 12/16/22 USD 330.00 USD 68,980 196,156
iShares China Large-Cap ETF ................... 17,850 12/16/22 USD 30.00 USD 46,160 714,000
LGF Bancorp, Inc. ........................... 210 12/16/22 USD 15.00 USD 156 4,200
LVMH Moet Hennessy Louis Vuitton SE ............ 63 12/16/22 EUR 640.00 EUR 3,846 98,789
S&P 500 Index ............................. 15 12/16/22 USD 4,300.00 USD 5,378 8,850
SPDR S&P 500 ETF Trust ...................... 4,999 12/16/22 USD 435.00 USD 178,554 227,455
Telecom Italia SpA ........................... 11,143 12/16/22 EUR 0.40 EUR 2,121 22,933
Abbott Laboratories .......................... 357 01/20/23 USD 125.00 USD 3,454 10,710
Adobe, Inc. ................................ 65 01/20/23 USD 480.00 USD 1,789 2,860
Align Technology, Inc. ......................... 91 01/20/23 USD 290.00 USD 1,885 52,325
Alphabet, Inc. .............................. 580 01/20/23 USD 125.00 USD 5,577 53,650
Booking Holdings, Inc. ........................ 21 01/20/23 USD 2,600.00 USD 3,451 10,710
Dynatrace , Inc. ............................. 397 01/20/23 USD 45.00 USD 1,382 45,655
Eli Lilly & Co. .............................. 124 01/20/23 USD 340.00 USD 4,010 219,480
Glencore plc ............................... 397 01/20/23 GBP 5.68 GBP 1,955 76,475
Humana, Inc. .............................. 61 01/20/23 USD 500.00 USD 2,960 172,630
Intuit, Inc. ................................. 66 01/20/23 USD 450.00 USD 2,556 102,300
iShares China Large-Cap ETF ................... 2,083 01/20/23 USD 44.00 USD 5,387 7,291
Marathon Oil Corp. .......................... 3,000 01/20/23 USD 24.00 USD 6,774 717,000
Otis Worldwide Corp. ......................... 413 01/20/23 USD 85.00 USD 2,635 22,715
S&P 500 Index ............................. 204 01/20/23 USD 6,000.00 USD 73,147 3,060
Salesforce, Inc. ............................. 216 01/20/23 USD 210.00 USD 3,107 15,876
Salesforce, Inc. ............................. 218 01/20/23 USD 200.00 USD 3,136 26,596
ServiceNow , Inc. ............................ 74 01/20/23 USD 550.00 USD 2,794 25,900
XPO Logistics, Inc. .......................... 278 01/20/23 USD 57.50 USD 1,238 44,480
3 Month SOFR Interest Futures .................. 2,936 03/10/23 USD 96.38 USD 734,000 807,400
3 Month SOFR Interest Futures .................. 2,940 03/10/23 USD 97.13 USD 735,000 330,750
3 Month SOFR Interest Futures .................. 2,947 03/10/23 USD 96.75 USD 736,750 497,306
EURO STOXX Banks Price Index ................. 2,938 03/17/23 EUR 90.00 EUR 11,586 403,114
10,229,070
Put
SPDR S&P 500 ETF Trust ...................... 2,000 10/03/22 USD 350.00 USD 71,436 99,000
U.S. Treasury 10 Year Note ..................... 200 10/07/22 USD 111.50 USD 200 96,875
Invesco QQQ Trust 1 ......................... 4,000 10/10/22 USD 265.00 USD 106,904 1,706,000
SPDR S&P 500 ETF Trust ...................... 2,500 10/10/22 USD 355.00 USD 89,295 1,191,250
CBOE Volatility Index ......................... 16,095 10/19/22 USD 23.00 USD 50,892 120,713
Apple, Inc. ................................ 432 10/21/22 USD 100.00 USD 5,970 5,832
Carnival Corp. .............................. 1,500 10/21/22 USD 5.00 USD 1,055 13,500
Change Healthcare, Inc. ....................... 350 10/21/22 USD 17.00 USD 962 8,750
Consumer Staples Select Sector SPDR Fund ......... 6,000 10/21/22 USD 70.00 USD 40,038 2,085,000
Dollar Tree, Inc. ............................. 375 10/21/22 USD 130.00 USD 5,104 94,313
EURO STOXX 50 Index ....................... 514 10/21/22 EUR 3,400.00 EUR 17,056 658,899
EURO STOXX 50 Index ....................... 826 10/21/22 EUR 3,000.00 EUR 27,408 123,857
Ford Motor Co. ............................. 3,500 10/21/22 USD 10.00 USD 3,920 68,250

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Intel Corp. ................................ 4,971 10/21/22 USD 28.00 USD 12,810 $ 1,225,352
Invesco QQQ Trust 1 ......................... 400 10/21/22 USD 250.00 USD 10,690 122,800
Invesco QQQ Trust 1 ......................... 400 10/21/22 USD 255.00 USD 10,690 168,000
Invesco QQQ Trust 1 ......................... 8,173 10/21/22 USD 268.00 USD 218,432 7,114,597
iShares China Large-Cap ETF ................... 9,994 10/21/22 USD 28.00 USD 25,844 2,338,596
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 10/21/22 USD 69.00 USD 7,139 56,500
iShares Preferred & Income Securities ETF .......... 1,235 10/21/22 USD 30.00 USD 3,911 27,788
iShares Russell 2000 ETF ...................... 500 10/21/22 USD 150.00 USD 8,246 63,000
iShares Russell 2000 ETF ...................... 500 10/21/22 USD 160.00 USD 8,246 171,250
iShares Russell 2000 ETF ...................... 12,001 10/21/22 USD 164.00 USD 197,920 5,862,489
KB Home ................................. 1,700 10/21/22 USD 22.00 USD 4,406 34,000
Netflix, Inc. ................................ 128 10/21/22 USD 185.00 USD 3,014 43,200
S&P 500 Index ............................. 82 10/21/22 USD 3,500.00 USD 29,402 482,570
Sabre Corp. ............................... 500 10/21/22 USD 5.00 USD 258 15,250
Sabre Corp. ............................... 640 10/21/22 USD 4.50 USD 330 8,640
SPDR S&P 500 ETF Trust ...................... 400 10/21/22 USD 350.00 USD 14,287 255,000
SPDR S&P 500 ETF Trust ...................... 525 10/21/22 USD 340.00 USD 18,752 199,238
U.S. Treasury 10 Year Note ..................... 649 10/21/22 USD 111.50 USD 64,900 557,734
U.S. Treasury 5 Year Note ...................... 200 10/21/22 USD 106.50 USD 20,000 67,188
VanEck Semiconductor ETF .................... 400 10/21/22 USD 180.00 USD 7,405 213,000
VanEck Semiconductor ETF .................... 525 10/21/22 USD 175.00 USD 9,719 198,188
SPDR S&P 500 ETF Trust ...................... 19,151 10/28/22 USD 355.00 USD 684,035 17,810,430
Carnival Corp. .............................. 1,500 11/18/22 USD 5.00 USD 1,055 41,250
EURO STOXX 50 Index ....................... 225 11/18/22 EUR 3,400.00 EUR 7,466 380,161
EURO STOXX 50 Index ....................... 641 11/18/22 EUR 3,200.00 EUR 21,270 557,224
Frontier Communications Parent, Inc. .............. 1,000 11/18/22 USD 20.00 USD 2,343 157,500
Invesco QQQ Trust 1 ......................... 350 11/18/22 USD 300.00 USD 9,354 1,164,100
Invesco Senior Loan ETF ...................... 4,500 11/18/22 USD 19.00 USD 9,086 78,750
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,500 11/18/22 USD 69.00 USD 10,709 185,250
Maxar Technologies, Inc. ...................... 150 11/18/22 USD 15.00 USD 281 7,500
S&P 500 Index ............................. 289 11/18/22 USD 3,400.00 USD 103,624 2,161,720
S&P 500 Index ............................. 289 11/18/22 USD 3,600.00 USD 103,624 4,079,235
SPDR S&P 500 ETF Trust ...................... 525 11/18/22 USD 300.00 USD 18,752 111,825
SPDR S&P 500 ETF Trust ...................... 650 11/18/22 USD 380.00 USD 23,217 1,664,975
SPDR S&P 500 ETF Trust ...................... 5,000 11/18/22 USD 360.00 USD 178,590 7,245,000
Vertiv Holdings Co. .......................... 250 11/18/22 USD 7.50 USD 243 6,875
3 Month SOFR Interest Futures .................. 818 12/16/22 USD 96.25 USD 204,500 1,298,575
3 Month SOFR Interest Futures .................. 818 12/16/22 USD 95.81 USD 204,500 746,425
Ally Financial, Inc. ........................... 1,500 12/16/22 USD 20.00 USD 4,175 60,000
EURO STOXX 50 Index ....................... 247 12/16/22 EUR 3,000.00 EUR 8,196 166,304
EURO STOXX 50 Index ....................... 470 12/16/22 EUR 3,100.00 EUR 15,596 419,628
EURO STOXX 50 Index ....................... 487 12/16/22 EUR 3,300.00 EUR 16,160 751,007
Ford Motor Co. ............................. 1,500 12/16/22 USD 8.00 USD 1,680 27,750
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 12/16/22 USD 70.00 USD 7,139 215,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,500 12/16/22 USD 62.00 USD 10,709 72,750
SPDR S&P 500 ETF Trust ...................... 5,000 12/16/22 USD 350.00 USD 178,590 6,992,500
STOXX Europe 600 Auto & Parts ................. 424 12/16/22 EUR 470.00 EUR 10,108 629,545
STOXX Europe 600 Auto & Parts ................. 1,068 12/16/22 EUR 350.00 EUR 25,461 311,391
STOXX Europe 600 Chemicals .................. 178 12/16/22 EUR 840.00 EUR 9,378 61,929
STOXX Europe 600 Chemicals .................. 302 12/16/22 EUR 1,040.00 EUR 15,912 744,377
STOXX Europe 600 Personal & Household Goods ..... 106 12/16/22 EUR 800.00 EUR 4,703 92,450
Vertiv Holdings Co. .......................... 400 12/16/22 USD 10.00 USD 389 64,000
Xerox Holdings Corp. ......................... 1,500 12/16/22 USD 13.00 USD 1,962 168,750
Xerox Holdings Corp. ......................... 1,500 12/16/22 USD 11.00 USD 1,962 63,750
Avis Budget Group, Inc. ....................... 143 01/20/23 USD 75.00 USD 2,123 32,533
Next plc .................................. 78 01/20/23 GBP 48.00 GBP 3,745 359,032
PG&E Corp. ............................... 2,000 01/20/23 USD 7.00 USD 2,500 29,000
STMicroelectronics NV ........................ 1,000 01/20/23 USD 25.00 USD 3,094 107,500
Dufry AG ................................. 2,334 03/17/23 CHF 32.00 CHF 7,088 1,052,630
75,615,240
$ 85,844,310

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Royal Bank of Canada 10/10/22 JPY 150.00 USD 80,070 $ 31,113
USD Currency ........................... Goldman Sachs International 10/11/22 CNH 6.80 USD 80,015 3,798,241
USD Currency ........................... Morgan Stanley & Co. International plc 10/11/22 CNH 7.05 USD 74,350 1,073,765
USD Currency ........................... Royal Bank of Canada 10/12/22 JPY 135.00 USD 23,417 1,560,827
USD Currency ........................... BNP Paribas SA 10/14/22 CNH 7.25 USD 50,006 127,470
USD Currency ........................... BNP Paribas SA 10/14/22 CNH 7.30 USD 100,050 156,530
USD Currency ........................... Morgan Stanley & Co. International plc 10/17/22 CNH 7.07 USD 74,178 1,000,300
USD Currency ........................... Goldman Sachs International 10/27/22 CNH 6.80 USD 204,165 9,669,872
USD Currency ........................... Goldman Sachs International 11/11/22 CNH 7.00 USD 248,587 5,665,142
S&P 500 Index .......................... Barclays Bank plc 12/16/22 USD 3,849.00 USD 88,120 1,600,229
USD Currency ........................... BNP Paribas SA 03/16/23 JPY 150.00 USD 100,006 1,208,499
25,891,988
Put
USD Currency ........................... Royal Bank of Canada 10/04/22 CAD 1.25 USD 79,910 —
USD Currency ........................... Bank of America NA 10/07/22 ZAR 17.25 USD 41,306 8,329
USD Currency ........................... Morgan Stanley & Co. International plc 10/12/22 JPY 116.00 USD 70,249 421
EUR Currency ........................... Deutsche Bank AG 10/17/22 USD 0.94 EUR 305,907 610,251
EUR Currency ........................... JPMorgan Chase Bank NA 10/20/22 USD 0.98 EUR 259,146 3,181,946
USD Currency ........................... JPMorgan Chase Bank NA 10/20/22 ZAR 16.90 USD 50,828 32,383
USD Currency ........................... Morgan Stanley & Co. International plc 10/20/22 KRW 1,385.00 USD 49,208 64,047
EUR Currency ........................... Goldman Sachs International 10/26/22 USD 0.99 EUR 56,558 1,051,148
EUR Currency ........................... JPMorgan Chase Bank NA 10/26/22 NOK 9.35 EUR 39,266 82
USD Currency ........................... Morgan Stanley & Co. International plc 10/26/22 JPY 134.00 USD 76,338 82,180
USD Currency ........................... Goldman Sachs International 10/27/22 BRL 5.30 USD 32,506 527,329
EUR Currency ........................... UBS AG 11/01/22 CZK 24.50 EUR 58,036 —
GBP Currency ........................... HSBC Bank plc 11/01/22 USD 1.05 GBP 57,358 402,565
GBP Currency ........................... Morgan Stanley & Co. International plc 11/01/22 USD 1.06 GBP 85,302 723,846
USD Currency ........................... Citibank NA 11/03/22 CNH 6.80 USD 55,010 19,085
USD Currency ........................... HSBC Bank plc 11/03/22 CNH 6.80 USD 102,990 35,730
USD Currency ........................... HSBC Bank plc 11/04/22 JPY 135.00 USD 54,050 111,383
USD Currency ........................... Citibank NA 11/10/22 ZAR 16.50 USD 72,180 62,972
USD Currency ........................... UBS AG 11/10/22 ZAR 15.75 USD 108,271 16,232
USD Currency ........................... Citibank NA 11/14/22 JPY 140.00 USD 77,626 1,468,043
USD Currency ........................... Citibank NA 11/15/22 JPY 140.00 USD 69,864 1,355,558
USD Currency ........................... JPMorgan Chase Bank NA 11/15/22 JPY 130.00 USD 42,190 56,598
EUR Currency ........................... Morgan Stanley & Co. International plc 11/16/22 NOK 9.65 EUR 129,252 14,866
USD Currency ........................... Bank of America NA 11/17/22 ZAR 17.00 USD 72,180 253,978
EUR Currency ........................... JPMorgan Chase Bank NA 11/25/22 CHF 0.95 EUR 178,889 1,306,606
EUR Currency ........................... JPMorgan Chase Bank NA 12/21/22 USD 0.93 EUR 82,610 600,812
USD Currency ........................... Bank of America NA 12/21/22 JPY 125.00 USD 85,470 135,051
12,121,441
$ 38,013,429
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 % Quarterly Barclays Bank plc 10/19/22 EUR 400.00 EUR 47,400 $ 14,253

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
Markit CDX North
American Investment
Grade Index Series
39.V1 Quarterly
Goldman Sachs
International 10/19/22 USD 1.25 USD 50,000 $ 46,194
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
39.V1 Quarterly
Goldman Sachs
International 10/19/22 USD 1.25 USD 103,680 95,787
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Bank of America NA 10/19/22 USD 90.00 USD 50,000 —
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 11/16/22 USD 90.00 USD 40,000 298,428
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly
Goldman Sachs
International 11/16/22 USD 90.00 USD 20,000 91,989
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly Deutsche Bank AG 11/16/22 USD 92.50 USD 11,000 81,435
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly Deutsche Bank AG 11/16/22 USD 92.50 USD 11,000 81,435
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly Bank of America NA 10/19/22 USD 95.00 USD 21,300 104,331
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly Bank of America NA 10/19/22 USD 95.00 USD 10,400 50,941
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly
Morgan Stanley & Co.
International plc 10/19/22 EUR 575.00 EUR 24,867 470,491
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Bank of America NA 10/19/22 EUR 650.00 EUR 74,900 570,535
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Bank of America NA 10/19/22 EUR 650.00 EUR 49,800 379,341
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 10/19/22 EUR 650.00 EUR 24,800 188,909
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 EUR 750.00 EUR 37,600 296,600
2,756,416
$ 2,770,669
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.26% Semi-Annual
Morgan Stanley & Co.
International plc 10/27/22 2.26 % USD 134,859 $ 1,623

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 % USD 1,990,697 $ 33,840
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.43% Semi-Annual Deutsche Bank AG 08/10/23 2.43 USD 62,695 576,164
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.87% Semi-Annual
JPMorgan Chase
Bank NA 08/30/23 2.87 USD 153,615 2,798,199
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.35% Annual Deutsche Bank AG 02/08/24 0.35 EUR 302,380 181,181
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.05% Annual Barclays Bank plc 02/29/24 0.05 EUR 156,440 71,178
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.72% Semi-Annual Barclays Bank plc 03/07/24 2.72 USD 10,422 232,899
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.20% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 2.20 USD 18,430 233,958
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.62% Semi-Annual Bank of America NA 05/28/24 2.62 USD 66,875 1,511,392
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.96% Semi-Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 USD 248,810 8,740,661
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 09/23/24 3.28 USD 196,195 9,258,128
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.25% Semi-Annual
Goldman Sachs
International 09/23/24 3.25 USD 51,112 2,341,737
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.42% Semi-Annual Barclays Bank plc 09/30/24 3.42 USD 33,055 1,012,703
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.38% Semi-Annual
Goldman Sachs
International 09/30/24 3.38 USD 65,660 1,961,209
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.17% Semi-Annual UBS AG 06/05/25 1.17 USD 14,340 109,923
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.14% Semi-Annual BNP Paribas SA 09/23/25 3.14 USD 91,010 4,465,237
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.92% Semi-Annual Barclays Bank plc 05/02/28 2.92 USD 68,266 3,387,750
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.79% Semi-Annual Citibank NA 06/27/28 2.79 USD 70,870 3,252,065
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.78% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 2.78 USD 6,210 295,180
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.73% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 887,644
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.62% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 814,622
42,167,293
Put
10-Year Interest Rate Swap .. 3.18% Annual
6 month
EURIBOR Semi-Annual Citibank NA 10/27/22 3.18 EUR 72,600 605,818
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1 day SOFR At Termination
Goldman Sachs
International 02/09/23 3.75 USD 1,961,252 16,220,855
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1 day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 987,522 34,940,051
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual BNP Paribas SA 04/21/23 3.25 USD 72,900 3,250,607
1-Year Interest Rate Swap
(a)
. 1.00% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 05/02/23 1.00 EUR 1,452,362 30,384,699
10-Year Interest Rate Swap
(a)
3.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/13/23 3.90 USD 74,040 1,701,364
10-Year Interest Rate Swap
(a)
2.43% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/10/23 2.43 USD 62,695 5,963,068
10-Year Interest Rate Swap
(a)
2.87% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 08/30/23 2.87 USD 153,615 10,446,053
10-Year Interest Rate Swap
(a)
2.72% Semi-Annual 1 day SOFR Annual Barclays Bank plc 03/07/24 2.72 USD 10,422 819,281
10-Year Interest Rate Swap
(a)
2.20% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 2.20 USD 18,430 2,014,417
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual Bank of America NA 05/28/24 2.62 USD 66,875 5,647,347
10-Year Interest Rate Swap
(a)
2.24% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/20/24 2.24 USD 110,550 11,752,752
10-Year Interest Rate Swap
(a)
2.96% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 USD 248,810 17,059,248
10-Year Interest Rate Swap
(a)
3.28% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.28 USD 196,195 10,930,222
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.25 USD 51,112 2,915,542
5-Year Interest Rate Swap
(a)
. 3.42% Semi-Annual 1 day SOFR Annual Barclays Bank plc 09/30/24 3.42 USD 33,055 1,102,624

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 3.38% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/30/24 3.38 % USD 65,660 $ 2,235,804
10-Year Interest Rate Swap
(a)
1.17% Semi-Annual 1 day SOFR Annual UBS AG 06/05/25 1.17 USD 14,340 2,479,474
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/23/25 3.14 USD 91,010 5,895,980
5-Year Interest Rate Swap
(a)
. 3.29% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/21/27 3.29 USD 42,945 1,603,861
5-Year Interest Rate Swap
(a)
. 3.15% Semi-Annual 1 day SOFR Annual Bank of America NA 08/23/27 3.15 USD 42,945 1,706,539
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 3,264,846
10-Year Interest Rate Swap
(a)
2.92% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/02/28 2.92 USD 68,266 5,130,703
10-Year Interest Rate Swap
(a)
2.78% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 01/11/29 2.78 USD 6,210 496,129
10-Year Interest Rate Swap
(a)
2.73% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 737,277
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 693,369
179,997,930
$ 222,165,223
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch UBS AG 10/06/22 JPY 149.50 USD 149.50 USD 2,837 $ (103,108)
USD Currency ............... One-Touch J.P. Morgan Securities LLC 10/11/22 CNH 7.20 USD 7.20 USD 4,005 (1,316,023)
(1,419,131)
Put
EUR Currency ............... Down and In
Goldman Sachs
International 10/26/22 USD 0.96 EUR 0.92 EUR 56,558 (282,737)
GBP Currency ............... One-Touch HSBC Bank plc 10/27/22 USD 1.01 GBP 1.01 GBP 5,733 (680,770)
GBP Currency ............... Down and In
Morgan Stanley & Co.
International 11/01/22 USD 1.03 GBP 0.98 GBP 85,302 (374,420)
GBP Currency ............... One-Touch HSBC Bank plc 12/23/22 USD 1.00 GBP 1.00 GBP 9,101 (1,024,660)
(2,362,587)
$ (3,781,718)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 .......................... 10,001 10/07/22 USD 310.00 USD 267,287 $ (15,002)
Invesco QQQ Trust 1 .......................... 3,984 10/14/22 USD 315.00 USD 106,476 (17,928)
CBOE Volatility Index .......................... 1,000 10/19/22 USD 55.00 USD 3,162 (50,000)
SPDR S&P 500 ETF Trust ....................... 9,989 10/21/22 USD 440.00 USD 356,787 (14,984)
U.S. Treasury 30 Year Bond ..................... 539 10/21/22 USD 134.00 USD 53,900 (92,641)
SPDR S&P 500 ETF Trust ....................... 3,600 11/18/22 USD 430.00 USD 128,585 (73,800)
Invesco QQQ Trust 1 .......................... 4,388 12/16/22 USD 340.00 USD 117,274 (175,520)
iShares China Large-Cap ETF .................... 17,850 12/16/22 USD 34.00 USD 46,160 (553,350)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
3 Month SOFR Interest Futures ................... 2,202 03/10/23 USD 96.75 USD 550,500 $ (990,900)
EURO STOXX Banks Price Index .................. 2,938 03/17/23 EUR 100.00 EUR 11,586 (154,767)
(2,138,892)
Put
Invesco QQQ Trust 1 .......................... 5,000 10/10/22 USD 255.00 USD 133,630 (765,000)
SPDR S&P 500 ETF Trust ....................... 3,000 10/10/22 USD 345.00 USD 107,154 (589,500)
Consumer Staples Select Sector SPDR Fund .......... 6,000 10/21/22 USD 65.00 USD 40,038 (459,000)
Dollar Tree, Inc. .............................. 375 10/21/22 USD 120.00 USD 5,104 (34,688)
EURO STOXX 50 Index ........................ 514 10/21/22 EUR 3,200.00 EUR 17,056 (237,516)
Intuit, Inc. .................................. 425 10/21/22 USD 370.00 USD 16,461 (437,750)
Invesco QQQ Trust 1 .......................... 400 10/21/22 USD 225.00 USD 10,690 (23,800)
Invesco QQQ Trust 1 .......................... 400 10/21/22 USD 200.00 USD 10,690 (5,400)
Invesco QQQ Trust 1 .......................... 8,173 10/21/22 USD 245.00 USD 218,432 (1,814,406)
iShares China Large-Cap ETF .................... 9,994 10/21/22 USD 25.00 USD 25,844 (549,670)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,300 10/21/22 USD 68.00 USD 9,281 (48,100)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,500 10/21/22 USD 65.00 USD 10,709 (16,500)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 8,500 10/21/22 USD 70.00 USD 60,682 (705,500)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 13,621 10/21/22 USD 72.00 USD 97,240 (2,301,949)
iShares Russell 2000 ETF ....................... 500 10/21/22 USD 140.00 USD 8,246 (22,500)
iShares Russell 2000 ETF ....................... 12,001 10/21/22 USD 152.00 USD 197,920 (1,860,155)
Microsoft Corp. .............................. 320 10/21/22 USD 230.00 USD 7,453 (215,200)
Microsoft Corp. .............................. 400 10/21/22 USD 250.00 USD 9,316 (739,000)
Netflix, Inc. ................................. 128 10/21/22 USD 150.00 USD 3,014 (8,192)
S&P 500 Index .............................. 82 10/21/22 USD 3,400.00 USD 29,402 (284,130)
SPDR S&P 500 ETF Trust ....................... 400 10/21/22 USD 325.00 USD 14,287 (69,000)
SPDR S&P 500 ETF Trust ....................... 525 10/21/22 USD 310.00 USD 18,752 (46,463)
Tesla, Inc. .................................. 72 10/21/22 USD 233.33 USD 1,910 (51,300)
Tesla, Inc. .................................. 996 10/21/22 USD 240.00 USD 26,419 (873,990)
VanEck Semiconductor ETF ..................... 400 10/21/22 USD 170.00 USD 7,405 (104,200)
VanEck Semiconductor ETF ..................... 525 10/21/22 USD 140.00 USD 9,719 (11,025)
Walt Disney Co. (The) ......................... 849 10/21/22 USD 110.00 USD 8,009 (1,332,930)
SPDR S&P 500 ETF Trust ....................... 4,001 10/24/22 USD 330.00 USD 142,908 (970,243)
SPDR S&P 500 ETF Trust ....................... 19,151 10/28/22 USD 325.00 USD 684,035 (4,663,269)
Alphabet, Inc. ............................... 1,200 11/18/22 USD 90.00 USD 11,538 (402,000)
BNP Paribas SA ............................. 1,900 11/18/22 EUR 45.00 EUR 8,285 (616,353)
Dynatrace , Inc. .............................. 392 11/18/22 USD 35.00 USD 1,365 (121,520)
EURO STOXX 50 Index ........................ 433 11/18/22 EUR 3,100.00 EUR 14,368 (264,802)
Generac Holdings, Inc. ......................... 249 11/18/22 USD 220.00 USD 4,436 (1,160,340)
Invesco QQQ Trust 1 .......................... 350 11/18/22 USD 250.00 USD 9,354 (233,450)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,500 11/18/22 USD 63.00 USD 10,709 (43,500)
Lululemon Athletica , Inc. ........................ 400 11/18/22 USD 290.00 USD 11,182 (970,000)
S&P 500 Index .............................. 578 11/18/22 USD 3,500.00 USD 207,249 (5,985,190)
Societe Generale SA .......................... 3,000 11/18/22 EUR 21.00 EUR 6,125 (474,834)
SPDR S&P 500 ETF Trust ....................... 525 11/18/22 USD 250.00 USD 18,752 (33,075)
SPDR S&P 500 ETF Trust ....................... 2,450 11/18/22 USD 340.00 USD 87,509 (1,884,050)
SPDR S&P 500 ETF Trust ....................... 5,000 11/18/22 USD 330.00 USD 178,590 (2,760,000)
Tesla, Inc. .................................. 180 11/18/22 USD 240.00 USD 4,775 (288,000)
U.S. Treasury 10 Year Note ...................... 882 11/25/22 USD 114.00 USD 88,200 (2,466,844)
U.S. Treasury 2 Year Notes ...................... 608 11/25/22 USD 102.25 USD 121,600 (370,501)
U.S. Treasury 5 Year Note ....................... 629 11/25/22 USD 109.00 USD 62,900 (1,233,430)
3 Month SOFR Interest Futures ................... 818 12/16/22 USD 96.06 USD 204,500 (1,037,838)
3 Month SOFR Interest Futures ................... 818 12/16/22 USD 96.00 USD 204,500 (956,038)
Commerzbank AG ............................ 1,587 12/16/22 EUR 7.20 EUR 1,165 (97,986)
LVMH Moet Hennessy Louis Vuitton SE ............. 63 12/16/22 EUR 520.00 EUR 3,846 (88,293)
Nasdaq 100 E- Mini Index ....................... 96 12/16/22 USD 11,100.00 USD 105,324 (6,479,520)
SPDR S&P 500 ETF Trust ....................... 4,999 12/16/22 USD 370.00 USD 178,554 (11,322,735)
SPDR S&P 500 ETF Trust ....................... 6,000 12/16/22 USD 310.00 USD 214,308 (2,952,000)
STOXX Europe 600 Auto & Parts .................. 424 12/16/22 EUR 400.00 EUR 10,108 (236,858)
STOXX Europe 600 Chemicals ................... 166 12/16/22 EUR 940.00 EUR 8,746 (159,432)
Abbott Laboratories ........................... 357 01/20/23 USD 105.00 USD 3,454 (389,130)
Adobe, Inc. ................................. 65 01/20/23 USD 400.00 USD 1,789 (809,250)
Align Technology, Inc. .......................... 91 01/20/23 USD 230.00 USD 1,885 (360,360)
Alphabet, Inc. ............................... 580 01/20/23 USD 100.00 USD 5,577 (553,900)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Booking Holdings, Inc. ......................... 21 01/20/23 USD 2,000.00 USD 3,451 $ (816,900)
Dynatrace , Inc. .............................. 397 01/20/23 USD 35.00 USD 1,382 (162,770)
Eli Lilly & Co. ............................... 124 01/20/23 USD 280.00 USD 4,010 (91,140)
Glencore plc ................................ 397 01/20/23 GBP 4.50 GBP 1,955 (143,819)
Humana, Inc. ............................... 61 01/20/23 USD 390.00 USD 2,960 (36,600)
Intuit, Inc. .................................. 66 01/20/23 USD 370.00 USD 2,556 (188,760)
Invesco QQQ Trust 1 .......................... 2,000 01/20/23 USD 240.00 USD 53,452 (1,767,000)
Marathon Oil Corp. ........................... 3,000 01/20/23 USD 21.00 USD 6,774 (634,500)
Otis Worldwide Corp. .......................... 413 01/20/23 USD 65.00 USD 2,635 (192,045)
Salesforce, Inc. .............................. 434 01/20/23 USD 160.00 USD 6,243 (977,585)
ServiceNow , Inc. ............................. 74 01/20/23 USD 450.00 USD 2,794 (619,010)
XPO Logistics, Inc. ........................... 278 01/20/23 USD 45.00 USD 1,238 (151,510)
EURO STOXX Banks Price Index .................. 2,938 03/17/23 EUR 60.00 EUR 11,586 (291,538)
SPDR S&P 500 ETF Trust ....................... 1,000 06/16/23 USD 310.00 USD 35,718 (1,363,000)
(71,427,782)
$ (73,566,674)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. JPMorgan Chase Bank NA 10/11/22 CNH 6.80 USD 80,015 $ (3,798,241)
USD Currency ............................. Morgan Stanley & Co. International plc 10/12/22 JPY 135.00 USD 23,417 (1,560,827)
USD Currency ............................. Morgan Stanley & Co. International plc 10/17/22 CNH 7.17 USD 74,178 (461,483)
USD Currency ............................. JPMorgan Chase Bank NA 10/20/22 ZAR 18.00 USD 33,886 (670,022)
USD Currency ............................. Goldman Sachs International 10/27/22 CNH 7.05 USD 204,165 (3,353,021)
USD Currency ............................. Goldman Sachs International 10/27/22 CNH 7.05 USD 204,165 (3,353,021)
USD Currency ............................. Citibank NA 11/10/22 ZAR 17.00 USD 20,050 (1,335,007)
USD Currency ............................. Goldman Sachs International 11/11/22 CNH 7.15 USD 248,587 (2,606,056)
USD Currency ............................. Bank of America NA 11/17/22 ZAR 17.80 USD 16,075 (564,113)
–
(17,701,791)
–
Put
USD Currency ............................. Bank of America NA 10/07/22 ZAR 16.90 USD 41,306 (1,310)
USD Currency ............................. Morgan Stanley & Co. International plc 10/12/22 JPY 109.00 USD 78,054 (150)
EUR Currency ............................. Deutsche Bank AG 10/13/22 USD 0.98 EUR 199,650 (1,600,734)
EUR Currency ............................. JPMorgan Chase Bank NA 10/20/22 USD 0.96 EUR 259,146 (1,182,562)
USD Currency ............................. JPMorgan Chase Bank NA 10/20/22 ZAR 16.35 USD 76,242 (9,103)
USD Currency ............................. Morgan Stanley & Co. International plc 10/20/22 KRW 1,360.00 USD 49,208 (18,623)
USD Currency ............................. Morgan Stanley & Co. International plc 10/26/22 JPY 130.00 USD 76,338 (37,542)
USD Currency ............................. Goldman Sachs International 10/27/22 BRL 5.10 USD 48,760 (283,087)
GBP Currency ............................. HSBC Bank plc 11/01/22 USD 1.02 GBP 57,358 (229,588)
USD Currency ............................. HSBC Bank plc 11/04/22 JPY 130.00 USD 54,050 (44,164)
USD Currency ............................. Citibank NA 11/10/22 ZAR 15.75 USD 108,271 (16,232)
USD Currency ............................. JPMorgan Chase Bank NA 11/15/22 JPY 125.00 USD 42,190 (26,627)
EUR Currency ............................. Morgan Stanley & Co. International plc 11/16/22 NOK 9.35 EUR 129,252 (2,757)
USD Currency ............................. Bank of America NA 11/17/22 ZAR 16.30 USD 120,555 (94,161)
EUR Currency ............................. JPMorgan Chase Bank NA 11/25/22 CHF 0.91 EUR 178,889 (355,816)
EUR Currency ............................. JPMorgan Chase Bank NA 12/21/22 USD 0.90 EUR 82,610 (315,472)
EUR Currency ............................. Royal Bank of Canada 12/21/22 USD 0.97 EUR 49,470 (757,861)
USD Currency ............................. Bank of America NA 12/21/22 JPY 120.00 USD 85,470 (70,674)
–
(5,046,463)
–
$ (22,748,254)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 500.00 EUR 13,000 $ (46,423)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 500.00 EUR 24,800 (88,562)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 525.00 EUR 37,600 (207,759)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 575.00 EUR 15,000 (169,337)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 Quarterly Barclays Bank plc 12/21/22 NR EUR 575.00 EUR 38,700 (423,135)
(935,216)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
39.V1 1.00 % Quarterly
Goldman Sachs
International 10/19/22 NR USD 1.45 USD 50,000 (13,949)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
39.V1 1.00 Quarterly
Goldman Sachs
International 10/19/22 NR USD 1.45 USD 103,680 (28,924)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 Quarterly Barclays Bank plc 11/16/22 NR USD 85.00 USD 40,000 (113,072)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 38.V2 5.00 Quarterly
Goldman Sachs
International 11/16/22 NR USD 85.00 USD 20,000 (32,051)
Sold Protection on
5-Year Credit Default
Swap .........
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 Quarterly Barclays Bank plc 10/19/22 NR EUR 575.00 EUR 98,685 (1,867,173)
(2,055,169)
$ (2,990,385)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.34% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/12/22 2.34 % USD 42,670 $ (1)
10-Year Interest Rate Swap
(a)
2.28% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/13/22 2.28 USD 33,240 (1)
2-Year Interest Rate Swap
(a)
. 2.47% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 10/27/22 2.47 USD 499,609 (528)
10-Year Interest Rate Swap
(a)
2.56% Semi-Annual 1 day SOFR Annual Bank of America NA 11/03/22 2.56 USD 23,325 (4,323)
10-Year Interest Rate Swap
(a)
2.70% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 11/07/22 2.70 USD 22,103 (11,120)
10-Year Interest Rate Swap
(a)
1.82% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/11/22 1.82 EUR 20,923 (5,140)
10-Year Interest Rate Swap
(a)
2.44% Semi-Annual 1 day SOFR Annual Bank of America NA 11/14/22 2.44 USD 38,020 (10,362)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1.74% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/15/22 1.74 % USD 269,015 $ (634)
2-Year Interest Rate Swap
(a)
. 1.78% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/15/22 1.78 USD 269,015 (708)
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 1 day SOFR Annual
Nomura International
plc 11/18/22 2.50 USD 20,890 (9,278)
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 1 day SOFR Annual Barclays Bank plc 01/12/23 1.25 USD 184,725 (6,699)
2-Year Interest Rate Swap
(a)
. 1.36% Semi-Annual 1 day SOFR Annual
Wells Fargo Securities
LLC 01/18/23 1.36 USD 77,450 (4,006)
10-Year Interest Rate Swap
(a)
1.81% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 02/08/23 1.81 EUR 10,850 (34,594)
10-Year Interest Rate Swap
(a)
1.80% Annual
6 month
EURIBOR Semi-Annual
Morgan Stanley & Co.
International plc 02/10/23 1.80 EUR 10,850 (34,659)
10-Year Interest Rate Swap
(a)
2.48% Semi-Annual 1 day SOFR Annual Bank of America NA 02/10/23 2.48 USD 87,665 (284,400)
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 USD 988,820 (103,791)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 1,990,697 (21,356)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 1,990,697 (26,811)
2-Year Interest Rate Swap
(a)
. 2.88% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 04/11/23 2.88 USD 121,560 (212,072)
2-Year Interest Rate Swap
(a)
. 2.83% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 04/12/23 2.83 USD 116,780 (190,828)
2-Year Interest Rate Swap
(a)
. 2.85% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 04/12/23 2.85 USD 116,780 (195,695)
10-Year Interest Rate Swap
(a)
2.67% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 USD 42,197 (408,240)
10-Year Interest Rate Swap
(a)
2.72% Semi-Annual 1 day SOFR Annual
Nomura International
plc 05/31/23 2.72 USD 24,820 (267,249)
10-Year Interest Rate Swap
(a)
2.84% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 132,233 (1,779,714)
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/15/23 3.10 USD 46,626 (952,305)
10-Year Interest Rate Swap
(a)
2.75% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 07/19/23 2.75 USD 21,941 (299,336)
10-Year Interest Rate Swap
(a)
2.46% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 08/08/23 2.46 USD 96,713 (929,119)
10-Year Interest Rate Swap
(a)
2.44% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/10/23 2.44 USD 58,480 (541,409)
10-Year Interest Rate Swap
(a)
1.41% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 08/14/23 1.41 USD 85,550 (174,781)
10-Year Interest Rate Swap
(a)
1.48% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/14/23 1.48 USD 80,620 (183,026)
10-Year Interest Rate Swap
(a)
2.68% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 08/21/23 2.68 USD 63,641 (865,385)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/31/23 2.86 USD 49,045 (875,941)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/14/23 3.09 USD 97,795 (2,448,249)
10-Year Interest Rate Swap
(a)
3.37% Semi-Annual 1 day SOFR Annual Bank of America NA 09/25/23 3.37 USD 24,505 (861,285)
2-Year Interest Rate Swap
(a)
. 3.87% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 09/25/23 3.87 USD 106,925 (1,206,932)
2-Year Interest Rate Swap
(a)
. 3.18% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/17/24 3.18 USD 82,805 (816,994)
2-Year Interest Rate Swap
(a)
. 2.74% Semi-Annual 1 day SOFR Annual
Wells Fargo Securities
LLC 06/24/24 2.74 USD 80,125 (603,032)
2-Year Interest Rate Swap
(a)
. 2.77% Semi-Annual 1 day SOFR Annual Bank of America NA 06/24/24 2.77 USD 82,805 (638,255)
2-Year Interest Rate Swap
(a)
. 2.78% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/24/24 2.78 USD 80,125 (624,984)
5-Year Interest Rate Swap
(a)
. 2.15% Semi-Annual 1 day SOFR Annual Bank of America NA 08/23/27 2.15 USD 21,473 (393,290)
(16,026,532)
Put
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.91% Semi-Annual
Morgan Stanley & Co.
International plc 10/04/22 2.91 USD 498,236 (20,800,331)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.54% Semi-Annual Deutsche Bank AG 10/07/22 1.54 USD 23,040 (3,896,776)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.84% Semi-Annual Deutsche Bank AG 10/12/22 2.84 USD 42,670 (2,629,525)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.54% Semi-Annual Bank of America NA 10/13/22 1.54 USD 23,040 (3,905,120)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.78% Semi-Annual Deutsche Bank AG 10/13/22 2.78 USD 33,240 (2,213,652)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.05% Semi-Annual
Goldman Sachs
International 10/26/22 3.05 % USD 249,920 $ (11,356,597)
10-Year Interest Rate Swap ..
6 month
EURIBOR Semi-Annual 3.48% Annual Citibank NA 10/27/22 3.48 EUR 72,600 (191,494)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.88% Semi-Annual Citibank NA 10/31/22 2.88 USD 250,132 (14,765,326)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.22% Semi-Annual
JPMorgan Chase
Bank NA 11/02/22 1.22 USD 66,810 (3,837,678)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.92% Semi-Annual
Goldman Sachs
International 11/02/22 2.92 USD 249,476 (13,975,199)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.06% Semi-Annual Bank of America NA 11/03/22 3.06 USD 23,325 (1,060,516)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Morgan Stanley & Co.
International plc 11/07/22 3.20 USD 22,103 (797,233)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual
Goldman Sachs
International 11/10/22 2.90 USD 400,986 (23,254,320)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 1.82% Annual
Goldman Sachs
International 11/11/22 1.82 EUR 20,923 (2,251,210)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.00% Semi-Annual
Nomura International
plc 11/18/22 3.00 USD 20,890 (1,066,504)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 11/23/22 3.20 USD 239,768 (9,080,217)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.45% Semi-Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 23,330 (4,093,014)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.43% Semi-Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 38,113 (6,731,962)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 38,112 (6,764,001)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.75% Semi-Annual Barclays Bank plc 01/12/23 1.75 USD 184,725 (8,660,650)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 1.81% Annual
JPMorgan Chase
Bank NA 02/08/23 1.81 EUR 10,850 (1,235,943)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.40% At Termination
Goldman Sachs
International 02/09/23 4.40 USD 3,922,503 (16,088,464)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 1.80% Annual
Morgan Stanley & Co.
International plc 02/10/23 1.80 EUR 10,850 (1,248,122)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.48% Semi-Annual Bank of America NA 02/10/23 2.48 USD 87,665 (8,085,041)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 988,820 (30,598,298)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 988,820 (28,857,307)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.50% At Termination
Morgan Stanley & Co.
International plc 03/07/23 4.50 USD 1,988,333 (7,905,588)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 03/08/23 4.03 USD 1,999,163 (19,494,464)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 3.25% Annual Barclays Bank plc 03/22/23 3.25 EUR 30,710 (1,028,861)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 3.25% Annual
Goldman Sachs
International 03/22/23 3.25 EUR 30,710 (1,028,861)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 751,689 (31,794,946)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 4.00% Semi-Annual Bank of America NA 03/28/23 4.00 USD 19,420 (317,156)
1-Year Interest Rate Swap
(a)
. 1 day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 1,975,043 (55,501,482)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 250,247 (9,204,447)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.88% Semi-Annual Deutsche Bank AG 04/11/23 2.88 USD 121,560 (3,091,147)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.83% Semi-Annual
Morgan Stanley & Co.
International plc 04/12/23 2.83 USD 116,780 (3,063,178)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.85% Semi-Annual
Morgan Stanley & Co.
International plc 04/12/23 2.85 USD 116,780 (3,029,022)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 124,743 (4,407,830)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.00% At Termination BNP Paribas SA 04/21/23 4.00 USD 584,300 (4,051,860)
1-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.75% Annual
Goldman Sachs
International 05/02/23 1.75 EUR 2,904,724 (41,090,198)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.75% Semi-Annual Citibank NA 05/05/23 3.75 % USD 250,390 $ (6,332,442)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.57% Semi-Annual
Goldman Sachs
International 05/11/23 3.57 USD 247,765 (7,866,394)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.67% Semi-Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 USD 42,197 (3,328,390)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.72% Semi-Annual
Nomura International
plc 05/31/23 2.72 USD 24,820 (1,894,442)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.84% Semi-Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 132,233 (9,081,394)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 5.00% At Termination Bank of America NA 06/13/23 5.00 USD 592,340 (1,746,381)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 06/15/23 3.10 USD 46,626 (2,516,504)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.75% Semi-Annual Deutsche Bank AG 07/19/23 2.75 USD 21,941 (1,638,542)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.46% Semi-Annual
Morgan Stanley & Co.
International plc 08/08/23 2.46 USD 96,713 (9,002,518)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.44% Semi-Annual Deutsche Bank AG 08/10/23 2.44 USD 58,480 (5,542,679)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.41% Semi-Annual
Morgan Stanley & Co.
International plc 08/14/23 1.41 USD 85,550 (14,536,385)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.48% Semi-Annual Barclays Bank plc 08/14/23 1.48 USD 80,620 (13,248,042)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.68% Semi-Annual
JPMorgan Chase
Bank NA 08/21/23 2.68 USD 63,641 (5,046,549)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Deutsche Bank AG 08/31/23 2.86 USD 49,045 (3,380,604)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual BNP Paribas SA 09/14/23 3.09 USD 97,795 (5,543,118)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.37% Semi-Annual Bank of America NA 09/25/23 3.37 USD 24,505 (1,096,274)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.87% Semi-Annual
Morgan Stanley & Co.
International plc 09/25/23 3.87 USD 106,925 (1,347,510)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.35% Annual Deutsche Bank AG 02/08/24 1.35 EUR 302,380 (10,136,955)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.05% Annual Barclays Bank plc 02/29/24 1.05 EUR 312,880 (11,950,985)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.18% Semi-Annual Barclays Bank plc 06/17/24 3.18 USD 82,805 (1,650,718)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.74% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 2.74 USD 110,550 (8,658,935)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.24% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.24 USD 110,550 (6,161,010)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.74% Semi-Annual
Wells Fargo Securities
LLC 06/24/24 2.74 USD 80,125 (1,912,892)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.77% Semi-Annual Bank of America NA 06/24/24 2.77 USD 82,805 (1,947,862)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.78% Semi-Annual Deutsche Bank AG 06/24/24 2.78 USD 80,125 (1,870,885)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.99% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 1.99 USD 116,580 (14,170,482)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 3.50% Annual
Goldman Sachs
International 08/25/27 3.50 EUR 124,526 (4,760,635)
(568,823,067)
$ (584,849,599)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V13 .................. 5.00 % Quarterly 12/20/24 USD 70,110 $ (959,394) $ (2,071,834) $ 1,112,440
CDX.NA.IG.38.V1 ................... 1.00 Quarterly 06/20/27 USD 1,155,000 (644,281) (8,267,736) 7,623,455
CDX.NA.IG.39.V1 ................... 1.00 Quarterly 12/20/27 USD 58,347 166,929 156,661 10,268
ITRAXX.EUROPE.CROSSOVER.38.V1 .... 5.00 Quarterly 12/20/27 EUR 121,017 6,104,340 7,671,930 (1,567,590)
ITRAXX.EUROPE.MAIN.38.V1 .......... 1.00 Quarterly 12/20/27 EUR 81,946 1,241,717 1,296,171 (54,454)
ITRAXX.EUROPE.SEN.FINANCIALS.38.V1 .. 1.00 Quarterly 12/20/27 EUR 123,968 2,648,277 1,772,825 875,452

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.SUB.FINANCIALS.38.V1 .. 1.00 % Quarterly 12/20/27 EUR 107,373 $ 8,093,392 $ 7,363,125 $ 730,267
$ 16,650,980 $ 7,921,142 $ 8,729,838
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V2 ..... 5.00 % Quarterly 06/20/27 BB- USD 154,332 $ (3,257,664) $ (4,503,272) $ 1,245,608
ITRAXX.EUROPE.
CROSSOVER.37.V1 . 5.00 Quarterly 06/20/27 BB- EUR 13,309 (459,603) (371,029) (88,574)
CDX.NA.HY.39.V1 ..... 5.00 Quarterly 12/20/27 B+ USD 1,111,955 (43,935,063) (46,383,844) 2,448,781
$ (47,652,330) $ (51,258,145) $ 3,605,815
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 1,399,892 $ (1,777,888) $ — $ (1,777,888)
1 day SOFR Annual 0.84% Annual N/A 03/01/23 USD 179,220 (2,671,477) 387,955 (3,059,432)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 1,399,452 (1,734,478) — (1,734,478)
1.51% At Termination 1 day SOFR At Termination N/A 07/12/23 USD 584,075 12,822,615 5,088,498 7,734,117
28 day MXIBTIIE Monthly 10.17% Monthly N/A 09/14/23 MXN 2,069,214 (318,218) — (318,218)
28 day MXIBTIIE Monthly 10.30% Monthly N/A 09/18/23 MXN 1,652,183 (163,751) — (163,751)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (3,852,438) — (3,852,438)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (3,716,837) — (3,716,837)
1 day SOFR Annual 1.13% Annual N/A 03/07/24 USD 991,773 (43,924,138) — (43,924,138)
3.61% Annual 1 day SOFR Annual N/A 03/08/24 USD 1,159,987 9,490,892 49,013 9,441,879
1 day SOFR Annual 1.13% Annual N/A 03/08/24 USD 1,487,466 (66,041,231) — (66,041,231)
1 day SOFR Annual 1.08% Annual N/A 03/18/24 USD 2,004,673 (93,156,164) — (93,156,164)
3.61% Annual 1 day SOFR Annual N/A 03/19/24 USD 342,756 2,864,319 54,847 2,809,472
1 day SONIA At Termination 6.17% At Termination 03/27/23
(a)
03/27/24 GBP 391,150 1,291,308 — 1,291,308
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 287,289 865,330 — 865,330
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 06/06/24 USD 300,000 19,365,713 — 19,365,713
3.56% Annual 1 day SOFR Annual N/A 06/28/24 USD 267,946 2,841,910 76,235 2,765,675
3.55% Annual 1 day SOFR Annual N/A 07/13/24 USD 246,525 2,710,308 79,724 2,630,584
3.57% Annual 1 day SOFR Annual N/A 07/16/24 USD 363,491 3,870,213 (11,279) 3,881,492
3.56% Annual 1 day SOFR Annual N/A 07/20/24 USD 360,069 3,923,673 30,011 3,893,662
3.56% Annual 1 day SOFR Annual N/A 07/23/24 USD 479,100 5,226,499 38,309 5,188,190
3.56% Annual 1 day SOFR Annual N/A 08/12/24 USD 356,321 3,968,728 (37,456) 4,006,184
3.56% Annual 1 day SOFR Annual N/A 08/13/24 USD 604,646 6,741,458 (69,476) 6,810,934
3.53% Annual 1 day SOFR Annual N/A 08/27/24 USD 678,054 8,055,064 202,095 7,852,969
1 day SONIA Annual 3.94% Annual N/A 09/01/24 GBP 94,820 (2,571,752) (28,934) (2,542,818)
1 day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 1,102,220 (16,652,539) — (16,652,539)
2.22% Annual
6 month
EURIBOR Semi-Annual N/A 09/12/24 EUR 82,884 705,377 26,098 679,279
6 month
EURIBOR Semi-Annual 2.39% Annual 12/12/22
(a)
09/13/24 EUR 301,710 (2,904,571) — (2,904,571)
6 month
EURIBOR Semi-Annual 2.40% Annual 12/12/22
(a)
09/13/24 EUR 301,720 (2,843,758) — (2,843,758)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 2.72% Annual 12/12/22
(a)
09/13/24 EUR 298,840 $ (1,238,498) $ — $ (1,238,498)
1 day SONIA Annual 3.96% Annual N/A 09/13/24 GBP 91,575 (2,570,516) — (2,570,516)
4.23% Annual 1 day SOFR Annual 01/05/23
(a)
09/30/24 USD 410,267 — — —
4.11% Annual 1 day SOFR Annual N/A 09/30/24 USD 28,300 48,415 — 48,415
2.72% Annual 1 day SOFR Annual N/A 09/30/24 USD 111,230 3,146,889 — 3,146,889
4.27% Annual 1 day SOFR Annual 01/05/23
(a)
09/30/24 USD 410,267 — — —
3.51% Annual 1 day SOFR Annual N/A 10/20/24 USD 262,263 3,264,675 13,275 3,251,400
3.50% Annual 1 day SOFR Annual N/A 10/25/24 USD 521,289 6,611,282 103,038 6,508,244
3.22% Annual 1 day SOFR Annual 11/08/22
(a)
11/08/24 USD 6,305 122,592 — 122,592
3.48% Annual 1 day SOFR Annual N/A 11/26/24 USD 426,986 5,723,689 91,521 5,632,168
3.46% Annual 1 day SOFR Annual N/A 12/06/24 USD 560,589 7,813,120 286,641 7,526,479
3.57% Semi-Annual 1 day SORA Semi-Annual 12/21/22
(a)
12/21/24 SGD 151,400 169,765 — 169,765
3.06% Annual 1 day SOFR Annual 01/18/23
(a)
01/18/25 USD 48,791 1,072,315 — 1,072,315
3.10% Annual 1 day SOFR Annual 02/07/23
(a)
02/07/25 USD 55,090 1,152,537 — 1,152,537
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 278,159 11,503,265 — 11,503,265
3.24% Annual 1 day SOFR Annual 02/22/23
(a)
02/22/25 USD 28,000 500,288 — 500,288
1 day SOFR Annual 2.26% Annual N/A 02/28/25 USD 97,628 (3,582,903) 3,131,351 (6,714,254)
3.46% Annual 1 day SOFR Annual 03/02/23
(a)
03/02/25 USD 27,555 373,779 — 373,779
3.51% Annual 1 day SOFR Annual 03/09/23
(a)
03/09/25 USD 13,631 170,443 — 170,443
3.47% Annual 1 day SOFR Annual 03/14/23
(a)
03/14/25 USD 13,720 179,489 — 179,489
3.53% Annual 1 day SOFR Annual 03/14/23
(a)
03/14/25 USD 27,440 329,187 — 329,187
3.53% Annual 1 day SOFR Annual 03/14/23
(a)
03/14/25 USD 27,440 330,985 — 330,985
3.74% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/25 USD 27,450 223,319 — 223,319
3.66% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/25 USD 27,450 262,470 — 262,470
3.88% Annual 1 day SOFR Annual 03/17/23
(a)
03/17/25 USD 27,395 148,119 (4,160) 152,279
4.10% Annual 1 day SOFR Annual 03/23/23
(a)
03/23/25 USD 27,255 33,261 — 33,261
4.33% Annual 1 day SOFR Annual 03/27/23
(a)
03/27/25 USD 27,285 (86,260) — (86,260)
5.66% At Termination 1 day SONIA At Termination 03/27/24
(a)
03/27/25 GBP 415,830 (513,684) — (513,684)
1 day SOFR Annual 4.13% Annual 03/31/23
(a)
03/31/25 USD 26,860 (11,010) — (11,010)
2.87% Annual 1 day SOFR Annual 04/18/23
(a)
04/18/25 USD 58,580 1,385,375 — 1,385,375
3.15% Annual 1 day SOFR Annual 04/25/23
(a)
04/25/25 USD 24,925 449,356 — 449,356
2.79% Annual 1 day SOFR Annual N/A 04/26/25 USD 455,000 12,171,731 — 12,171,731
2.80% Annual 1 day SOFR Annual N/A 05/11/25 USD 145,000 4,034,131 — 4,034,131
2.60% Annual 1 day SOFR Annual N/A 05/16/25 USD 150,000 5,073,198 — 5,073,198
1 day SOFR Annual 0.10% Annual N/A 06/02/25 USD 12,354 (1,312,338) (506,965) (805,373)
1 day SOFR Annual 2.49% Annual 07/10/23
(a)
07/10/25 USD 40,681 (1,154,425) — (1,154,425)
3.09% Annual 1 day SOFR Annual 08/28/23
(a)
08/28/25 USD 17,130 275,839 — 275,839
3.11% Annual 1 day SOFR Annual 08/28/23
(a)
08/28/25 USD 152,500 2,399,551 — 2,399,551
3.02% Annual
6 month
EURIBOR Semi-Annual 09/26/23
(a)
09/26/25 EUR 13,555 22,823 — 22,823
4.19% Annual 1 day SOFR Annual N/A 09/28/25 USD 292,000 (1,322,345) — (1,322,345)
0.85% Annual
6 month
EURIBOR Semi-Annual 02/12/24
(a)
02/12/26 EUR 197,460 8,002,621 — 8,002,621
1.28% At Termination 1 day SOFR At Termination 02/25/25
(a)
02/25/26 USD 46,640 941,380 652,988 288,392
0.64% Annual
6 month
EURIBOR Semi-Annual 03/04/24
(a)
03/04/26 EUR 202,900 8,971,397 — 8,971,397
1.45% At Termination 1 day SOFR At Termination 03/06/25
(a)
03/06/26 USD 36,070 670,244 445,926 224,318
1.79% Annual
6 month
EURIBOR Semi-Annual 05/07/24
(a)
05/07/26 EUR 27,235 626,450 — 626,450
3.15% Annual 1 day SOFR Annual N/A 05/27/26 USD 533,651 13,941,214 659,883 13,281,331
2.12% Annual
6 month
EURIBOR Semi-Annual 06/11/24
(a)
06/11/26 EUR 12,218 206,042 — 206,042
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 454,769 — 454,769
2.12% Annual
6 month
EURIBOR Semi-Annual 08/27/24
(a)
08/27/26 EUR 13,745 229,941 — 229,941
2.16% Annual
6 month
EURIBOR Semi-Annual 08/27/24
(a)
08/27/26 EUR 13,720 218,156 — 218,156
2.32% Annual
6 month
EURIBOR Semi-Annual 09/03/24
(a)
09/03/26 EUR 27,325 359,792 — 359,792

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.32% Annual
6 month
EURIBOR Semi-Annual 09/05/24
(a)
09/05/26 EUR 12,790 $ 168,490 $ — $ 168,490
2.98% Annual 1 day SOFR Annual 09/10/24
(a)
09/10/26 USD 13,454 145,526 — 145,526
3.10% Annual 1 day SOFR Annual 09/17/24
(a)
09/17/26 USD 28,875 254,069 — 254,069
3.03% Annual 1 day SOFR Annual 09/17/24
(a)
09/17/26 USD 28,830 286,061 — 286,061
3.27% Annual 1 day SOFR Annual 09/24/24
(a)
09/24/26 USD 28,840 163,698 — 163,698
3.14% Annual
6 month
EURIBOR Semi-Annual 09/30/24
(a)
09/30/26 EUR 14,126 (22,389) — (22,389)
3.75% Annual 1 day SOFR Annual 10/01/24
(a)
10/01/26 USD 28,745 (80,576) — (80,576)
1 day SOFR Annual 1.19% Annual N/A 01/20/27 USD 11,839 (1,243,594) (257,389) (986,205)
1 day SOFR Annual 1.56% Annual N/A 03/07/27 USD 495,886 (45,458,874) — (45,458,874)
1 day SOFR Annual 1.74% Annual N/A 03/14/27 USD 22,380 (1,875,760) — (1,875,760)
1 day ESTR At Termination 0.93% At Termination 04/07/26
(a)
04/07/27 EUR 523,150 (8,559,026) (731,493) (7,827,533)
1 day ESTR At Termination 0.94% At Termination 04/07/26
(a)
04/07/27 EUR 139,800 (2,272,408) (15,967) (2,256,441)
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (4,791,344) — (4,791,344)
1 day ESTR At Termination 1.37% At Termination 04/23/26
(a)
04/23/27 EUR 240,530 (3,001,094) 2,393 (3,003,487)
1 day ESTR At Termination 1.67% At Termination 05/12/26
(a)
05/12/27 EUR 421,080 (4,139,983) (55,793) (4,084,190)
1 day SOFR Annual 1.09% Annual N/A 07/08/27 USD 41,490 (5,035,863) (3,260,993) (1,774,870)
1 day SOFR Annual 1.22% Annual N/A 08/01/27 USD 34,350 (3,993,955) (2,556,405) (1,437,550)
1 day SOFR Annual 1.23% Annual N/A 08/01/27 USD 34,340 (3,977,194) (2,540,255) (1,436,939)
1 day SOFR Annual 1.99% Annual N/A 09/19/27 USD 11,965 (990,020) — (990,020)
1 day SOFR Annual 2.00% Annual N/A 09/19/27 USD 11,965 (983,801) — (983,801)
1 day SOFR Annual 2.01% Annual N/A 09/19/27 USD 11,965 (977,582) — (977,582)
6.87% Annual 6 month WIBOR Semi-Annual N/A 09/29/27 PLN 50,298 65,096 — 65,096
6.99% Annual 6 month WIBOR Semi-Annual N/A 09/30/27 PLN 73,000 35,161 — 35,161
2.57% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
10/15/27 EUR 7,272 147,647 — 147,647
2.59% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
10/15/27 EUR 7,026 137,113 — 137,113
1 day SOFR Annual 2.95% Annual 11/08/22
(a)
11/08/27 USD 30,230 (1,192,280) — (1,192,280)
7.15% Annual 6 month WIBOR Semi-Annual 12/21/22
(a)
12/21/27 PLN 101,000 (109,585) — (109,585)
1 day SOFR Annual 2.73% Annual 04/20/23
(a)
04/20/28 USD 390 (17,535) — (17,535)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 1,271,764 — 1,271,764
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 457,019 — 457,019
2.92% Annual 1 day SOFR Annual N/A 02/16/29 USD 180,919 8,102,258 566,476 7,535,782
2.70% Annual 1 day SOFR Annual 06/04/24
(a)
06/04/29 USD 4,201 143,904 — 143,904
2.96% Annual 1 day SOFR Annual 12/30/22
(a)
06/30/29 USD 73,005 3,091,603 (433,749) 3,525,352
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 15,120 2,678,234 2,124 2,676,110
1.06% Annual 1 day SOFR Annual N/A 08/27/30 USD 18,509 3,277,564 2,246,418 1,031,146
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (11,134,145) — (11,134,145)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 10,964,926 — 10,964,926
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (8,818,335) — (8,818,335)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 8,624,103 — 8,624,103
6 month
EURIBOR Semi-Annual 0.61% Annual N/A 02/15/31 EUR 20,350 (3,451,179) — (3,451,179)
6 month
EURIBOR Semi-Annual 0.79% Annual N/A 02/15/31 EUR 48,025 (7,487,776) — (7,487,776)
6 month
EURIBOR Semi-Annual 1.24% Annual N/A 02/15/31 EUR 37,870 (4,682,089) — (4,682,089)
6 month
EURIBOR Semi-Annual 1.47% Annual N/A 02/15/31 EUR 44,430 (4,744,261) (7,682) (4,736,579)
6 month
EURIBOR Semi-Annual 1.70% Annual N/A 02/15/31 EUR 188,850 (16,828,239) — (16,828,239)
6 month
EURIBOR Semi-Annual 1.90% Annual N/A 02/15/31 EUR 36,190 (2,663,554) — (2,663,554)
2.53% Annual 1 day SOFR Annual N/A 03/10/31 USD 57,190 4,272,389 1,113,962 3,158,427
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 08/15/31 EUR 39,560 (4,370,161) (27,566) (4,342,595)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.61% Annual N/A 08/15/31 EUR 8,309 $ (889,833) $ — $ (889,833)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 08/15/31 EUR 61,014 (6,361,794) (1,975,807) (4,385,987)
6 month
EURIBOR Semi-Annual 1.71% Annual N/A 08/15/31 EUR 4,152 (413,229) — (413,229)
6 month
EURIBOR Semi-Annual 1.72% Annual N/A 08/15/31 EUR 4,152 (409,388) — (409,388)
6 month
EURIBOR Semi-Annual 1.73% Annual N/A 08/15/31 EUR 4,157 (406,882) — (406,882)
6 month
EURIBOR Semi-Annual 1.75% Annual N/A 08/15/31 EUR 4,152 (402,222) 692 (402,914)
6 month
EURIBOR Semi-Annual 1.86% Annual N/A 08/15/31 EUR 27,914 (2,457,322) 8,538 (2,465,860)
6 month
EURIBOR Semi-Annual 1.93% Annual N/A 08/15/31 EUR 36,160 (2,995,682) — (2,995,682)
6 month
EURIBOR Semi-Annual 2.01% Annual N/A 08/15/31 EUR 8,292 (635,833) — (635,833)
6 month
EURIBOR Semi-Annual 2.07% Annual N/A 08/15/31 EUR 8,292 (593,463) — (593,463)
6 month
EURIBOR Semi-Annual 2.09% Annual N/A 08/15/31 EUR 8,309 (582,997) — (582,997)
6 month
EURIBOR Semi-Annual 2.12% Annual N/A 08/15/31 EUR 4,152 (281,937) — (281,937)
6 month
EURIBOR Semi-Annual 2.22% Annual N/A 08/15/31 EUR 4,152 (251,882) — (251,882)
6 month
EURIBOR Semi-Annual 2.23% Annual N/A 08/15/31 EUR 4,157 (247,731) (633) (247,098)
6 month
EURIBOR Semi-Annual 2.36% Annual N/A 08/15/31 EUR 36,170 (1,800,019) — (1,800,019)
6 month
EURIBOR Semi-Annual 2.37% Annual N/A 08/15/31 EUR 4,152 (202,811) (6,738) (196,073)
6 month
EURIBOR Semi-Annual 2.40% Annual 12/12/22
(a)
08/15/31 EUR 4,152 (209,494) — (209,494)
6 month
EURIBOR Semi-Annual 2.41% Annual N/A 08/15/31 EUR 4,152 (188,653) — (188,653)
6 month
EURIBOR Semi-Annual 2.50% Annual N/A 08/15/31 EUR 4,152 (161,492) — (161,492)
6 month
EURIBOR Semi-Annual 2.53% Annual 12/12/22
(a)
08/15/31 EUR 39,273 (1,599,833) — (1,599,833)
2.38% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 4,144 214,111 34,412 179,699
2.45% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 4,157 194,659 4,557 190,102
3.26% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 4,879 (68,399) — (68,399)
3.16% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 9,630 (61,170) — (61,170)
2.52% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 4,144 172,317 — 172,317
2.64% Annual
6 month
EURIBOR Semi-Annual N/A 08/15/31 EUR 4,152 116,648 — 116,648
3.22% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 4,879 (53,327) — (53,327)
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 35,996,871 — 35,996,871
1.17% Annual 1 day SOFR Annual N/A 09/21/31 USD 16,310 3,009,308 2,085,995 923,313
1.14% Annual 1 day SOFR Annual N/A 09/27/31 USD 24,090 4,494,358 — 4,494,358
1 day SOFR Annual 2.85% Annual N/A 10/14/31 USD 206,828 (11,643,197) (1,547,372) (10,095,825)
1 day SOFR Annual 2.86% Annual N/A 11/19/31 USD 263,102 (14,664,036) (1,755,405) (12,908,631)
1 day SOFR Annual 2.85% Annual N/A 01/28/32 USD 489,901 (27,925,654) (3,673,374) (24,252,280)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.79% Annual 1 day SOFR Annual N/A 02/10/32 USD 22,570 $ 3,083,838 $ — $ 3,083,838
0.84% Annual
6 month
EURIBOR Semi-Annual N/A 02/16/32 EUR 4,920 835,285 — 835,285
0.86% Annual
6 month
EURIBOR Semi-Annual N/A 03/01/32 EUR 2,500 426,583 — 426,583
1.71% Annual 1 day SOFR Annual N/A 03/07/32 USD 15,880 2,310,550 — 2,310,550
1.61% Annual 1 day SOFR Annual N/A 03/09/32 USD 15,846 2,442,913 — 2,442,913
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 27,804 4,146,911 — 4,146,911
1.73% Annual 1 day SOFR Annual N/A 03/11/32 USD 13,760 1,979,732 — 1,979,732
0.90% Annual
6 month
EURIBOR Semi-Annual N/A 03/14/32 EUR 2,810 473,391 — 473,391
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 19,128 2,372,638 — 2,372,638
1.02% Annual
6 month
EURIBOR Semi-Annual N/A 03/16/32 EUR 2,530 400,774 — 400,774
1.04% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/32 EUR 2,540 398,570 — 398,570
2.01% Annual 1 day SOFR Annual N/A 03/18/32 USD 16,102 1,951,828 — 1,951,828
2.13% Annual 1 day SOFR Annual N/A 03/23/32 USD 32,147 3,559,089 — 3,559,089
2.16% Annual 1 day SOFR Annual N/A 03/23/32 USD 19,114 2,082,992 — 2,082,992
2.29% Annual 1 day SOFR Annual N/A 03/29/32 USD 22,792 2,225,222 — 2,225,222
1.13% Annual
6 month
EURIBOR Semi-Annual N/A 03/29/32 EUR 6,530 988,352 — 988,352
2.34% Annual 1 day SOFR Annual N/A 04/07/32 USD 19,316 1,823,774 — 1,823,774
2.45% Annual 1 day SOFR Annual N/A 04/08/32 USD 34,760 2,965,283 — 2,965,283
2.38% Annual 1 day SOFR Annual N/A 04/08/32 USD 43,962 4,005,237 — 4,005,237
2.40% Annual 1 day SOFR Annual N/A 04/08/32 USD 15,920 1,422,108 — 1,422,108
2.44% Annual 1 day SOFR Annual N/A 04/08/32 USD 19,346 1,669,190 — 1,669,190
1.34% Annual
6 month
EURIBOR Semi-Annual N/A 04/08/32 EUR 2,570 337,671 — 337,671
2.44% Annual 1 day SOFR Annual N/A 04/11/32 USD 19,353 1,670,302 — 1,670,302
2.58% Annual 1 day SOFR Annual N/A 04/13/32 USD 19,633 1,464,632 — 1,464,632
2.61% Annual 1 day SOFR Annual N/A 04/19/32 USD 23,330 1,684,107 — 1,684,107
2.64% Annual 1 day SOFR Annual N/A 04/20/32 USD 16,795 1,170,527 — 1,170,527
2.75% Annual 1 day SOFR Annual N/A 04/21/32 USD 20,014 1,221,151 — 1,221,151
2.68% Annual 1 day SOFR Annual N/A 04/21/32 USD 16,805 1,122,821 — 1,122,821
1.64% Annual
6 month
EURIBOR Semi-Annual N/A 04/21/32 EUR 2,630 278,923 — 278,923
2.66% Annual 1 day SOFR Annual N/A 04/25/32 USD 18,125 1,243,169 — 1,243,169
2.72% Annual 1 day SOFR Annual N/A 04/25/32 USD 15,460 981,579 — 981,579
1 day SOFR Annual 2.53% Annual N/A 04/28/32 USD 33,267 (2,655,249) — (2,655,249)
2.74% Annual 1 day SOFR Annual N/A 05/03/32 USD 13,329 833,690 — 833,690
0.51% Annual 1 day SOFR Annual N/A 05/04/32 USD 95,540 24,017,274 18,280,272 5,737,002
2.87% Annual 1 day SOFR Annual N/A 05/09/32 USD 33,506 1,754,902 — 1,754,902
1 day SOFR Annual 2.87% Annual 12/30/22
(a)
05/15/32 USD 58,175 (3,184,822) 175,358 (3,360,180)
1 day SOFR Annual 2.67% Annual N/A 05/16/32 USD 26,989 (1,869,870) — (1,869,870)
2.65% Annual 1 day SOFR Annual N/A 05/23/32 USD 23,450 1,676,524 — 1,676,524
2.60% Annual 1 day SOFR Annual N/A 05/26/32 USD 53,426 4,054,552 — 4,054,552
1 day SOFR Annual 2.54% Annual N/A 05/27/32 USD 30,006 (2,420,703) — (2,420,703)
2.73% Annual 1 day SOFR Annual N/A 06/03/32 USD 23,293 1,522,325 — 1,522,325
2.86% Annual 1 day SOFR Annual N/A 06/08/32 USD 30,004 1,641,448 — 1,641,448
2.79% Annual 1 day SOFR Annual N/A 06/09/32 USD 26,974 1,639,770 — 1,639,770
1 day SOFR Annual 2.78% Annual N/A 06/09/32 USD 103,687 (6,390,338) — (6,390,338)
2.85% Annual 1 day SOFR Annual N/A 06/13/32 USD 27,044 1,520,412 — 1,520,412
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 23,675 1,105,465 — 1,105,465
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 23,675 1,116,417 — 1,116,417
3.17% Annual 1 day SOFR Annual N/A 06/15/32 USD 16,901 496,114 — 496,114
3.09% Annual 1 day SOFR Annual N/A 06/17/32 USD 67,997 2,458,536 — 2,458,536
1 day SOFR Annual 3.00% Annual N/A 06/21/32 USD 34,440 (1,519,627) — (1,519,627)
1 day SOFR Annual 2.78% Annual N/A 07/05/32 USD 33,944 (2,134,065) — (2,134,065)
1 day SOFR Annual 2.83% Annual N/A 07/05/32 USD 28,286 (1,665,596) — (1,665,596)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 2.71% Annual N/A 07/06/32 USD 27,258 $ (1,883,908) $ — $ (1,883,908)
1 day SOFR Annual 2.62% Annual N/A 07/07/32 USD 18,645 (1,427,934) — (1,427,934)
1 day SOFR Annual 2.68% Annual N/A 07/08/32 USD 13,518 (963,832) — (963,832)
2.90% Annual 1 day SOFR Annual N/A 07/12/32 USD 16,035 852,802 — 852,802
2.81% Annual 1 day SOFR Annual 07/13/27
(a)
07/13/32 USD 65,490 1,131,604 — 1,131,604
1 day ESTR Annual 2.05% Annual 07/13/27
(a)
07/13/32 EUR 33,610 (1,206,055) — (1,206,055)
1 day ESTR Annual 2.11% Annual 07/13/27
(a)
07/13/32 EUR 59,150 (1,970,476) — (1,970,476)
6 month
EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 41,846 (1,242,876) — (1,242,876)
1 day SOFR Annual 2.60% Annual N/A 07/26/32 USD 33,883 (2,685,804) — (2,685,804)
1 day ESTR Annual 1.80% Annual 07/28/27
(a)
07/28/32 EUR 39,850 (1,830,063) — (1,830,063)
1 day SOFR Annual 2.54% Annual N/A 08/10/32 USD 88,737 (7,480,871) — (7,480,871)
2.42% Annual 1 day SOFR Annual 08/11/27
(a)
08/11/32 USD 51,650 1,669,144 — 1,669,144
1 day ESTR Annual 1.75% Annual 08/11/27
(a)
08/11/32 EUR 40,730 (1,957,044) — (1,957,044)
2.66% Annual 1 day SOFR Annual N/A 08/19/32 USD 12,445 928,228 — 928,228
2.65% Annual 1 day SOFR Annual N/A 08/19/32 USD 9,150 687,437 — 687,437
3 month BA Semi-Annual 3.42% Semi-Annual N/A 08/22/32 CAD 12,540 (197,245) — (197,245)
2.76% Annual 1 day SOFR Annual N/A 08/23/32 USD 33,883 2,256,862 — 2,256,862
3 month BA Semi-Annual 3.46% Semi-Annual N/A 08/23/32 CAD 6,315 (83,063) — (83,063)
2.82% Annual 1 day SOFR Annual N/A 08/24/32 USD 6,200 381,259 — 381,259
2.82% Annual 1 day SOFR Annual N/A 08/24/32 USD 1,380 84,715 — 84,715
2.86% Annual 1 day SOFR Annual N/A 08/25/32 USD 6,205 358,132 — 358,132
1 day SOFR Annual 2.68% Annual 08/25/27
(a)
08/25/32 USD 22,352 (497,246) — (497,246)
3 month BA Semi-Annual 3.56% Semi-Annual N/A 08/29/32 CAD 12,380 (90,025) — (90,025)
2.91% Annual 1 day SOFR Annual N/A 08/31/32 USD 6,505 349,126 — 349,126
3 month BA Semi-Annual 3.59% Semi-Annual N/A 08/31/32 CAD 12,585 (72,413) — (72,413)
2.94% Annual 1 day SOFR Annual N/A 09/01/32 USD 6,223 318,062 — 318,062
2.95% Annual 1 day SOFR Annual N/A 09/01/32 USD 6,210 313,796 — 313,796
2.93% Annual 1 day SOFR Annual N/A 09/01/32 USD 33,196 1,746,660 — 1,746,660
1 day SOFR Annual 2.93% Annual N/A 09/01/32 USD 201,230 (10,504,186) — (10,504,186)
2.99% Annual 1 day SOFR Annual N/A 09/02/32 USD 34,017 1,610,307 — 1,610,307
2.93% Annual 1 day SOFR Annual N/A 09/02/32 USD 34,017 1,766,666 — 1,766,666
3.01% Annual 1 day SOFR Annual N/A 09/06/32 USD 6,200 284,323 — 284,323
3.02% Annual 1 day SOFR Annual N/A 09/06/32 USD 12,760 570,248 — 570,248
3.07% Annual 1 day SOFR Annual N/A 09/06/32 USD 11,625 473,452 — 473,452
3.06% Annual 1 day SOFR Annual N/A 09/07/32 USD 6,215 256,602 — 256,602
3.13% Annual 1 day SOFR Annual N/A 09/08/32 USD 6,208 219,689 — 219,689
3.15% Annual 1 day SOFR Annual N/A 09/08/32 USD 6,205 212,096 — 212,096
3.13% Annual 1 day SOFR Annual N/A 09/08/32 USD 6,208 219,948 — 219,948
3.08% Annual 1 day SOFR Annual N/A 09/09/32 USD 20,617 826,386 — 826,386
3.13% Annual 1 day SOFR Annual N/A 09/09/32 USD 6,225 224,632 — 224,632
3.09% Annual 1 day SOFR Annual N/A 09/12/32 USD 6,210 241,912 — 241,912
3.16% Annual 1 day SOFR Annual N/A 09/14/32 USD 6,225 209,849 — 209,849
3.21% Annual 1 day SOFR Annual N/A 09/15/32 USD 6,243 180,664 — 180,664
3.21% Annual 1 day SOFR Annual N/A 09/15/32 USD 6,243 183,525 — 183,525
3.23% Annual 1 day SOFR Annual N/A 09/15/32 USD 6,243 173,119 — 173,119
9.25% Monthly 28 day MXIBTIIE Monthly N/A 09/17/32 MXN 1,000,000 (177,419) — (177,419)
3.25% Annual 1 day SOFR Annual N/A 09/19/32 USD 7,780 203,635 — 203,635
3.23% Annual 1 day SOFR Annual N/A 09/19/32 USD 6,225 170,197 — 170,197
3.34% Annual 1 day SOFR Annual N/A 09/22/32 USD 6,218 116,904 — 116,904
3.34% Annual 1 day SOFR Annual N/A 09/22/32 USD 6,220 116,920 — 116,920
3.39% Annual 1 day SOFR Annual N/A 09/23/32 USD 6,230 87,620 — 87,620
1 day SOFR Annual 3.30% Annual N/A 09/23/32 USD 6,230 (135,097) — (135,097)
1 day SOFR Annual 3.32% Annual N/A 09/23/32 USD 6,230 (127,314) — (127,314)
3.43% Annual 1 day SOFR Annual N/A 09/26/32 USD 3,106 34,818 — 34,818
3.42% Annual 1 day SOFR Annual N/A 09/26/32 USD 6,215 71,734 — 71,734
3.44% Annual 1 day SOFR Annual N/A 09/26/32 USD 3,106 32,102 — 32,102
3.35% Annual 1 day SOFR Annual N/A 09/26/32 USD 12,428 218,473 — 218,473
3.47% Annual 1 day SOFR Annual N/A 09/26/32 USD 6,215 47,409 — 47,409

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.58% Annual 1 day SOFR Annual N/A 09/27/32 USD 7,100 $ (11,673) $ — $ (11,673)
3.55% Annual 1 day SOFR Annual N/A 09/27/32 USD 12,480 14,807 — 14,807
3.63% Annual 1 day SOFR Annual N/A 09/28/32 USD 6,280 (36,673) — (36,673)
3.65% Annual 1 day SOFR Annual N/A 09/28/32 USD 3,110 (22,446) — (22,446)
3.53% Annual 1 day SOFR Annual N/A 09/28/32 USD 6,215 17,180 — 17,180
3.62% Annual 1 day SOFR Annual N/A 09/28/32 USD 6,215 (26,991) — (26,991)
3.69% Annual 1 day SOFR Annual N/A 09/29/32 USD 9,325 (99,231) — (99,231)
3.69% Annual 1 day SOFR Annual N/A 09/29/32 USD 2,830 (29,573) — (29,573)
3.71% Annual 1 day SOFR Annual N/A 09/29/32 USD 3,108 (39,069) — (39,069)
1 day ESTR Annual 2.70% Annual 09/29/27
(a)
09/29/32 EUR 255,160 (2,623,493) — (2,623,493)
3.66% Annual 1 day SOFR Annual N/A 09/30/32 USD 6,210 (51,138) — (51,138)
3.47% Annual 1 day SOFR Annual N/A 09/30/32 USD 28,300 223,221 — 223,221
1 day SOFR Annual 3.50% Annual N/A 09/30/32 USD 6,210 (33,880) — (33,880)
1 day SOFR Annual 3.54% Annual N/A 09/30/32 USD 5,753 (12,326) — (12,326)
1 day SOFR Annual 3.56% Annual N/A 09/30/32 USD 3,725 (739) — (739)
1 day SOFR Annual 3.58% Annual N/A 09/30/32 USD 6,210 8,267 — 8,267
1 day SOFR Annual 3.59% Annual N/A 09/30/32 USD 6,210 15,952 — 15,952
3.56% Annual 1 day SOFR Annual 10/03/22
(a)
10/03/32 USD 42,451 17,126 — 17,126
1 day SOFR Annual 2.57% Annual 10/03/22
(a)
10/03/32 USD 41,380 (3,422,520) — (3,422,520)
3.23% Annual 1 day SOFR Annual 10/04/27
(a)
10/04/32 USD 104,360 — — —
3.23% Annual 1 day SOFR Annual 10/04/27
(a)
10/04/32 USD 52,230 58,937 — 58,937
1 day ESTR Annual 2.95% Annual 10/04/27
(a)
10/04/32 EUR 106,400 — — —
1 day ESTR Annual 2.95% Annual 10/04/27
(a)
10/04/32 EUR 152,800 — — —
1 day ESTR Annual 2.97% Annual 10/04/27
(a)
10/04/32 EUR 42,040 — — —
1 day ESTR Annual 3.03% Annual 10/04/27
(a)
10/04/32 EUR 51,510 157,568 — 157,568
1 day SOFR 0 3.47% 0 N/A 10/04/32 USD 223,490 — — —
1 day SOFR Annual 3.48% Annual 10/04/22
(a)
10/04/32 USD 21,359 — — —
1 day SOFR Annual 3.48% Annual 10/04/22
(a)
10/04/32 USD 6,155 — — —
1 day SOFR Annual 2.49% Annual 10/11/22
(a)
10/11/32 USD 1,645 (146,997) — (146,997)
1 day SORA Semi-Annual 3.10% Semi-Annual 12/21/22
(a)
12/21/32 SGD 34,005 (399,118) — (399,118)
1.75% Annual 1 day SOFR Annual 02/06/23
(a)
02/06/33 USD 54,102 8,012,046 — 8,012,046
6 month
EURIBOR Semi-Annual 1.91% Annual 05/17/23
(a)
05/17/33 EUR 49,554 (5,144,241) — (5,144,241)
2.85% Annual 1 day SOFR Annual 05/07/24
(a)
05/07/34 USD 13,044 562,262 — 562,262
2.62% Annual 1 day SOFR Annual 05/29/24
(a)
05/29/34 USD 24,950 1,523,967 — 1,523,967
2.62% Annual 1 day SOFR Annual 05/30/24
(a)
05/30/34 USD 37,000 2,244,019 — 2,244,019
3.34% Annual 1 day SOFR Annual 06/11/24
(a)
06/11/34 USD 5,900 22,686 — 22,686
3.38% Annual 1 day SOFR Annual 06/12/24
(a)
06/12/34 USD 1,750 1,200 — 1,200
1.39% Annual 1 day SOFR Annual 08/22/24
(a)
08/22/34 USD 35,500 5,509,149 4,087,027 1,422,122
1 day SOFR Annual 3.10% Annual 09/24/24
(a)
09/24/34 USD 6,510 (135,496) — (135,496)
1 day SOFR Annual 3.48% Annual 10/01/24
(a)
10/01/34 USD 6,510 56,451 — 56,451
1.65% Annual 1 day SOFR Annual 10/21/24
(a)
10/21/34 USD 27,830 3,715,424 2,586,352 1,129,072
1.74% Annual 1 day SOFR Annual 11/07/24
(a)
11/07/34 USD 38,880 4,896,343 3,315,403 1,580,940
1.85% Annual 1 day SOFR Annual 11/12/24
(a)
11/12/34 USD 39,690 4,648,675 3,019,906 1,628,769
1 day SOFR Annual 1.67% Annual 07/27/26
(a)
07/27/36 USD 19,580 (2,354,663) (1,659,055) (695,608)
1 day SOFR Annual 1.85% Annual 02/01/27
(a)
02/01/37 USD 140,000 (14,675,904) — (14,675,904)
1 day SOFR Annual 2.99% Annual 05/17/32
(a)
05/17/37 USD 8,664 (95,626) — (95,626)
1 day SOFR Annual 3.01% Annual 05/17/32
(a)
05/17/37 USD 23,143 (243,303) — (243,303)
1 day SOFR Annual 2.82% Annual 05/21/32
(a)
05/21/37 USD 4,375 (71,850) — (71,850)
6 month
EURIBOR Semi-Annual 2.15% Annual 05/26/32
(a)
05/26/37 EUR 7,498 (240,770) — (240,770)
6 month
EURIBOR Semi-Annual 2.20% Annual 05/26/32
(a)
05/26/37 EUR 7,498 (228,861) — (228,861)
6 month
EURIBOR Semi-Annual 2.22% Annual 05/26/32
(a)
05/26/37 EUR 7,498 (222,842) — (222,842)
6 month
EURIBOR Semi-Annual 2.32% Annual 05/26/32
(a)
05/26/37 EUR 7,498 (196,974) — (196,974)
6 month
EURIBOR Semi-Annual 2.52% Annual 05/26/32
(a)
05/26/37 EUR 14,580 (284,421) — (284,421)
1 day SOFR Annual 3.07% Annual 06/02/32
(a)
06/02/37 USD 7,917 (66,720) — (66,720)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.00% Annual 06/09/32
(a)
06/09/37 USD 15,834 $ (169,469) $ — $ (169,469)
1 day SOFR Annual 3.03% Annual 06/09/32
(a)
06/09/37 USD 15,834 (153,962) — (153,962)
1 day SOFR Annual 3.05% Annual 06/09/32
(a)
06/09/37 USD 15,834 (141,816) — (141,816)
6 month
EURIBOR Semi-Annual 2.55% Annual 06/11/32
(a)
06/11/37 EUR 7,290 (134,772) — (134,772)
1 day SOFR Annual 3.12% Annual 06/15/32
(a)
06/15/37 USD 7,917 (52,624) — (52,624)
1 day SOFR Annual 3.15% Annual 06/15/32
(a)
06/15/37 USD 7,917 (44,487) — (44,487)
6 month
EURIBOR Semi-Annual 2.81% Annual 06/28/32
(a)
06/28/37 EUR 7,290 (67,067) — (67,067)
6 month
EURIBOR Semi-Annual 2.91% Annual 06/28/32
(a)
06/28/37 EUR 7,290 (42,117) — (42,117)
6 month
EURIBOR Semi-Annual 2.63% Annual 07/13/32
(a)
07/13/37 EUR 1,738 (26,232) — (26,232)
6 month
EURIBOR Semi-Annual 2.55% Annual 07/20/32
(a)
07/20/37 EUR 7,290 (130,922) — (130,922)
6 month
EURIBOR Semi-Annual 2.22% Annual 08/13/32
(a)
08/13/37 EUR 18,000 (515,381) — (515,381)
1 day SOFR Annual 2.96% Annual 08/24/32
(a)
08/24/37 USD 22,266 (261,745) — (261,745)
1 day SOFR Annual 3.02% Annual 08/25/32
(a)
08/25/37 USD 22,734 (222,595) — (222,595)
1 day SOFR Annual 3.12% Annual 08/26/32
(a)
08/26/37 USD 16,875 (113,225) — (113,225)
1 day SOFR Annual 3.05% Annual 08/27/32
(a)
08/27/37 USD 11,250 (98,796) — (98,796)
6 month
EURIBOR Semi-Annual 2.76% Annual 09/06/32
(a)
09/06/37 EUR 9,000 (90,906) — (90,906)
1.88% Annual 1 day SOFR Annual 11/15/29
(a)
11/15/39 USD 16,328 1,454,729 1,006,768 447,961
0.71% Annual 1 day SOFR Annual N/A 08/17/40 USD 16,780 6,060,188 4,819,075 1,241,113
2.93% Annual 1 day SOFR Annual N/A 11/26/41 USD 32,045 2,074,571 (44,106) 2,118,677
3.14% Annual 1 day SOFR Annual 12/30/22
(a)
02/15/48 USD 9,413 — — —
3.00% Annual 1 day SOFR Annual 12/30/22
(a)
02/15/48 USD 9,325 299,149 — 299,149
2.12% Annual 1 day SOFR Annual 07/05/39
(a)
07/05/49 USD 16,420 222,915 43,712 179,203
1.45% Annual 1 day SOFR Annual 08/16/39
(a)
08/16/49 USD 15,620 724,156 615,245 108,911
1.41% Annual 1 day SOFR Annual 08/17/39
(a)
08/17/49 USD 12,080 585,459 504,196 81,263
1 day SOFR Annual 1.57% Annual N/A 02/10/50 USD 14,560 (4,086,046) (2,823,378) (1,262,668)
1 day SOFR Annual 0.76% Annual N/A 08/17/50 USD 11,750 (5,040,307) (4,134,996) (905,311)
2.81% Annual 1 day SOFR Annual N/A 01/25/51 USD 62,463 3,434,036 (895,681) 4,329,717
2.81% Annual 1 day SOFR Annual N/A 01/28/51 USD 111,429 6,120,556 (1,604,781) 7,725,337
2.80% Annual 1 day SOFR Annual N/A 02/01/51 USD 65,177 3,698,309 (813,913) 4,512,222
2.80% Annual 1 day SOFR Annual N/A 02/04/51 USD 37,194 2,108,721 (466,765) 2,575,486
2.80% Annual 1 day SOFR Annual N/A 02/05/51 USD 38,392 2,176,606 (481,759) 2,658,365
1 day SOFR Annual 1.61% Annual N/A 02/19/51 USD 392 (107,723) (73,234) (34,489)
2.80% Annual 1 day SOFR Annual N/A 02/22/51 USD 15,576 877,961 (824,362) 1,702,323
2.80% Annual 1 day SOFR Annual N/A 05/27/51 USD 62,621 3,474,427 (3,389,764) 6,864,191
2.80% Annual 1 day SOFR Annual N/A 06/07/51 USD 19,517 1,081,540 (1,058,347) 2,139,887
2.79% Annual 1 day SOFR Annual N/A 01/21/52 USD 153,727 8,451,509 (8,496,247) 16,947,756
0.77% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 2,835 61,401 — 61,401
0.71% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 2,835 70,630 — 70,630
0.74% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 2,835 66,091 — 66,091
0.65% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 1,420 39,962 — 39,962
0.73% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 2,835 67,702 — 67,702
1.90% Annual 1 day SOFR Annual 04/22/42
(a)
04/22/52 USD 3,780 45,756 624 45,132
0.86% Annual 1 day TONAR Annual N/A 04/25/52 JPY 43,943 19,934 — 19,934
1.85% Annual 1 day SOFR Annual 04/28/42
(a)
04/28/52 USD 3,780 54,410 (1,848) 56,258
1.90% Annual 1 day SOFR Annual 05/02/42
(a)
05/02/52 USD 3,785 45,447 (18) 45,465
1.92% Annual 1 day SOFR Annual 05/02/42
(a)
05/02/52 USD 3,785 42,604 — 42,604
0.85% Annual 1 day TONAR Annual N/A 05/09/52 JPY 43,943 20,601 — 20,601
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 43,943 20,321 — 20,321

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.73% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 8,550 $ 202,933 $ — $ 202,933
0.80% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 3,685 72,830 — 72,830
0.75% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 3,685 83,240 — 83,240
1.91% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 3,780 43,243 (1,603) 44,846
1 day SOFR Annual 2.01% Annual 05/16/42
(a)
05/16/52 USD 3,785 (25,491) — (25,491)
1.90% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 14,398 45,218 — 45,218
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 28,795 79,880 — 79,880
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 14,400 38,827 — 38,827
2.05% Annual 1 day SOFR Annual 05/19/42
(a)
05/19/52 USD 3,780 18,165 — 18,165
1.98% Annual 1 day SOFR Annual 05/19/42
(a)
05/19/52 USD 4,320 34,336 — 34,336
2.04% Annual 1 day SOFR Annual 05/20/42
(a)
05/20/52 USD 4,320 23,157 — 23,157
1.90% Annual 1 day SOFR Annual 05/21/47
(a)
05/21/52 USD 6,283 19,875 — 19,875
6 month
EURIBOR Semi-Annual 0.95% Annual 05/23/42
(a)
05/23/52 EUR 3,075 (35,750) (17,255) (18,495)
0.88% Annual 1 day TONAR Annual N/A 05/23/52 JPY 88,583 37,559 — 37,559
0.95% Annual
6 month
EURIBOR Semi-Annual 05/23/42
(a)
05/23/52 EUR 3,075 35,746 — 35,746
0.85% Annual 1 day TONAR Annual N/A 05/26/52 JPY 73,043 35,026 — 35,026
6 month
EURIBOR Semi-Annual 1.03% Annual 05/26/42
(a)
05/26/52 EUR 3,075 (23,032) — (23,032)
6 month
EURIBOR Semi-Annual 1.07% Annual 05/26/42
(a)
05/26/52 EUR 3,075 (15,496) — (15,496)
6 month
EURIBOR Semi-Annual 1.11% Annual 05/26/42
(a)
05/26/52 EUR 3,075 (8,942) — (8,942)
1.06% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 3,075 18,117 — 18,117
1.03% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 3,075 22,541 — 22,541
1.07% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 3,075 15,496 42,025 (26,529)
1.11% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 3,075 8,942 34,847 (25,905)
2.03% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 8,035 45,550 (2,362) 47,912
2.06% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 24,100 103,290 — 103,290
1.99% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 4,320 32,590 2,557 30,033
2.03% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 2,140 12,382 — 12,382
2.05% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 4,280 21,153 — 21,153
1.98% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 4,320 34,616 206 34,410
0.79% Annual 1 day TONAR Annual N/A 05/27/52 JPY 73,043 42,827 — 42,827
0.86% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 9,266 34,336 — 34,336
0.97% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 9,266 7,976 — 7,976
1.23% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 20,230 (117,220) — (117,220)
0.89% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 9,266 26,106 — 26,106
0.91% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 9,266 22,647 — 22,647
6 month
EURIBOR Semi-Annual 1.30% Annual 05/30/42
(a)
05/30/52 EUR 3,630 25,812 — 25,812
6 month
EURIBOR Semi-Annual 1.21% Annual 06/02/42
(a)
06/02/52 EUR 3,075 6,666 — 6,666
6 month
EURIBOR Semi-Annual 1.24% Annual 06/02/42
(a)
06/02/52 EUR 3,075 12,071 — 12,071
2.08% Annual 1 day SOFR Annual 06/03/42
(a)
06/03/52 USD 4,280 13,963 — 13,963
1.99% Annual 1 day SOFR Annual 06/04/47
(a)
06/04/52 USD 11,499 12,984 — 12,984
1 day SOFR Annual 2.15% Annual 06/06/42
(a)
06/06/52 USD 4,280 188 108 80

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.30% Annual 06/09/42
(a)
06/09/52 EUR 3,630 $ 26,093 $ (322) $ 26,415
6 month
EURIBOR Semi-Annual 1.63% Annual 06/09/42
(a)
06/09/52 EUR 3,835 94,962 (38) 95,000
1.36% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (34,109) — (34,109)
1.28% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,290 (20,057) — (20,057)
1.25% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (14,691) — (14,691)
1.38% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (37,608) 600 (38,208)
1.37% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (35,859) (1,422) (34,437)
1.50% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (58,601) (422) (58,179)
1.37% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,290 (35,857) — (35,857)
1.32% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,290 (27,941) — (27,941)
1.38% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (37,258) — (37,258)
1.35% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (32,622) — (32,622)
1.30% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (23,263) — (23,263)
1.32% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 6,570 (52,999) — (52,999)
1.96% Annual 1 day SOFR Annual 06/11/47
(a)
06/11/52 USD 22,997 40,358 — 40,358
2.00% Annual 1 day SOFR Annual 06/11/47
(a)
06/11/52 USD 22,997 22,500 — 22,500
1.95% Annual 1 day SOFR Annual 06/11/47
(a)
06/11/52 USD 22,997 46,991 — 46,991
1.26% Annual
6 month
EURIBOR Semi-Annual 06/11/47
(a)
06/11/52 EUR 9,725 (65,366) — (65,366)
1 day SOFR Annual 2.11% Annual 06/13/42
(a)
06/13/52 USD 4,275 (8,552) — (8,552)
1 day SOFR Annual 2.14% Annual 06/13/42
(a)
06/13/52 USD 4,275 (2,146) — (2,146)
1.91% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 4,440 49,811 — 49,811
2.05% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 4,340 19,731 — 19,731
1.98% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 4,440 34,842 — 34,842
2.04% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 2,220 11,600 — 11,600
1 day SOFR Annual 2.09% Annual 06/16/42
(a)
06/16/52 USD 4,440 (11,974) — (11,974)
1 day SOFR Annual 2.10% Annual 06/16/42
(a)
06/16/52 USD 4,440 (8,855) — (8,855)
1 day SOFR Annual 2.11% Annual 06/16/42
(a)
06/16/52 USD 4,440 (8,336) — (8,336)
1.96% Annual 1 day SOFR Annual 06/17/47
(a)
06/17/52 USD 11,264 18,968 — 18,968
1.96% Annual 1 day SOFR Annual 06/17/47
(a)
06/17/52 USD 11,264 19,717 — 19,717
0.99% Annual 1 day TONAR Annual N/A 06/17/52 JPY 115,221 27,544 — 27,544
1 day SOFR Annual 2.00% Annual 06/20/42
(a)
06/20/52 USD 4,440 (29,902) — (29,902)
1.44% Annual
6 month
EURIBOR Semi-Annual 06/23/42
(a)
06/23/52 EUR 3,285 (48,702) — (48,702)
1.20% Annual
6 month
EURIBOR Semi-Annual 06/26/47
(a)
06/26/52 EUR 9,711 (49,771) — (49,771)
1.21% Annual
6 month
EURIBOR Semi-Annual 06/26/47
(a)
06/26/52 EUR 9,713 (52,314) — (52,314)
1 day SOFR Annual 2.09% Annual 07/08/42
(a)
07/08/52 USD 4,440 (11,826) — (11,826)
1 day SOFR Annual 2.01% Annual 07/14/42
(a)
07/14/52 USD 4,440 (26,731) — (26,731)
1 day SOFR Annual 2.05% Annual 07/14/42
(a)
07/14/52 USD 4,440 (19,985) — (19,985)
6 month
EURIBOR Semi-Annual 1.15% Annual 07/15/42
(a)
07/15/52 EUR 3,835 (1,737) 4,924 (6,661)
6 month
EURIBOR Semi-Annual 1.15% Annual 07/15/42
(a)
07/15/52 EUR 3,835 (1,941) — (1,941)
6 month
EURIBOR Semi-Annual 1.17% Annual 07/15/42
(a)
07/15/52 EUR 3,835 2,443 — 2,443

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.29% Annual 07/15/42
(a)
07/15/52 EUR 3,835 $ 27,013 $ — $ 27,013
6 month
EURIBOR Semi-Annual 1.30% Annual 07/15/42
(a)
07/15/52 EUR 3,835 28,950 — 28,950
1 day SOFR Annual 2.02% Annual 07/21/42
(a)
07/21/52 USD 4,440 (24,371) — (24,371)
1 day SOFR Annual 2.03% Annual 07/21/42
(a)
07/21/52 USD 4,440 (23,541) — (23,541)
0.96% Annual
6 month
EURIBOR Semi-Annual 07/22/47
(a)
07/22/52 EUR 9,218 9,712 — 9,712
0.99% Annual 1 day TONAR Annual N/A 07/26/52 JPY 229,295 55,032 — 55,032
1 day SOFR Annual 2.06% Annual 07/28/42
(a)
07/28/52 USD 4,440 (16,933) — (16,933)
1 day SOFR Annual 2.11% Annual 07/28/42
(a)
07/28/52 USD 8,660 (11,587) — (11,587)
1.96% Annual 1 day SOFR Annual 08/01/42
(a)
08/01/52 USD 4,440 37,512 — 37,512
6 month
EURIBOR Semi-Annual 0.96% Annual 08/04/42
(a)
08/04/52 EUR 3,290 (33,604) (59,879) 26,275
6 month
EURIBOR Semi-Annual 0.97% Annual 08/04/42
(a)
08/04/52 EUR 5,935 (59,872) (107,207) 47,335
1.95% Annual 1 day SOFR Annual 08/04/42
(a)
08/04/52 USD 4,440 39,044 — 39,044
0.97% Annual
6 month
EURIBOR Semi-Annual 08/04/42
(a)
08/04/52 EUR 5,935 59,872 — 59,872
0.96% Annual
6 month
EURIBOR Semi-Annual 08/04/42
(a)
08/04/52 EUR 3,290 33,604 — 33,604
0.97% Annual
6 month
EURIBOR Semi-Annual 08/04/42
(a)
08/04/52 EUR 5,935 58,138 — 58,138
6 month
EURIBOR Semi-Annual 1.05% Annual 08/05/42
(a)
08/05/52 EUR 3,835 (20,724) — (20,724)
6 month
EURIBOR Semi-Annual 1.07% Annual 08/11/42
(a)
08/11/52 EUR 3,835 (16,924) — (16,924)
6 month
EURIBOR Semi-Annual 1.13% Annual 08/11/42
(a)
08/11/52 EUR 3,700 (5,124) — (5,124)
6 month
EURIBOR Semi-Annual 1.15% Annual 08/11/42
(a)
08/11/52 EUR 3,705 188 — 188
1 day SOFR Annual 2.10% Annual 08/11/42
(a)
08/11/52 USD 4,330 (7,381) — (7,381)
1 day SOFR Annual 2.10% Annual 08/11/42
(a)
08/11/52 USD 4,330 (7,280) — (7,280)
1 day SOFR Annual 2.14% Annual 08/11/42
(a)
08/11/52 USD 4,440 (315) (2,417) 2,102
1 day SOFR Annual 2.15% Annual 08/11/42
(a)
08/11/52 USD 4,330 2,724 (441) 3,165
0.95% Annual
6 month
EURIBOR Semi-Annual 08/13/47
(a)
08/13/52 EUR 22,388 26,864 — 26,864
2.12% Annual 1 day SOFR Annual 08/14/42
(a)
08/14/52 USD 3,885 2,721 — 2,721
2.12% Annual 1 day SOFR Annual 08/14/42
(a)
08/14/52 USD 5,500 4,236 — 4,236
6 month
EURIBOR Semi-Annual 1.26% Annual 08/18/42
(a)
08/18/52 EUR 3,170 17,768 39,568 (21,800)
1.26% Annual
6 month
EURIBOR Semi-Annual 08/18/42
(a)
08/18/52 EUR 3,170 (17,768) — (17,768)
6 month
EURIBOR Semi-Annual 1.20% Annual 08/19/42
(a)
08/19/52 EUR 3,705 9,603 — 9,603
3.38% Semi-Annual 3 month BA Semi-Annual N/A 08/22/52 CAD 5,360 101,219 — 101,219
3.40% Semi-Annual 3 month BA Semi-Annual N/A 08/23/52 CAD 2,680 45,786 — 45,786
2.04% Annual 1 day SOFR Annual 08/25/42
(a)
08/25/52 USD 3,895 17,059 — 17,059
6 month
EURIBOR Semi-Annual 1.28% Annual 08/25/42
(a)
08/25/52 EUR 3,835 26,159 — 26,159
1 day SOFR Annual 2.12% Annual 08/25/42
(a)
08/25/52 USD 3,895 (2,527) — (2,527)
2.05% Annual 1 day SOFR Annual 08/26/42
(a)
08/26/52 USD 3,895 15,577 — 15,577
1.95% Annual 1 day SOFR Annual 08/26/47
(a)
08/26/52 USD 32,657 59,764 — 59,764
1.98% Annual 1 day SOFR Annual 08/27/47
(a)
08/27/52 USD 16,331 20,460 — 20,460
2.02% Annual 1 day SOFR Annual 08/27/47
(a)
08/27/52 USD 23,747 5,095 — 5,095
1.95% Annual 1 day SOFR Annual 08/27/47
(a)
08/27/52 USD 32,675 61,872 — 61,872
2.05% Annual 1 day SOFR Annual 08/29/42
(a)
08/29/52 USD 3,885 15,072 (2,543) 17,615
3.45% Semi-Annual 3 month BA Semi-Annual N/A 08/29/52 CAD 5,340 54,223 — 54,223
1.21% Annual
6 month
EURIBOR Semi-Annual 08/29/42
(a)
08/29/52 EUR 4,451 (14,249) (902) (13,347)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.25% Annual
6 month
EURIBOR Semi-Annual 08/29/42
(a)
08/29/52 EUR 4,451 $ (24,414) $ — $ (24,414)
3.43% Semi-Annual 3 month BA Semi-Annual N/A 08/31/52 CAD 5,340 64,784 — 64,784
1.31% Annual
6 month
EURIBOR Semi-Annual 09/01/42
(a)
09/01/52 EUR 18,131 (150,832) — (150,832)
2.01% Annual 1 day SOFR Annual 09/02/42
(a)
09/02/52 USD 3,885 22,172 5,965 16,207
2.04% Annual 1 day SOFR Annual 09/02/42
(a)
09/02/52 USD 8,000 33,722 — 33,722
1.19% Annual
6 month
EURIBOR Semi-Annual 09/04/47
(a)
09/04/52 EUR 11,822 (57,494) — (57,494)
2.15% Annual 1 day SOFR Annual 09/08/42
(a)
09/08/52 USD 4,160 (2,653) — (2,653)
1 day SOFR Annual 2.19% Annual 09/08/42
(a)
09/08/52 USD 4,160 11,667 — 11,667
1.18% Annual
6 month
EURIBOR Semi-Annual 09/08/42
(a)
09/08/52 EUR 6,775 (12,571) — (12,571)
2.21% Annual 1 day SOFR Annual 09/11/42
(a)
09/11/52 USD 8,300 (30,616) (167) (30,449)
1 day TONAR Annual 1.11% Annual N/A 09/12/52 JPY 173,705 (7,148) — (7,148)
1 day TONAR Annual 1.13% Annual N/A 09/12/52 JPY 173,705 347 — 347
1 day SOFR Annual 2.29% Annual 09/12/42
(a)
09/12/52 USD 4,160 31,267 — 31,267
2.17% Annual 1 day SOFR Annual 09/19/42
(a)
09/19/52 USD 4,150 (8,242) — (8,242)
6 month
EURIBOR Semi-Annual 1.16% Annual 09/19/42
(a)
09/19/52 EUR 3,915 — — —
0.96% Annual
6 month
EURIBOR Semi-Annual 09/26/42
(a)
09/26/52 EUR 3,385 33,088 — 33,088
6 month
EURIBOR Semi-Annual 1.11% Annual 09/29/42
(a)
09/29/52 EUR 3,915 (6,256) — (6,256)
6 month
EURIBOR Semi-Annual 1.15% Annual 09/29/42
(a)
09/29/52 EUR 3,915 1,874 — 1,874
1 day SOFR Annual 2.82% Annual 02/21/23
(a)
02/21/53 USD 11,920 (497,149) 685,717 (1,182,866)
0.62% Annual 1 day SOFR Annual 07/12/23
(a)
07/12/53 USD 8,970 3,960,643 3,417,751 542,892
1.67% Annual 1 day SOFR Annual 01/15/25
(a)
01/15/55 USD 1,930 411,357 — 411,357
1 day SOFR Annual 1.67% Annual 12/01/26
(a)
12/01/56 USD 1,720 (314,701) (218,390) (96,311)
$ (108,215,349) $ 13,482,666 $ (121,698,015)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/12/27 USD 42,490 $ (575,699) $ — $ (575,699)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 756,799 — 756,799

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.56% At Termination 09/15/52 EUR 2,955 $ 138,867 $ — $ 138,867
$ 319,967 $ — $ 319,967
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stonegate Pub Co. Financing plc 5.00 % Quarterly Credit Suisse International 12/20/22 EUR 2,190 $ (10,165) $ 10,335 $ (20,500)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 (6,359) 8,823 (15,182)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (216,259) (117,367) (98,892)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 76,128 (6,856) 82,984
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (88,179) 35,511 (123,690)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,555 111,901 26,574 85,327
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 43,453 (52,127) 95,580
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 47,961 (50,803) 98,764
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 47,961 (54,822) 102,783
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 5,665 (4,818) (50,230) 45,412
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 5,665 (4,818) (51,986) 47,168
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 750 145,442 86,624 58,818
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 2,370 459,598 266,144 193,454
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,760 341,304 133,883 207,421
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/24 USD 750 145,442 86,695 58,747
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 127,183 101,189 25,994
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 1,160 147,533 99,209 48,324
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (115,948) (10,070) (105,878)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (128,416) (34,210) (94,206)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (109,598) (11,514) (98,084)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (128,416) (34,210) (94,206)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (130,051) (34,712) (95,339)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (46,697) (4,749) (41,948)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,925 68,223 63,284 4,939
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (58,255) 55,995 (114,250)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (109,047) 110,498 (219,545)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 57,035 (42,244) 99,279
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 142,287 (62,453) 204,740
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (123,931) (88,630) (35,301)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 170,490 144,018 26,472
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 170,477 144,007 26,470
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 170,490 144,018 26,472
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 103,172 85,494 17,678
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 170,451 141,244 29,207
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 238,633 197,744 40,889
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 2,282 2,031,746 (2,029,464)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (363,493) (376,440) 12,947
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 1,140 13,802 100,462 (86,660)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (62,801) (51,642) (11,159)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (94,203) (77,452) (16,751)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (113,159) 295,817 (408,976)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 74,080 132,224 (58,144)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,000 592,840 569,890 22,950
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (4,022) 69,847 (73,869)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (3,414) 45,123 (48,537)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (14,532) 196,441 (210,973)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (3,896) 46,544 (50,440)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Southwest Airlines Co. ...... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 3,750 $ (5,172) $ 121,616 $ (126,788)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (3,896) 50,042 (53,938)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 11,280 140,721 171,887 (31,166)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (4,072) (41,436) 37,364
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (4,072) (52,375) 48,303
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (143,585) (177,844) 34,259
Anheuser-Busch InBev SA ... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 4,582 (23,447) (40,715) 17,268
Anheuser-Busch InBev SA ... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,538 (28,339) (29,227) 888
Anheuser-Busch InBev SA ... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,490 (17,859) (15,331) (2,528)
Anheuser-Busch InBev SA ... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 9,300 (47,591) (62,108) 14,517
BAT International Finance plc .. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 16,350 180,725 (65,408) 246,133
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (46,194) (52,364) 6,170
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (46,194) (50,927) 4,733
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 4,200 (64,672) (71,297) 6,625
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Credit Suisse International 06/20/27 EUR 1,800 (27,716) (32,280) 4,564
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 2,933 (45,167) (74,818) 29,651
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 (135,503) (219,094) 83,591
BMW Finance NV ......... 1.00 Quarterly Citibank NA 06/20/27 EUR 2,213 26,611 (19,695) 46,306
BMW Finance NV ......... 1.00 Quarterly Citibank NA 06/20/27 EUR 4,621 55,569 (13,158) 68,727
BMW Finance NV ......... 1.00 Quarterly Citibank NA 06/20/27 EUR 4,426 53,228 (39,395) 92,623
BMW Finance NV ......... 1.00 Quarterly Citibank NA 06/20/27 EUR 15,084 181,393 (71,644) 253,037
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 22,626 272,089 (75,063) 347,152
Compass Group plc ........ 1.00 Quarterly Citibank NA 06/20/27 EUR 11,700 (209,503) (272,514) 63,011
Enel SpA ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,700 120,168 (10,868) 131,036
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 1,120 (32,753) (51,620) 18,867
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,455 (42,550) (137,570) 95,020
Galp Energia SGPS SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,660 (842,596) (1,068,730) 226,134
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 33,395 31,863 1,532
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 33,395 31,863 1,532
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,139 44,616 39,865 4,751
Henkel AG & Co. KGaA ..... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 6,000 (94,853) (78,885) (15,968)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 6,000 (94,853) (80,198) (14,655)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 6,000 (94,853) (77,401) (17,452)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (54,299) (48,514) (5,785)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 9,000 (162,898) (156,636) (6,262)
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 13,850 180,157 (230,810) 410,967
Mercedes-Benz Group AG .... 1.00 Quarterly Citibank NA 06/20/27 EUR 15,084 252,330 7,131 245,199
Mercedes-Benz Group AG .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 22,626 378,495 37,366 341,129
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,121 24,186 (5,706) 29,892
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,901 30,232 (7,132) 37,364
Paramount Global ......... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 2,270 72,550 71,674 876
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 1,765 29,012 24,707 4,305
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 1,235 20,309 17,295 3,014
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 4,300 70,693 1,841 68,852
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 5,867 (73,697) (161,246) 87,549
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,933 (36,848) (80,670) 43,822
STMicroelectronics NV ...... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 5,900 (74,116) (125,741) 51,625
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (74,116) (127,688) 53,572
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (74,116) (106,109) 31,993
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 (110,545) (259,566) 149,021
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,837 (52,431) (57,557) 5,126
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,837 (52,431) (45,115) (7,316)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,837 (52,431) (51,663) (768)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,837 (52,431) (48,750) (3,681)
Telia Co. AB ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 2,837 (52,431) (53,297) 866
UniCredit SpA ............ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 16,000 2,047,494 1,750,829 296,665
WPP Finance SA .......... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 4,095 104,098 23,658 80,440
WPP Finance SA .......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 8,480 215,568 (75,375) 290,943
Banco Bilbao Vizcaya Argentaria
SA ................. 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 12,150 1,049,494 898,385 151,109
Banco Santander SA ....... 1.00 Quarterly Bank of America NA 12/20/27 EUR 5,900 438,787 344,548 94,239
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 12,500 282,666 138,467 144,199

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BASF SE ............... 1.00 % Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,267 $ 141,709 $ 144,044 $ (2,335)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,133 70,855 72,022 (1,167)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 6,267 104,158 67,023 37,135
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 3,133 52,080 32,068 20,012
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,200 103,050 65,852 37,198
BMW Finance NV ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 19,170 318,625 195,941 122,684
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,200 103,050 55,692 47,358
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 84,035 43,488 40,547
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 6,800 (128,386) (133,726) 5,340
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 5,000 — (93,064) 93,064
Commerzbank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 12,000 199,980 77,147 122,833
Enel SpA ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,200 172,199 175,858 (3,659)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 62,900 5,650,701 4,354,604 1,296,097
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 137,044 12,311,519 9,490,611 2,820,908
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 12/20/27 USD 5,500 (131,824) (330,157) 198,333
General Motors Co. ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,250 (237,045) (292,519) 55,474
HSBC Holdings plc ........ 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 12,000 107,616 148,330 (40,714)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,850 467,302 307,403 159,899
Paramount Global ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,750 72,313 78,510 (6,197)
Republic of Chile .......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 21,986 664,495 315,961 348,534
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/27 USD 20,000 1,988,380 1,409,814 578,566
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 52,507 1,352,985 405,124 947,861
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 20,000 2,079,390 1,353,879 725,511
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 78,630 1,636,007 47,712 1,588,295
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 32,000 8,036,124 7,222,262 813,862
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 105,861 76,661 29,200
Solvay SA ............... 1.00 Quarterly Bank of America NA 12/20/27 EUR 7,660 213,768 219,465 (5,697)
Solvay SA ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 7,660 213,768 184,679 29,089
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 12,500 348,838 180,069 168,769
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,133 87,442 72,022 15,420
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/27 USD 3,840 77,201 64,243 12,958
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/27 USD 5,400 — 113,877 (113,877)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 11,800 662,037 486,294 175,743
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 22,000 (2,256,920) (2,708,608) 451,688
Tesco plc ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,700 235,548 138,898 96,650
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 16,700 587,110 293,719 293,391
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 75,000 3,188,324 1,800,082 1,388,242
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 54,719 127,500 (72,781)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 11,992 36,024 129,251 (93,227)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,608 28,861 104,933 (76,072)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,955 20,892 89,802 (68,910)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,716 20,176 72,389 (52,213)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,097 24,325 87,274 (62,949)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,770 23,339 90,267 (66,928)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 947,978 154,642 793,336
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 283,420 107,912 175,508
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 325,855 86,900 238,955
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 276,607 73,766 202,841
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 863 (139) (940) 801
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,998 (322) (11,169) 10,847
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 1,789 392,888 212,114 180,774
$ – $ – $ –
$ 46,204,360 $ 30,816,284 $ 15,388,076
$ – $ – $ –

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
EDP - Energias de Portugal
SA ............. 1.00 % Quarterly
Morgan Stanley & Co.
International plc 03/20/23 BBB EUR 81,680 $ 176,951 $ (40,125) $ 217,076
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/23 B EUR 1,857 (340,608) (218,764) (121,844)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 B EUR 1,833 (336,066) (217,092) (118,974)
EDP - Energias de Portugal
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 27,500 888,755 776,175 112,580
EDP - Energias de Portugal
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 23,000 743,322 649,164 94,158
Naturgy Capital Markets SA 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 22,000 39,200 (65,267) 104,467
Naturgy Capital Markets SA 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 26,500 47,218 (78,617) 125,835
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 745 (99,757) (36,801) (62,956)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 425 (56,861) (22,475) (34,386)
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB- EUR 4,350 (99,275) (96,700) (2,575)
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 229,874 224,373 5,501
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,033 107,971 105,857 2,114
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,850 297,791 282,638 15,153
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,400 250,772 214,551 36,221
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 92,741 335,511 (242,770)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 160,185 373,481 (213,296)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 96,111 224,196 (128,085)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 154,339 344,068 (189,729)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 96,111 226,095 (129,984)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 NR EUR 2,640 12,913 69,473 (56,560)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 NR EUR 2,820 13,793 98,265 (84,472)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,353 88,157 262,743 (174,586)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 17,051 88,378 (71,327)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 2,820 (77,996) (31,321) (46,675)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,124 (31,088) — (31,088)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,643 (45,453) (9,229) (36,224)
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB+ EUR 1,180 (9,157) 55,902 (65,059)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 NR EUR 630 (4,889) 29,512 (34,401)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB+ EUR 1,210 (9,390) 53,253 (62,643)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 410 (3,182) 16,243 (19,425)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 30 (233) 1,188 (1,421)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 (2,406) 22,011 (24,417)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 20 (155) 1,420 (1,575)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,900 (22,505) 192,061 (214,566)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 604 12,764 55,251 (42,487)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Novafives SAS ....... 5.00 % Quarterly
Credit Suisse
International 06/20/26 B- EUR 2,900 $ (1,087,195) $ (273,785) $ (813,410)
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (48,413) (49,979) 1,566
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (47,174) (53,123) 5,949
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 7,580 (511,274) 490,422 (1,001,696)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 970 (65,427) 62,758 (128,185)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB+ EUR 3,100 (60,057) 241,096 (301,153)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 120 (2,324) 7,874 (10,198)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,120 (96,474) 81,338 (177,812)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,546 (133,159) 107,051 (240,210)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 974 (83,908) 68,450 (152,358)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB EUR 1,680 (144,712) 132,293 (277,005)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 1,140 (224,864) (42,323) (182,541)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 970 (191,241) 36,095 (227,336)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,400 (276,149) 51,778 (327,927)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 942 (185,892) 37,106 (222,998)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 2,722 (536,933) 91,194 (628,127)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 1,400 (276,149) 60,820 (336,969)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 2,900 23,715 272,975 (249,260)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,680 (232,297) 49,180 (281,477)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,680 (232,297) 80,985 (313,282)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 2,800 (387,162) 117,125 (504,287)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,700 (235,063) 82,736 (317,799)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 1,160 (160,395) 70,708 (231,103)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,700 (650,981) (147,692) (503,289)
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 2,800 (400,593) 117,444 (518,037)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 1,292 2,865 16,503 (13,638)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/27 B EUR 1,160 (552,900) (195,938) (356,962)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/27 B EUR 1,740 (829,350) (315,519) (513,831)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B- EUR 1,142 (57,142) (18,948) (38,194)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 (135,163) 82,163 (217,326)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 (3,790) 3,285 (7,075)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 17 (567) 492 (1,059)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 149 (5,126) 4,444 (9,570)
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 06/20/27 BB+ EUR 2,340 (80,274) 23,566 (103,840)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 824 $ (28,268) $ 26,605 $ (54,873)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,474 (50,576) (56,555) 5,979
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 2,211 (75,864) (83,148) 7,284
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 91 (3,129) 2,946 (6,075)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 609 (20,898) 19,668 (40,566)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 450 (17,087) 17,619 (34,706)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,267 (43,453) (7,393) (36,060)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 (50,576) (51,093) 517
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 220 (7,553) 7,562 (15,115)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 1,755 (60,206) 17,675 (77,881)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 (5,584) 5,590 (11,174)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 778 (26,702) 27,207 (53,909)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 (21,000) 21,398 (42,398)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 (19,740) 20,114 (39,854)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 86 (2,956) 3,012 (5,968)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 92 (3,145) 3,205 (6,350)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 24 (836) 837 (1,673)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 828 (28,406) 28,944 (57,350)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 633 (21,727) (2,468) (19,259)
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 3,100 (106,346) 24,399 (130,745)
Faurecia SE ......... 5.00 Quarterly BNP Paribas SA 06/20/27 BB EUR 5,900 (180,099) 60,615 (240,714)
Faurecia SE ......... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 1,100 (33,578) 11,301 (44,879)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 5,900 (180,099) 53,279 (233,378)
International Game
Technology plc ..... 5.00 Quarterly Bank of America NA 06/20/27 BB+ EUR 1,506 9,092 93,281 (84,189)
International Game
Technology plc ..... 5.00 Quarterly Citibank NA 06/20/27 BB+ EUR 2,161 13,045 115,255 (102,210)
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 3,100 18,713 119,259 (100,546)
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 1,200 (116,075) (79,664) (36,411)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,800 (449,724) (94,631) (355,093)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,690 (271,441) (29,850) (241,591)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,692 (271,762) (50,951) (220,811)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 3,948 (634,111) (118,886) (515,225)
Newell Brands, Inc. .... 1.00 Quarterly
Goldman Sachs
International 06/20/27 BBB- USD 1,985 (164,807) (105,671) (59,136)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nidda Healthcare Holding
GmbH ........... 5.00 % Quarterly
Credit Suisse
International 06/20/27 B EUR 1,250 $ (51,646) $ (72,245) $ 20,599
Nidda Healthcare Holding
GmbH ........... 5.00 Quarterly
Credit Suisse
International 06/20/27 B EUR 1,300 (53,713) (72,003) 18,290
Nidda Healthcare Holding
GmbH ........... 5.00 Quarterly
Credit Suisse
International 06/20/27 B EUR 1,300 (53,713) (24,910) (28,803)
Picard Bondco SA ..... 5.00 Quarterly
Goldman Sachs
International 06/20/27 CCC+ EUR 1,770 (281,123) (281,574) 451
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 1,120 (177,894) (61,525) (116,369)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 1,120 (177,894) (22,352) (155,542)
Saipem Finance
International BV .... 5.00 Quarterly BNP Paribas SA 06/20/27 BB EUR 3,020 (479,679) (118,288) (361,391)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 1,120 (177,894) (22,352) (155,542)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 1,120 (177,894) (45,215) (132,679)
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 560 (88,948) (11,571) (77,377)
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 2,930 (590,682) (170,604) (420,078)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,930 (590,682) (154,431) (436,251)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 1,750 (352,797) (173,631) (179,166)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 2,930 (590,682) (191,874) (398,808)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 631 (177,839) (156,334) (21,505)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 2,219 (625,978) (550,283) (75,695)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 379 (106,895) (92,650) (14,245)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 1,334 (376,262) (326,120) (50,142)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 3,750 (1,057,601) (916,662) (140,939)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 1,065 (300,463) (260,422) (40,041)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 1,088 (306,883) (273,810) (33,073)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 309 (87,185) (77,789) (9,396)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 647 (182,456) (158,918) (23,538)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 2,277 (642,229) (559,378) (82,851)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 469 (132,292) (115,143) (17,149)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 1,651 (465,655) (405,294) (60,361)
BP Capital Markets plc .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 A- EUR 19,170 (374,489) (201,383) (173,106)
LANXESS AG ........ 1.00 Quarterly Bank of America NA 12/20/27 BBB EUR 7,660 (632,274) (638,527) 6,253
LANXESS AG ........ 1.00 Quarterly
Goldman Sachs
International 12/20/27 BBB EUR 7,660 (632,274) (615,689) (16,585)
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 3,970 31,201 73,955 (42,754)
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 1,485 11,671 35,848 (24,177)
Telecom Italia SpA ..... 1.00 Quarterly BNP Paribas SA 06/20/29 BB- EUR 3,400 (728,408) (662,851) (65,557)
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 AA USD 2,292 (54,719) (149,622) 94,903
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,503 (171,114) (63,335) (107,779)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (181,073) (67,262) (113,811)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (181,073) (58,004) (123,069)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 7,413 (362,146) (118,687) (243,459)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 7,493 $ (1,458,562) $ (17,105) $ (1,441,457)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 7,440 (1,448,246) (20,467) (1,427,779)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,392 (270,962) (143,941) (127,021)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 1,360 (264,733) (290,686) 25,953
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 960 (186,870) (105,983) (80,887)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 1,674 (325,855) (159,136) (166,719)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 30,213 (5,881,162) (83,268) (5,797,894)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 21,910 (4,264,928) (33,036) (4,231,892)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,079 (210,034) (2,799) (207,235)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (318,264) (409,573) 91,309
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (467,176) 2,374 (469,550)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 270 (50,117) (20,922) (29,195)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 1,789 (392,888) (175,517) (217,371)
$ (35,497,239) $ (4,063,541) $ (31,433,698)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 5.42% At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 $ (1,381,624) $ — $ (1,381,624)
1 day
BZDIOVER At Termination 12.40% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 2,802,589 — 2,802,589
1 day
BZDIOVER At Termination 8.20% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 700,461 — 700,461
1 day
BZDIOVER At Termination 8.38% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 660,870 — 660,870
1 day
BZDIOVER At Termination 9.45% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 2,995,399 — 2,995,399
1 day
BZDIOVER At Termination 9.45% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 634,829 — 634,829
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA N/A 04/01/23 CLP 71,269,343 6,564,231 — 6,564,231
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA N/A 05/28/23 CLP 71,269,343 (6,765,045) — (6,765,045)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA N/A 01/02/25 BRL 140,937 11,948 — 11,948
1 day
BZDIOVER At Termination 11.65% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 100,607 (9,304) — (9,304)
28 day
MXIBTIIE Monthly 6.02% Monthly Citibank NA N/A 03/24/26 MXN 969,089 (5,007,083) — (5,007,083)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.64% Monthly
28 day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 $ 1,502,831 $ — $ 1,502,831
7.71% Monthly
28 day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 2,790,399 — 2,790,399
$ 5,500,501 $ — $ 5,500,501
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
2.00% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 10/17/22 USD 170 $ (480,589) $ — $ (480,589)
1 day SOFR minus
3.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Barclays Bank plc 10/26/22 USD 100 11,206 — 11,206
0.00% ........... At Termination
Goldman Sachs
GSVICVC4
Starategy I Index
At
Termination
Goldman Sachs
International 11/18/22 USD 9,579 (31,025) — (31,025)
0.00% ........... Quarterly
SHELL: GSVISK10
Index Fund Quarterly
Goldman Sachs
International 12/07/22 USD 22,095 373,770 — 373,770
1 day SOFR minus
0.20% ......... Quarterly
SPDR® Bloomberg
High Yield Bond
ETF Quarterly BNP Paribas SA 12/16/22 USD 216 (978,358) — (978,358)
1 day SOFR minus
0.25% ......... Quarterly
SPDR® Bloomberg
High Yield Bond
ETF Quarterly
Goldman Sachs
International 12/16/22 USD 337 (2,506,989) — (2,506,989)
1 day SOFR minus
0.45% ......... Quarterly
SPDR® Bloomberg
High Yield Bond
ETF Quarterly Barclays Bank plc 12/16/22 USD 210 (858,643) — (858,643)
1 day SOFR minus
1.25% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
Goldman Sachs
International 12/16/22 USD 125 (42,096) — (42,096)
1 day SOFR minus
1.70% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly BNP Paribas SA 12/16/22 USD 1,136 (4,007,245) — (4,007,245)
1 day SOFR minus
1.70% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 12/16/22 USD 691 (1,957,936) — (1,957,936)
1 day SOFR minus
1.75% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly Citibank NA 12/16/22 USD 73 (205,534) — (205,534)
1 day SOFR minus
1.80% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly Bank of America NA 12/16/22 USD 862 (2,633,243) — (2,633,243)
1 day SOFR plus 0.15% Quarterly
SPDR® Bloomberg
High Yield Bond
ETF Quarterly Citibank NA 12/16/22 USD 337 (1,278,888) — (1,278,888)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(263,395) of net dividends and financing fees.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1 day SOFR minus
0.40% Quarterly Citibank NA 12/16/22 USD 555 $ 2,618,968 $ — $ 2,618,968
3 month EURIBOR ... Quarterly
IBOXX Euro
Corporates Overall
Total Return Index
At
Termination BNP Paribas SA 12/20/22 EUR 35,450 (2,640,136) 6,405 (2,646,541)
Markit iBoxx EUR Liquid
High Yield Index TRI At Termination 3 month EURIBOR Quarterly BNP Paribas SA 12/20/22 EUR 14,700 78,563 (418) 78,981
Markit iBoxx EUR Liquid
High Yield Index TRI At Termination 3 month EURIBOR Quarterly BNP Paribas SA 12/20/22 EUR 12,000 324,822 (3,048) 327,870
Markit iBoxx EUR Liquid
High Yield Index TRI At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 7,300 (14,486) (435) (14,051)
Markit iBoxx EUR Liquid
High Yield Index TRI At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 24,000 (549,786) (661) (549,125)
Markit iBoxx EUR Liquid
High Yield Index TRI At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 12,000 302,018 (3,048) 305,066
Markit iBoxx EUR Liquid
High Yield Index TRI At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 9,700 (112,615) (601) (112,014)
Markit iBoxx EUR Liquid
High Yield Index TRI At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 11,900 344 351 (7)
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 12/27/22 USD 20 1,600 — 1,600
Markit iBoxx EUR Liquid
High Yield Index TRI At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 03/20/23 EUR 12,200 — 1,372 (1,372)
$ (14,586,278) $ (83) $ (14,586,195)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ (302,334,347) $ 9,924,307
(c)
$ (292,146,645) 0.8%
(b)
Range: 15-450 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - 1D Overnight Index Swap Rate (HONIA)
USD – 1D Overnight Bank Funding Rate (OBFR01)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Telenet Group Holding NV ... 188,842 $ 2,596,312 (0.9) %
China
Alibaba Group Holding Ltd. ... 70,241 700,959 (0.2)
Germany
ADLER Group SA ......... 54,975 111,758 0.0
Deutsche Bank AG (Registered) 147,409 1,091,414 (0.4)
1,203,172
Italy
Telecom Italia SpA ........ 4,402,563 793,011 (0.3)
Spain
Cellnex Telecom SA ....... 42,600 1,314,065 (0.5)
United Kingdom
EnQuest plc ............. 4,891,224 1,437,463 (0.5)
Entain plc .............. 98,901 1,182,506 (0.4)
Liberty Global plc, Class A ... 121,654 1,896,586 (0.6)
4,516,555
United States
Altice USA, Inc., Class A .... 98,847 576,278 (0.2)
Coty, Inc., Class A ......... 416,685 2,633,449 (0.9)
Southwest Airlines Co. ...... 10,000 308,400 (0.1)
3,518,127
Total Reference Entity — Long ............ 14,642,201
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
China
ZTO Express Cayman, Inc.,
ADR ................ (303,500) $ (7,293,105) 2.5%
France
Fnac Darty SA ........... (333) (9,204) (0.0)
Germany
BASF SE ............... (42,060) (1,614,196) 0.5
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (60,000) (4,283,400) 1.5
Pitney Bowes, Inc. ........ (212,500) (495,125) 0.2
Sabre Corp. ............. (35,000) (180,250) 0.1
SPDR Bloomberg High Yield
Bond ETF ............ (391,000) (34,349,350) 11.7
SPDR Bloomberg Short Term
High Yield Bond ETF ..... (208,000) (4,946,240) 1.7
Vanguard Intermediate-Term
Corporate Bond ETF ..... (1,907,000) (144,321,760) 49.4
Vanguard Long-Term Corporate
Bond ETF ............ (1,488,000) (108,981,120) 37.3
Vanguard Short-Term Corporate
Bond ETF ............ (4,242) (315,096) 0.1
(297,872,341)
Total Reference Entity — Short ............ (306,788,846)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (292,146,645)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day ESTR ......................................... Euro Short-Term Rate 0.64
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
1 day SONIA ......................................... Sterling Overnight Index Average 2.19
1 day SORA ......................................... Singapore Overnight Rate Average 4.39
1 day TONAR ........................................ Tokyo Overnight Average Rate 0.73
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.55
3 month BA .......................................... Canadian Bankers Acceptances 4.20
3 month EURIBOR ..................................... Euro Interbank Offered Rate 1.29
3 month LIBOR ....................................... London Interbank Offered Rate 3.78
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.39

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate
WTI West Texas Intermediate

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Bermuda ............................................. $ — $ 10,201,364 $ — $ 10,201,364
Canada ............................................. — 23,473,746 — 23,473,746
Cayman Islands ........................................ — 1,979,468,851 36,515,316 2,015,984,167
France .............................................. — 4,533,100 — 4,533,100
Germany ............................................ — 1,109,790 — 1,109,790
Ireland .............................................. — 142,955,551 — 142,955,551
Italy ................................................ — 2,228,814 — 2,228,814
Jersey .............................................. — 24,011,219 — 24,011,219
Luxembourg .......................................... — 5,413,276 — 5,413,276
Netherlands ........................................... — 3,333,736 — 3,333,736
Portugal ............................................. — 5,193,842 — 5,193,842
Spain ............................................... — 9,470,589 — 9,470,589
United Kingdom ........................................ — 58,426,729 — 58,426,729
United States .......................................... — 2,318,214,951 94,083,784 2,412,298,735
Common Stocks
Australia ............................................. — 1,340,029 — 1,340,029
Brazil ............................................... 816,191 — — 816,191
Canada ............................................. 2,468,179 — 382,442 2,850,621
France .............................................. — 8,300,220 — 8,300,220
Germany ............................................ — 26,610,346 — 26,610,346
Israel ............................................... — 779,341 — 779,341
Italy ................................................ — 5,124,761 — 5,124,761
Netherlands ........................................... 2,999,678 5,041,729 — 8,041,407
United Kingdom ........................................ 12,751,952 14,906,407 24 27,658,383
United States .......................................... 359,432,400 48,349,952 45,313,236 453,095,588
Corporate Bonds
Argentina ............................................ — 15,248,392 — 15,248,392
Australia ............................................. — 13,644,851 32,740,880 46,385,731

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Austria .............................................. $ — $ 43,793,116 $ — $ 43,793,116
Belgium ............................................. — 118,179,780 — 118,179,780
Brazil ............................................... — 85,663,583 — 85,663,583
Canada ............................................. — 127,621,093 16,969,973 144,591,066
Cayman Islands ........................................ — 93,050 — 93,050
Chile ............................................... — 18,228,699 — 18,228,699
China ............................................... — 76,589,196 — 76,589,196
Colombia ............................................ — 76,027,116 — 76,027,116
Cyprus .............................................. — 16,524,428 — 16,524,428
Czech Republic ........................................ — 2,090,585 — 2,090,585
Denmark ............................................. — 12,092,788 — 12,092,788
Finland .............................................. — 14,823,747 — 14,823,747
France .............................................. — 423,924,646 — 423,924,646
Germany ............................................ — 580,707,831 — 580,707,831
Guernsey ............................................ — 459,333 — 459,333
Hong Kong ........................................... — 9,228,130 — 9,228,130
India ............................................... — 41,533,755 — 41,533,755
Indonesia ............................................ — 14,702,763 — 14,702,763
Ireland .............................................. — 9,269,954 — 9,269,954
Israel ............................................... — 18,527,465 — 18,527,465
Italy ................................................ — 214,637,548 — 214,637,548
Jamaica ............................................. — 9,928,205 — 9,928,205
Japan ............................................... — 130,767,833 — 130,767,833
Kuwait .............................................. — 14,300,861 — 14,300,861
Luxembourg .......................................... — 177,491,083 — 177,491,083
Macau .............................................. — 9,861,376 — 9,861,376
Malaysia ............................................. — 10,998,736 — 10,998,736
Mexico .............................................. — 95,300,219 — 95,300,219
Morocco ............................................. — 1,150,240 — 1,150,240
Netherlands ........................................... — 214,635,158 — 214,635,158
New Zealand .......................................... — 11,319,679 — 11,319,679
Nigeria .............................................. — 10,133,773 — 10,133,773
Norway .............................................. — 12,884,911 — 12,884,911
Paraguay ............................................ — 4,757,286 — 4,757,286
Peru ................................................ — 5,926,500 — 5,926,500
Philippines ........................................... — 3,914,626 — 3,914,626
Portugal ............................................. — 15,276,455 — 15,276,455
Romania ............................................. — 14,228,109 — 14,228,109
Saudi Arabia .......................................... — 42,629,675 — 42,629,675
Singapore ............................................ — 12,254,130 — 12,254,130
South Africa ........................................... — 63,632,752 — 63,632,752
South Korea .......................................... — 17,125,870 — 17,125,870
Spain ............................................... — 287,680,037 — 287,680,037
Sweden ............................................. — 75,930,865 — 75,930,865
Switzerland ........................................... — 99,742,840 — 99,742,840
Taiwan .............................................. — 4,839,089 — 4,839,089
Tanzania, United Republic Of ............................... — 6,857,648 — 6,857,648
Thailand ............................................. — 13,794,924 — 13,794,924
Turkey .............................................. — 4,471,686 — 4,471,686
Ukraine ............................................. — 9,883,183 — 9,883,183
United Arab Emirates .................................... — 27,243,136 — 27,243,136
United Kingdom ........................................ — 842,148,915 — 842,148,915
United States .......................................... — 5,041,571,583 210,252,127 5,251,823,710
Vietnam ............................................. — 1,335,926 — 1,335,926
Zambia .............................................. — 7,895,992 — 7,895,992
Floating Rate Loan Interests
Canada ............................................. — 8,703,714 — 8,703,714
European Union ........................................ — — 34,952,242 34,952,242
France .............................................. — 6,838,060 902,656 7,740,716
Germany ............................................ — 19,839,166 1,942,797 21,781,963
Jersey, Channel Islands ................................... — — 20,774,405 20,774,405
Luxembourg .......................................... — 34,793,664 52,610,114 87,403,778
Mexico .............................................. — — 38,080 38,080
Netherlands ........................................... — 13,205,061 — 13,205,061
Puerto Rico ........................................... — 984,965 — 984,965
Spain ............................................... — 1,386,266 35,727,385 37,113,651

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Sweden ............................................. $ — $ 7,664,529 $ — $ 7,664,529
United Kingdom ........................................ — 21,618,186 49,988,714 71,606,900
United States .......................................... — 805,692,834 705,478,180 1,511,171,014
Foreign Agency Obligations ................................. — 303,162,117 — 303,162,117
Foreign Government Obligations .............................. — 487,953,442 — 487,953,442
Investment Companies .................................... 1,086,766,624 — — 1,086,766,624
Municipal Bonds ......................................... — 1,551,797,003 — 1,551,797,003
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 52,147,647 — 52,147,647
Cayman Islands ........................................ — 23,278,666 — 23,278,666
Ireland .............................................. — 42,800,325 — 42,800,325
Italy ................................................ — 17,785,865 — 17,785,865
Netherlands ........................................... — 14,492,292 — 14,492,292
Switzerland ........................................... — 23,592 — 23,592
United Kingdom ........................................ — 90,360,297 — 90,360,297
United States .......................................... — 2,273,102,828 461,604,041 2,734,706,869
Preferred Securities
Brazil ............................................... — — 14,071,465 14,071,465
China ............................................... — — 49,859,259 49,859,259
Germany ............................................ — 3,974,387 13,806,834 17,781,221
Israel ............................................... — — 11,102,763 11,102,763
Jersey .............................................. — — 14,901,685 14,901,685
Spain ............................................... — 677,356 — 677,356
Sweden ............................................. — — 2,996,931 2,996,931
United States .......................................... — 20,400,106 217,694,244 238,094,350
U.S. Government Sponsored Agency Securities .................... — 12,216,656,093 18,750,729 12,235,406,822
U.S. Treasury Obligations ................................... — 10,772,687,026 — 10,772,687,026
Warrants .............................................. 2,863,873 207,237 3,042,240 6,113,350
Short-Term Securities
Borrowed Bond Agreements ................................. — 317,040,396 — 317,040,396
Certificates of Deposit ..................................... — 88,942,910 — 88,942,910
Commercial Paper ....................................... — 107,324,328 — 107,324,328
Money Market Funds ...................................... 2,485,826,616 — — 2,485,826,616
U.S. Treasury Obligations ................................... — 190,404,938 — 190,404,938
Options Purchased
Credit contracts .......................................... — 2,770,669 — 2,770,669
Equity contracts .......................................... 77,886,087 2,651,104 — 80,537,191
Foreign currency exchange contracts ........................... — 49,874,299 — 49,874,299
Interest rate contracts ...................................... 6,907,348 222,165,223 — 229,072,571
Liabilities
Investments
Borrowed Bonds ......................................... — (280,032,202) — (280,032,202)
TBA Sale Commitments .................................... — (10,215,221,698) — (10,215,221,698)
Investments Sold Short
Corporate Bonds ........................................ — (782,664) — (782,664)
U.S. Treasury Obligations ................................... — (974,491,440) — (974,491,440)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (1,310,982) (1,310,982)
$ 4,038,718,948 $ 32,236,892,080 $ 2,145,191,564 $ 38,420,802,592
Investments Valued at NAV
(b )
..................................... 237,755,248
$ —
$ 38,658,557,840
$ —
Derivative Financial Instruments
(c)
Assets
Commodity contracts ....................................... $ 156,752 $ — $ — $ 156,752
Credit contracts ........................................... — 35,531,532 — 35,531,532
Equity contracts ........................................... 35,908,371 30,057,588 — 65,965,959
Foreign currency exchange contracts ............................ — 183,355,233 — 183,355,233
Interest rate contracts ....................................... 287,545,805 457,859,620 — 745,405,425
Other contracts ........................................... — 895,666 — 895,666
Liabilities
Credit contracts ........................................... — (42,231,887) — (42,231,887)
Equity contracts ........................................... (68,940,218) (15,841,700) — (84,781,918)
Foreign currency exchange contracts ............................ — (102,959,852) — (102,959,852)
Interest rate contracts ....................................... (120,475,339) (1,161,517,925) — (1,281,993,264)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (575,699) $ — $ (575,699)
$ 134,195,371 $ (615,427,424) $ — $ (481,232,053)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December
31, 2021 ............... $ 310,997,968 $ 30,240,264 $ 295,174,229 $ 670,067,167 $ 282,426,791 $ 287,617,950 $ 103,638 $ — $ 1,225,849 $ 1,111,621 $ 1,878,965,477
Transfers into Level 3 ........ 60,264,017 156 — 45,907,569 133,924,991 — — 18,532,322 — 195,559 258,824,614
Transfers out of Level 3 ....... (177,017,514) — (94,077) (34,789,079) (116,001,512) — — — — — (327,902,182)
Accrued discounts/premiums .... — — — 338,921 — — — — — — 338,921
Net realized gain (loss) ....... 2,173,624 — (395,711) (624,332) (742,803) — — — — — 410,778
Net change in unrealized
appreciation (depreciation)
(a)
. (15,423,236) 4,087,215 (25,114,459) 51,707,560 (22,165,438) (35,605,255) (1,414,620) 218,407 (1,225,849) 1,633,869 (43,301,806)
Purchases ................ 31,289,193 11,368,067 85,243,971 287,598,378 221,642,306 72,420,486 — — — 101,191 709,663,592
Sales ................... (81,684,952) — (94,850,973) (117,791,611) (37,480,294) — — — — — (331,807,830)
Closing balance, as of September
30, 2022 ...............
$ 130,599,100 $ 45,695,702 $ 259,962,980 $ 902,414,573 $ 461,604,041 $ 324,433,181 $ (1,310,982) $ 18,750,729 $ — $ 3,042,240 $ 2,145,191,564
Net change in unrealized
appreciation (depreciation)
on investments still held at
September 30, 2022
(a)
......
$ (15,759,414) $ 4,133,044 $ (22,135,609) $ 57,739,560 $ (22,092,850) $ (35,605,255) $ (1,414,620) $ 218,407 $ — $ 1,890,726 $ (33,026,011)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1,057,560,978 . A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 45,538,209 Market Revenue Multiple 3.50x – 17.19x 9.41x
Volatility 32% - 69% 43%
Time to Exit 1.2 – 1.8 years 1.6 years
Corporate Bonds
(b)
............................ 217,695,080 Income Discount Rate 6% - 35% 16%
Floating Rate Loan Interests ...................... 496,976,117 Income Discount Rate 4% - 16% 11%
Credit Spread 315 – 445 369
Preferred Stocks
(c)
............................ 324,433,181 Market Revenue Multiple 0.09x – 26.50x 7.73x
EBITDA Multiple 3.75x –
Time to Exit 1.5 – 5.0 years 3.7 years
Volatility 50% - 90% 68%
Market Adjustment
Multiple
1.00x –
Gross Profit Multiple 30.50x –
Income Discount Rate 12% –
Warrants .................................. 2,987,999 Market Revenue Multiple 13.64x –
Time to Exit 0.3 – 0.8 years 0.6 years
Volatility 40% - 71% 60%
$1,087,630,586
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end September 30, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $27,384,960 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end September 30, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $54,326,948 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
The fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $125,780,984 as of September 30, 2022.